File Nos. 333-34817
                                                                       811-07060
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ ]
     Pre-Effective Amendment No.                                      [ ]
     Post-Effective Amendment No. 5                                   [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]
     Amendment No. 19                                                 [X]

                      (Check appropriate box or boxes.)

     COVA VARIABLE ANNUITY ACCOUNT FIVE
     ___________________________________
     (Exact Name of Registrant)

     COVA FINANCIAL LIFE INSURANCE COMPANY
     ______________________________________
     (Name of Depositor)

     4100 Newport Place Drive, Suite 840, Newport Beach, CA      92600
     ______________________________________________________      ______
     (Address of Depositor's Principal Executive Offices)      (Zip Code)


Depositor's Telephone Number, including Area Code (800) 831-5433
                                                  ______________

     Name and Address of Agent for Service
          Lorry J. Stensrud, President
          Cova Financial Life Insurance Company
          One Tower Lane, Suite 3000
          Oakbrook Terrace, Illinois  60181-4644
          (800) 831-5433

     Copies to:
          Judith A. Hasenauer     and          Bernard J. Spaulding
          Blazzard, Grodd & Hasenauer, P.C.    Senior Vice President,
          943 Post Road East                   General Counsel and Secretary
          P.O. Box 5108                        Cova Financial Life Insurance
          Westport, CT  06881                       Company
          (203) 226-7866                       One Tower Lane, Suite 3000
                                               Oakbrook Terrace, IL 60181-4644



It is proposed that this filing will become effective:

    __X__ immediately upon filing pursuant to paragraph (b) of Rule 485
    _____ on (date) pursuant to paragraph (b) of Rule 485
    _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
    _____ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

    _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
   Individual Variable Annuity Contracts.

==============================================================================



                               EXPLANATORY NOTE

==============================================================================

This Registration Statement contains three Prospectuses (Version A, Version B and Version C). The three versions are substantially similar except for the funding options. Different versions of Version A of the Prospectus will be created -- each one with different funding options available. The Prospectuses will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.

==============================================================================

          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           --------

          PART A

Item 1.   Cover Page . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions  . . . . . . . . . . . . .   Index of Special Terms

Item 3.   Synopsis . . . . . . . . . . . . . . .   Profile

Item 4.   Condensed Financial Information  . . .   Appendix - Condensed Financial Information

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies . .   Other Information - Cova; The
                                                   Separate Account; Investment
                                                   Options

Item 6.   Deductions and Expenses. . . . . . . .   Expenses

Item 7.   General Description of Variable
          Annuity Contracts. . . . . . . . . . .   The Fixed and Variable Annuity

Item 8.   Annuity Period . . . . . . . . . . . .   Income Phase

Item 9.   Death Benefit. . . . . . . . . . . . .   Death Benefit

Item 10.  Purchases and Contract Value . . . . .   Purchase

Item 11.  Redemptions. . . . . . . . . . . . . .   Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . .   Taxes

Item 13.  Legal Proceedings. . . . . . . . . . .   None

Item 14.  Table of Contents of the Statement of
          Additional Information . . . . . . . .   Table of Contents of the
                                                   Statement of Additional
                                                   Information

          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           --------

          PART B

Item 15.  Cover Page . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . .   Company

Item 18.  Services . . . . . . . . . . . . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered .   Not Applicable

Item 20.  Underwriters . . . . . . . . . . . . .   Distribution

Item 21.  Calculation of Performance Data. . . .   Performance Information

Item 22.  Annuity Payments . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements . . . . . . . . .   Financial Statements



                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.


                               PART A - VERSION A



The Fixed
And Variable Annuity

issued by

COVA VARIABLE ANNUITY
ACCOUNT FIVE

and

COVA FINANCIAL
LIFE INSURANCE COMPANY


This prospectus describes the Fixed and Variable Annuity Contract offered by Cova Financial Life Insurance Company (Cova).

The annuity contract has 43 investment choices - a fixed account which offers an interest rate which is guaranteed by Cova, and 42 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios (except as noted). CURRENTLY, IF YOU ARE NOT PARTICIPATING IN AN ASSET ALLOCATION PROGRAM, YOU CAN ONLY INVEST IN 15 INVESTMENT PORTFOLIOS AT ANY ONE TIME.


AIM Variable Insurance Funds, Inc.:

     Managed by A I M Advisors, Inc.
         AIM V.I. Capital Appreciation Fund
         AIM V.I. International Equity Fund
         AIM V.I. Value Fund


Alliance Variable Products Series Fund, Inc.:

     Managed by Alliance Capital
     Management L.P.
         Premier Growth Portfolio
         Real Estate Investment Portfolio


Cova Series Trust:

     Managed by J.P. Morgan
     Investment Management Inc.
         International Equity Portfolio
         Large Cap Stock Portfolio
         Quality Bond Portfolio
         Select Equity Portfolio
         Small Cap Stock Portfolio

     Managed by Lord, Abbett & Co.
         Bond Debenture Portfolio (a "high yield" portfolio under California insurance regulations)
         Developing Growth Portfolio
         Large Cap Research Portfolio
         Lord Abbett Growth and Income Portfolio
         Mid-Cap Value Portfolio


General American Capital Company:

     Managed by Conning Asset
     Management Company
         Money Market Fund


Goldman Sachs Variable Insurance Trust:

     Managed by Goldman Sachs
     Asset Management
         Goldman Sachs Growth and Income Fund

     Managed by Goldman Sachs
     Asset Management International
         Goldman Sachs Global Income Fund
         Goldman Sachs International Equity Fund


Kemper Variable Series:

     Managed by Scudder Kemper
     Investments, Inc.
         Kemper Government Securities Portfolio
         Kemper Small Cap Growth Portfolio
         Kemper Small Cap Value Portfolio


Liberty Variable Investment Trust:

     Managed by Newport Fund
     Management Inc.
         Newport Tiger Fund, Variable Series


MFS Variable Insurance Trust:

     Managed by Massachusetts
     Financial Services Company
         MFS Emerging Growth Series
         MFS/Foreign & Colonial Emerging
            Markets Equity Series (not available)
         MFS Global Governments Series
            (formerly MFS World Governments)
         MFS Growth With Income Series
         MFS High Income Series
         MFS Research Series


Oppenheimer Variable Account Funds:

     Managed by OppenheimerFunds, Inc.
         Oppenheimer Bond Fund/VA
         Oppenheimer Capital Appreciation Fund/VA
            (formerly Oppenheimer Growth)
         Oppenheimer High Income Fund/VA
         Oppenheimer Main Street Growth & Income Fund/VA
            (formerly Oppenheimer Growth & Income)
         Oppenheimer Strategic Bond Fund/VA


Putnam Variable Trust:

     Managed by Putnam Investment
     Management, Inc.
         Putnam VT Growth and Income Fund Class IA Shares
         Putnam VT International Growth Fund Class IA Shares
         Putnam VT International New
           Opportunities Fund Class IA Shares
         Putnam VT New Value Fund Class IA Shares
         Putnam VT Vista Fund - Class IA Shares



Templeton Variable Products Series Fund:

     Managed by Franklin Mutual Advisers, LLC
         Mutual Shares Investments Fund, Class 1 Shares

     Managed by Templeton Asset
     Management Ltd.
         Templeton Developing Markets Fund, Class 1 Shares

     Managed by Templeton Investment
     Counsel, Inc.
         Templeton International Fund, Class 1 Shares

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Cova Fixed and Variable Annuity Contract.

     To learn more about the Cova Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated November __, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at
     (800)523-1661 or write us at: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

The Contracts:

o    are not bank deposits
o    are not federally insured
o    are not endorsed by any bank or government agency
o    are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

November __, 1999




TABLE OF CONTENTS                                         Page

  INDEX OF SPECIAL TERMS                                     3

  SUMMARY                                                    4

  Fee Table                                                  6

  Examples                                                  11

  1. THE ANNUITY CONTRACT                                   14

  2. ANNUITY PAYMENTS (THE INCOME PHASE)                    14
     Annuity Date                                           14
     Annuity Payments                                       14
     Annuity Options                                        14

  3. PURCHASE                                               15
     Purchase Payments                                      15
     Allocation of Purchase Payments                        15
     Free Look                                              15
     Accumulation Units                                     15

  4. INVESTMENT OPTIONS                                     16
     AIM Variable Insurance Funds, Inc.                     16
     Alliance Variable Products Series Fund, Inc.           16
     Cova Series Trust                                      16
     General American Capital Company                       16
     Goldman Sachs Variable Insurance Trust                 16
     Kemper Variable Series                                 16
     Liberty Variable Investment Trust                      16
     MFS Variable Insurance Trust                           17
     Oppenheimer Variable Account Funds                     17
     Putnam Variable Trust                                  17
     Templeton Variable Products Series Fund                17
     Transfers                                              17
     Dollar Cost Averaging Program                          18
     Automatic Rebalancing Program                          18
     Approved Asset Allocation Programs                     18
     Voting Rights                                          18
     Substitution                                           18

  5. EXPENSES                                               19
     Insurance Charges                                      19
     Contract Maintenance Charge                            19
     Withdrawal Charge                                      19
     Reduction or Elimination of the Withdrawal Charge      19
     Premium Taxes                                          20
     Transfer Fee                                           20
     Income Taxes                                           20
     Investment Portfolio Expenses                          20

  6. TAXES                                                  20
     Annuity Contracts in General                           20
     Qualified and Non-Qualified Contracts                  20
     Withdrawals - Non-Qualified Contracts                  21
     Withdrawals - Qualified Contracts                      21
     Withdrawals - Tax-Sheltered Annuities                  21
     Diversification                                        21


  7. ACCESS TO YOUR MONEY                                   21
     Systematic Withdrawal Program                          22
     Suspension of Payments or Transfers                    22

  8. PERFORMANCE                                            22

  9. DEATH BENEFIT                                          22
     Upon Your Death                                        22
     Death of Annuitant                                     23

10. OTHER INFORMATION                                       24
     Cova                                                   24
     Year 2000                                              24
     The Separate Account                                   24
     Distributor                                            24
     Ownership                                              24
     Beneficiary                                            24
     Assignment                                             24
     Financial Statements                                   24

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION                                      24

APPENDIX A
Condensed Financial Information                            A-1

APPENDIX B                                                 B-1

APPENDIX C
Performance Information                                    C-1

INDEX OF SPECIAL TERMS
We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable and need an explanation. We have identified the following as some of these words or terms. They are identified in the text in italic and the page that is indicated here is where we believe you will find the best explanation for the word or term.
                                                          Page

Accumulation Phase                                          14
Accumulation Unit                                           15
Annuitant                                                   14
Annuity Date                                                14
Annuity Options                                             14
Annuity Payments                                            14
Annuity Unit                                                15
Beneficiary                                                 24
Fixed Account                                               14
Income Phase                                                14
Investment Portfolios                                       16
Joint Owner                                                 24
Non-Qualified                                               20
Owner                                                       24
Purchase Payment                                            15
Qualified                                                   20
Tax Deferral                                                20


SUMMARY

The sections in this Summary correspond to sections in this prospectus which discuss the topics in more detail.


1. THE ANNUITY CONTRACT:

The fixed and variable annuity contract offered by Cova is a contract between you, the owner, and Cova, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

This contract offers 42 investment portfolios. These portfolios are designed to offer a potentially better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

The fixed account offers an interest rate that is guaranteed by the insurance company, Cova. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by Cova.

You can put money in up to 15 of the investment portfolios and the fixed account. (If you are participating in an asset allocation program, this limit may not apply.) You can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.



2. ANNUITY PAYMENTS (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.



3. HOW TO PURCHASE THE CONTRACT:

You can buy this contract with $5,000 or more under most circumstances. You can add $500 or more any time you like during the accumulation phase. Your registered representative can help you fill out the proper forms.



4. INVESTMENT OPTIONS:

You can put your money in the investment portfolios which are described herein and in the prospectuses for the funds. Currently, if you are not participating in an asset allocation program, you can only invest in 15 investment portfolios at any one time. The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of these portfolios.



5. EXPENSES:

The contract has insurance features and investment features, and there are costs related to each.

o Each year Cova deducts a $30 contract maintenance charge from your contract. During the accumulation phase, Cova currently waives this charge if the value of your contract is at least $50,000.

o    Cova also  deducts  for its  insurance  charges  which  total  1.40% of the
     average  daily  value  of  your  contract   allocated  to  the   investment
     portfolios.

o If you take your money out, Cova may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. After Cova has had a purchase payment for 5 years, there is no charge by Cova for a withdrawal of that purchase payment.

o When you begin receiving regular income payments from your annuity, Cova will assess a state premium tax charge, if applicable, which ranges from 0%
     - 4% depending upon the state.

o The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.

o There are also investment charges which currently range from .205% to 1.66% of the average daily value of the investment portfolio depending upon the investment portfolio.



6. TAXES:

Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.



7. ACCESS TO YOUR MONEY:

You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from Cova. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, Cova will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.



8. DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.



9. OTHER INFORMATION:

Free Look. If you cancel the contract within 10 days after receiving it (or, in the State of California, within 30 days if you are 60 years or older when we issue the contract) we will send your money back without assessing a withdrawal charge. You will receive whatever your contract is worth on the day we receive your request. This may be more or less than your original payment. If we're required by law to return your original payment, we reserve the right to put your money in the Money Market Fund during the free look period.

No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

Who should purchase the contract? The contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

Additional Features. This contract has additional features you might be interested in. These include:

o You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

o You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

o You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

o Under certain circumstances, Cova will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.

These  features may not be suitable for your particular situation.



10. INQUIRIES:

If you need more information, please contact us at:

Cova Life Sales Company
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181
800-523-1661


COVA VARIABLE ANNUITY ACCOUNT FIVE FEE TABLE
The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios.

Owner Transaction Expenses
Withdrawal Charge (see Note 1 below)
     5% of purchase payment withdrawn

Transfer Fee (see Note 2 below)
     No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred.

Contract Maintenance Charge (see Note 3 below)
     $30 per contract per year

Separate Account Annual Expenses
(as a percentage of average account value)
     Mortality and Expense Risk Premium                  1.25%
     Administrative Expense Charge                        .15%
                                                          ---
     TOTAL SEPARATE ACCOUNT
     ANNUAL EXPENSES                                     1.40%





Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)
                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds, Inc.
Managed by A I M Advisors, Inc.
       A I M V.I. Capital Appreciation Fund                           .62%                    .05%                    .67%
       A I M V.I. International Equity Fund                           .75%                    .16%                    .91%
       A I M V.I. Value Fund                                          .61%                    .05%                    .66%
------------------------------------------------------------------------------------------------------------------------------------

                                                                               Other Expenses after        Total Annual Portfolio
                                                                              (expense reimbursement       Expenses (after expense
                                                            Management            for Real Estate          reimbursement for Real
                                                               Fees            Investment Portfolio)    Estate Investment Portfolio)
------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
Managed by Alliance Capital Management L.P.
       Premier Growth Portfolio*                              1.00%                     .06%                        1.06%
       Real Estate Investment Portfolio**                      .08%                     .87%                         .95%
-----------------------------------------------------------------------------------------------------------------------------------

* The adviser to the Fund discontinued the expense reimbursement with respect to the Premier Growth Portfolio effective May 1, 1998.

** The expenses shown with respect to the Real Estate Investment Portfolio are net of voluntary reimbursements. Expenses have been capped at .95% annually and the adviser to the Fund intends to continue such reimbursements for the foreseeable future. The estimated expenses for the Real Estate Investment Portfolio, before reimbursement, are: .90% management fees and 1.41% for other expenses.


COVA VARIABLE ANNUITY ACCOUNT FIVE FEE TABLE (continued)
                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                                         (after expense          (after expense
                                                                   Management          reimbursement for        reimbursement for
                                                                      Fees           certain Portfolios)(1)  certain Portfolios)(1)
------------------------------------------------------------------------------------------------------------------------------------

Cova Series Trust
Managed by J.P. Morgan Investment Management Inc.

       International Equity Portfolio                                 .80%                    .28%                   1.08%
       Large Cap Stock Portfolio                                      .65%                    .10%                    .75%
       Quality Bond Portfolio                                         .55%                    .10%                    .65%
       Select Equity Portfolio                                        .68%                    .18%                    .86%
       Small Cap Stock Portfolio                                      .85%                    .27%                   1.12%

Managed by Lord, Abbett &Co.
       Bond Debenture Portfolio (a "high yield" portfolio under
         California insurance regulations)                            .75%                    .10%                    .85%
       Developing Growth Portfolio                                    .90%                    .30%                   1.20%
       Large Cap Research Portfolio                                  1.00%                    .30%                   1.30%
       Lord Abbett Growth and Income Portfolio(2)                     .65%                    .07%                    .72%
       Mid-Cap Value Portfolio                                       1.00%                    .30%                   1.30%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Since May 1, 1996, Cova has been reimbursing the investment portfolios of Cova Series Trust for all operating expenses (exclusive of the management fees) in excess of approximately .10%. This reimbursement arrangement for the Select Equity, Small Cap Stock and International Equity Portfolios was discontinued effective May 1, 1999. Therefore, the amounts shown above under "Other Expenses" have been restated to reflect the actual expenses for these Portfolios for the year ended December 31, 1998. Effective May 1, 1999, Cova reimburses the Mid-Cap Value, Large Cap Research and Developing Growth Portfolios for all operating expenses (exclusive of the management fees) in excess of approximately .30%, (instead of .10% as had been the case prior to May 1, 1999). This change is reflected above under "Other Expenses" for these three Portfolios. Absent the expense reimbursement, the percentages shown for total annual portfolio expenses for the year ended December 31, 1998 would have been .86% for the Quality Bond Portfolio, .94% for the Large Cap Stock Portfolio, .93% for the Bond Debenture Portfolio, 1.68% for the Mid-Cap Value Portfolio, 1.95% for the Large Cap Research Portfolio and 1.70% for the Developing Growth Portfolio.

(2) Estimated. The Portfolio commenced investment operations on January 8, 1999.


                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Managed by Conning Asset Management Company
       Money Market Fund                                              .125%                   .08%                    .205%
-----------------------------------------------------------------------------------------------------------------------------------



COVA VARIABLE ANNUITY ACCOUNT FIVE FEE TABLE (continued)
                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                   Management            (after expense          (after expense
                                                                      Fees               reimbursement)*         reimbursement)*
-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
Managed by Goldman Sachs Asset Management
       Goldman Sachs Growth and Income Fund                           .75%                    .15%                    .90%

Managed by Goldman Sachs Asset Management International
       Goldman Sachs Global Income Fund                               .90%                    .15%                   1.05%
       Goldman Sachs International Equity Fund                       1.00%                    .25%                   1.25%
-----------------------------------------------------------------------------------------------------------------------------------

* The investment advisers to the Goldman Sachs Growth and Income, International Equity and Global Income Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.15%, 0.25% and 0.15% per annum of such Funds' average daily net assets, respectively. The expenses shown include this reimbursement. If not included, the "Other Expenses" and "Total Annual Portfolio Expenses" for the Goldman Sachs Growth and Income, International Equity and Global Income Funds would be 1.94% and 2.69%, 1.97% and 2.97% and 2.40% and 3.30%, respectively. The reductions or limitations may be discontinued or modified by the investment advisers in their discretion at any time.


                                                                                                                  Total Annual
                                                                                    Other Expenses             Portfolio Expenses
                                                                                    (after expense               (after expense
                                                               Management          reimbursement for            reimbursement for
                                                                  Fees        Small Cap Value Portfolio)  Small Cap Value Portfolio)
------------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series
Managed by Scudder Kemper Investments, Inc.
       Kemper Government Securities Portfolio                     .55%                   .11%                         .66%
       Kemper Small Cap Growth Portfolio                          .65%                   .05%                         .70%
       Kemper Small Cap Value Portfolio                           .75%                   .05%*                        .80%
------------------------------------------------------------------------------------------------------------------------------------

* Pursuant to its agreement with Kemper Variable Series, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 1999, to limit their respective fees and to reimburse other operating expenses, in a manner communicated to the Board of the Fund, to the extent necessary to limit total operating expenses of the Kemper Small Cap Value Portfolio to .84%. The amounts set forth in the table above reflect actual expenses for the past fiscal year, which were lower than these expense limits.


COVA VARIABLE ANNUITY ACCOUNT FIVE FEE TABLE (continued)
                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
------------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
Managed by Newport Fund Management Inc.
       Newport Tiger Fund, Variable Series                            .90%                    .40%                   1.30%
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                                         (after expense          (after expense
                                                                   Management             reimbursement           reimbursement
                                                                      Fees             for certain Series)     for certain Series)
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (1)
Managed by Massachusetts Financial Services Company
       MFS Emerging Growth Series                                     .75%                    .10%                    .85%
       MFS/Foreign & Colonial Emerging
        Markets Equity Series (2)                                    1.25%                    .25%                   1.50%
       MFS Global Governments Series (2)                              .75%                    .26%                   1.01%
       MFS Growth With Income Series                                  .75%                    .13%                    .88%
       MFS High Income Series                                         .75%                    .28%                   1.03%
       MFS Research Series                                            .75%                    .11%                    .86%
------------------------------------------------------------------------------------------------------------------------------------

(1) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.

(2) MFS has agreed to bear expenses for the Global Governments Series and the MFS/Foreign & Colonial Emerging Markets Equity Series, subject to reimbursement by these series, such that each series' "Other Expenses" shall not exceed 0.25% of the average daily net assets of the series during the current fiscal year. Absent the expense reimbursement, the Total Annual Portfolio Expenses for the year ended December 31, 1998, would have been 1.11% for the MFS Global Governments Series and 3.26% for the MFS/Foreign & Colonial Emerging Markets Equity Series. The payments made by MFS on behalf of each series under this arrangement are subject to reimbursement by the series to MFS, which will be accomplished by the payment of an expense reimbursement fee by the series to MFS computed and paid monthly at a percentage of the series' average daily net assets for its then current fiscal year, with a limitation that immediately after such payment, the series' "Other Expenses" will not exceed the percentage set forth above for that series. The obligation of MFS to bear a series' "Other Expenses" pursuant to this arrangement, and the series' obligation to pay the reimbursement fee to MFS, terminates on the earlier of the date on which payments made by the series equal the prior payment of such reimbursable expenses by MFS or December 31, 2004. MFS may, in its discretion, terminate this arrangement at an earlier date provided that the arrangement will continue for each series until at least May 1, 2000, unless terminated with the consent of the board of trustees which oversees the series.

COVA VARIABLE ANNUITY ACCOUNT FIVE FEE TABLE (continued)
                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds
Managed by OppenheimerFunds, Inc.
       Oppenheimer Bond Fund/VA                                       .72%                    .02%                    .74%
       Oppenheimer Capital Appreciation Fund/VA                       .72%                    .03%                    .75%
       Oppenheimer High Income Fund/VA                                .74%                    .04%                    .78%
       Oppenheimer Main Street Growth & Income Fund/VA                .74%                    .05%                    .79%
       Oppenheimer Strategic Bond Fund/VA                             .74%                    .06%                    .80%
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                                         (after expense          (after expense
                                                                   Management           reimbursement for       reimbursement for
                                                                      Fees               one Portfolio)          one Portfolio)
------------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
Managed by Putnam Investment Management, Inc.
       Putnam VT Growth and Income Fund - Class IA Shares                  .46%                    .04%                    .50%
       Putnam VT International Growth Fund - Class IA Shares               .80%                    .27%                   1.07%
       Putnam VT International New Opportunities Fund - Class IA Shares*  1.18%                    .42%                   1.60%
       Putnam VT New Value Fund - Class IA Shares                          .70%                    .11%                    .81%
       Putnam VT Vista Fund - Class IA Shares                              .65%                    .12%                    .77%
------------------------------------------------------------------------------------------------------------------------------------

* The Management Fees and Total Annual Portfolio Expenses reflect an expense limitation. In the absence of the expense limitation, the Management Fees and Total Annual Portfolio Expenses would have been 1.20% and 1.62%, respectively.


                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                                         (after expense          (after expense
                                                                   Management           reimbursement for       reimbursement for
                                                                      Fees               one Portfolio)          one Portfolio)
------------------------------------------------------------------------------------------------------------------------------------

Templeton Variable Products Series Fund

Managed by Franklin Mutual Advisers, LLC
  Mutual Shares Investments Fund,
         Class 1 Shares *                                             .00%                   1.00%                    1.00%

Managed by Templeton Asset Management Ltd.
       Templeton Developing Markets Fund,
         Class 1 Shares                                              1.25%                    .41%                    1.66%

Managed by Templeton Investment Counsel, Inc.
       Templeton International Fund,
         Class 1 Shares                                               .69%                    .17%                     .86%
------------------------------------------------------------------------------------------------------------------------------------

* Figures reflect expenses from the Fund's inception on May 1, 1998, which have been annualized for the Management Fees and estimated for Other Expenses. The investment manager agreed in advance to limit management fees and make certain payments to reduce Fund expenses as necessary so that Total Annual Portfolio Expenses did not exceed 1.00% of the Fund's Class 1 net assets in 1998. The investment manager has agreed to continue this arrangement through 1999. Management Fees, Other Expenses and Total Annual Portfolio Expenses in 1998 before any waivers were as follows: 0.60%, 2.27% and 2.87% for the Mutual Shares Investments Fund.

Examples

The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.
For purposes of the examples, the assumed average contract size is $30,000.

You would pay the following expenses on a $1,000 investment, assuming a

5% annual return on assets:             (a)   if you surrender the contract at the end of each time period;
                                        (b)   if you do not surrender the contract or if you apply the contract value to an annuity option.

                                                                                            Time Periods

                                                                  1 year            3 years           5 years           10 years
------------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds, Inc.
Managed by A I M Advisors, Inc.
       AIM V.I. Capital Appreciation                               (a)  $71.99      (a) $112.73       (a)  $160.90      (a) $247.97
                                                                   (b)  $21.99      (b) $ 67.73       (b)  $115.90      (b) $247.97
       AIM V.I. International Equity                               (a)  $74.40      (a) $119.97       (a)  $173.00      (a) $272.25
                                                                   (b)  $24.40      (b) $ 74.97       (b)  $128.00      (b) $272.25
       AIM V.I. Value                                              (a)  $71.89      (a) $112.42       (a)  $160.39      (a) $246.95
                                                                   (b)  $21.89      (b) $ 67.42       (b)  $115.39      (b) $246.95
------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
Managed by Alliance Capital Management L.P.
       Premier Growth                                              (a)  $75.90      (a) $124.47       (a)  $180.49      (a) $287.10
                                                                   (b)  $25.90      (b) $ 79.47       (b)  $135.49      (b) $287.10
       Real Estate Investment                                      (a)  $74.80      (a) $121.17       (a)  $175.00      (a) $276.23
                                                                   (b)  $24.80      (b) $ 76.17       (b)  $130.00      (b) $276.23
-----------------------------------------------------------------------------------------------------------------------------------

Cova Series Trust
Managed by J.P. Morgan Investment Management Inc.
       International Equity                                        (a)  $76.10      (a) $125.06       (a)  $181.48      (a) $289.07
                                                                   (b)  $26.10      (b) $ 80.06       (b)  $136.48      (b) $289.07
       Large Cap Stock                                             (a)  $72.80      (a) $115.15       (a)  $164.95      (a) $256.13
                                                                   (b)  $22.80      (b) $ 70.15       (b)  $119.95      (b) $256.13
       Quality Bond                                                (a)  $71.79      (a) $112.12       (a)  $159.89      (a) $245.92
                                                                   (b)  $21.79      (b) $ 67.12       (b)  $114.89      (b) $245.92
       Select Equity                                               (a)  $73.90      (a) $118.46       (a)  $170.49      (a) $267.24
                                                                   (b)  $23.90      (b) $ 73.46       (b)  $125.49      (b) $267.24
       Small Cap Stock                                             (a)  $76.50      (a) $126.26       (a)  $183.47      (a) $292.98
                                                                   (b)  $26.50      (b) $ 81.26       (b)  $138.47      (b) $292.98
-----------------------------------------------------------------------------------------------------------------------------------
Managed by Lord, Abbett & Co.
       Bond Debenture                                              (a)  $73.80      (a) $118.16       (a)  $169.99      (a) $266.24
                                                                   (b)  $23.80      (b) $ 73.16       (b)  $124.99      (b) $266.24
       Developing Growth                                           (a)  $77.30      (a) $128.65       (a)  $187.42      (a) $300.75
                                                                   (b)  $27.30      (b) $ 83.65       (b)  $142.42      (b) $300.75
       Large Cap Research                                          (a)  $78.30      (a) $131.62       (a)  $192.35      (a) $310.37
                                                                   (b)  $28.30      (b) $ 86.62       (b)  $147.35      (b) $310.37
       Lord Abbett Growth and Income                               (a)  $72.49      (a) $114.24       (a)  $163.43      (a) $253.08
                                                                   (b)  $22.49      (b) $ 69.24       (b)  $118.43      (b) $253.08
       Mid-Cap Value                                               (a)  $78.30      (a) $131.62       (a)  $192.35      (a) $310.37
                                                                   (b)  $28.30      (b) $ 86.62       (b)  $147.35      (b) $310.37
------------------------------------------------------------------------------------------------------------------------------------


Examples (continued)
                                                                                            Time Periods
                                                                  1 year            3 years           5 years           10 years
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Managed by Conning Asset Management Company
       Money Market                                                (a)  $67.31      (a)  $ 98.54     (a)  $137.02       (a) $199.08
                                                                   (b)  $17.31      (b)  $ 53.54     (b) $  92.02       (b) $199.08
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
Managed by Goldman Sachs Asset Management
       Goldman Sachs Growth and Income Fund                        (a)  $74.30      (a)  $119.67      (a)  $172.50      (a) $271.25
                                                                   (b)  $24.30      (b)  $ 74.67      (b)  $127.50      (b) $271.25

Managed by Goldman Sachs Asset Management International

       Goldman Sachs Global Income Fund                            (a)  $75.80      (a)  $124.17      (a)  $179.99      (a) $286.12
                                                                   (b)  $25.80      (b)  $ 79.17      (b)  $134.99      (b) $286.12
       Goldman Sachs International Equity Fund                     (a)  $77.80      (a)  $130.14      (a)  $189.89      (a) $305.57
                                                                   (b)  $27.80      (b)  $ 85.14      (b)  $144.89      (b) $305.57
-----------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series
Managed by Scudder Kemper Investments, Inc.

       Kemper Government Securities                                (a)  $71.89      (a)  $112.42      (a)  $160.39      (a) $246.95
                                                                   (b)  $21.89      (b)  $ 67.42      (b)  $115.39      (b) $246.95
       Kemper Small Cap Growth                                     (a)  $72.29      (a)  $113.63      (a)  $162.42      (a) $251.04
                                                                   (b)  $22.29      (b)  $ 68.63      (b)  $117.42      (b) $251.04
       Kemper Small Cap Value                                      (a)  $73.70      (a)  $117.86      (a)  $169.49      (a) $265.23
                                                                   (b)  $23.70      (b)  $ 72.86      (b)  $124.49      (b) $265.23
------------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
Managed by Newport Fund Management Inc.
       Newport Tiger Fund, Variable Series                         (a)  $78.30      (a)  $131.62      (a)  $192.35      (a) $310.37
                                                                   (b)  $28.30      (b)  $ 86.62      (b)  $147.35      (b) $310.37
-----------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust
Managed by Massachusetts Financial Services Company

       MFS Emerging Growth                                         (a)  $73.80      (a)  $118.16      (a)  $169.99      (a) $266.24
                                                                   (b)  $23.80      (b)  $ 73.16      (b)  $124.99      (b) $266.24
       MFS/Foreign & Colonial Emerging
         Markets Equity Series                                     (a)  $80.29      (a)  $137.54      (a)  $202.11      (a) $329.29
                                                                   (b)  $30.29      (b)  $ 92.54      (b)  $157.11      (b) $329.29
       MFS Global Governments                                      (a)  $75.40      (a)  $122.97      (a)  $178.00      (a) $282.18
                                                                   (b)  $25.40      (b)  $ 77.97      (b)  $133.00      (b) $282.18
       MFS Growth With Income                                      (a)  $74.10      (a)  $119.07      (a)  $171.50      (a) $269.25
                                                                   (b)  $24.10      (b)  $ 74.07      (b)  $126.50      (b) $269.25
       MFS High Income                                             (a)  $75.60      (a)  $123.57      (a)  $179.00      (a) $284.15
                                                                   (b)  $25.60      (b)  $ 78.57      (b)  $134.00      (b) $284.15
       MFS Research                                                (a)  $73.90      (a)  $118.46      (a)  $170.49      (b) $267.24
                                                                   (b)  $23.90      (b)  $ 73.46      (b)  $125.49      (b) $267.24
----------------------------------------------------------------------------------------------------------------------------------


Examples (continued)
                                                                                            Time Periods
                                                                  1 year            3 years           5 years           10 years
------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds
Managed by OppenheimerFunds, Inc.

       Oppenheimer Bond Fund/VA                                    (a)  $72.69      (a)  $114.84      (a)  $164.45      (a) $255.12
                                                                   (b)  $22.69      (b)  $ 69.84      (b)  $119.45      (b) $255.12
       Oppenheimer Capital Appreciation Fund/VA                    (a)  $72.80      (a)  $115.15      (a)  $164.95      (a) $256.13
                                                                   (b)  $22.80      (b)  $ 70.15      (b)  $119.95      (b) $256.13
       Oppenheimer High Income Fund/VA                             (a)  $73.10      (a)  $116.05      (a)  $166.47      (a) $259.18
                                                                   (b)  $23.10      (b)  $ 71.05      (b)  $121.47      (b) $259.18
       Oppenheimer Main Street Growth & Income Fund/VA             (a)  $73.20      (a)  $116.35      (a)  $166.97      (a) $260.19
                                                                   (b)  $23.20      (b)  $ 71.35      (b)  $121.97      (b) $260.19
       Oppenheimer Strategic Bond Fund/VA                          (a)  $73.30      (a)  $116.65      (a)  $167.47      (a) $261.20
                                                                   (b)  $23.30      (b)  $ 71.65      (b)  $122.47      (b) $261.20
------------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
Managed by Putnam Investment Management, Inc.
       Putnam VT Growth and Income - Class IA Shares               (a)  $70.29      (a)  $107.56      (a)  $152.24      (a) $230.39
                                                                   (b)  $20.29      (b)  $ 62.56      (b)  $107.24      (b) $230.39
       Putnam VT International Growth - Class IA Shares            (a)  $76.00      (a)  $124.77      (a)  $180.99      (a) $288.08
                                                                   (b)  $26.00      (b)  $ 79.77      (b)  $135.99      (b) $288.08
       Putnam VT International New Opportunities - Class IA Shares (a)  $81.28      (a)  $140.49      (a)  $206.96      (a) $338.60
                                                                   (b)  $31.28      (b)  $ 95.49      (b)  $161.96      (b) $338.60
       Putnam VT New Value - Class IA Shares                       (a)  $73.40      (a)  $116.96      (a)  $167.98      (a) $262.21
                                                                   (b)  $23.40      (b)  $ 71.96      (b)  $122.98      (b) $262.21
       Putnam VT Vista - Class IA Shares                           (a)  $73.00      (a)  $115.75      (a)  $165.96      (a) $258.16
                                                                   (b)  $23.00      (b)  $ 70.75      (b)  $120.96      (b) $258.16
------------------------------------------------------------------------------------------------------------------------------------

Templeton  Variable  Products  Series Fund,  Class 1 Shares
Managed by Franklin Mutual Advisers, LLC
       Mutual Shares Investments                                   (a)  $75.30      (a)  $122.67      (a)  $177.50      (a) $281.19
                                                                   (b)  $25.30      (b)  $ 77.67      (b)  $132.50      (b) $281.19

Managed by Templeton Asset Management Ltd.
       Templeton Developing Markets                                (a)  $81.88      (a)  $142.26      (a)  $209.86      (a) $344.13
                                                                   (b)  $31.88      (b)  $ 97.26      (b)  $164.86      (b) $344.13

Managed by Templeton Investment Counsel, Inc.
       Templeton International                                     (a)  $73.90      (a)  $118.46      (a)  $170.49      (a) $267.24
                                                                   (b)  $23.90      (b)  $ 73.46      (b)  $125.49      (b) $267.24
-----------------------------------------------------------------------------------------------------------------------------------

Explanation of Fee Table

1. The withdrawal charge is 5% of the purchase payments you withdraw. After Cova has had a purchase payment for 5 years, there is no charge by Cova for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from Cova.

2. Cova will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is for the Dollar Cost Averaging, Automatic Rebalancing or Approved Asset Allocation Programs.

3.   During  the  accumulation   phase,   Cova  will  not  charge  the  contract
     maintenance charge if the value of your contract is $50,000 or more, although, if you make a complete withdrawal, Cova will charge the contract maintenance charge.

4. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

     There is an accumulation unit value history (Condensed Financial Information)contained in Appendix A.

1.   THE ANNUITY CONTRACT

This Prospectus  describes the Fixed and Variable  Annuity  Contract  offered by
Cova.

An annuity is a contract between you, the owner, and an insurance company (in this case Cova), where the insurance company promises to pay an income to you, in the form of annuity payments, beginning on a designated date that is at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Cova. Cova guarantees that the interest rate credited to the fixed account will not be less than 3% per year. If you select the fixed account, your money will be placed with the other general assets of Cova. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying Cova in writing. You and your spouse can be named joint owners. We have described more information on this under "Other Information."

2.   ANNUITY PAYMENTS (THE INCOME PHASE)

Annuity Date

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract.


Annuity Payments

You will receive annuity payments during the income phase. In general, annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later (this requirement may differ slightly for special programs). The annuitant is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

o    fixed account,
o    the investment portfolio(s), or
o    a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the 3% assumed investment rate used in the annuity table for the contract, and

3)   the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment rate, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment. In that case, Cova may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month, Cova has the right to change the frequency of payments so that your annuity payments are at least $100.


Annuity Options

You can choose among income plans. We call those annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any other annuity option acceptable to Cova. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments.

Option 2. Life Annuity With 5, 10 or 20 Years Guaranteed. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66-2/3 % or 50% of the amount that we would have paid if both were alive.



3.   PURCHASE

Purchase Payments

A purchase payment is the money you give us to invest in the contract. The minimum we will accept is $5,000 when the contract is purchased as a non-qualified contract. If you are purchasing the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000. The maximum we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more to either type of contract.


Allocation of Purchase Payments

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or one or more of the investment portfolios you have selected. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.


Free Look

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or, in the state of California, within 30 days if you are 60 years or older when we issue the contract). When you cancel the contract within this time period, Cova will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. If you have purchased the contract as an IRA, we are required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required). If that is the case, we reserve the right to put your purchase payment in the Money Market Fund for 15 days before we allocate your first purchase payment to the investment portfolio(s) you have selected. In such case, we will refund the greater of purchase payments (less withdrawals) or contract value. Currently, Cova directly allocates your purchase payment to the investment portfolios and/or fixed account you select.


Accumulation Units

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every day we determine the value of an accumulation unit for each of the investment portfolios. We do this by:

1. determining the total amount of money invested in the particular investment portfolio;

2. subtracting from that amount any insurance charges and any other charges such as taxes we have deducted; and

3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

Example:

   On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Quality Bond Portfolio.

4.   INVESTMENT OPTIONS

The contract offers 42 investment portfolios which are listed below. Currently, if you are not participating in an asset allocation program, you can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.

You should read the prospectuses for these funds carefully before investing. Copies of these prospectuses are attached to this prospectus. Certain portfolios contained in the fund prospectuses may not be available with your contract. (See Appendix B which contains a summary of investment objectives for each investment portfolio).


AIM VARIABLE INSURANCE FUNDS, INC.

AIM Variable Insurance Funds, Inc. is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio.
The following portfolios are available under the contract:

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Equity Fund
   AIM V.I. Value Fund


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Premier Growth Portfolio
   Real Estate Investment Portfolio

COVA SERIES TRUST

Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory), which is an affiliate of Cova. Cova Series Trust is a mutual fund with multiple portfolios. Cova Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following portfolios are available under the contract:

J.P. Morgan Investment Management Inc. is the sub-adviser to the following portfolios:

   International Equity Portfolio
   Large Cap Stock Portfolio
   Quality Bond Portfolio
   Select Equity Portfolio
   Small Cap Stock Portfolio

Lord, Abbett & Co. is the sub-adviser to the following portfolios:

   Bond Debenture Portfolio ( a "high yield" portfolio under California insurance regulations)
   Developing Growth Portfolio
   Large Cap Research Portfolio
   Lord Abbett Growth and Income Portfolio
   Mid-Cap Value Portfolio

GENERAL AMERICAN CAPITAL COMPANY

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

   Money Market Fund


GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs Variable Insurance Trust is a mutual fund with multiple portfolios. Goldman Sachs Asset Management is the investment adviser for the Goldman Sachs Growth and Income Fund and Goldman Sachs Asset Management International is the investment adviser for the Goldman Sachs International Equity Fund and the Goldman Sachs Global Income Fund. The following portfolios are available under the contract:

   Goldman Sachs Global Income Fund
   Goldman Sachs Growth and Income Fund
   Goldman Sachs International Equity Fund


KEMPER VARIABLE SERIES

Kemper Variable Series is a mutual fund with multiple portfolios. Scudder Kemper Investments, Inc. is the investment adviser for the Kemper Government Securities Portfolio, the Kemper Small Cap Growth Portfolio and the Kemper Small Cap Value Portfolio. The following portfolios are available under the contract:

   Kemper Government Securities Portfolio
   Kemper Small Cap Growth Portfolio
   Kemper Small Cap Value Portfolio

LIBERTY VARIABLE INVESTMENT TRUST

Liberty Variable Investment Trust is a mutual fund with multiple portfolios. Liberty Advisory Services Corp. (LASC) is the investment manager to the Trust. LASC has engaged Newport Fund Management, Inc. as sub-adviser to provide investment advice for the Newport Tiger Fund, Variable Series. The following portfolio is available under the contract:

   Newport Tiger Fund, Variable Series
   (a portfolio investing in equity securities of companies located in certain countries of Asia).

MFS VARIABLE INSURANCE TRUST

MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

   MFS Emerging Growth Series
   MFS/Foreign & Colonial Emerging Markets
      Equity Series (not available)

   MFS Global Governments Series
     (formerly MFS World Governments Series)
   MFS Growth With Income Series
   MFS High Income Series
   MFS Research Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Oppenheimer Bond Fund/VA
   Oppenheimer Capital Appreciation Fund/VA
     (formerly Oppenheimer Growth Fund)
   Oppenheimer High Income Fund/VA
   Oppenheimer Main Street Growth & Income Fund/VA
     (formerly Oppenheimer Growth & Income Fund)
   Oppenheimer Strategic Bond Fund/VA


PUTNAM VARIABLE TRUST

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Putnam VT Growth and Income  Fund - Class IA Shares
   Putnam VT  International Growth Fund - Class IA Shares
   Putnam VT International New Opportunities Fund - Class IA Shares Putnam VT New Value Fund - Class IA Shares
   Putnam VT Vista Fund (a stock portfolio) - Class IA Shares


TEMPLETON VARIABLE PRODUCTS SERIES FUND

Templeton Variable Products Series Fund is a mutual fund with multiple portfolios. Each portfolio has two classes of shares: Class 1 and Class 2. The portfolios available in connection with your contract are Class 1 shares. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Fund, Templeton Investment Counsel, Inc. is the investment adviser for the Templeton International Fund and Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Investments Fund. The following portfolios are available under the contract:

   Mutual Shares Investments Fund, Class 1 Shares
   Templeton Developing Markets Fund, Class 1 Shares
   Templeton International Fund, Class 1 Shares


Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Cova. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

Cova may enter into certain  arrangements  under which it is  reimbursed  by the
investment   portfolios'  advisers,   distributors  and/or  affiliates  for  the
administrative services which it provides to the portfolios.

Transfers

You can transfer money among the fixed account and the investment portfolios.

Cova has reserved the right during the year to terminate or modify the transfer provisions described below.

Telephone Transfers. You and/or your registered representative on your behalf, can make transfers by telephone. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless Cova is instructed otherwise, Cova will accept instructions from either you or the other owner. Cova will use reasonable procedures to confirm that instructions given us by telephone are genuine. If Cova fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Cova tape records all telephone instructions.

Transfers during the Accumulation Phase. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

1. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

2.   Your request for transfer must clearly state how much the transfer is for.

3.   You cannot make any transfers within 7 calendar days of the annuity date.

Transfers during the Income Phase. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

Cova reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program.

There is no additional charge for participating in the Dollar Cost Averaging Program. If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. Cova may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.


Automatic Rebalancing Program

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

Example:
   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Quality Bond Portfolio and 60% to be in the Select Equity Portfolio. Over the next 2-1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Cova will sell some of your units in the Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the Select Equity Portfolio to increase those holdings to 60%.


Approved Asset Allocation Programs

Cova recognizes the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contracts. Certain providers of these types of services have agreed to provide such services to owners in accordance with Cova's administrative rules regarding such programs.

Cova has made no independent investigation of these programs. Cova has only established that these programs are compatible with our administrative systems and rules. Approved asset allocation programs are only available during the accumulation phase. Currently, Cova does not charge for participating in an approved asset allocation program.

Even though Cova permits the use of approved asset allocation programs, the contract was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the investment portfolios, and when Cova becomes aware of such disruptive practices, we may modify the transfer provisions of the contract.

If you participate in an Approved Asset Allocation Program, the transfers made under the program are not taken into account in determining any transfer fee.


Voting Rights

Cova is the legal owner of the investment portfolio shares. However, Cova believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Cova owns on its own behalf. Should Cova determine that it is no longer required to comply with the above, we will vote the shares in our own right.

Substitution

Cova may be required to substitute one of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.

5.   EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:


Insurance Charges

Each day, Cova makes a deduction for its insurance charges. Cova does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:

1)   the mortality and expense risk premium, and
2)   the administrative expense charge.

Mortality and Expense Risk Premium. This charge is equal, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge is for all the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then Cova will bear the loss. Cova does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. Cova may use any profits it makes from this charge to pay for the costs of distributing the contract.

Administrative Expense Charge. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge, together with the contract maintenance charge (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. Cova does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, Cova will bear the loss.

Contract Maintenance Charge

During the accumulation phase, every year on the anniversary of the date when your contract was issued, Cova deducts $30 from your contract as a contract maintenance charge. This charge is for administrative expenses (see above). This charge cannot be increased.

Cova will not deduct this charge during the accumulation phase if, when the deduction is to be made, the value of your contract is $50,000 or more. Cova may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.

Withdrawal Charge

During the accumulation phase, you can make withdrawals from your contract. Cova keeps track of each purchase payment. Once a year after the first year (and once a year during the first year for purposes of payment of charitable remainder trust administration fees), you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal the value of your contract is $5,000 or more. Withdrawals for purposes of payment of charitable remainder trust administration fees are included in the 10% free withdrawal amount. Otherwise, the charge is 5% of each purchase payment you take out unless the purchase payment was made more than 5 years ago. After Cova has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. Cova does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.

o    10% of purchase payments free.

o Remaining purchase payments that are over 5 years old and not subject to a withdrawal charge.

o    Earnings in the contract free.

o Remaining purchase payments that are less than 5 years old and are subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

Cova does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE: For tax purposes, earnings are considered to come out first.

Reduction or Elimination of the Withdrawal Charge

General

Cova will reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with Cova. Cova will not deduct a withdrawal charge under a contract issued to an officer, director or employee of Cova or any of its affiliates.

Nursing Home Waiver

After you have owned the contract for one year, if you, or your joint owner, becomes confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, Cova will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract if you want to take advantage of this provision (confinement must begin after the first contract anniversary). This is called the Nursing Home Waiver.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Cova is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is Cova's current practice to not charge anyone for these taxes until annuity payments begin. Cova may some time in the future discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 4%, depending on the state.

Transfer Fee

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred whichever is less.

If the transfer is part of the Dollar Cost Averaging Program, the Automatic Rebalancing Program or an Approved Asset Allocation Program, it will not count in determining the transfer fee.


Income Taxes

Cova will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.

Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the attached fund prospectuses.

6.   TAXES

NOTE: Cova has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Cova has included an additional discussion regarding taxes in the Statement of Additional Information.

Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans.

Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after the taxpayer reaches age 59-1/2;

(2)  paid after you die;

(3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)  paid under an immediate annuity; or

(6)  which come from purchase payments made prior to August 14, 1982.


Withdrawals - Qualified Contracts

The above information describing the taxation of non-qualified contracts does not apply to qualified contracts. There are special rules that govern with respect to qualified contracts. We have provided a more complete discussion in the Statement of Additional Information.


Withdrawals - Tax-Sheltered Annuities

The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

(1)  reaches age 59-1/2;
(2)  leaves his/her job;
(3)  dies;
(4)  becomes disabled (as that term is defined in the Code); or
(5)  in the case of hardship.

However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Cova believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Cova would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the shares of the investment portfolios.

Due to the uncertainty in this area, Cova reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

7.   ACCESS TO YOUR MONEY

You can have access to the money in your contract:

(1)  by making a withdrawal (either a partial or a complete withdrawal);

(2)  by electing to receive annuity payments; or

(3)  when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value of the contract. The withdrawal value of the contract is the value of the contract at the end of the business day when Cova receives a written request for a withdrawal:

o    less any applicable withdrawal charge,

o    less any premium tax, and

o    less any contract maintenance charge.

Unless you instruct Cova otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500. Cova requires that after a partial withdrawal is made you keep at least $500 in any selected investment portfolio.

There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the Statement of Additional Information.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

Systematic Withdrawal Program

You may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. Cova does not have any charge for this program, but reserves the right to charge in the future. If you use this program, you may not also make a single 10% free withdrawal. For a discussion of the withdrawal charge and the 10% free withdrawal, see "Expenses."

Income taxes, tax penalties and certain restrictions may apply to Systematic Withdrawals.

Suspension of Payments or Transfers

Cova may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3.   an  emergency  exists  as a  result  of which  disposal  of  shares  of the
     investment  portfolios  is  not  reasonably   practicable  or  Cova  cannot
     reasonably value the shares of the investment portfolios;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

Cova has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

8.   PERFORMANCE

Cova periodically advertises performance of the various investment portfolios. Cova will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the investment portfolio expenses. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge, withdrawal charges and the investment portfolio expenses.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

Cova may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

The Appendix contains performance information that you may find informative. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and results shown are not necessarily representative of future results.

9.   DEATH BENEFIT

Upon Your Death

If you die before annuity payments begin, Cova will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.

Beginning May 1, 1999, at the time you buy the contract, you will receive Death Benefit Option A. If you purchased your contract before May 1, 1999, you received Death Benefit Option C. For these contracts (i.e., contracts purchased prior to May 1, 1999), effective beginning with your next contract anniversary on or after July 1, 1999, your death benefit will be automatically enhanced to Death Benefit Option B.

The death benefits are described below. The amount of death benefit depends on how old you or your joint owner is. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

DEATH BENEFIT OPTION A:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any contract anniversary while the owner, or a joint owner is living, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any prior contract anniversary on or before your or your joint owner's 80th birthday, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

DEATH BENEFIT OPTION B:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values of your contract resulting from taking the contract value on any contract anniversary on or after July 1, 1999 while the owner, or a joint owner is living, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values of your contract resulting from taking the contract value on any prior contract anniversary on or after July 1, 1999 and on or before your or your joint owner's 80th birthday, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

DEATH BENEFIT OPTION C:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values resulting from taking the contract value on any five (5) year contract anniversary prior to the date of your death or the joint owner's death, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values resulting from taking the contract value on any prior five (5) year contract anniversary on or before your or your joint owner's 80th birthday, plus any purchase payments you made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) made after that contract anniversary.

Check your contract and applicable endorsement for your death benefit.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

Payment under an annuity option may only be elected during the 60 day period beginning with the date Cova receives proof of death. If Cova does not receive an election during such time, it will make a single sum payment to the beneficiary at the end of the 60 day period.

Death of Annuitant

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.


10.  OTHER INFORMATION


Cova

Cova Financial Life Insurance Company ("Cova") was originally incorporated on September 6, 1972 as Industrial Indemnity Life Insurance Company, a California corporation and changed its named to Xerox Financial Life Insurance Company in 1986. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased Cova which on that date changed its name to Cova Financial Life Insurance Company.

Cova is presently licensed to do business in the state of California.

On August 26, 1999, it was announced that The Metropolitan Life Insurance Company would purchase General American Life Insurance Company, the parent company of Cova. Metropolitan Life is one of the country's oldest and most financially sound life insurance organizations.

Year 2000

Cova has developed and initiated plans to assure that its computer systems will function properly in the year 2000 and later years. These efforts have included receiving assurances from outside service providers that their computer systems will also function properly in this context. Included within these plans are the computer systems of the advisers and sub-advisers of the various investment portfolios underlying the Separate Account.

The total cost of implementing these plans is not expected to have a material effect on Cova's financial position or results of operations. Cova believes that it has taken all reasonable steps to address these potential problems. There can be no guarantee, however, that the steps taken will be adequate to avoid any adverse impact.

The Separate Account

Cova has established a separate account, Cova Variable Annuity Account Five (Separate Account), to hold the assets that underlie the contracts. The Board of

Directors of Cova adopted a resolution to establish the Separate Account under California insurance law on March 24, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

The assets of the Separate Account are held in Cova's name on behalf of the Separate Account and legally belong to Cova. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business Cova may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts Cova may issue.

Distributor

Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the contracts. Life Sales is an affiliate of Cova.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 5.63% of purchase payments but, under certain circumstances, may be paid up to 6.0% commission. Sometimes, Cova enters into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses, in addition to the standard commissions.

Ownership

Owner. You, as the owner of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.

Joint Owner. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner. Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

Assignment

You can assign the contract at any time during your lifetime. Cova will not be bound by the assignment until it receives the written notice of the assignment. Cova will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Financial Statements

The consolidated financial statements of Cova and the Separate Account have been included in the Statement of Additional Information.

Table of Contents of the
Statement of Additional Information
     Company
     Experts
     Legal Opinions
     Distribution
     Calculation of Performance Information
     Federal Tax Status
     Annuity Provisions
     Financial Statements

APPENDIX A
Condensed Financial Information

Accumulation Unit Value History

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial
Statements.  This  information  should be read in conjunction  with the Separate
Account's Financial Statements and related notes which are included in the Statement of Additional Information.



                                                           Period Ended         Year or Period    Year or Period   Year or Period
                                                           6/30/99              Ended 12/31/98    Ended 12/31/97   Ended 12/31/96
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
Managed by A I M Advisors, Inc.
AIM V.I. Capital Appreciation Sub-Account
     Beginning of Period                                    $11.80                  $10.00               *                *
     End of Period                                           12.83                   11.80
     Number of Accum. Units Outstanding                     22,822                   5,570
-----------------------------------------------------------------------------------------------------------------------------------


AIM V.I. International Equity Sub-Account
     Beginning of Period                                    $11.42                  $10.00               *                *
     End of Period                                           11.84                   11.42
     Number of Accum. Units Outstanding                     19,985                   15,257
-----------------------------------------------------------------------------------------------------------------------------------


AIM V.I. Value Sub-Account
     Beginning of Period                                    $13.08                  $10.00               *                *
     End of Period                                           14.86                   13.08
     Number of Accum. Units Outstanding                     76,589                   2,865
-----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
Managed by Alliance Capital Management L.P.
Premier Growth Sub-Account
     Beginning of Period                                    $14.62                  $10.00               *                *
     End of Period                                           16.42                   14.62
     Number of Accum. Units Outstanding                    109,670                  62,869
-----------------------------------------------------------------------------------------------------------------------------------

Real Estate Investment Sub-Account
     Beginning of Period                                    $ 8.00                  $10.00               *                *
     End of Period                                            8.42                    8.00
     Number of Accum. Units Outstanding                     20,503                  22,077
-----------------------------------------------------------------------------------------------------------------------------------



Accumulation Unit Value History (continued)


                                                          Period Ended          Year or Period    Year or Period   Year or Period
                                                          6/30/99               Ended 12/31/98    Ended 12/31/97   Ended 12/31/96
-----------------------------------------------------------------------------------------------------------------------------------
Cova Series Trust
Managed by Lord, Abbett & Co.

Bond Debenture Sub-Account
     Beginning of Period                                    $13.50                  $12.88            $11.30           $10.15
     End of Period                                           13.54                   13.50             12.88            11.30
     Number of Accum. Units Outstanding                    787,761                 681,676           347,400           39,545
-----------------------------------------------------------------------------------------------------------------------------------
Developing Growth Sub-Account
     Beginning of Period                                    $11.07                  $10.53            $10.83              *
     End of Period                                           12.72                   11.07             10.53
     Number of Accum. Units Outstanding                    103,083                  70,926             6,039
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Research Sub-Account
     Beginning of Period                                    $11.83                  $10.76               *                *
     End of Period                                           13.32                   11.83
     Number of Accum. Units Outstanding                     94,431                  49,894
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Sub Account
(Sub-Account commenced operations during  1999.  The value denoted is the initial AUV)
Beginning of Period                                         $35.90
End of Period                                                39.10
Number of Accum. Units Outstanding                       1,190,290
----------------------------------------------------------------------------------------------------------------------------------

Mid-Cap Value Sub-Account
     Beginning of Period                                    $10.44                  $10.47            $10.05              *
     End of Period                                           11.56                   10.44             10.47
     Number of Accum. Units Outstanding                    110,007                  85,457             8,510
-----------------------------------------------------------------------------------------------------------------------------------

Managed by J.P. Morgan Investment Management Inc.

International Equity Sub-Account
     Beginning of Period                                    $12.89                  $11.46            $10.97           $10.10
     End of Period                                           13.53                   12.89             11.46            10.97
     Number of Accum. Units Outstanding                    810,816                 779,375           554,105          124,032
-----------------------------------------------------------------------------------------------------------------------------------

Large Cap Stock Sub-Account
     Beginning of Period                                    $19.43                  $14.89            $11.34           $10.16
     End of Period                                           21.76                   19.43             14.89            11.34
     Number of Accum. Units Outstanding                  1,456,851                1,132,390          686,677           126,231
-----------------------------------------------------------------------------------------------------------------------------------

Quality Bond Sub-Account
     Beginning of Period                                    $11.91                  $11.16            $10.37            $9.95
     End of Period                                           11.58                   11.91             11.16            10.37
     Number of Accum. Units Outstanding                    639,959                 501,045           234,643           64,534
-----------------------------------------------------------------------------------------------------------------------------------

Select Equity Sub-Account
     Beginning of Period                                    $16.99                  $14.05            $10.84           $10.15
     End of Period                                           18.79                   16.99             14.05            10.84
     Number of Accum. Units Outstanding                  1,167,029                1,052,797          700,550          185,509
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Stock Sub-Account
     Beginning of Period                                    $12.58                  $13.49            $11.31           $10.91
     End of Period                                           13.25                   12.58             13.49            11.31
     Number of Accum. Units Outstanding                    649,071                 663,925           487,580          113,118
------------------------------------------------------------------------------------------------------------------------------------

     Accumulation Unit Value History (continued)



                                                            Period Ended        Year or Period    Year or Period   Year or Period
                                                            6/30/99             Ended 12/31/98    Ended 12/31/97   Ended 12/31/96
-----------------------------------------------------------------------------------------------------------------------------------
General American Capital Company
Managed by Conning Asset Management Company

Money Market Sub-Account
     Beginning of Period                                    $11.11                  $10.67            $10.63             *
     End of Period                                           11.30                   11.11             10.67
     Number of Accum. Units Outstanding                    128,072                 129,569             14,091
----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
Managed by Goldman Sachs Asset Management

Goldman Sachs Growth and Income Sub-Account
     Beginning of Period                                    $ 9.91                  $11.21               *                *
     End of Period                                           10.87                    9.91
     Number of Accum. Units Outstanding                     16,391                  13,107
-----------------------------------------------------------------------------------------------------------------------------------

Managed by Goldman Sachs Asset Management International

Goldman Sachs Global Income Sub-Account
     Beginning of Period                                    $10.82                  $10.15               *                *
     End of Period                                           10.58                   10.82
     Number of Accum. Units Outstanding                      3,084                   3,002
----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs International Equity Sub-Account
     Beginning of Period                                    $11.42                  $11.20               *                *
     End of Period                                           11.64                   11.42
     Number of Accum. Units Outstanding                     18,603                  15,859
-----------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series
Managed by Scudder Kemper Investments, Inc.

Kemper Government Securities Sub-Account
     Beginning of Period                                    $10.63                  $10.00               *                *
     End of Period                                           10.56                   10.63
     Number of Accum. Units Outstanding                     11,620                   2,519
-----------------------------------------------------------------------------------------------------------------------------------

Kemper Small Cap Growth Sub-Account
     Beginning of Period                                    $11.69                  $10.00               *                *
     End of Period                                           12.09                   11.69
     Number of Accum. Units Outstanding                      5,733                   3,829
-----------------------------------------------------------------------------------------------------------------------------------

Kemper Small Cap Value Sub-Account
     Beginning of Period                                    $ 8.77                  $10.00               *                *
     End of Period                                            9.32                    8.77
     Number of Accum. Units Outstanding                     22,134                  16,641




Accumulation Unit Value History (continued)


                                                            Period Ended        Year or Period    Year or Period   Year or Period
                                                            6/30/99             Ended 12/31/98    Ended 12/31/97   Ended 12/31/96
----------------------------------------------------------------------------------------------------------------------------------
Liberty Variable Investment Trust
Managed by Newport Fund Management, Inc.

Newport Tiger Fund, Variable Sub-Account
     Beginning of Period                                    $ 9.28                  $10.00               *                *
     End of Period                                           11.93                    9.28
     Number of Accum. Units Outstanding                      2,639                   2,397
----------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust
Managed by Massachusetts Financial Services Company

MFS Emerging Growth Sub-Account
     Beginning of Period                                    $13.24                  $10.00               *                *
     End of Period                                           14.84                   13.24
     Number of Accum. Units Outstanding                     59,264                  47,710
---------------------------------------------------------------------------------------------------------------------------------
MFS/Foreign & Colonial Emerging Markets Equity Sub-Account
     Beginning of Period                                    $ 6.58                  $10.00               *                *
     End of Period                                            8.00                    6.58
     Number of Accum. Units Outstanding                      2,895                   4,234

--------------------------------------------------------------------------------------------------------------------------------
MFS Global Governments Sub-Account
     Beginning of Period                                    $10.66                  $10.00               *                *
     End of Period                                           10.28                   10.66
     Number of Accum. Units Outstanding                        689                     385
---------------------------------------------------------------------------------------------------------------------------------

MFS Growth With Income Sub-Account
     Beginning of Period                                    $12.08                  $10.00               *                *
     End of Period                                           12.69                   12.08
     Number of Accum. Units Outstanding                     87,892                  64,791
---------------------------------------------------------------------------------------------------------------------------------

MFS High Income Sub-Account
     Beginning of Period                                    $ 9.86                  $10.00               *                *
     End of Period                                           10.28                   9.86
     Number of Accum. Units Outstanding                     15,906                 13,080
---------------------------------------------------------------------------------------------------------------------------------

MFS Research Sub-Account
     Beginning of Period                                    $12.18                  $10.00               *                *
     End of Period                                           13.17                   12.18
     Number of Accum. Units Outstanding                     47,243                  25,994
---------------------------------------------------------------------------------------------------------------------------------


                                                        Period Ended             Year or Period    Year or Period   Year or Period
                                                        6/30/99                  Ended 12/31/98    Ended 12/31/97   Ended 12/31/96
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
Managed by OppenheimerFunds, Inc.


Oppenheimer Bond Sub-Account
     Beginning of Period                                 $10.55                     $10.00               *                *
     End of Period                                        10.30                      10.55
     Number of Accum. Units Outstanding                  44,596                     46,377


Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period                                 $12.24                     $10.00               *                *
     End of Period                                        14.08                      12.24
     Number of Accum. Units Outstanding                   7,447                      5,037


Oppenheimer High Income Sub-Account
     Beginning of Period                                  $ 9.91                    $10.00               *                *
     End of Period                                         10.21                      9.91
     Number of Accum. Units Outstanding                   14,309                    10,533


Oppenheimer Main Street Growth & Income Sub-Account
     Beginning of Period                                  $10.34                    $10.00               *                *
     End of Period                                         11.77                     10.34
     Number of Accum. Units Outstanding                   26,114                    14,882


Oppenheimer Strategic Bond Sub-Account
     Beginning of Period                                  $10.16                    $10.00               *                *
     End of Period                                         10.11                     10.16
     Number of Accum. Units Outstanding                    4,794                     2,684
----------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value History (continued)


                                                            Period Ended        Year or Period    Year or Period   Year or Period
                                                            6/30/99             Ended 12/31/98    Ended 12/31/97   Ended 12/31/96
------------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust
Managed by Putnam Investment Management, Inc.

Putnam VT Growth and Income Sub-Account
     Beginning of Period                                    $11.40                  $10.00               *                *
     End of Period                                           12.53                   11.40
     Number of Accum. Units Outstanding                    103,960                  80,114
-----------------------------------------------------------------------------------------------------------------------------------

Putnam VT International Growth Sub-Account
     Beginning of Period                                    $11.73                  $10.00               *                *
     End of Period                                           13.09                   11.73
     Number of Accum. Units Outstanding                     65,433                  56,566
-----------------------------------------------------------------------------------------------------------------------------------

Putnam VT International New Opportunities Sub-Account
     Beginning of Period                                    $11.42                  $10.00               *                *
     End of Period                                           13.56                   11.42
     Number of Accum. Units Outstanding                      8,020                   4,783
-----------------------------------------------------------------------------------------------------------------------------------

Putnam VT New Value Sub-Account
     Beginning of Period                                    $10.50                  $10.00               *                *
     End of Period                                           11.92                   10.50
     Number of Accum. Units Outstanding                      2,757                   2,202
-----------------------------------------------------------------------------------------------------------------------------------

Putnam VT Vista Sub-Account
     Beginning of Period                                    $11.80                  $10.00               *                *
     End of Period                                           13.22                   11.80
     Number of Accum. Units Outstanding                     12,486                   6,799
-----------------------------------------------------------------------------------------------------------------------------------


Accumulation Unit Value History (continued)


                                                            Period Ended        Year or Period    Year or Period   Year or Period
                                                            6/30/99             Ended 12/31/98    Ended 12/31/97   Ended 12/31/96
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Variable Products Series Fund,
Class 1 Shares

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Investments Sub-Account
     Beginning of Period                                    $ 9.65                  $8.64                *                *
     End of Period                                           11.03                   9.65
     Number of Accum. Units Outstanding                      4,327                    944
-----------------------------------------------------------------------------------------------------------------------------------

Managed by Templeton Asset Management Ltd.
Templeton Developing Markets Sub-Account
     Beginning of Period                                    $ 7.56                  $5.65                *                *
     End of Period                                           10.76                   7.56
     Number of Accum. Units Outstanding                      9,510                  7,033
-----------------------------------------------------------------------------------------------------------------------------------

Managed by Templeton Investment Counsel, Inc.

Templeton International Sub-Account
     Beginning of Period                                    $ 9.15                  $7.89                *                *
     End of Period                                           10.02                   9.15
     Number of Accum. Units Outstanding                     20,763                  6,626
-----------------------------------------------------------------------------------------------------------------------------------


     * The accumulation unit values shown above for the beginning of the period for the Select Equity, Small Cap Stock, Large Cap Stock, International Equity, Quality Bond, Bond Debenture, Developing Growth, Mid-Cap Value and Large Cap Research Portfolios reflect the dates these investment portfolios were first offered for sale to the public which were as follows: May 15, 1996 for the Select Equity and Small Cap Stock Portfolios; May 16, 1996 for the Large Cap Stock Portfolio; May 14, 1996 for the International Equity Portfolio; May 20, 1996 for the Quality Bond and Bond Debenture Portfolios; November 7, 1997 for the Developing Growth and Mid-Cap Value Portfolios; and February 17, 1998 for the Large Cap Research Portfolio. The Lord Abbett Growth and Income Portfolio commenced regular investment operations on January 8, 1999. Separate Account inception dates in the other investment portfolios are as follows: AIM Variable Insurance Funds, Inc., Alliance Variable Products Series Fund, Inc., Kemper Variable Series, Liberty Variable Investment Trust, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds and Putnam Variable Trust - December 31, 1997; General American Capital Company - December 4, 1997; Goldman Sachs Variable Insurance Trust - March 31, 1998; and Templeton Variable Products Series Fund - September 21, 1998.



                                 APPENDIX B

                    PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives of each investment portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUNDS, INC.:
AIM Variable Insurance Funds, Inc. is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio.
The following portfolios are available under the contract:

     AIM V.I. CAPITAL APPRECIATION FUND

Investment Objective: The Fund's investment objective is growth of capital through investment in common stock, with emphasis on medium- and small-sized growth companies. The Fund may also investment up to 20% of its total assets in foreign securities.

     AIM V.I. INTERNATIONAL EQUITY FUND

Investment Objective: The Fund's investment objective is to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The Fund seeks to meet this objective by investing at least 70% of its total assets in marketable equity securities of foreign companies that are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. The Fund will normally invest in companies located in at least four countries outside of the United States, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The Fund may invest up to 20% of its total assets in securities of issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The Fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign companies.

     AIM V.I. VALUE FUND

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective. The Fund may also invest in preferred stocks and debt instruments that have prospects for growth of capital. The Fund also may invest up to 25% of its total assets in foreign securities.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     PREMIER GROWTH PORTFOLIO

Investment Objective: The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Normally, the Portfolio invests in about 40-50 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets.

     REAL ESTATE INVESTMENT PORTFOLIO

Investment Objective: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

COVA SERIES TRUST:
Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory), which is an affiliate of Cova. Cova Series Trust is a mutual fund with multiple portfolios. Cova Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following portfolios are available under the contract:

PORTFOLIOS MANAGED BY J. P. MORGAN INVESTMENT MANAGEMENT INC.:

     INTERNATIONAL EQUITY PORTFOLIO

Investment Objective: The International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign corporations.

     LARGE CAP STOCK PORTFOLIO

Investment Objective: The Large Cap Stock Portfolio seeks to provide long-term growth of capital and income by investing primarily in dividend-paying common stock. The Portfolio will typically hold approximately 300 stocks.

     QUALITY BOND PORTFOLIO

Investment Objective: The Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity by investing at least 65% of its assets in bonds under normal circumstances.

     SELECT EQUITY PORTFOLIO

Investment Objective: The Select Equity Portfolio seeks to provide long-term growth of capital and income by investing primarily in dividend-paying common stock. The Portfolio will typically hold between 60 and 90 stocks.

     SMALL CAP STOCK PORTFOLIO

Investment Objective: The Small Cap Stock Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.

PORTFOLIOS MANAGED BY LORD, ABBETT & CO.:

     BOND DEBENTURE PORTFOLIO

Investment Objective: The Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return through a professionally-managed portfolio consisting primarily of convertible and discount debt securities, many of which are lower rated.

     DEVELOPING GROWTH PORTFOLIO

Investment Objective: The Developing Growth Portfolio seeks long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over the counter.

     LARGE CAP RESEARCH PORTFOLIO

Investment Objective: The Large Cap Research Portfolio seeks growth of capital and growth of income consistent with reasonable risk. Production of current income is a secondary consideration. The Portfolio invests primarily in common stocks, including securities convertible into common stocks.

     LORD ABBETT GROWTH AND INCOME PORTFOLIO

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value. The Portfolio will normally invest in common stocks, including securities convertible into common stocks, of large, seasoned companies in sound financial condition, which common stocks are expected to show above-average price appreciation.

     MID-CAP VALUE PORTFOLIO

Investment Objective: The Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

GENERAL AMERICAN CAPITAL COMPANY
General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

     MONEY MARKET FUND

Investment Objective: The Money Market Fund's investment objective is to provide investors with current income while preserving capital and maintaining liquidity. The Fund seeks to achieve this objective by investing primarily in high-quality, short-term money market instruments. The Fund purchases securities that meet the quality, maturity, and diversification requirements applicable to money market funds.

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Variable Insurance Trust is a mutual fund with multiple portfolios. Goldman Sachs Asset Management is the investment adviser for the Goldman Sachs Growth and Income Fund and Goldman Sachs Asset Management International is the investment adviser for the Goldman Sachs International Equity Fund and the Goldman Sachs Global Income Fund. The following portfolios are available under the contract:

     GOLDMAN SACHS GLOBAL INCOME FUND

Investment Objective: The Fund seeks a high total return, emphasizing current income, and, to a lesser extent, providing opportunities for capital appreciation. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and enters into transactions in foreign currencies.

     GOLDMAN SACHS GROWTH AND INCOME FUND

Investment Objective: The Fund seeks long-term growth of capital and growth of income by investing in large capitalization U.S. stocks that are believed to be undervalued or undiscovered in the marketplace.

    GOLDMAN SACHS INTERNATIONAL EQUITY FUND

Investment Objective: The Fund seeks long-term capital appreciation by investing primarily in equity securities of companies organized outside the United States or whose securities are principally traded outside the United States.

KEMPER VARIABLE SERIES
Kemper Variable Series is a mutual fund with multiple portfolios. Scudder Kemper Investments, Inc. is the investment adviser for the Kemper Government Securities Portfolio, the Kemper Small Cap Growth Portfolio and the Kemper Small Cap Value Portfolio. The following portfolios are available under the contract:

     KEMPER GOVERNMENT SECURITIES PORTFOLIO

Investment Objective: Kemper Government Securities seeks high current return consistent with preservation of capital. The Portfolio pursues its objective by investing at least 65% of its total assets in U.S. Government securities and repurchase agreements of U.S. Government securities.

     KEMPER SMALL CAP GROWTH PORTFOLIO

Investment Objective: Kemper Small Cap Growth Portfolio seeks maximum appreciation of investors' capital. The Portfolio pursues its objective by investing at least 65% of its total assets in small capitalization stocks similar in size to those companies comprising the Russell 2000 Index. Many of these companies would be in the early stages of their life cycle. Equity securities in which the Portfolio invests consist primarily of common stocks, but may include convertible securities, including warrants and rights.

     KEMPER SMALL CAP VALUE PORTFOLIO

Investment Objective: Kemper Small Cap Value Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in a diversified portfolio of the stocks of small U.S. companies, which are those similar in size to those comprising the Russell 2000 Index and that the investment manager believes to be undervalued. Under normal market conditions, the Portfolio invests at least 65% of its assets in small capitalization stocks similar in size to those comprising the Russell 2000 Index.

LIBERTY VARIABLE INVESTMENT TRUST:
Liberty Variable Investment Trust is a mutual fund with multiple portfolios. Liberty Advisory Services Corp. (LASC) is the investment manager to the Trust. LASC has engaged Newport Fund Management, Inc. as sub-adviser to provide investment advice for the Newport Tiger Fund, Variable Series. The following portfolio is available under the contract:

     NEWPORT TIGER FUND, VARIABLE SERIES

Investment Objective: The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests primarily in stocks of companies located in the nine Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines. The Fund typically invests in stocks of larger, well-established companies.

MFS VARIABLE INSURANCE TRUST:
MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

     MFS EMERGING GROWTH SERIES

Investment Objective: The Series' investment objective is long term growth of capital. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities of emerging growth companies.

     MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY SERIES

Investment Objective: The Series' investment objective is capital appreciation. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging market issuers. Shares of this Series are not available for purchase by variable annuity or variable life contract holders whose contracts take effect on or after May 1, 1999.

     MFS GLOBAL GOVERNMENTS SERIES

Investment Objective: The Series' investment objective is to provide income and capital appreciation. The Series invests primarily in U.S. and foreign government securities. Prior to May 1, 1999, the Series' investment objective was to seek not only preservation but also growth of capital, together with moderate current income.

     MFS GROWTH WITH INCOME SERIES

Investment Objective: The Series' investment objective is to provide reasonable current income and long-term growth of capital and income. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities.

     MFS HIGH INCOME SERIES

Investment Objective: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its total assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.

     MFS RESEARCH SERIES

Investment Objective: The Series' investment objective is long-term growth of capital and future income. The Series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.

OPPENHEIMER VARIABLE ACCOUNT FUNDS: Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     OPPENHEIMER BOND FUND/VA

Investment Objective: The Fund's main objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. Normally, the Fund invests at least 65% of its total assets in investment-grade debt securities, U.S. Government securities and money market instruments.

OPPENHEIMER CAPITAL APPRECIATION FUND/VA
   (formerly Oppenheimer Growth)

Investment Objective: The Fund seeks capital appreciation by investing in securities of well-known established companies. The Fund invests mainly in common stocks of established and well-known U.S. companies.

OPPENHEIMER HIGH INCOME FUND/VA

Investment Objective: The Fund seeks a high level of current income from investment in high-yield fixed income securities. The Fund invests mainly in a variety of high-yield fixed-income securities of domestic and foreign issuers.

OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
   (formerly Oppenheimer Growth & Income)

Investment Objective: The Fund's objective is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Fund invests mainly in common stocks of U.S. companies, and can also invest in other equity securities such as preferred stocks and securities convertible into common stocks.

OPPENHEIMER STRATEGIC BOND FUND/VA

Investment Objective: The Fund seeks a high level of current income principally derived from interest on debt securities and seeks to enhance that income by writing covered call options on debt securities. The Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-grade high-yield securities of U.S. companies.

PUTNAM VARIABLE TRUST:
Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     PUTNAM VT GROWTH AND INCOME FUND, CLASS IA SHARES

Investment Objective: The Fund seeks capital growth and current income. The Fund invests primarily in "value" stocks, that offer the potential for capital growth, current income, or both. Value stocks are those that the adviser believes are currently undervalued compared to their true worth.

     PUTNAM VT INTERNATIONAL GROWTH FUND, CLASS IA SHARES

Investment Objective: The Fund seeks capital appreciation. Under normal conditions, the Fund generally diversifies its investments among a number of different countries by investing at least 65% of its total assets in at least three countries other than the United States. The Fund may invest in both growth and value stocks.

     PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND, CLASS IA SHARES

Investment Objective: The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund generally invests at least 65% of its total assets in at least three countries other than the United States. The Fund invests mainly in growth stocks, which are stocks issued by companies whose earnings the adviser believes are likely to grow faster than the economy as a whole.

     PUTNAM VT NEW VALUE FUND, CLASS IA SHARES

Investment Objective: The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests in value stocks, which are common stocks that the adviser believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.

     PUTNAM VT VISTA FUND, CLASS IA SHARES

Investment Objective: The Fund seeks capital appreciation. The Fund invests mainly in "growth" stocks that are issued by companies whose earnings the adviser believes are likely to grow faster than the economy as a whole. The Fund mainly buys stocks of medium size companies, although the Fund may invest in companies of any size.

TEMPLETON VARIABLE PRODUCTS SERIES FUND, CLASS 1 SHARES:
Templeton Variable Products Series Fund is a mutual fund with multiple portfolios. Each portfolio has two classes of shares: Class 1 and Class 2. The portfolios available in connection with your contract are Class 1 shares. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Fund, Templeton Investment Counsel, Inc. is the investment adviser for the Templeton International Fund and Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Investments Fund. The following portfolios are available under the contract:

    MUTUAL SHARES INVESTMENTS FUND

Investment Objective: The Fund's principal goal is capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their actual value based on certain recognized or objective criteria (intrinsic value).

     TEMPLETON DEVELOPING MARKETS FUND

Investment Objective: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in emerging market equity securities. Emerging market equity securities generally include equity securities that trade in emerging markets or are issued by companies that have their principal activities in emerging market countries.

     TEMPLETON INTERNATIONAL FUND

Investment Objective: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies located outside the U.S., including in emerging markets. While there are no set percentage targets, the Fund generally invests in large- to medium-cap companies with market capitalization values (share price times the number of common stock shares outstanding) greater than $1.5 billion, but may invest a small portion in small-cap companies which have more risk.


APPENDIX C
PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended June 30, 1999. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after June 30, 1999 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

The  portfolios  listed below began  operations  before  June 30, 1999. As a
result,   performance  information  is  available  for  the  accumulation  units investing in these portfolios.

o Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column B presents performance figures for the accumulation units which reflect the insurance charges and fees and expenses of each portfolio.

o Performance figures shown for sub-accounts in existence for less than one year are not annualized.

Total Return for the periods ended 6/30/99:
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects insurance
                                                                      charges and                       charges and portfolio
                                                                  portfolio expenses)                          expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
-----------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance
Funds, Inc.
   AIM V.I. Capital
     Appreciation                   12/31/97                 9.52%        - -      15.21%            14.14%     - -       18.15%
   AIM V.I. International
     Equity                         12/31/97                (4.53)%       - -       8.95%             0.07%     - -       11.97%
   AIM V.I. Value                   12/31/97                21.33%        - -      27.49%            25.96%     - -       30.32%
-----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products
Series Fund, Inc.
   Premier Growth                   12/31/97                23.94%        - -      36.58%            28.57%     - -      39.33%
   Real Estate Investment           12/31/97               (14.12)%       - -     (14.17)%           (9.53)%    - -     (10.84)%
-----------------------------------------------------------------------------------------------------------------------------------



APPENDIX C
PERFORMANCE INFORMATION (continued)
Total Return for the periods ended 6/30/99
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects insurance
                                                                      charges and                       charges and portfolio
                                                                  portfolio expenses)                          expenses)
-----------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
-----------------------------------------------------------------------------------------------------------------------------------

Cova Series Trust
   Bond Debenture                   5/20/96                 (4.43)%       - -       8.39%             0.17%     - -        9.70%
   Developing Growth                11/7/97                  7.85%        - -       7.56%            12.47%     - -       10.28%
   International Equity             5/14/96                 (1.00)%       - -       8.49%             3.60%     - -        9.79%
   Large Cap Research               2/17/98                 12.81%        - -      13.64%            17.42%     - -       16.93%
   Large Cap Stock                  5/16/96                 18.60%        - -      26.62%            23.22%     - -       27.61%
   Lord Abbett Growth and Income    1/8/99                    - -         - -       3.78%              - -      - -        8.89%
   Mid-Cap Value                    11/7/97                 (1.47)%       - -       6.14%             3.13%     - -        8.88%
   Quality Bond                     5/20/96                 (4.11)%       - -       3.57%             0.49%     - -        4.99%
   Select Equity                    5/15/96                 14.32%        - -      20.67%            18.94%     - -       21.74%
   Small Cap Stock                  5/15/96                (10.08)%       - -       5.04%            (5.49)%    - -        6.42%
-----------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
   Money Market                     12/4/97                 (0.86)%       - -       1.00%             3.75%     - -        3.96%
-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable
Insurance Trust
   Goldman Sachs
     Global Income                  3/31/98                (2.05)%        - -      (0.28)%            2.56%     - -        3.39%
   Goldman Sachs Growth
     and Income                     3/31/98                (3.81)%        - -      (6.17)%            0.79%     - -       (2.45)%
   Goldman Sachs
     International Equity           3/31/98                (2.91)%        - -      (0.52)%            1.70%     - -        3.15%
-----------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series
   Kemper Government
     Securities                     12/31/97                (2.10)%       - -       0.62%             2.50%     - -        3.74%
   Kemper Small Cap Growth          12/31/97                 2.69%        - -      10.51%             7.30%     - -       13.50%
   Kemper Small Cap Value           12/31/97               (14.01)%       - -      (8.48)%           (9.42)%    - -       (5.23)%
----------------------------------------------------------------------------------------------------------------------------------


APPENDIX C
PERFORMANCE INFORMATION (continued)
Total Return for the periods ended 6/30/99
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects insurance
                                                                      charges and                        charges and portfolio
                                                                  portfolio expenses)                          expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
   Newport Tiger Fund,
     Variable Series                12/31/97                57.83%        - -       9.51%            62.50%     - -      12.51%
-----------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust

   MFS Emerging Growth              12/31/97                18.18%        - -      27.35%            22.80%    - -        30.18%
   MFS Foreign & Colonial
     Emerging Markets Equity        12/31/97               (12.53)%       - -     (17.26)%           (7.94)%   - -       (13.87)%
   MFS Global Governments           12/31/97                (3.44)%       - -      (1.25)%            1.16%    - -         1.89%
   MFS Growth With Income           12/31/97                 5.34%        - -      14.32%             9.95%    - -        17.28%
   MFS High Income                  12/31/97                (5.89)%       - -      (1.27)%           (1.29)%   - -         1.87%
   MFS Research                     12/31/97                 6.82%        - -      17.26%            11.43%    - -        20.18%
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX C
PERFORMANCE INFORMATION (continued)
Total Return for the periods ended 6/30/99
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects insurance
                                                                      charges and                        charges and portfolio
                                                                  portfolio expenses)                          expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception

-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
   Oppenheimer Bond Fund/VA         12/31/97              (4.99)%        - -       (1.13)%           (0.39)%    - -        2.01%
   Oppenheimer Capital
     Appreciation Fund/VA           12/31/97               16.31%        - -       22.85%             20.93%    - -       25.72%
   Oppenheimer High
     Income Fund/VA                 12/31/97               (6.61)%       - -       (1.73)%           (2.02)%    - -        1.42%
   Oppenheimer Main Street
     Growth & Income Fund/VA        12/31/97                0.00%        - -        8.50%              4.60%    - -       11.52%
   Oppenheimer Strategic
     Bond Fund/VA                   12/31/97               (6.24)%       - -       (2.43)%            (1.65)%   - -        0.72%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust
   Putnam VT Growth and
     Income - Class IA Shares       12/31/97                 9.91%        - -      13.28%            14.53%      - -      16.25%
   Putnam VT International
     Growth - Class IA Shares       12/31/97                 5.19%        - -      16.78%             9.80%      - -      19.71%
   Putnam VT International
     New Opportunities -
     Class IA Shares                12/31/97                12.57%        - -      19.67%            17.18%      - -      22.57%
   Putnam VT New Value -
     Class IA Shares                12/31/97                10.77%        - -       9.43%            15.38%      - -      12.44%
   Putnam VT Vista -
     Class IA Shares                12/31/97                 9.06%        - -      17.59%            13.68%      - -      20.51%
-----------------------------------------------------------------------------------------------------------------------------------

Templeton Variable Products
Series Fund, Class 1 Shares
  *Mutual Shares Investments        9/21/98                  - -          - -      22.50%              - -       - -     27.63%
  *Templeton Developing
     Markets                        9/21/98                  - -          - -      85.36%              - -       - -     90.55%
   Templeton International          9/21/98                  - -          - -      21.87%              - -       - -     27.00%
-----------------------------------------------------------------------------------------------------------------------------------
*Past expense reductions by the manager increased returns.

APPENDIX C
PERFORMANCE INFORMATION (continued)
PART 2 - HISTORICAL FUND PERFORMANCE

The contracts are relatively new and therefore have a limited performance history. However, certain portfolios have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the portfolios and is for the periods shown. The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column C presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio.

o Performance figures shown for portfolios in existence for less than one year are not annualized.

Total Return for the periods ended 6/30/99
------------------------------------------------------------------------------------------------------------------------------------


                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
-----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
-----------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital
     Appreciation         5/5/93          15.81%    21.16%    18.88%     9.52%    19.66%   17.38%     14.14%    19.76%    17.48%
   AIM V.I.
     International Equity 5/5/93           1.52%    12.82%    13.02%    (4.53)%   11.32%   11.52%      0.07%    11.42%    11.62%
   AIM V.I. Value         5/5/93          27.94%    25.41%    22.63%    21.33%    23.91%   21.13%     25.96%    24.01%    21.23%
-----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
   Premier Growth         6/26/92         30.38%   32.57%     25.64%    23.94%    31.07%   24.14%     28.57%    31.17%    24.24%
   Real Estate
     Investment           1/9/97          (8.25)%   - -        2.34%    (14.12)%   - -     (3.66)%    (9.53)%    - -       0.94%
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
   Money Market           10/1/87          5.21%    5.54%      5.53%     (0.86)%   4.04%    4.03%      3.75%     4.14%     4.13%
-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
   Goldman Sachs
     Global Income        1/12/98          3.91%    - -        4.53%     (2.05)%   - -     (1.47)%     2.56%     - -       3.13%
   Goldman Sachs
     Growth and Income    1/12/98          2.26%    - -       10.96%     (3.81)%   - -      4.96%      0.79%     - -       9.56%
   Goldman Sachs
     International Equity 1/12/98          3.18%    - -       15.36%     (2.91)%   - -      9.36%      1.70%     - -      13.96%
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX C
PERFORMANCE INFORMATION (continued)
Total Return for the periods ended 6/30/99:
------------------------------------------------------------------------------------------------------------------------------------


                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
-----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
-----------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series
   Kemper Government
     Securities           9/3/87           3.61%    7.41%      7.51%     (2.10)%   5.91%    6.01%       2.50%    6.01%     6.11%
   Kemper Small
     Cap Growth           5/2/94           8.90%   23.95%     22.60%      2.69%   22.45%   21.10%       7.30%   22.55%    21.20%
   Kemper Small
     Cap Value            5/1/96          (8.04)%    - -       4.98%    (14.01)%   - -     (1.02)%     (9.42)%   - -       3.58%
-----------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
   Newport Tiger Fund,
     Variable Series      5/1/95          64.19%     - -       1.65%    57.83%     - -     (4.35)%     62.50%    - -       0.25%
-----------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust
   MFS Emerging
     Growth               7/24/95         24.52%     - -      26.65%     18.18%    - -     20.65%     22.80%     _ _      25.25%
   MFS Foreign & Colonial
     Emerging Markets
     Equity              10/16/97        (6.65)%     - -    (16.61)%    (12.53)%   - -   (22.61)%    (7.94)%     --     (18.01)%
   MFS Global
     Governments          6/14/94          2.58%     4.40%     4.40%     (3.44)%   2.90%    2.90%      1.16%     3.00%     3.00%
   MFS Growth
     With Income          10/9/95         11.50%     - -      24.02%      5.34%    - -     18.02%      9.95%     _ _      22.62%
   MFS High Income        7/26/95          0.10%     - -       8.95%     (5.89)%   - -      2.95%     (1.29)%    _ _       7.55%
   MFS Research           7/26/95         13.00%     - -      22.00%      6.82%    - -     16.00%     11.43%     _ _      20.60%

------------------------------------------------------------------------------------------------------------------------------------

APPENDIX C
PERFORMANCE INFORMATION (continued)
Total Return for the periods ended 6/30/99:
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
-----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception    1 yr     5 yrs   inception
-----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account
Funds
  Oppenheimer Bond
     Fund/VA              4/3/85         1.02%      7.09%    8.26%      (4.99)%   5.59%     6.76%     (0.39)%   5.69%     6.86%
  Oppenheimer Capital
     Appreciation
     Fund/VA              4/3/85        22.71%     27.00%   16.98%      16.31%   25.50%    15.48%      20.93%  25.60%    15.58%
  Oppenheimer High
     Income Fund/VA       4/30/86      (0.62)%      9.79%   12.63%      (6.61)%   8.29%    11.13%     (2.02)%   8.39%    11.23%
  Oppenheimer Main
     Street Growth &
     Income Fund/VA       7/5/95        6.14%        - -    27.57%       0.00%     - -     21.57%       4.60%    - -     26.17%
  Oppenheimer Strategic
     Bond Fund/VA         5/3/93       (0.25)%      7.60%    6.25%      (6.24)%   6.10%     4.75%     (1.65)%    6.20%    4.85%

-----------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
   Putnam VT Growth
     and Income -
     Class IA Shares      2/1/88        16.14%     21.98%    15.93%    9.91%     20.48%   14.43%     14.53%    20.58%    14.53%
   Putnam VT International
     Growth - Class
     IA Shares            1/2/97        11.34%      - -      19.20%    5.19%      - -     13.20%      9.80%     - -      17.80%
   Putnam VT International
     New Opportunities -
     Class IA Shares      1/2/97        18.82%      - -      13.82%   12.57%      - -      7.82%     17.18%     - -      12.42%
   Putnam VT New Value -
     Class IA Shares      1/2/97        17.01%      - -      15.39%   10.77%      - -      9.39%     15.38%     - -      13.99%
   Putnam VT Vista -
     Class IA Shares      1/2/97        15.28%      - -      22.58%    9.06%      - -     16.58%     13.68%     - -      21.18%
------------------------------------------------------------------------------------------------------------------------------------

Templeton Variable Products
Series Fund

  *Mutual Shares Investments,
     Class 1 Shares       5/1/98         17.41%      - -      10.14%    11.41%     - -      4.14%     16.01%     - -       8.74%
  *Templeton Developing
     Markets Fund, Class
     1 Shares             3/4/96         47.76%      - -      (8.10)%   41.76%     - -    (14.10)%    46.36%     - -      (9.50)%
   Templeton
     International Fund,
     Class 1 Shares       5/1/92          5.39%     15.27%    14.69%    (0.61)%   13.77%   13.19%      3.99%    13.87%    13.29%
-----------------------------------------------------------------------------------------------------------------------------------
*Past expense reductions by the manager increased returns.




Please send me, at no charge, the Statement of Additional Information dated November __, 1999, for the annuity contract issued by Cova.


               (Please print or type and fill in all information)




--------------------------------------------------------------------------------
Name




--------------------------------------------------------------------------------
Address




--------------------------------------------------------------------------------
City                               State                    Zip Code


CC-3043 (11/99)                                                         CUST-CA












------------------------------
------------------------------
------------------------------




                         Cova Financial Life
                           Insurance Company
                         Attn: Variable Products
                         One Tower Lane
                         Suite 3000
                         Oakbrook Terrace, Illinois  60181-4644







                                      COVA
                     Cova Financial Life Insurance Company




                         Marketing and Executive Office
                           One Tower Lane, Suite 3000
                        Oakbrook Terrace, IL 60181-4644
                                  800-523-1661




                             Annuity Service Office
                                 P.O. Box 10366
                              Des Moines, IA 50306-9775
                                  800-343-8496









CC-3035 (5/99)     Policy Form Series XLCC-648, XLCC-833        21-CSA-CA (5/99)


                               PART A - VERSION B



The Fixed
And Variable Annuity

issued by

COVA VARIABLE ANNUITY
ACCOUNT FIVE

and

COVA FINANCIAL
LIFE INSURANCE COMPANY




This prospectus describes the Fixed and Variable Annuity Contract offered by Cova Financial Life Insurance Company (Cova).


The annuity contract has 7 investment choices - a fixed account which offers an interest rate which is guaranteed by Cova, and 6 investment portfolios listed below. The 6 investment portfolios are part of the Russell Insurance Funds or General American Capital Company. You can put your money in the fixed account and/or any of these investment portfolios.

Russell Insurance Funds:

     Managed by Frank Russell
     Investment Management Company
         Aggressive Equity
         Core Bond
         Multi-Style Equity
         Non-U.S.
         Real Estate Securities

General American Capital Company:

     Managed by Conning Assets
     Management Company
         Money Market

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Cova Fixed and Variable Annuity Contract.

To learn more about the Cova Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated November __, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at (800) 523-1661 or write us at: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

The Contracts:

o    are not bank deposits
o    are not federally insured
o    are not endorsed by any bank or government agency
o    are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

November __, 1999








TABLE OF CONTENTS                                         Page

  INDEX OF SPECIAL TERMS                                     2

  SUMMARY                                                    3

  FEE TABLE                                                  5

  EXAMPLES                                                   6

  1. THE ANNUITY CONTRACT                                    7

  2. ANNUITY PAYMENTS (THE INCOME PHASE)                     7
     Annuity Date                                            7
     Annuity Payments                                        7
     Annuity Options                                         7

  3. PURCHASE                                                8
     Purchase Payments                                       8
     Allocation of Purchase Payments                         8
     Free Look                                               8
     Accumulation Units                                      8

  4. INVESTMENT OPTIONS                                      9
     Russell Insurance Funds                                 9
     General American Capital Company.                       9
     Transfers                                               9
     Dollar Cost Averaging Program                           9
     Automatic Rebalancing Program                          10
     Approved Asset Allocation Programs                     10
     Voting Rights                                          10
     Substitution                                           10

  5. EXPENSES                                               10
     Insurance Charges                                      11
     Contract Maintenance Charge                            11
     Withdrawal Charge                                      11
     Reduction or Elimination of the
        Withdrawal Charge                                   11
     Premium Taxes                                          12
     Transfer Fee                                           12
     Income Taxes                                           12
     Investment Portfolio Expenses                          12

  6. TAXES                                                  12
     Annuity Contracts in General                           12
     Qualified and Non-Qualified Contracts                  12
     Withdrawals - Non-Qualified Contracts                  12
     Withdrawals - Qualified Contracts                      13
     Withdrawals - Tax-Sheltered Annuities                  13
     Diversification                                        13

  7. ACCESS TO YOUR MONEY                                   13
     Systematic Withdrawal Program                          13
     Suspension of Payments or Transfers                    14

  8. PERFORMANCE                                            14

  9. DEATH BENEFIT                                          14
     Upon Your Death                                        14
     Death of Annuitant                                     15

10. OTHER INFORMATION                                       16
     Cova                                                   16
     Year 2000                                              16
     The Separate Account                                   16
     Distributor                                            16
     Ownership                                              16
     Beneficiary                                            16
     Assignment                                             16
     Financial Statements                                   16

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION                                      16

APPENDIX A
Condensed Financial Information                            A-1

APPENDIX B
Performance Information                                    B-1


INDEX OF SPECIAL TERMS

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable and need an explanation. We have identified the following as some of these words or terms. They are identified in the text in italic and the page that is indicated here is where we believe you will find the best explanation for the word or term.

                                                          Page

Accumulation Phase                                           7
Accumulation Unit                                            8
Annuitant                                                    7
Annuity Date                                                 7
Annuity Options                                              7
Annuity Payments                                             7
Annuity Unit                                                 8
Beneficiary                                                 16
Fixed Account                                                7
Income Phase                                                 7
Investment Portfolios                                        9
Joint Owner                                                 16
Non-Qualified                                               12
Owner                                                       16
Purchase Payment                                             8
Qualified                                                   12
Tax Deferral                                                12








SUMMARY

The sections in this Summary correspond to sections in this prospectus which discuss the topics in more detail.



1. THE ANNUITY CONTRACT:

The fixed and variable annuity contract offered by Cova is a contract between you, the owner, and Cova, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

This contract offers 6 investment portfolios. These portfolios are designed to offer a potentially better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

The fixed account offers an interest rate that is guaranteed by the insurance company, Cova. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by Cova.

You can put money into any or all of the investment portfolios and the fixed account. You can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.



2. ANNUITY PAYMENTS (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.



3. HOW TO PURCHASE THE CONTRACT:

You can buy this contract with $5,000 or more under most circumstances. You can add $500 or more any time you like during the accumulation phase. Your registered representative can help you fill out the proper forms.



4. INVESTMENT OPTIONS:

You can put your money in the following investment portfolios which are described in the prospectuses for the funds. The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

Managed by Frank Russell
Investment Management Company
   Aggressive Equity
   Core Bond
   Multi-Style Equity
   Non-U.S.
   Real Estate Securities


Managed by Conning Asset
Management Company
   Money Market

Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of these portfolios.



5. EXPENSES:

The contract has insurance features and investment features, and there are costs related to each.

o Each year Cova deducts a $30 contract maintenance charge from your contract. During the accumulation phase, Cova currently waives this charge if the value of your contract is at least $50,000.

o    Cova also  deducts  for its  insurance  charges  which  total  1.40% of the
     average  daily  value  of  your  contract   allocated  to  the   investment
     portfolios.

o If you take your money out, Cova may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. After Cova has had a purchase payment for 5 years, there is no charge by Cova for a withdrawal of that purchase payment.

o When you begin receiving regular income payments from your annuity, Cova will assess a state premium tax charge, if applicable, which ranges from 0%
     - 4% depending upon the state.

o The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.

o There are also investment charges which currently range from .205% to 1.30% of the average daily value of the investment portfolio depending upon the investment portfolio.



6. TAXES:

Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.



7. ACCESS TO YOUR MONEY:

You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from Cova. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, Cova will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.



8. DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.



9. OTHER INFORMATION:

Free Look. If you cancel the contract within 10 days after receiving it (or, in the state of California, within 30 days if you are 60 years or older when we issue the contract), we will send your money back without assessing a withdrawal charge. You will receive whatever your contract is worth on the day we receive your request. This may be more or less than your original payment. If we're required by law to return your original payment, we reserve the right to put your money in the Money Market Fund of General American Capital Company during the free-look period and will refund the greater of your original payment (less any withdrawals) or the value of your contract.

No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

Who should purchase the contract? This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

Additional Features. This contract has additional features you might be interested in. These include:

o You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

o You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

o You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

o Under certain circumstances, Cova will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.

These  features may not be suitable for your particular situation.



10. INQUIRIES:

If you need more information, please contact us at:

Cova Life Sales Company
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181
800-523-1661



COVA VARIABLE ANNUITY ACCOUNT FIVE FEE TABLE

The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios.



Owner Transaction Expenses
Withdrawal Charge (see Note 1 below)
     5% of purchase payment withdrawn

Transfer Fee (see Note 2 below)
     No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred.

Contract Maintenance Charge (see Note 3 below)
     $30 per contract per year


Separate Account Annual Expenses
(as a percentage of average account value)
     Mortality and Expense Risk Premium                  1.25%
     Administrative Expense Charge                        .15%
                                                         -----
     TOTAL SEPARATE ACCOUNT                              1.40%
     ANNUAL EXPENSES



Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)



                                                                                    Other Expenses          Total Annual
                                                        Management Fees             (after expense            Portfolio
                                                      (after fee waiver)            reimbursement)            Expenses
------------------------------------------------------------------------------------------------------------------------------------

Russell Insurance Funds*
Managed by Frank Russell
Investment Management Company
       Aggressive Equity                                    .51%                        .74%                    1.25%
       Core Bond                                            .12%                        .68%                     .80%
       Multi-Style Equity                                   .49%                        .43%                     .92%
       Non-U.S.                                               0%                       1.30%                    1.30%
       Real Estate Securities                               .85%                        .30%                    1.15%
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Managed by Conning Asset
Management Company
       Money Market                                         .125%                        .08%                    .205%
------------------------------------------------------------------------------------------------------------------------------------

*The manager of Russell Insurance Funds, Frank Russell Investment Management Company, has contractually agreed to waive, at least until April 30, 2000, a portion of the management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed the amounts set forth above under "Total Annual Portfolio Expenses" and to reimburse the Fund for all remaining expenses, after fee waivers which exceed the amount set forth above for each Fund under "Total Annual Portfolio Expenses". Absent such waiver and reimbursement, the management fees and total operating expenses would be .78% and 1.21% for the Multi-Style Equity Fund; .95% and 1.67% for the Aggressive Equity Fund; .95% and 2.37% for the Non-U.S. Fund; .60% and 1.28% for the Core Bond Fund and ___% and ___% for the Real Estate Securities Fund.


Examples
The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

For purposes of the examples, the assumed average contract size is $30,000.

You would pay the following expenses on a $1,000 investment, assuming a
5% annual return on assets:      (a)   if you surrender the contract at the end of each time period;
                                 (b)   if you do not surrender the contract or if you apply the contract value to an annuity option.

                                                                          Time Periods
                                                  1 year           3 years          5 years          10 years
------------------------------------------------------------------------------------------------------------------------------------

Russell Insurance Funds
Managed by Frank Russell
Investment Management Company


       Aggressive Equity                          (a)$  77.80     (a) $130.14       (a)  $189.89     (a) $305.57
                                                  (b)$  27.80     (b) $ 85.14       (b)  $144.89     (b) $305.57
       Core Bond                                  (a)$  73.30     (a) $116.65       (a)  $167.47     (a) $261.20
                                                  (b)$  23.30     (b) $ 71.65       (b)  $122.47     (b) $261.20
       Multi-Style Equity                         (a)$  74.50     (a) $120.27       (a)  $173.50     (a) $273.25
                                                  (b)$  24.50     (b) $ 75.27       (b)  $128.50     (b) $273.25
       Non-U.S.                                   (a)$  78.30     (a) $131.62       (a)  $192.35     (a) $310.37
                                                  (b)$  28.30     (b) $ 86.62       (b)  $147.35     (b) $310.37
       Real Estate Securities                     (a)$  76.80     (a) $127.16       (a)  $184.95     (a) $295.90
                                                  (b)$  26.80     (b) $ 82.16       (b)  $139.95     (b) $295.90
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Managed by Conning Asset
Management Company
       Money Market                               (a)$  67.31     (a) $  98.54      (a)  $137.02     (a) $199.08
                                                  (b)$  17.31     (b) $  53.54      (b) $  92.02     (b) $199.08
------------------------------------------------------------------------------------------------------------------------------------

Explanation of Fee Table

1. The withdrawal charge is 5% of the purchase payments you withdraw. After Cova has had a purchase payment for 5 years, there is no charge by Cova for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from Cova.

2. Cova will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is for the Dollar Cost Averaging, Automatic Rebalancing or Approved Asset Allocation Programs.

3.   During  the  accumulation   phase,   Cova  will  not  charge  the  contract
     maintenance charge if the value of your contract is $50,000 or more, although, if you make a complete withdrawal, Cova will charge the contract maintenance charge.

4. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

There is an accumulation unit value history (condensed financial information) contained in Appendix A.

1.   THE ANNUITY CONTRACT

This Prospectus  describes the Fixed and Variable  Annuity  Contract  offered by
Cova.

An annuity is a contract between you, the owner, and an insurance company (in this case Cova), where the insurance company promises to pay an income to you, in the form of annuity payments, beginning on a designated date that is at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among 6 investment portfolios, and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Cova. Cova guarantees that the interest rate credited to the fixed account will not be less than 3% per year. If you select the fixed account, your money will be placed with the other general assets of Cova. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all rights under the contract. You can change the owner at any time by notifying Cova in writing. You and your spouse can be named joint owners. We have described more information on this under "Other Information."

2.   ANNUITY PAYMENTS (THE INCOME PHASE)

Annuity Date

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract.

Annuity Payments

You will receive annuity payments during the income phase. In general, annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later (this requirement may differ slightly for special programs). The annuitant is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

o    fixed account,
o    the investment portfolio(s), or
o    a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the 3% assumed investment rate used in the annuity table for the contract, and

3)   the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment rate, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment. In that case, Cova may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month. Cova has the right to change the frequency of payments so that your annuity payments are at least $100.

Annuity Options

You can choose among income plans. We call those annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any annuity option acceptable to Cova. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments.

Option 2. Life Annuity With 5, 10 or 20 Years Guaranteed. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 662/3% or 50% of the amount that we would have paid if both were alive.

3.   PURCHASE

Purchase Payments

A purchase payment is the money you give us to invest in the contract. The minimum we will accept is $5,000 when the contract is purchased as a non-qualified contract. If you are purchasing the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000. The maximum purchase payment we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more to either type of contract.

Allocation of Purchase Payments

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or one or more of the investment portfolios you have selected. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

Free Look

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or, in the state of California, within 30 days if you are 60 years or older when we issue the contract). When you cancel the contract within this time period, Cova will not assess a withdrawal charge.
You will receive back whatever your contract is worth on the day we receive your request. If you have purchased the contract as an IRA, we are required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required). If that is the case, we reserve the right to put your purchase payment in the Money Market Fund for 15 days before we allocate your first purchase payment to the investment portfolio(s) you have selected. In such case, we will refund the greater of purchase payments (less withdrawals) or contract value. Currently, Cova directly allocates your purchase payment to the investment portfolios and/or fixed account you select.

Accumulation Units

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every day we determine the value of an accumulation unit for each of the investment portfolios. We do this by:

1. determining the total amount of money invested in the particular investment portfolio;

2. subtracting from that amount any insurance charges and any other charges such as taxes we have deducted; and

3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

Example:
   On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Multi-Style Equity Fund. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Multi-Style Equity Fund is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Multi-Style Equity Fund.



4.   INVESTMENT OPTIONS

The Contract offers 6 investment portfolios which are listed below. Additional investment portfolios may be available in the future.

You should read the prospectuses for these funds carefully before investing. Copies of these prospectuses are attached to this prospectus.

Russell Insurance Funds

Russell Insurance Funds is managed by Frank Russell Investment Management Company. Russell Insurance Funds is a mutual fund with five portfolios, each with its own investment objective. The following portfolios are available under the contract:

 Aggressive Equity Fund
  Core Bond Fund
  Multi-Style Equity Fund
  Non-U.S. Fund
  Real Estate Securities Fund


General American Capital Company

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

  Money Market Fund

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Cova. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

Cova may enter into certain  arrangements  under which it is  reimbursed  by the
investment   portfolios'  advisers,   distributors  and/or  affiliates  for  the
administrative services which it provides to the portfolios.

Transfers

You can transfer money among the fixed account and the investment portfolios.

Cova has reserved the right during the year to terminate or modify the transfer provisions described below.

Telephone Transfers. You and/or your registered representative on your behalf, can make transfers by telephone. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless Cova is instructed otherwise, Cova will accept instructions from either you or the other owner. Cova will use reasonable procedures to confirm that instructions given us by telephone are genuine. If Cova fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Cova tape records all telephone instructions.

Transfers during the Accumulation Phase. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

1. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

2.   Your request for transfer must clearly state how much the transfer is for.

3.   You cannot make any transfers within 7 calendar days of the annuity date.

Transfers during the Income Phase. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

Cova reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. There is no additional charge for participating in the Dollar Cost Averaging Program.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. Cova may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.

Automatic Rebalancing Program

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

Example:
   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Core Bond Fund and 60% to be in the Multi-Style Equity Fund. Over the next 21/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Core Bond Fund now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Cova will sell some of your units in the Core Bond Fund to bring its value back to 40% and use the money to buy more units in the Multi-Style Equity Fund to increase those holdings to 60%.

Approved Asset Allocation Programs

Cova recognizes the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contracts. Certain providers of these types of services have agreed to provide such services to owners in accordance with Cova's administrative rules regarding such programs.

Cova has made no independent investigation of these programs. Cova has only established that these programs are compatible with our administrative systems and rules. Approved asset allocation programs are only available during the accumulation phase. Currently, Cova does not charge for participating in an approved asset allocation program.

Even though Cova permits the use of approved asset allocation programs, the contract was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the investment portfolios, and when Cova becomes aware of such disruptive practices, we may modify the transfer provisions of the contract.

If you participate in an Approved Asset Allocation Program, the transfers made under the program are not taken into account in determining any transfer fee.

Voting Rights

Cova is the legal owner of the investment portfolio shares. However, Cova believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Cova owns on its own behalf. Should Cova determine that it is no longer required to comply with the above, we will vote the shares in our own right.

Substitution

Cova may be required to substitute one of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.

5.   EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

Insurance Charges

Each day, Cova makes a deduction for its insurance charges. Cova does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:

1)   the mortality and expense risk premium, and

2)   the administrative expense charge.

Mortality and Expense Risk Premium. This charge is equal, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge is for the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then Cova will bear the loss. Cova does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. Cova may use any profits it makes from this charge to pay for the costs of distributing the contract.

Administrative Expense Charge. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge, together with the contract maintenance charge (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. Cova does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, Cova will bear the loss.

Contract Maintenance Charge

During the accumulation phase, every year on the anniversary of the date when your contract was issued, Cova deducts $30 from your contract as a contract maintenance charge. This charge is for administrative expenses (see above). This charge cannot be increased.

Cova will not deduct this charge during the accumulation phase, if when the deduction is to be made, the value of your contract is $50,000 or more. Cova may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.


Withdrawal Charge

During the accumulation phase, you can make withdrawals from your contract. Cova keeps track of each purchase payment. Once a year after the first year (and once a year during the first year for purposes of payment of charitable remainder trust administration fees), you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal the value of your contract is $5,000 or more. Withdrawals for purposes of charitable remainder trust administration fees are included in the 10% free withdrawal amount. Otherwise, the charge is 5% of each purchase payment you take out, unless the payment was made more than 5 years ago. After Cova has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. Cova does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.

o    10% of purchase payments free.

o Remaining purchase payments that are over 5 years old and not subject to a withdrawal charge.

o    Earnings in the contract free.

o Remaining purchase payments that are less than 5 years old and not subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

Cova does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE: For tax purposes, earnings are considered to come out first.

Reduction or Elimination of the Withdrawal Charge

General

Cova will reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with Cova. Cova will not deduct a withdrawal charge under a contract issued to an officer, director or employee of Cova or any of its affiliates.

Nursing Home Waiver

After you have owned the contract for one year, if you, or your joint owner, become confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, Cova will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract if you want to take advantage of this provision (confinement must begin after the first contract anniversary). This is called the Nursing Home Waiver.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Cova is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is Cova's current practice to not charge anyone for these taxes until annuity payments begin. Cova may some time in the future discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 4%, depending on the state.

Transfer Fee

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred whichever is less.

If the transfer is part of the Dollar Cost Averaging Program, the Automatic Rebalancing Program or an Approved Asset Allocation Program, it will not count in determining the transfer fee.


Income Taxes

Cova will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.

Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the attached fund prospectuses.

6.   TAXES

NOTE: Cova has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Cova has included an additional discussion regarding taxes in the Statement of Additional Information.

Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans.

Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty.
They include any amounts:

(1)  paid on or after the taxpayer reaches age 59 1/2;

(2)  paid after you die;

(3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)  paid under an immediate annuity; or

(6)  which come from purchase payments made prior to August 14, 1982.


Withdrawals - Qualified Contracts

The above information describing the taxation of non-qualified contracts does not apply to qualified contracts. There are special rules that govern with respect to qualified contracts. We have provided a more complete discussion in the Statement of Additional Information.

Withdrawals - Tax-Sheltered Annuities

The Code limits the withdrawal of amounts attributable to purchase payments under a salary reduction agreement made by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

(1)  reaches age 59 1/2;

(2)  leaves his/her job;

(3)  dies;

(4)  becomes disabled (as that term is defined in the Code); or

(5)  in the case of hardship.

However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Cova believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Cova would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the shares of the investment portfolios.

Due to the uncertainty in this area, Cova reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

7.   ACCESS TO YOUR MONEY

You can have access to the money in your contract:

(1)  by making a withdrawal (either a partial or a complete withdrawal);

(2)  by electing to receive annuity payments; or

(3) when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value of the contract. The withdrawal value of the contract is the value of the contract at the end of the business day when Cova receives a written request for a withdrawal:

o    less any applicable withdrawal charge,

o    less any premium tax, and

o    less any contract maintenance charge.

Unless you instruct Cova otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500. Cova requires that after a partial withdrawal is made you keep at least $500 in any selected investment portfolio.

There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the Statement of Additional Information.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.


Systematic Withdrawal Program

You may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. Cova does not have any charge for this program, but reserves the right to charge in the future. If you use this program, you may not also make a single 10% free withdrawal. For a discussion of the withdrawal charge and the 10% free withdrawal, see "Expenses."

Income taxes, tax penalties and certain restrictions may apply to Systematic Withdrawals.


Suspension of Payments or Transfers

Cova may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3.   an  emergency  exists  as a  result  of which  disposal  of  shares  of the
     investment  portfolios  is  not  reasonably   practicable  or  Cova  cannot
     reasonably value the shares of the investment portfolios;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

Cova has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

8.   PERFORMANCE

Cova periodically advertises performance of the various investment portfolios. Cova will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the expenses of the investment portfolio. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge, withdrawal charges and the expenses of the investment portfolio.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

Cova may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

The Appendix contains performance information that you may find informative. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and results shown are not necessarily representative of future results.

9.   DEATH BENEFIT

Upon Your Death

If you die before annuity payments begin, Cova will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.

Beginning May 1, 1999, at the time you buy the contract, you will receive Death Benefit Option A. If you purchased your contract before May 1, 1999, you received Death Benefit Option C. For these contracts (i.e., contracts purchased prior to May 1, 1999), effective beginning with your next contract anniversary on or after July 1, 1999, your death benefit will automatically be enhanced to Death Benefit Option B.

The death benefits are described below. The amount of death benefit depends on how old you or your joint owner is. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

DEATH BENEFIT OPTION A:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any contract anniversary while the owner, or a joint owner is living, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any prior contract anniversary on or before your or your joint owner's 80th birthday, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

DEATH BENEFIT OPTION B:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values of your contract resulting from taking the contract value on any contract anniversary on or after July 1, 1999 while the owner, or a joint owner is living, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values of your contract resulting from taking the contract value on any prior contract anniversary on or after July 1, 1999 and on or before your or your joint owner's 80th birthday, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

DEATH BENEFIT OPTION C:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values resulting from taking the contract value on any five (5) year contract anniversary prior to the date of your death or the joint owner's death, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values resulting from taking the contract value on any prior five (5) year contract anniversary on or before your or the joint owner's 80th birthday, plus any purchase payments you made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) made after that contract anniversary.

Check your contract and applicable endorsement for your death benefit.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

Payment under an annuity option may only be elected during the 60 day period beginning with the date Cova receives proof of death. If Cova does not receive an election during such time, it will make a single sum payment to the beneficiary at the end of the 60 day period.

Death of Annuitant

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.


10.  OTHER INFORMATION


Cova

Cova Financial Life Insurance Company ("Cova") was originally incorporated on September 6, 1972 as Industrial Indemnity Life Insurance Company, a California corporation and changed its name to Xerox Financial Life Insurance Company in 1986. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased Cova which on that date changed its name to Cova Financial Life Insurance Company.

Cova is presently licensed to do business in the state of California.

On August 26, 1999, it was announced that The Metropolitan Life Insurance Company would purchase General American Life Insurance Company, the parent company of Cova. Metropolitan Life is one of the country's oldest and most financially sound life insurance organizations.


Year 2000

Cova has developed and initiated plans to assure that its computer systems will function properly in the year 2000 and later years. These efforts have included receiving assurances from outside service providers that their computer systems will also function properly in this context. Included within these plans are the computer systems of the advisers and sub-advisers of the various investment portfolios underlying the Separate Account.

The total cost of implementing these plans is not expected to have a material effect on Cova's financial position or results of operations. Cova believes that it has taken all reasonable steps to address these potential problems. There can be no guarantee, however, that the steps taken will be adequate to avoid any adverse impact.

The Separate Account

Cova has established a separate account, Cova Variable Annuity Account Five (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of Cova adopted a resolution to establish the Separate Account under California insurance law on March 24, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

The assets of the Separate Account are held in Cova's name on behalf of the Separate Account and legally belong to Cova. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business Cova may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts Cova may issue.

Distributor

Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the contracts. Life Sales is an affiliate of Cova.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 5.75% of purchase payments but, under certain circumstances, may be paid an additional .5% commission. Sometimes, Cova enters into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses, in addition to the standard commissions.

Ownership

Owner. You as the owner of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable.

Joint Owner. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner. Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

Assignment

You can assign the contract at any time during your lifetime. Cova will not be bound by the assignment until it receives the written notice of the assignment. Cova will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. An assignment may be a taxable event.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Financial Statements

The consolidated financial statements of Cova and the Separate Account have been included in the Statement of Additional Information.

Table of Contents of the Statement of Additional Information
     Company
     Experts
     Legal Opinions
     Distribution
     Calculation of Performance Information
     Federal Tax Status
     Annuity Provisions
     Financial Statements


APPENDIX A
Condensed Financial Information

Accumulation Unit Value History

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial
Statements.  This  information  should be read in conjunction  with the Separate
Account's Financial Statements and related notes which are included in the Statement of Additional Information.

                                                                                                   Year or   Year or     Year or
                                                                                                    Period    Period      Period
                                                                  Period Ended                       Ended     Ended       Ended
                                                                  6/30/99                          12/31/98  12/31/97    12/31/96
------------------------------------------------------------------------------------------------------------------------------------
Russell Insurance Funds

Aggressive Equity Sub-Account
     Beginning of Period                                          $10.00                            $10.00         *         *
     End of Period                                                 10.03                             10.00
     Number of Accum. Units
       Outstanding                                                30,679                             8,651
------------------------------------------------------------------------------------------------------------------------------------
Core Bond Sub-Account
     Beginning of Period                                          $10.63                            $10.00         *         *
     End of Period                                                 10.44                             10.63
     Number of Accum. Units
       Outstanding                                                170,243                            61,498

------------------------------------------------------------------------------------------------------------------------------------

Multi-Style Equity Sub-Account
     Beginning of Period                                          $12.74                            $10.00         *         *
     End of Period                                                 14.19                             12.74
     Number of Accum. Units
       Outstanding                                               140,966                             48,388
------------------------------------------------------------------------------------------------------------------------------------

Non-U.S. Sub-Account
     Beginning of Period                                          $11.18                           $10.00         *         *
     End of Period                                                 11.89                            11.18
     Number of Accum. Units
       Outstanding                                                66,742                           18,259
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Money Market Sub-Account
     Beginning of Period                                          $11.11                            $10.67       $10.63     *
     End of Period                                                 11.30                             11.11        10.67
     Number of Accum. Units
       Outstanding                                               128,072                            129,569      14,091
------------------------------------------------------------------------------------------------------------------------------------

* The accumulation unit values shown above for the beginning of the period for the Multi-Style Equity, Aggressive Equity, Non-U.S., Core Bond and Money Market sub-accounts reflect the dates these investment portfolios were first offered for sale through the Separate Account (December 31, 1997 for the Multi-Style Equity, Aggressive Equity, Non-U.S. and Core Bond sub-accounts and December 4, 1997 for the Money Market sub-account.)



APPENDIX B
PERFORMANCE INFORMATION




Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended June 30, 1999. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after June 30, 1999 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

The portfolios listed below began operations before June 30, 1999. As a result, performance information is available for the accumulation unit values investing in these portfolios.

o Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column B presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of the portfolio.

Total Return for the periods ended 6/30/99:
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         Accumulation Unit Performance
                                                                              Column A                           Column B
                                                                           (reflects all                  (reflects insurance
                                                                            charges and                         charges and
                                                                         portfolio expenses)                portfolio expenses)

------------------------------------------------------------------------------------------------------------------------------------

                                      Separate Account
                                      Inception Date                                  since                             since
Portfolio                             in Portfolio                      1 yr          inception            1 yr         inception
------------------------------------------------------------------------------------------------------------------------------------


Russell Insurance Funds
   Aggressive Equity                  12/31/97                        (10.57)%       (2.94)%              (5.98)%         0.22%
   Core Bond                          12/31/97                         (3.78)%       (0.21)%               0.82%          2.92%
   Multi-Style Equity                 12/31/97                          13.67%       23.47%               18.29%         26.34%
   Non-U.S.                           12/31/97                           1.12%        9.24%                5.73%         12.25%
General American
Capital Company
   Money Market                       12/4/97                          (0.86)%        1.00%                3.75%          3.96%
------------------------------------------------------------------------------------------------------------------------------------

Appendix - Performance Information (continued)

PART 2 - HISTORICAL FUND PERFORMANCE

The contracts are relatively new and therefore have no meaningful performance history. However, the portfolios of Russell Insurance Funds and the Money Market
Fund of General American Capital Company have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance was developed. The information is based upon the historical experience of the portfolios and is for the periods shown.

The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column C presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio.

Total Return for the periods ended 6/30/99:
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         Accumulation Unit Performance
                                                                                  Column B                       Column C
                                                                                (reflects all             (reflects insurance
                                              Portfolio Performance             charges and                     charges and
                                                    Column A                 portfolio expenses)            portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------


                                Portfolio                   10 yrs or                      10 yrs or                      10 yrs or
                                Inception                   since                          since                          since
Portfolio                       Date        1 yr   5 yrs    inception     1 yr     5 yrs   inception     1 yr     5 yrs   inception
------------------------------------------------------------------------------------------------------------------------------------

Russell Insurance Funds



   Aggressive Equity            1/2/97   (4.64)%    - -      13.76%     (10.57)%    - -       7.76%     (5.98)%    - -     12.36%

   Core Bond                    1/2/97     2.24%    - -       6.34%      (3.78)%     - -      0.34%       0.82%     - -      4.94%

   Multi-Style Equity           1/2/97    19.96%    - -      28.18%       13.67%     - -     22.18%      18.29%     - -     26.78%

   Non-U.S.                     1/2/97     7.23%    - -       8.05%        1.12%     - -      2.05%       5.73%     - -      6.65%


------------------------------------------------------------------------------------------------------------------------------------

General American
Capital Company

   Money Market                 10/1/87    5.21%    5.54%     5.53%      (0.86)%   4.04%      4.03%       3.75%    4.14%     4.13%
------------------------------------------------------------------------------------------------------------------------------------







------------------------------
------------------------------
------------------------------




                         Cova Financial Life
                           Insurance Company
                         Attn: Variable Products
                         One Tower Lane
                         Suite 3000
                         Oakbrook Terrace, Illinois  60181-4644



Please send me, at no charge, the Statement of Additional Information dated November __, 1999, for the annuity contract issued by Cova.


               (Please print or type and fill in all information)




--------------------------------------------------------------------------------
Name




--------------------------------------------------------------------------------
Address




--------------------------------------------------------------------------------
City                               State                    Zip Code


CC-3044 (11/99)                                                          RUSS-CA













                                      COVA
                     Cova Financial Life Insurance Company




                         Marketing and Executive Office
                           One Tower Lane, Suite 3000
                        Oakbrook Terrace, IL 60181-4644
                                  800-523-1661




                             Annuity Service Office
                                 P.O. Box 10366
                              Des Moines, IA 50306
                                  800-343-8496









CC-3003 (5/99)     Policy Form Series XLCC-648, XLCC-833       21-RUSS-CA (5/99)


                               PART A - VERSION C



The Fixed
And Variable Annuity

issued by

COVA VARIABLE ANNUITY
ACCOUNT FIVE

and

COVA FINANCIAL
LIFE INSURANCE COMPANY


This prospectus describes the Fixed and Variable Annuity Contract offered by Cova Financial Life Insurance Company (Cova).

The annuity contract has 51 investment choices - a fixed account which offers an interest rate which is guaranteed by Cova, and 50 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios (except as noted). CURRENTLY, IF YOU ARE NOT PARTICIPATING IN AN ASSET ALLOCATION PROGRAM, YOU CAN ONLY INVEST IN 15 INVESTMENT PORTFOLIOS AT ANY ONE TIME.


AIM Variable Insurance Funds, Inc.:

     Managed by A I M Advisors, Inc.
         AIM V.I. Capital Appreciation Fund
         AIM V.I. International Equity Fund
         AIM V.I. Value Fund


Alliance Variable Products Series Fund, Inc.:

     Managed by Alliance Capital
     Management L.P.
         Premier Growth Portfolio
         Real Estate Investment Portfolio

American Century Variable Portfolios, Inc.

    Managed by American Century Investment
    Management, Inc.
         VP Income & Growth Fund
         VP International Fund
         VP Value Fund

Cova Series Trust:

     Managed by J.P. Morgan
     Investment Management Inc.
         International Equity Portfolio
         Large Cap Stock Portfolio
         Quality Bond Portfolio
         Select Equity Portfolio
         Small Cap Stock Portfolio

     Managed by Lord, Abbett & Co.
         Bond Debenture Portfolio (a "high yield" portfolio under
           California insurance regulations)
         Developing Growth Portfolio
         Large Cap Research Portfolio
         Lord Abbett Growth and Income Portfolio
         Mid-Cap Value Portfolio

Dreyfus Stock Index Fund

     Managed by The Dreyfus Corporation
     (Index Fund Manager: Mellon Equity Associates)

Dreyfus Variable Investment Fund

     Managed by The Dreyfus Corporation
         Dreyfus VIF - Capital Appreciation Portfolio
         Dreyfus VIF - Disciplined Stock Portfolio


General American Capital Company:

     Managed by Conning Asset
     Management Company
         Money Market Fund


Goldman Sachs Variable Insurance Trust:

     Managed by Goldman Sachs
     Asset Management
         Goldman Sachs Growth and Income Fund

     Managed by Goldman Sachs
     Asset Management International

         Goldman Sachs Global Income Fund
         Goldman Sachs International Equity Fund

INVESCO Variable Investment Funds, Inc.

     Managed by INVESCO Funds Group, Inc.
         INVESCO VIF - Dynamics Fund
         INVESCO VIF - High Yield Fund

Kemper Variable Series:

     Managed by Scudder Kemper
     Investments, Inc.
         Kemper Government Securities Portfolio
         Kemper Small Cap Growth Portfolio
         Kemper Small Cap Value Portfolio

Scudder Variable Life Investment Fund

     Managed by Scudder Kemper Investments, Inc.
         International Portfolio

Liberty Variable Investment Trust:

     Managed by Newport Fund
     Management Inc.
         Newport Tiger Fund, Variable Series


MFS Variable Insurance Trust:

     Managed by Massachusetts
     Financial Services Company
         MFS Emerging Growth Series
         MFS Global Governments Series
            (formerly MFS World Governments)
         MFS Growth With Income Series
         MFS High Income Series
         MFS Research Series


PIMCO Variable Insurance Trust

     Managed by Pacific Investment
     Management Company
         PIMCO High Yield Bond Portfolio
         PIMCO Low Duration Bond Portfolio
         PIMCO StocksPLUS Growth and
          Income Portfolio
         PIMCO Total Return Bond Portfolio

Putnam Variable Trust:

     Managed by Putnam Investment
     Management, Inc.
         Putnam VT Growth and Income Fund Class IA Shares
         Putnam VT International Growth Fund Class IA Shares
         Putnam VT International New
           Opportunities Fund Class IA Shares
         Putnam VT New Value Fund Class IA Shares
         Putnam VT Vista Fund - Class IA Shares


Templeton Variable Products Series Fund:

     Managed by Franklin Advisers, Inc.
         Franklin Small Cap Investments Fund, Class 1 Shares

     Managed by Franklin Mutual Advisers, LLC
         Mutual Shares Investments Fund, Class 1 Shares

     Managed by Templeton Asset
     Management Ltd.
         Templeton Developing Markets Fund, Class 1 Shares

     Managed by Templeton Investment
     Counsel, Inc.
         Templeton International Fund, Class 1 Shares


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Cova Fixed and Variable Annuity Contract.

To learn more about the Cova Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated November ___, 1999. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally   a  part  of  the   prospectus.   The   SEC   maintains
a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at (800)523-1661 or write us at: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

The Contracts:

o    are not bank deposits
o    are not federally insured
o    are not endorsed by any bank or government agency
o    are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

November ___, 1999




TABLE OF CONTENTS                                         Page

  INDEX OF SPECIAL TERMS                                     3

  SUMMARY                                                    4

  Fee Table                                                  6

  Examples                                                  11

  1. THE ANNUITY CONTRACT                                   14

  2. ANNUITY PAYMENTS (THE INCOME PHASE)                    14
     Annuity Date                                           14
     Annuity Payments                                       14
     Annuity Options                                        14

  3. PURCHASE                                               15
     Purchase Payments                                      15
     Allocation of Purchase Payments                        15
     Free Look                                              15
     Accumulation Units                                     15

  4. INVESTMENT OPTIONS                                     16
     AIM Variable Insurance Funds, Inc.                     16
     Alliance Variable Products Series Fund, Inc.           16
     American Century Variable Portfolios, Inc.
     Cova Series Trust                                      16
     Dreyfus Stock Index Fund
     Dreyfus Variable Investment Fund
     General American Capital Company                       16
     Goldman Sachs Variable Insurance Trust                 16
     INVESCO Variable Investment Funds, Inc.
     Kemper Variable Series                                 16
     Scudder Variable Life Investment Fund
     Liberty Variable Investment Trust                      16
     MFS Variable Insurance Trust                           17
     PIMCO Variable Insurance Trust
     Putnam Variable Trust                                  17
     Templeton Variable Products Series Fund                17
     Transfers                                              17
     Dollar Cost Averaging Program                          18
     Automatic Rebalancing Program                          18
     Approved Asset Allocation Programs                     18
     Voting Rights                                          18
     Substitution                                           18

  5. EXPENSES                                               19
     Insurance Charges                                      19
     Contract Maintenance Charge                            19
     Withdrawal Charge                                      19
     Reduction or Elimination of the Withdrawal Charge      19
     Premium Taxes                                          20
     Transfer Fee                                           20
     Income Taxes                                           20
     Investment Portfolio Expenses                          20

  6. TAXES                                                  20
     Annuity Contracts in General                           20
     Qualified and Non-Qualified Contracts                  20
     Withdrawals - Non-Qualified Contracts                  21
     Withdrawals - Qualified Contracts                      21
     Withdrawals - Tax-Sheltered Annuities                  21
     Diversification                                        21


  7. ACCESS TO YOUR MONEY                                   21
     Systematic Withdrawal Program                          22
     Suspension of Payments or Transfers                    22

  8. PERFORMANCE                                            22

  9. DEATH BENEFIT                                          22
     Upon Your Death                                        22
     Death of Annuitant                                     23

10. OTHER INFORMATION                                       24
     Cova                                                   24
     Year 2000                                              24
     The Separate Account                                   24
     Distributor                                            24
     Ownership                                              24
     Beneficiary                                            24
     Assignment                                             24
     Financial Statements                                   24

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION                                      24

APPENDIX A
Condensed Financial Information                            A-1

APPENDIX B                                                 B-1

APPENDIX C
Performance Information                                    C-1

INDEX OF SPECIAL TERMS
We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable and need an explanation. We have identified the following as some of these words or terms. They are identified in the text in italic and the page that is indicated here is where we believe you will find the best explanation for the word or term.
                                                          Page

Accumulation Phase                                          14
Accumulation Unit                                           15
Annuitant                                                   14
Annuity Date                                                14
Annuity Options                                             14
Annuity Payments                                            14
Annuity Unit                                                15
Beneficiary                                                 24
Fixed Account                                               14
Income Phase                                                14
Investment Portfolios                                       16
Joint Owner                                                 24
Non-Qualified                                               20
Owner                                                       24
Purchase Payment                                            15
Qualified                                                   20
Tax Deferral                                                20


SUMMARY

The sections in this Summary correspond to sections in this prospectus which discuss the topics in more detail.


1. THE ANNUITY CONTRACT:

The fixed and variable annuity contract offered by Cova is a contract between you, the owner, and Cova, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

This contract offers 50 investment portfolios. These portfolios are designed to offer a potentially better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

The fixed account offers an interest rate that is guaranteed by the insurance company, Cova. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by Cova.

You can put money in up to 15 of the investment portfolios and the fixed account. (If you are participating in an asset allocation program, this limit may not apply.) You can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.



2. ANNUITY PAYMENTS (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.



3. HOW TO PURCHASE THE CONTRACT:

You can buy this contract with $5,000 or more under most circumstances. You can add $500 or more any time you like during the accumulation phase. Your registered representative can help you fill out the proper forms.



4. INVESTMENT OPTIONS:

You can put your money in the investment portfolios which are described herein and in the prospectuses for the funds. Currently, if you are not participating in an asset allocation program, you can only invest in 15 investment portfolios at any one time. The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of these portfolios.



5. EXPENSES:

The contract has insurance features and investment features, and there are costs related to each.

o Each year Cova deducts a $30 contract maintenance charge from your contract. During the accumulation phase, Cova currently waives this charge if the value of your contract is at least $50,000.

o    Cova also  deducts  for its  insurance  charges  which  total  1.40% of the
     average  daily  value  of  your  contract   allocated  to  the   investment
     portfolios.

o If you take your money out, Cova may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. After Cova has had a purchase payment for 5 years, there is no charge by Cova for a withdrawal of that purchase payment.

o When you begin receiving regular income payments from your annuity, Cova will assess a state premium tax charge, if applicable, which ranges from 0%
     - 4% depending upon the state.

o The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.

o There are also investment charges which currently range from .205% to 1.66% of the average daily value of the investment portfolio depending upon the investment portfolio.



6. TAXES:

Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.



7. ACCESS TO YOUR MONEY:

You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from Cova. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, Cova will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.



8. DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.



9. OTHER INFORMATION:

Free Look. If you cancel the contract within 10 days after receiving it (or, in the state of California, within 30 days if you are 60 years or older when we issue the contract) we will send your money back without assessing a withdrawal charge. You will receive whatever your contract is worth on the day we receive your request. This may be more or less than your original payment. If we're required by law to return your original payment, we reserve the right to put your money in the Money Market Fund during the free look period.

No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

Who should purchase the contract? The contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

Additional Features. This contract has additional features you might be interested in. These include:

o You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

o You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

o You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

o Under certain circumstances, Cova will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.

These  features may not be suitable for your particular situation.



10. INQUIRIES:

If you need more information, please contact us at:

Cova Life Sales Company
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181
800-523-1661


COVA VARIABLE ANNUITY ACCOUNT FIVE FEE TABLE
The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios.

Owner Transaction Expenses
Withdrawal Charge (see Note 1 below)
     5% of purchase payment withdrawn

Transfer Fee (see Note 2 below)
     No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred.

Contract Maintenance Charge (see Note 3 below)
     $30 per contract per year

Separate Account Annual Expenses
(as a percentage of average account value)
     Mortality and Expense Risk Premium                  1.25%
     Administrative Expense Charge                        .15%
                                                          ---
     TOTAL SEPARATE ACCOUNT
     ANNUAL EXPENSES                                     1.40%





Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)
                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds, Inc.
Managed by A I M Advisors, Inc.
       A I M V.I. Capital Appreciation Fund                           .62%                    .05%                    .67%
       A I M V.I. International Equity Fund                           .75%                    .16%                    .91%
       A I M V.I. Value Fund                                          .61%                    .05%                    .66%
------------------------------------------------------------------------------------------------------------------------------------

                                                                               Other Expenses after        Total Annual Portfolio
                                                                              (expense reimbursement       Expenses (after expense
                                                            Management            for Real Estate          reimbursement for Real
                                                               Fees            Investment Portfolio)    Estate Investment Portfolio)
------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
Managed by Alliance Capital Management L.P.
       Premier Growth Portfolio*                              1.00%                     .06%                        1.06%
       Real Estate Investment Portfolio**                      .08%                     .87%                         .95%
-----------------------------------------------------------------------------------------------------------------------------------

* The adviser to the Fund discontinued the expense reimbursement with respect to the Premier Growth Portfolio effective May 1, 1998.

** The expenses shown with respect to the Real Estate Investment Portfolio are net of voluntary reimbursements. Expenses have been capped at .95% annually and the adviser to the Fund intends to continue such reimbursements for the foreseeable future. The estimated expenses for the Real Estate Investment Portfolio, before reimbursement, are: .90% management fees and 1.41% for other expenses.

Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)
                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.
Managed by American Century Investment Management, Inc.
       VP Income & Growth Fund                                        .70%                    .0%                     .70%
       VP International Fund                                         1.37%                    .0%                    1.37%
       VP Value Fund                                                 1.00%                    .0%                    1.00%
------------------------------------------------------------------------------------------------------------------------------------


COVA VARIABLE ANNUITY ACCOUNT FIVE FEE TABLE (continued)
                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                                         (after expense          (after expense
                                                                   Management          reimbursement for        reimbursement for
                                                                      Fees           certain Portfolios)(1)  certain Portfolios)(1)
------------------------------------------------------------------------------------------------------------------------------------

Cova Series Trust
Managed by J.P. Morgan Investment Management Inc.
       International Equity Portfolio                                 .80%                    .28%                   1.08%
       Large Cap Stock Portfolio                                      .65%                    .10%                    .75%
       Quality Bond Portfolio                                         .55%                    .10%                    .65%
       Select Equity Portfolio                                        .68%                    .18%                    .86%
       Small Cap Stock Portfolio                                      .85%                    .27%                   1.12%


Managed by Lord, Abbett & Co.
       Bond Debenture Portfolio (a "high yield" portfolio under
         California insurance regulations)                            .75%                    .10%                    .85%
       Developing Growth Portfolio                                    .90%                    .30%                   1.20%
       Large Cap Research Portfolio                                  1.00%                    .30%                   1.30%
       Lord Abbett Growth and Income Portfolio(2)                     .65%                    .07%                    .72%
       Mid-Cap Value Portfolio                                       1.00%                    .30%                   1.30%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Since May 1, 1996, Cova has been reimbursing the investment portfolios of Cova Series Trust for all operating expenses (exclusive of the management fees) in excess of approximately .10%. This reimbursement arrangement for the Select Equity, Small Cap Stock and International Equity Portfolios was discontinued effective May 1, 1999. Therefore, the amounts shown above under "Other Expenses" have been restated to reflect the actual expenses for these Portfolios for the year ended December 31, 1998. Effective May 1, 1999, Cova reimburses the Mid-Cap Value, Large Cap Research and Developing Growth Portfolios for all operating expenses (exclusive of the management fees) in excess of approximately .30% (instead of .10% as had been the case prior to May 1, 1999). This change is reflected above under "Other Expenses" for these three Portfolios. Absent the expense reimbursement, the percentages shown for total annual portfolio expenses for the year ended December 31, 1998 would have been .86% for the Quality Bond Portfolio, .94% for the Large Cap Stock Portfolio, .93% for the Bond Debenture Portfolio, 1.68% for the Mid-Cap Value Portfolio, 1.95% for the Large Cap Research Portfolio and 1.70% for the Developing Growth Portfolio.

(2) Estimated. The Portfolio commenced investment operations on January 8, 1999.

                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                             .25%                    .01%                    .26%
Managed by The Dreyfus Corporation
(Index Fund Manager:  Mellon Equity Associates)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund
Managed by The Dreyfus Corporation
       Dreyfus VIF - Capital Appreciation Portfolio                     .75%                    .06%                    .81%
       Dreyfus VIF - Disciplined Stock Portfolio                        .75%                    .13%                    .88%
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                               Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Managed by Conning Asset Management Company
      Money Market Fund                                               .125%                   .08%                    .205%
-----------------------------------------------------------------------------------------------------------------------------------

COVA VARIABLE ANNUITY ACCOUNT FIVE FEE TABLE (continued)
                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                   Management            (after expense          (after expense
                                                                      Fees               reimbursement)*         reimbursement)*
-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
Managed by Goldman Sachs Asset Management
       Goldman Sachs Growth and Income Fund                           .75%                    .15%                    .90%

Managed by Goldman Sachs Asset Management International
       Goldman Sachs Global Income Fund                               .90%                    .15%                   1.05%
       Goldman Sachs International Equity Fund                       1.00%                    .25%                   1.25%

-----------------------------------------------------------------------------------------------------------------------------------

* The investment advisers to the Goldman Sachs Growth and Income, International Equity and Global Income Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.15%, 0.25% and 0.15% per annum of such Funds' average daily net assets, respectively. The expenses shown include this reimbursement. If not included, the "Other Expenses" and "Total Annual Portfolio Expenses" for the Goldman Sachs Growth and Income, International Equity and Global Income Funds would be 1.94% and 2.69%, 1.97% and 2.97% and 2.40% and 3.30%, respectively. The reductions or limitations may be discontinued or modified by the investment advisers in their discretion at any time.

                                                                                                               Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc.

Managed by INVESCO Funds Group, Inc.
       INVESCO VIF - Dynamics Fund                                    .60%                   .85%                  1.45%
       INVESCO VIF - High Yield Fund                                  .60%                   .47%                  1.07%
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                                  Total Annual
                                                                                    Other Expenses             Portfolio Expenses
                                                                                    (after expense               (after expense
                                                               Management          reimbursement for            reimbursement for
                                                                  Fees        Small Cap Value Portfolio)  Small Cap Value Portfolio)
------------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series
Managed by Scudder Kemper Investments, Inc.
       Kemper Government Securities Portfolio                     .55%                   .11%                         .66%
       Kemper Small Cap Growth Portfolio                          .65%                   .05%                         .70%
       Kemper Small Cap Value Portfolio                           .75%                   .05%*                        .80%
------------------------------------------------------------------------------------------------------------------------------------

* Pursuant to its agreement with Kemper Variable Series, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 1999, to limit their respective fees and to reimburse other operating expenses, in a manner communicated to the Board of the Fund, to the extent necessary to limit total operating expenses of the Kemper Small Cap Value Portfolio to .84%. The amounts set forth in the table above reflect actual expenses for the past fiscal year, which were lower than these expense limits.

                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
------------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund
Managed by Scudder Kemper Investments, Inc.
       International Portfolio                                       .862%                   .184%                 1.046%
------------------------------------------------------------------------------------------------------------------------------------




COVA VARIABLE ANNUITY ACCOUNT FIVE FEE TABLE (continued)
                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
------------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
Managed by Newport Fund Management Inc.
       Newport Tiger Fund, Variable Series                            .90%                    .40%                   1.30%
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                                         (after expense          (after expense
                                                                   Management             reimbursement           reimbursement
                                                                      Fees             for certain Series)     for certain Series)
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (1)
Managed by Massachusetts Financial Services Company

       MFS Emerging Growth Series                                     .75%                    .10%                    .85%
       MFS Global Governments Series (2)                              .75%                    .26%                   1.01%
       MFS Growth With Income Series                                  .75%                    .13%                    .88%
       MFS High Income Series                                         .75%                    .28%                   1.03%
       MFS Research Series                                            .75%                    .11%                    .86%
------------------------------------------------------------------------------------------------------------------------------------

(1) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.

(2) MFS has agreed to bear expenses for the Global Governments Series subject to reimbursement by this series, such that the series' "Other Expenses" shall not exceed 0.25% of the average daily net assets of the series during the current fiscal year. Absent the expense reimbursement, the Total Annual Portfolio Expenses for the year ended December 31, 1998, would have been 1.11% for the MFS Global Governments Series. The payments made by MFS on behalf of the series under this arrangement are subject to reimbursement by the series to MFS, which will be accomplished by the payment of an expense reimbursement fee by the series to MFS computed and paid monthly at a percentage of the series' average daily net assets for its then current fiscal year, with a limitation that immediately after such payment, the series' "Other Expenses" will not exceed the percentage set forth above for this series. The obligation of MFS to bear the series' "Other Expenses" pursuant to this arrangement, and the series' obligation to pay the reimbursement fee to MFS, terminates on the earlier of the date on which payments made by this series equal the prior payment of such reimbursable expenses by MFS or December 31, 2004. MFS may, in its discretion, terminate this arrangement at an earlier date provided that the arrangement will continue for this series until at least May 1, 2000, unless terminated with the consent of the board of trustees which oversees this series.

COVA VARIABLE ANNUITY ACCOUNT FIVE FEE TABLE (continued)


                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses*
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
Managed by Pacific Investment Management Company

       PIMCO High Yield Bond Portfolio                                .50%                    .25%                    .75%
       PIMCO Low Duration Bond Portfolio                              .40%                    .25%**                  .65%
       PIMCO StocksPLUS Growth and Income Portfolio                   .40%                    .25%                    .65%
       PIMCO Total Return Bond Portfolio                              .40%                    .25%                    .65%

*PIMCO, the investment adviser, has agreed to reduce its administrative fee, subject to potential future reimbursements, to the extent that total Portfolio operating expenses would exceed, due to organizational expenses and the payment by the Portfolio of its prorata portion of the Trust's Trustees' fees, 0.65% with respect to the Low Duration Bond, Stocks Plus Growth and Income and Total
Return Bond Portfolios and .075% with respect to the High Yield Bond Portfolio.

**Other Expenses are based on estimates for the current fiscal year.

------------------------------------------------------------------------------------------------------------------------------------


                                                                                                              Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                                         (after expense          (after expense
                                                                   Management           reimbursement for       reimbursement for
                                                                      Fees               one Portfolio)          one Portfolio)
------------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
Managed by Putnam Investment Management, Inc.
       Putnam VT Growth and Income Fund - Class IA Shares                  .46%                    .04%                    .50%
       Putnam VT International Growth Fund - Class IA Shares               .80%                    .27%                   1.07%
       Putnam VT International New Opportunities Fund - Class IA Shares*  1.18%                    .42%                   1.60%
       Putnam VT New Value Fund - Class IA Shares                          .70%                    .11%                    .81%
       Putnam VT Vista Fund - Class IA Shares                              .65%                    .12%                    .77%
------------------------------------------------------------------------------------------------------------------------------------

* The Management Fees and Total Annual Portfolio Expenses reflect an expense limitation. In the absence of the expense limitation, the Management Fees and Total Annual Portfolio Expenses would have been 1.20% and 1.62%, respectively.


                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                                         (after expense          (after expense
                                                                   Management           reimbursement for       reimbursement for
                                                                      Fees               one Portfolio)          one Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Variable Products Series Fund

Managed by Franklin Advisers, Inc.
       Franklin Small Cap Investments Fund,
         Class 1 Shares*                                              .15%                    .85%                   1.00%

Managed by Franklin Mutual Advisers, LLC
  Mutual Shares Investments Fund,
         Class 1 Shares *                                             .00%                   1.00%                    1.00%

Managed by Templeton Asset Management Ltd.
       Templeton Developing Markets Fund,
         Class 1 Shares                                              1.25%                    .41%                    1.66%

Managed by Templeton Investment Counsel, Inc.
       Templeton International Fund,
         Class 1 Shares                                               .69%                    .17%                     .86%

------------------------------------------------------------------------------------------------------------------------------------

* Figures reflect expenses from the Fund's inception on May 1, 1998, which have been annualized for the Management Fees and estimated for Other Expenses. The investment manager agreed in advance to limit management fees and make certain payments to reduce Fund expenses as necessary so that Total Annual Portfolio Expenses did not exceed 1.00% of the Fund's Class 1 net assets in 1998. The investment manager has agreed to continue this arrangement through 1999. Management Fees, Other Expenses and Total Annual Portfolio Expenses in 1998 before any waivers were as follows: 0.75%, 1.00% and 1.75% for the Franklin Small Cap Investments Fund and 0.60%, 2.27% and 2.87% for the Mutual Shares Investments Fund.

Examples

The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.
For purposes of the examples, the assumed average contract size is $30,000.

You would pay the following expenses on a $1,000 investment, assuming a

5% annual return on assets:             (a)   if you surrender the contract at the end of each time period;
                                        (b)   if you do not surrender the contract or if you apply the contract value to an annuity option.

                                                                                            Time Periods

                                                                  1 year            3 years           5 years           10 years
------------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds, Inc.
Managed by A I M Advisors, Inc.
       AIM V.I. Capital Appreciation                               (a)  $71.99      (a) $112.73       (a)  $160.90      (a) $247.97
                                                                   (b)  $21.99      (b) $ 67.73       (b)  $115.90      (b) $247.97
       AIM V.I. International Equity                               (a)  $74.40      (a) $119.97       (a)  $173.00      (a) $272.25
                                                                   (b)  $24.40      (b) $ 74.97       (b)  $128.00      (b) $272.25
       AIM V.I. Value                                              (a)  $71.89      (a) $112.42       (a)  $160.39      (a) $246.95
                                                                   (b)  $21.89      (b) $ 67.42       (b)  $115.39      (b) $246.95
------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
Managed by Alliance Capital Management L.P.
       Premier Growth                                              (a)  $75.90      (a) $124.47       (a)  $180.49      (a) $287.10
                                                                   (b)  $25.90      (b) $ 79.47       (b)  $135.49      (b) $287.10
       Real Estate Investment                                      (a)  $74.80      (a) $121.17       (a)  $175.00      (a) $276.23
                                                                   (b)  $24.80      (b) $ 76.17       (b)  $130.00      (b) $276.23
-----------------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.
Managed by American Century Investment Management, Inc.
        VP Income & Growth                                         (a)  $72.29      (a) $113.63
                                                                   (b)  $22.29      (b) $ 68.63
        VP International                                           (a)  $78.99      (a) $133.70
                                                                   (b)  $28.99      (b) $ 88.70
        VP Value                                                   (a)  $75.30      (a) $122.67
                                                                   (b)  $25.30      (b) $ 77.67
-----------------------------------------------------------------------------------------------------------------------------------

Cova Series Trust
Managed by J.P. Morgan Investment Management Inc.
       International Equity                                        (a)  $76.10      (a) $125.06       (a)  $181.48      (a) $289.07
                                                                   (b)  $26.10      (b) $ 80.06       (b)  $136.48      (b) $289.07
       Large Cap Stock                                             (a)  $72.80      (a) $115.15       (a)  $164.95      (a) $256.13
                                                                   (b)  $22.80      (b) $ 70.15       (b)  $119.95      (b) $256.13
       Quality Bond                                                (a)  $71.79      (a) $112.12       (a)  $159.89      (a) $245.92
                                                                   (b)  $21.79      (b) $ 67.12       (b)  $114.89      (b) $245.92
       Select Equity                                               (a)  $73.90      (a) $118.46       (a)  $170.49      (a) $267.24
                                                                   (b)  $23.90      (b) $ 73.46       (b)  $125.49      (b) $267.24
       Small Cap Stock                                             (a)  $76.50      (a) $126.26       (a)  $183.47      (a) $292.98
                                                                   (b)  $26.50      (b) $ 81.26       (b)  $138.47      (b) $292.98
-----------------------------------------------------------------------------------------------------------------------------------
Managed by Lord, Abbett & Co.
       Bond Debenture                                              (a)  $73.80      (a) $118.16       (a)  $169.99      (a) $266.24
                                                                   (b)  $23.80      (b) $ 73.16       (b)  $124.99      (b) $266.24
       Developing Growth                                           (a)  $77.30      (a) $128.65       (a)  $187.42      (a) $300.75
                                                                   (b)  $27.30      (b) $ 83.65       (b)  $142.42      (b) $300.75
       Large Cap Research                                          (a)  $78.30      (a) $131.62       (a)  $192.35      (a) $310.37
                                                                   (b)  $28.30      (b) $ 86.62       (b)  $147.35      (b) $310.37
       Lord Abbett Growth and Income                               (a)  $72.49      (a) $114.24       (a)  $163.43      (a) $253.08
                                                                   (b)  $22.49      (b) $ 69.24       (b)  $118.43      (b) $253.08
       Mid-Cap Value                                               (a)  $78.30      (a) $131.62       (a)  $192.35      (a) $310.37
                                                                   (b)  $28.30      (b) $ 86.62       (b)  $147.35      (b) $310.37
------------------------------------------------------------------------------------------------------------------------------------

Examples (continued)


                                                                                            Time Periods
                                                                  1 year            3 years           5 years           10 years
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund
Managed by The Dreyfus Corporation (Index Fund
Manager:  Mellon Equity Associates)                                (a)  $67.87      (a)  $100.23
                                                                   (b)  $17.87      (b)  $ 55.23
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund
Managed by The Dreyfus Corporation
        Dreyfus VIF - Capital Appreciation                         (a)  $73.40      (a)  $116.96
                                                                   (b)  $23.40      (b)  $ 71.96
        Dreyfus VIF - Disciplined Stock                            (a)  $74.10      (a)  $119.07
                                                                   (b)  $24.10      (b)  $ 74.07
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Managed by Conning Asset Management Company
       Money Market                                                (a)  $67.31      (a)  $ 98.54     (a)  $137.02       (a) $199.08
                                                                   (b)  $17.31      (b)  $ 53.54     (b) $  92.02       (b) $199.08
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
Managed by Goldman Sachs Asset Management
       Goldman Sachs Growth and Income Fund                        (a)  $74.30      (a)  $119.67      (a)  $172.50      (a) $271.25
                                                                   (b)  $24.30      (b)  $ 74.67      (b)  $127.50      (b) $271.25

Managed by Goldman Sachs Asset Management International
       Goldman Sachs Global Income Fund                            (a)  $75.80      (a)  $124.17      (a)  $179.99      (a) $286.12
                                                                   (b)  $25.80      (b)  $ 79.17      (b)  $134.99      (b) $286.12
       Goldman Sachs International Equity Fund                     (a)  $77.80      (a)  $130.14      (a)  $189.89      (a) $305.57
                                                                   (b)  $27.80      (b)  $ 85.14      (b)  $144.89      (b) $305.57
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
Managed by INVESCO Funds Group, Inc.
       INVESCO VIF - Dynamics                                      (a)  $79.79      (a) $136.07
                                                                   (b)  $29.79      (b) $ 91.07
       INVESCO VIF - High Yield                                    (a)  $76.00      (a) $124.77
                                                                   (b)  $26.00      (b) $ 79.77
-----------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series
Managed by Scudder Kemper Investments, Inc.
       Kemper Government Securities                                (a)  $71.89      (a)  $112.42      (a)  $160.39      (a) $246.95
                                                                   (b)  $21.89      (b)  $ 67.42      (b)  $115.39      (b) $246.95
       Kemper Small Cap Growth                                     (a)  $72.29      (a)  $113.63      (a)  $162.42      (a) $251.04
                                                                   (b)  $22.29      (b)  $ 68.63      (b)  $117.42      (b) $251.04
       Kemper Small Cap Value                                      (a)  $73.70      (a)  $117.86      (a)  $169.49      (a) $265.23
                                                                   (b)  $23.70      (b)  $ 72.86      (b)  $124.49      (b) $265.23
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Life Investment Fund
Managed by Scudder Kemper Investments, Inc.
       International                                               (a)  $75.76      (a)  $124.05
                                                                   (b)  $25.76      (b)  $ 79.05
------------------------------------------------------------------------------------------------------------------------------------
Liberty Variable Investment Trust
Managed by Newport Fund Management Inc.
       Newport Tiger Fund, Variable Series                         (a)  $78.30      (a)  $131.62      (a)  $192.35      (a) $310.37
                                                                   (b)  $28.30      (b)  $ 86.62      (b)  $147.35      (b) $310.37
-----------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust
Managed by Massachusetts Financial Services Company
       MFS Emerging Growth                                         (a)  $73.80      (a)  $118.16      (a)  $169.99      (a) $266.24
                                                                   (b)  $23.80      (b)  $ 73.16      (b)  $124.99      (b) $266.24
       MFS Global Governments                                      (a)  $75.40      (a)  $122.97      (a)  $178.00      (a) $282.18
                                                                   (b)  $25.40      (b)  $ 77.97      (b)  $133.00      (b) $282.18
       MFS Growth With Income                                      (a)  $74.10      (a)  $119.07      (a)  $171.50      (a) $269.25
                                                                   (b)  $24.10      (b)  $ 74.07      (b)  $126.50      (b) $269.25
       MFS High Income                                             (a)  $75.60      (a)  $123.57      (a)  $179.00      (a) $284.15
                                                                   (b)  $25.60      (b)  $ 78.57      (b)  $134.00      (b) $284.15
       MFS Research                                                (a)  $73.90      (a)  $118.46      (a)  $170.49      (b) $267.24
                                                                   (b)  $23.90      (b)  $ 73.46      (b)  $125.49      (b) $267.24
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust
Managed by Pacific Investment Management Company
       PIMCO High Yield Bond                                       (a)  $72.80      (a)  $115.15
                                                                   (b)  $22.80      (b)  $ 70.15
       PIMCO Low Duration Bond                                     (a)  $71.79      (a)  $112.12
                                                                   (b)  $21.79      (b)  $ 67.12
       PIMCO StocksPLUS Growth and Income                          (a)  $71.79      (a)  $112.12
                                                                   (b)  $21.79      (b)  $ 67.12
       PIMCO Total Return Bond                                     (a)  $71.79      (a)  $112.12
                                                                   (b)  $21.79      (b)  $ 67.12
------------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
Managed by Putnam Investment Management, Inc.
       Putnam VT Growth and Income - Class IA Shares               (a)  $70.29      (a)  $107.56      (a)  $152.24      (a) $230.39
                                                                   (b)  $20.29      (b)  $ 62.56      (b)  $107.24      (b) $230.39
       Putnam VT International Growth - Class IA Shares            (a)  $76.00      (a)  $124.77      (a)  $180.99      (a) $288.08
                                                                   (b)  $26.00      (b)  $ 79.77      (b)  $135.99      (b) $288.08
       Putnam VT International New Opportunities - Class IA Shares (a)  $81.28      (a)  $140.49      (a)  $206.96      (a) $338.60
                                                                   (b)  $31.28      (b)  $ 95.49      (b)  $161.96      (b) $338.60
       Putnam VT New Value - Class IA Shares                       (a)  $73.40      (a)  $116.96      (a)  $167.98      (a) $262.21
                                                                   (b)  $23.40      (b)  $ 71.96      (b)  $122.98      (b) $262.21
       Putnam VT Vista - Class IA Shares                           (a)  $73.00      (a)  $115.75      (a)  $165.96      (a) $258.16
                                                                   (b)  $23.00      (b)  $ 70.75      (b)  $120.96      (b) $258.16
------------------------------------------------------------------------------------------------------------------------------------

Templeton  Variable  Products  Series Fund,  Class 1 Shares
Managed by Franklin Advisers, Inc.
       Franklin Small Cap Investments                              (a)  $75.30      (a)  $122.67
                                                                   (b)  $25.30      (b)  $ 77.67
Managed by Franklin Mutual Advisers, LLC
       Mutual Shares Investments                                   (a)  $75.30      (a)  $122.67      (a)  $177.50      (a) $281.19
                                                                   (b)  $25.30      (b)  $ 77.67      (b)  $132.50      (b) $281.19

Managed by Templeton Asset Management Ltd.
       Templeton Developing Markets                                (a)  $81.88      (a)  $142.26      (a)  $209.86      (a) $344.13
                                                                   (b)  $31.88      (b)  $ 97.26      (b)  $164.86      (b) $344.13
Managed by Templeton Investment Counsel, Inc.
       Templeton International                                     (a)  $73.90      (a)  $118.46      (a)  $170.49      (a) $267.24
                                                                   (b)  $23.90      (b)  $ 73.46      (b)  $125.49      (b) $267.24
-----------------------------------------------------------------------------------------------------------------------------------

Explanation of Fee Table

1. The withdrawal charge is 5% of the purchase payments you withdraw. After Cova has had a purchase payment for 5 years, there is no charge by Cova for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from Cova.

2. Cova will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is for the Dollar Cost Averaging, Automatic Rebalancing or Approved Asset Allocation Programs.

3.   During  the  accumulation   phase,   Cova  will  not  charge  the  contract
     maintenance charge if the value of your contract is $50,000 or more, although, if you make a complete withdrawal, Cova will charge the contract maintenance charge.

4. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

     There is an accumulation unit value history (Condensed Financial Information)contained in Appendix A.

1.   THE ANNUITY CONTRACT

This Prospectus  describes the Fixed and Variable  Annuity  Contract  offered by
Cova.

An annuity is a contract between you, the owner, and an insurance company (in this case Cova), where the insurance company promises to pay an income to you, in the form of annuity payments, beginning on a designated date that is at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Cova. Cova guarantees that the interest rate credited to the fixed account will not be less than 3% per year. If you select the fixed account, your money will be placed with the other general assets of Cova. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying Cova in writing. You and your spouse can be named joint owners. We have described more information on this under "Other Information."

2.   ANNUITY PAYMENTS (THE INCOME PHASE)

Annuity Date

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract.


Annuity Payments

You will receive annuity payments during the income phase. In general, annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later (this requirement may differ slightly for special programs). The annuitant is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

o    fixed account,
o    the investment portfolio(s), or
o    a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the 3% assumed investment rate used in the annuity table for the contract, and

3)   the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment rate, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment. In that case, Cova may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month, Cova has the right to change the frequency of payments so that your annuity payments are at least $100.


Annuity Options

You can choose among income plans. We call those annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any other annuity option acceptable to Cova. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments.

Option 2. Life Annuity With 5, 10 or 20 Years Guaranteed. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66-2/3 % or 50% of the amount that we would have paid if both were alive.



3.   PURCHASE

Purchase Payments

A purchase payment is the money you give us to invest in the contract. The minimum we will accept is $5,000 when the contract is purchased as a non-qualified contract. If you are purchasing the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000. The maximum we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more to either type of contract.


Allocation of Purchase Payments

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or one or more of the investment portfolios you have selected. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.


Free Look

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or, in the state of California, within 30 days if you are 60 years or older when we issue the contract). When you cancel the contract within this time period, Cova will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. If you have purchased the contract as an IRA, we are required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required). If that is the case, we reserve the right to put your purchase payment in the Money Market Fund for 15 days before we allocate your first purchase payment to the investment portfolio(s) you have selected. In such case, we will refund the greater of purchase payments (less withdrawals) or contract value. Currently, Cova directly allocates your purchase payment to the investment portfolios and/or fixed account you select.


Accumulation Units

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every day we determine the value of an accumulation unit for each of the investment portfolios. We do this by:

1. determining the total amount of money invested in the particular investment portfolio;

2. subtracting from that amount any insurance charges and any other charges such as taxes we have deducted; and

3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

Example:

   On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Quality Bond Portfolio.



4.   INVESTMENT OPTIONS

The contract offers 50 investment portfolios which are listed below. Currently, if you are not participating in an asset allocation program, you can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.

You should read the prospectuses for these funds carefully before investing. Copies of these prospectuses are attached to this prospectus. Certain portfolios contained in the fund prospectuses may not be available with your contract. (See Appendix B which contains a summary of investment objectives for each investment portfolio.)


AIM VARIABLE INSURANCE FUNDS, INC.

AIM Variable Insurance Funds, Inc. is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio.
The following portfolios are available under the contract:

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Equity Fund
   AIM V.I. Value Fund


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Premier Growth Portfolio
   Real Estate Investment Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   VP Income & Growth Fund
   VP International Fund
   VP Value Fund

COVA SERIES TRUST

Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory), which is an affiliate of Cova. Cova Series Trust is a mutual fund with multiple portfolios. Cova Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following portfolios are available under the contract:

J.P. Morgan Investment Management Inc. is the sub-adviser to the following portfolios:

   International Equity Portfolio
   Large Cap Stock Portfolio
   Quality Bond Portfolio
   Select Equity Portfolio
   Small Cap Stock Portfolio

Lord, Abbett & Co. is the sub-adviser to the following portfolios:

   Bond Debenture Portfolio (a "high yield" portfolio under California insurance regulations)
   Developing Growth Portfolio
   Large Cap Research Portfolio
   Lord Abbett Growth and Income Portfolio
   Mid-Cap Value Portfolio

DREYFUS STOCK INDEX FUND

The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.

DREYFUS VARIABLE INVESTMENT FUND

Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. The following portfolios are available under the contract:

   Dreyfus VIF - Capital Appreciation Portfolio
   Dreyfus VIF - Disciplined Stock Portfolio


GENERAL AMERICAN CAPITAL COMPANY

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

   Money Market Fund


GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs Variable Insurance Trust is a mutual fund with multiple portfolios. Goldman Sachs Asset Management is the investment adviser for the Goldman Sachs Growth and Income Fund and Goldman Sachs Asset Management International is the investment adviser for the Goldman Sachs International Equity Fund and the Goldman Sachs Global Income Fund. The following portfolios are available under the contract:

   Goldman Sachs Global Income Fund
   Goldman Sachs Growth and Income Fund
   Goldman Sachs International Equity Fund

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the contract:

   INVESCO VIF - Dynamics Fund
   INVESCO VIF - High Yield Fund

KEMPER VARIABLE SERIES

Kemper Variable Series is a mutual fund with multiple portfolios. Scudder Kemper Investments, Inc. is the investment adviser for the Kemper Government Securities Portfolio, the Kemper Small Cap Growth Portfolio and the Kemper Small Cap Value Portfolio. The following portfolios are available under the contract:

   Kemper Government Securities Portfolio
   Kemper Small Cap Growth Portfolio
   Kemper Small Cap Value Portfolio

SCUDDER VARIABLE LIFE INVESTMENT FUND

Scudder Variable Life Investment Fund is a mutual fund with multiple portfolios. Scudder Kemper Investments, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:

   International Portfolio

LIBERTY VARIABLE INVESTMENT TRUST

Liberty Variable Investment Trust is a mutual fund with multiple portfolios. Liberty Advisory Services Corp. (LASC) is the investment manager to the Trust. LASC has engaged Newport Fund Management, Inc. as sub-adviser to provide investment advice for the Newport Tiger Fund, Variable Series. The following portfolio is available under the contract:

   Newport Tiger Fund, Variable Series
   (a portfolio investing in equity securities of companies located in certain countries of Asia).

MFS VARIABLE INSURANCE TRUST

MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

   MFS Emerging Growth Series
   MFS Global Governments Series
     (formerly MFS World Governments Series)
   MFS Growth With Income Series
   MFS High Income Series
   MFS Research Series

PIMCO VARIABLE INSURANCE TRUST

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

   PIMCO High Yield Bond Portfolio
   PIMCO Low Duration Bond Portfolio
   PIMCO StocksPLUS Growth and Income Portfolio
   PIMCO Total Return Bond Portfolio

PUTNAM VARIABLE TRUST

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Putnam VT Growth and Income  Fund - Class IA Shares
   Putnam VT International Growth Fund - Class IA Shares
   Putnam VT International New Opportunities Fund - Class IA Shares Putnam VT New Value Fund - Class IA Shares
   Putnam VT Vista Fund (a stock portfolio) - Class IA Shares


TEMPLETON VARIABLE PRODUCTS SERIES FUND

Templeton Variable Products Series Fund is a mutual fund with multiple portfolios. Each portfolio has two classes of shares: Class 1 and Class 2. The portfolios available in connection with your contract are Class 1 shares. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Investments Fund, Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Fund, Templeton Investment Counsel, Inc. is the investment adviser for the Templeton International Fund and Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Investments Fund. The following portfolios are available under the contract:

   Franklin Small Cap Investments Fund, Class 1 Shares
   Mutual Shares Investments Fund, Class 1 Shares
   Templeton Developing Markets Fund, Class 1 Shares
   Templeton International Fund, Class 1 Shares

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Cova. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

Cova may enter into certain  arrangements  under which it is  reimbursed  by the
investment   portfolios'  advisers,   distributors  and/or  affiliates  for  the
administrative services which it provides to the portfolios.

Transfers

You can transfer money among the fixed account and the investment portfolios.

Cova has reserved the right during the year to terminate or modify the transfer provisions described below.

Telephone Transfers. You and/or your registered representative on your behalf, can make transfers by telephone. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless Cova is instructed otherwise, Cova will accept instructions from either you or the other owner. Cova will use reasonable procedures to confirm that instructions given us by telephone are genuine. If Cova fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Cova tape records all telephone instructions.

Transfers during the Accumulation Phase. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

1. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

2.   Your request for transfer must clearly state how much the transfer is for.

3.   You cannot make any transfers within 7 calendar days of the annuity date.

Transfers during the Income Phase. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

Cova reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program.

There is no additional charge for participating in the Dollar Cost Averaging Program. If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. Cova may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.


Automatic Rebalancing Program

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

Example:
   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Quality Bond Portfolio and 60% to be in the Select Equity Portfolio. Over the next 2-1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Cova will sell some of your units in the Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the Select Equity Portfolio to increase those holdings to 60%.


Approved Asset Allocation Programs

Cova recognizes the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contracts. Certain providers of these types of services have agreed to provide such services to owners in accordance with Cova's administrative rules regarding such programs.

Cova has made no independent investigation of these programs. Cova has only established that these programs are compatible with our administrative systems and rules. Approved asset allocation programs are only available during the accumulation phase. Currently, Cova does not charge for participating in an approved asset allocation program.

Even though Cova permits the use of approved asset allocation programs, the contract was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the investment portfolios, and when Cova becomes aware of such disruptive practices, we may modify the transfer provisions of the contract.

If you participate in an Approved Asset Allocation Program, the transfers made under the program are not taken into account in determining any transfer fee.


Voting Rights

Cova is the legal owner of the investment portfolio shares. However, Cova believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Cova owns on its own behalf. Should Cova determine that it is no longer required to comply with the above, we will vote the shares in our own right.

Substitution

Cova may be required to substitute one of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.

5.   EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:


Insurance Charges

Each day, Cova makes a deduction for its insurance charges. Cova does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:

1)   the mortality and expense risk premium, and
2)   the administrative expense charge.

Mortality and Expense Risk Premium. This charge is equal, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge is for all the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then Cova will bear the loss. Cova does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. Cova may use any profits it makes from this charge to pay for the costs of distributing the contract.

Administrative Expense Charge. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge, together with the contract maintenance charge (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. Cova does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, Cova will bear the loss.

Contract Maintenance Charge

During the accumulation phase, every year on the anniversary of the date when your contract was issued, Cova deducts $30 from your contract as a contract maintenance charge. This charge is for administrative expenses (see above). This charge cannot be increased.

Cova will not deduct this charge during the accumulation phase if, when the deduction is to be made, the value of your contract is $50,000 or more. Cova may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.

Withdrawal Charge

During the accumulation phase, you can make withdrawals from your contract. Cova keeps track of each purchase payment. Once a year after the first year (and once a year during the first year for purposes of payment of charitable remainder trust administration fees), you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal the value of your contract is $5,000 or more. Withdrawals for purposes of payment of charitable remainder trust administration fees are included in the 10% free withdrawal amount. Otherwise, the charge is 5% of each purchase payment you take out unless the purchase payment was made more than 5 years ago. After Cova has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. Cova does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.

o    10% of purchase payments free.

o Remaining purchase payments that are over 5 years old and not subject to a withdrawal charge.

o    Earnings in the contract free.

o Remaining purchase payments that are less than 5 years old and are subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

Cova does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE: For tax purposes, earnings are considered to come out first.

Reduction or Elimination of the Withdrawal Charge

General

Cova will reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with Cova. Cova will not deduct a withdrawal charge under a contract issued to an officer, director or employee of Cova or any of its affiliates.

Nursing Home Waiver

After you have owned the contract for one year, if you, or your joint owner, becomes confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, Cova will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract if you want to take advantage of this provision (confinement must begin after the first contract anniversary). This is called the Nursing Home Waiver.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Cova is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is Cova's current practice to not charge anyone for these taxes until annuity payments begin. Cova may some time in the future discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 4%, depending on the state.

Transfer Fee

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred whichever is less.

If the transfer is part of the Dollar Cost Averaging Program, the Automatic Rebalancing Program or an Approved Asset Allocation Program, it will not count in determining the transfer fee.


Income Taxes

Cova will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.

Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the attached fund prospectuses.

6.   TAXES

NOTE:  Cova has  prepared  the  following  information  on  taxes  as a  general discussion of the subject. It is not intended as tax advice to any individual.You should consult your own tax adviser about your own circumstances. Cova has included an additional discussion regarding taxes in the Statement of Additional Information.

Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans.

Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after the taxpayer reaches age 59-1/2;

(2)  paid after you die;

(3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)  paid under an immediate annuity; or

(6)  which come from purchase payments made prior to August 14, 1982.


Withdrawals - Qualified Contracts

The above information describing the taxation of non-qualified contracts does not apply to qualified contracts. There are special rules that govern with respect to qualified contracts. We have provided a more complete discussion in the Statement of Additional Information.


Withdrawals - Tax-Sheltered Annuities

The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

(1)  reaches age 59-1/2;
(2)  leaves his/her job;
(3)  dies;
(4)  becomes disabled (as that term is defined in the Code); or
(5)  in the case of hardship.

However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Cova believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Cova would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the shares of the investment portfolios.

Due to the uncertainty in this area, Cova reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

7.   ACCESS TO YOUR MONEY

You can have access to the money in your contract:

(1)  by making a withdrawal (either a partial or a complete withdrawal);

(2)  by electing to receive annuity payments; or

(3)  when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value of the contract. The withdrawal value of the contract is the value of the contract at the end of the business day when Cova receives a written request for a withdrawal:

o    less any applicable withdrawal charge,

o    less any premium tax, and

o    less any contract maintenance charge.

Unless you instruct Cova otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500. Cova requires that after a partial withdrawal is made you keep at least $500 in any selected investment portfolio.

There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the Statement of Additional Information.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

Systematic Withdrawal Program

You may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. Cova does not have any charge for this program, but reserves the right to charge in the future. If you use this program, you may not also make a single 10% free withdrawal. For a discussion of the withdrawal charge and the 10% free withdrawal, see "Expenses."

Income taxes, tax penalties and certain restrictions may apply to Systematic Withdrawals.

Suspension of Payments or Transfers

Cova may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3.   an  emergency  exists  as a  result  of which  disposal  of  shares  of the
     investment  portfolios  is  not  reasonably   practicable  or  Cova  cannot
     reasonably value the shares of the investment portfolios;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

Cova has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

8.   PERFORMANCE

Cova periodically advertises performance of the various investment portfolios. Cova will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the investment portfolio expenses. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge, withdrawal charges and the investment portfolio expenses.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

Cova may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

The Appendix contains performance information that you may find informative. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and results shown are not necessarily representative of future results.

9.   DEATH BENEFIT

Upon Your Death

If you die before annuity payments begin, Cova will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.

The death benefit is described below. The amount of death benefit depends on how old you or your joint owner is. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

DEATH BENEFIT:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any contract anniversary while the owner, or a joint owner is living, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any prior contract anniversary on or before your or your joint owner's 80th birthday, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.


The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

Payment under an annuity option may only be elected during the 60 day period beginning with the date Cova receives proof of death. If Cova does not receive an election during such time, it will make a single sum payment to the beneficiary at the end of the 60 day period.


Death of Annuitant

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.


10.  OTHER INFORMATION

Cova

Cova Financial Life Insurance Company ("Cova") was originally incorporated on September 6, 1972 as Industrial Indemnity Life Insurance Company, a California corporation and changed its name to Xerox Financial Life Insurance Company in 1986. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased Cova which on that date changed its name to Cova Financial Life Insurance Company.

Cova is presently licensed to do business in the state of California.

On August 26, 1999, it was announced that The Metropolitan Life Insurance Company would purchase General American Life Insurance Company, the parent company of Cova. Metropolitan Life is one of the country's oldest and most financially sound life insurance organizations.


Year 2000

Cova has developed and initiated plans to assure that its computer systems will function properly in the year 2000 and later years. These efforts have included receiving assurances from outside service providers that their computer systems will also function properly in this context. Included within these plans are the computer systems of the advisers and sub-advisers of the various investment portfolios underlying the Separate Account.

The total cost of implementing these plans is not expected to have a material effect on Cova's financial position or results of operations. Cova believes that it has taken all reasonable steps to address these potential problems. There can be no guarantee, however, that the steps taken will be adequate to avoid any adverse impact.


The Separate Account

Cova has established a separate account, Cova Variable Annuity Account Five (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of Cova adopted a resolution to establish the Separate Account under California insurance law on March 24, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

The assets of the Separate Account are held in Cova's name on behalf of the Separate Account and legally belong to Cova. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business Cova may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts Cova may issue.

Distributor

Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the contracts. Life Sales is an affiliate of Cova.

Commissions   will  be  paid  to   broker-dealers   who  sell   the   contracts.
Broker-dealers  will be paid  commissions up to 5.63% of purchase  payments but,
under  certain  circumstances,   may  be  paid up to 6.0%.  Sometimes,  Cova
enters into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses, in addition to the standard commissions.

Ownership

Owner. You, as the owner of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.

Joint Owner. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner. Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

Assignment

You can assign the contract at any time during your lifetime. Cova will not be bound by the assignment until it receives the written notice of the assignment. Cova will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Financial Statements

The consolidated financial statements of Cova and the Separate Account have been included in the Statement of Additional Information.

Table of Contents of the
Statement of Additional Information
     Company
     Experts
     Legal Opinions
     Distribution
     Calculation of Performance Information
     Federal Tax Status
     Annuity Provisions
     Financial Statements

APPENDIX A
Condensed Financial Information

Accumulation Unit Value History

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial
Statements.  This  information  should be read in conjunction  with the Separate
Account's Financial Statements and related notes which are included in the Statement of Additional Information.

                                                           Period Ended         Year or Period    Year or Period   Year or Period
                                                           6/30/99              Ended 12/31/98    Ended 12/31/97   Ended 12/31/96
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
Managed by A I M Advisors, Inc.
AIM V.I. Capital Appreciation Sub-Account
     Beginning of Period                                    $11.80                  $10.00               *                *
     End of Period                                           12.83                   11.80
     Number of Accum. Units Outstanding                     22,822                   5,570
-----------------------------------------------------------------------------------------------------------------------------------


AIM V.I. International Equity Sub-Account
     Beginning of Period                                    $11.42                  $10.00               *                *
     End of Period                                           11.84                   11.42
     Number of Accum. Units Outstanding                     19,985                   15,257
-----------------------------------------------------------------------------------------------------------------------------------


AIM V.I. Value Sub-Account
     Beginning of Period                                    $13.08                  $10.00               *                *
     End of Period                                           14.86                   13.08
     Number of Accum. Units Outstanding                     76,589                   2,865
-----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
Managed by Alliance Capital Management L.P.
Premier Growth Sub-Account
     Beginning of Period                                    $14.62                  $10.00               *                *
     End of Period                                           16.42                   14.62
     Number of Accum. Units Outstanding                    109,670                  62,869
-----------------------------------------------------------------------------------------------------------------------------------

Real Estate Investment Sub-Account
     Beginning of Period                                    $ 8.00                  $10.00               *                *
     End of Period                                            8.42                    8.00
     Number of Accum. Units Outstanding                     20,503                  22,077
-----------------------------------------------------------------------------------------------------------------------------------



Accumulation Unit Value History (continued)


                                                          Period Ended          Year or Period    Year or Period   Year or Period
                                                          6/30/99               Ended 12/31/98    Ended 12/31/97   Ended 12/31/96
-----------------------------------------------------------------------------------------------------------------------------------
Cova Series Trust
Managed by Lord, Abbett & Co.

Bond Debenture Sub-Account
     Beginning of Period                                    $13.50                  $12.88            $11.30           $10.15
     End of Period                                           13.54                   13.50             12.88            11.30
     Number of Accum. Units Outstanding                    787,761                 681,676           347,400           39,545
-----------------------------------------------------------------------------------------------------------------------------------
Developing Growth Sub-Account
     Beginning of Period                                    $11.07                  $10.53            $10.83              *
     End of Period                                           12.72                   11.07             10.53
     Number of Accum. Units Outstanding                    103,083                  70,926             6,039
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Research Sub-Account
     Beginning of Period                                    $11.83                  $10.76               *                *
     End of Period                                           13.32                   11.83
     Number of Accum. Units Outstanding                     94,431                  49,894
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Sub Account
(Sub-Account commenced operations during  1999.  The value denoted is the initial AUV)
Beginning of Period                                         $35.90
End of Period                                                39.10
Number of Accum. Units Outstanding                       1,190,290
----------------------------------------------------------------------------------------------------------------------------------

Mid-Cap Value Sub-Account
     Beginning of Period                                    $10.44                  $10.47            $10.05              *
     End of Period                                           11.56                   10.44             10.47
     Number of Accum. Units Outstanding                    110,007                  85,457             8,510
-----------------------------------------------------------------------------------------------------------------------------------

Managed by J.P. Morgan Investment Management Inc.

International Equity Sub-Account
     Beginning of Period                                    $12.89                  $11.46            $10.97           $10.10
     End of Period                                           13.53                   12.89             11.46            10.97
     Number of Accum. Units Outstanding                    810,816                 779,375           554,105          124,032
-----------------------------------------------------------------------------------------------------------------------------------

Large Cap Stock Sub-Account
     Beginning of Period                                    $19.43                  $14.89            $11.34           $10.16
     End of Period                                           21.76                   19.43             14.89            11.34
     Number of Accum. Units Outstanding                  1,456,851                1,132,390          686,677           126,231
-----------------------------------------------------------------------------------------------------------------------------------

Quality Bond Sub-Account
     Beginning of Period                                    $11.91                  $11.16            $10.37            $9.95
     End of Period                                           11.58                   11.91             11.16            10.37
     Number of Accum. Units Outstanding                    639,959                 501,045           234,643           64,534
-----------------------------------------------------------------------------------------------------------------------------------

Select Equity Sub-Account
     Beginning of Period                                    $16.99                  $14.05            $10.84           $10.15
     End of Period                                           18.79                   16.99             14.05            10.84
     Number of Accum. Units Outstanding                  1,167,029                1,052,797          700,550          185,509
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Stock Sub-Account
     Beginning of Period                                    $12.58                  $13.49            $11.31           $10.91
     End of Period                                           13.25                   12.58             13.49            11.31
     Number of Accum. Units Outstanding                    649,071                 663,925           487,580          113,118
------------------------------------------------------------------------------------------------------------------------------------

     Accumulation Unit Value History (continued)



                                                            Period Ended        Year or Period    Year or Period   Year or Period
                                                            6/30/99             Ended 12/31/98    Ended 12/31/97   Ended 12/31/96
-----------------------------------------------------------------------------------------------------------------------------------
General American Capital Company
Managed by Conning Asset Management Company

Money Market Sub-Account
     Beginning of Period                                    $11.11                  $10.67            $10.63             *
     End of Period                                           11.30                   11.11             10.67
     Number of Accum. Units Outstanding                    128,072                 129,569             14,091
----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
Managed by Goldman Sachs Asset Management

Goldman Sachs Growth and Income Sub-Account
     Beginning of Period                                    $ 9.91                  $11.21               *                *
     End of Period                                           10.87                    9.91
     Number of Accum. Units Outstanding                     16,391                  13,107
-----------------------------------------------------------------------------------------------------------------------------------

Managed by Goldman Sachs Asset Management International

Goldman Sachs Global Income Sub-Account
     Beginning of Period                                    $10.82                  $10.15               *                *
     End of Period                                           10.58                   10.82
     Number of Accum. Units Outstanding                      3,084                   3,002
----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs International Equity Sub-Account
     Beginning of Period                                    $11.42                  $11.20               *                *
     End of Period                                           11.64                   11.42
     Number of Accum. Units Outstanding                     18,603                  15,859
-----------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series
Managed by Scudder Kemper Investments, Inc.

Kemper Government Securities Sub-Account
     Beginning of Period                                    $10.63                  $10.00               *                *
     End of Period                                           10.56                   10.63
     Number of Accum. Units Outstanding                     11,620                   2,519
-----------------------------------------------------------------------------------------------------------------------------------

Kemper Small Cap Growth Sub-Account
     Beginning of Period                                    $11.69                  $10.00               *                *
     End of Period                                           12.09                   11.69
     Number of Accum. Units Outstanding                      5,733                   3,829
-----------------------------------------------------------------------------------------------------------------------------------

Kemper Small Cap Value Sub-Account
     Beginning of Period                                    $ 8.77                  $10.00               *                *
     End of Period                                            9.32                    8.77
     Number of Accum. Units Outstanding                     22,134                  16,641




Accumulation Unit Value History (continued)


                                                            Period Ended        Year or Period    Year or Period   Year or Period
                                                            6/30/99             Ended 12/31/98    Ended 12/31/97   Ended 12/31/96
----------------------------------------------------------------------------------------------------------------------------------
Liberty Variable Investment Trust
Managed by Newport Fund Management, Inc.

Newport Tiger Fund, Variable Sub-Account
     Beginning of Period                                    $ 9.28                  $10.00               *                *
     End of Period                                           11.93                    9.28
     Number of Accum. Units Outstanding                      2,639                   2,397
----------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust
Managed by Massachusetts Financial Services Company

MFS Emerging Growth Sub-Account
     Beginning of Period                                    $13.24                  $10.00               *                *
     End of Period                                           14.84                   13.24
     Number of Accum. Units Outstanding                     59,264                  47,710
---------------------------------------------------------------------------------------------------------------------------------
MFS Global Governments Sub-Account
     Beginning of Period                                    $10.66                  $10.00               *                *
     End of Period                                           10.28                   10.66
     Number of Accum. Units Outstanding                        689                     385
---------------------------------------------------------------------------------------------------------------------------------

MFS Growth With Income Sub-Account
     Beginning of Period                                    $12.08                  $10.00               *                *
     End of Period                                           12.69                   12.08
     Number of Accum. Units Outstanding                     87,892                  64,791
---------------------------------------------------------------------------------------------------------------------------------

MFS High Income Sub-Account
     Beginning of Period                                    $ 9.86                  $10.00               *                *
     End of Period                                           10.28                   9.86
     Number of Accum. Units Outstanding                     15,906                 13,080
---------------------------------------------------------------------------------------------------------------------------------

MFS Research Sub-Account
     Beginning of Period                                    $12.18                  $10.00               *                *
     End of Period                                           13.17                   12.18
     Number of Accum. Units Outstanding                     47,243                  25,994
---------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Value History (continued)


                                                            Period Ended        Year or Period    Year or Period   Year or Period
                                                            6/30/99             Ended 12/31/98    Ended 12/31/97   Ended 12/31/96
------------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust
Managed by Putnam Investment Management, Inc.

Putnam VT Growth and Income Sub-Account
     Beginning of Period                                    $11.40                  $10.00               *                *
     End of Period                                           12.53                   11.40
     Number of Accum. Units Outstanding                    103,960                  80,114
-----------------------------------------------------------------------------------------------------------------------------------

Putnam VT International Growth Sub-Account
     Beginning of Period                                    $11.73                  $10.00               *                *
     End of Period                                           13.09                   11.73
     Number of Accum. Units Outstanding                     65,433                  56,566
-----------------------------------------------------------------------------------------------------------------------------------

Putnam VT International New Opportunities Sub-Account
     Beginning of Period                                    $11.42                  $10.00               *                *
     End of Period                                           13.56                   11.42
     Number of Accum. Units Outstanding                      8,020                   4,783
-----------------------------------------------------------------------------------------------------------------------------------

Putnam VT New Value Sub-Account
     Beginning of Period                                    $10.50                  $10.00               *                *
     End of Period                                           11.92                   10.50
     Number of Accum. Units Outstanding                      2,757                   2,202
-----------------------------------------------------------------------------------------------------------------------------------

Putnam VT Vista Sub-Account
     Beginning of Period                                    $11.80                  $10.00               *                *
     End of Period                                           13.22                   11.80
     Number of Accum. Units Outstanding                     12,486                   6,799
-----------------------------------------------------------------------------------------------------------------------------------


Accumulation Unit Value History (continued)


                                                            Period Ended        Year or Period    Year or Period   Year or Period
                                                            6/30/99             Ended 12/31/98    Ended 12/31/97   Ended 12/31/96

-----------------------------------------------------------------------------------------------------------------------------------
Templeton Variable Products Series Fund,
Class 1 Shares

Managed by Franklin Advisers, Inc.
Franklin Small Cap Investments Sub-Account (Sub-Account commenced operations during
1999.  The value denoted is the initial AUV.)
     Beginning of Period                                    $10.00
     End of Period                                           12.14
     Number of Accum. Units Outstanding                        213
------------------------------------------------------------------------------------------------------------------------------------
Templeton Variable Products Series Fund,
Class 1 Shares

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Investments Sub-Account
     Beginning of Period                                    $ 9.65                  $8.64                *                *
     End of Period                                           11.03                   9.65
     Number of Accum. Units Outstanding                      4,327                    944
-----------------------------------------------------------------------------------------------------------------------------------
Managed by Templeton Asset Management Ltd.
Templeton Developing Markets Sub-Account
     Beginning of Period                                    $ 7.56                  $5.65                *                *
     End of Period                                           10.76                   7.56
     Number of Accum. Units Outstanding                      9,510                  7,033
-----------------------------------------------------------------------------------------------------------------------------------

Managed by Templeton Investment Counsel, Inc.

Templeton International Sub-Account
     Beginning of Period                                    $ 9.15                  $7.89                *                *
     End of Period                                           10.02                   9.15
     Number of Accum. Units Outstanding                     20,763                  6,626
-----------------------------------------------------------------------------------------------------------------------------------


     * The accumulation unit values shown above for the beginning of the period for the Select Equity, Small Cap Stock, Large Cap Stock, International Equity, Quality Bond, Bond Debenture, Developing Growth, Mid-Cap Value and Large Cap Research Portfolios reflect the dates these investment portfolios were first offered for sale to the public which were as follows: May 15, 1996 for the Select Equity and Small Cap Stock Portfolios; May 16, 1996 for the Large Cap Stock Portfolio; May 14, 1996 for the International Equity Portfolio; May 20, 1996 for the Quality Bond and Bond Debenture Portfolios; November 7, 1997 for the Developing Growth and Mid-Cap Value Portfolios; and February 17, 1998 for the Large Cap Research Portfolio. The Lord Abbett Growth and Income Portfolio commenced regular investment operations on January 8, 1999. Separate Account inception dates in the other investment portfolios are as follows: AIM Variable Insurance Funds, Inc., Alliance Variable Products Series Fund, Inc., Kemper Variable Series, Liberty Variable Investment Trust, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds and Putnam Variable Trust - December 31, 1997; General American Capital Company - December 4, 1997; Goldman Sachs Variable Insurance Trust - March 31, 1998; and Templeton Variable Products Series Fund - September 21, 1998 (except March 1, 1999 for the Franklin Small Cap Investments Fund).







                                 APPENDIX B

                    PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives of each investment portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUNDS, INC.:
AIM Variable Insurance Funds, Inc. is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio.
The following portfolios are available under the contract:

     AIM V.I. CAPITAL APPRECIATION FUND

Investment Objective: The Fund's investment objective is growth of capital through investment in common stock, with emphasis on medium- and small-sized growth companies. The Fund may also investment up to 20% of its total assets in foreign securities.

     AIM V.I. INTERNATIONAL EQUITY FUND

Investment Objective: The Fund's investment objective is to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The Fund seeks to meet this objective by investing at least 70% of its total assets in marketable equity securities of foreign companies that are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. The Fund will normally invest in companies located in at least four countries outside of the United States, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The Fund may invest up to 20% of its total assets in securities of issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The Fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign companies.

     AIM V.I. VALUE FUND

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective. The Fund may also invest in preferred stocks and debt instruments that have prospects for growth of capital. The Fund also may invest up to 25% of its total assets in foreign securities.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     PREMIER GROWTH PORTFOLIO

Investment Objective: The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Normally, the Portfolio invests in about 40-50 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets.

     REAL ESTATE INVESTMENT PORTFOLIO

Investment Objective: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
American Century Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     VP INCOME & GROWTH FUND

Investment Objective: The Fund seeks dividend growth, current income and capital appreciation by investing in common stocks.

     VP INTERNATIONAL FUND

Investment Objective: The Fund seeks capital growth by investing in stocks of companies that the adviser believes will increase in value over time.

     VP VALUE FUND

Investment Objective: The Fund seeks long-term capital growth by investing primarily in common stocks. Income is a secondary objective.

COVA SERIES TRUST:
Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory), which is an affiliate of Cova. Cova Series Trust is a mutual fund with multiple portfolios. Cova Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following portfolios are available under the contract:

PORTFOLIOS MANAGED BY J. P. MORGAN INVESTMENT MANAGEMENT INC.:

     INTERNATIONAL EQUITY PORTFOLIO

Investment Objective: The International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign corporations.

     LARGE CAP STOCK PORTFOLIO

Investment Objective: The Large Cap Stock Portfolio seeks to provide long-term growth of capital and income by investing primarily in dividend-paying common stock. The Portfolio will typically hold approximately 300 stocks.

     QUALITY BOND PORTFOLIO

Investment Objective: The Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity by investing at least 65% of its assets in bonds under normal circumstances.

     SELECT EQUITY PORTFOLIO

Investment Objective: The Select Equity Portfolio seeks to provide long-term growth of capital and income by investing primarily in dividend-paying common stock. The Portfolio will typically hold between 60 and 90 stocks.

     SMALL CAP STOCK PORTFOLIO

Investment Objective: The Small Cap Stock Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.

PORTFOLIOS MANAGED BY LORD, ABBETT & CO.:

     BOND DEBENTURE PORTFOLIO

Investment Objective: The Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return through a professionally-managed portfolio consisting primarily of convertible and discount debt securities, many of which are lower rated.

     DEVELOPING GROWTH PORTFOLIO

Investment Objective: The Developing Growth Portfolio seeks long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over the counter.

     LARGE CAP RESEARCH PORTFOLIO

Investment Objective: The Large Cap Research Portfolio seeks growth of capital and growth of income consistent with reasonable risk. Production of current income is a secondary consideration. The Portfolio invests primarily in common stocks, including securities convertible into common stocks.

     LORD ABBETT GROWTH AND INCOME PORTFOLIO

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value. The Portfolio will normally invest in common stocks, including securities convertible into common stocks, of large, seasoned companies in sound financial condition, which common stocks are expected to show above-average price appreciation.

     MID-CAP VALUE PORTFOLIO

Investment Objective: The Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

DREYFUS STOCK INDEX FUND
The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.

Investment Objective: The Fund seeks to match the total return of the S&P 500. To pursue this goal, the Fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND:
The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. The following portfolios are available under the contract:

     CAPITAL APPRECIATION PORTFOLIO

Investment Objective: The Portfolio seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the Portfolio invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.

     DISCIPLINED STOCK PORTFOLIO

Investment Objective: The Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index (S&P 500). To pursue this goal, the Portfolio invests in a blended portfolio of growth and value stocks chosen through a disciplined investment process. Consistency of returns and stability of the Portfolio's share price compared to the S&P 500 are primary goals of the process.

GENERAL AMERICAN CAPITAL COMPANY
General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

     MONEY MARKET FUND

Investment Objective: The Money Market Fund's investment objective is to provide investors with current income while preserving capital and maintaining liquidity. The Fund seeks to achieve this objective by investing primarily in high-quality, short-term money market instruments. The Fund purchases securities that meet the quality, maturity, and diversification requirements applicable to money market funds.

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Variable Insurance Trust is a mutual fund with multiple portfolios. Goldman Sachs Asset Management is the investment adviser for the Goldman Sachs Growth and Income Fund and Goldman Sachs Asset Management International is the investment adviser for the Goldman Sachs International Equity Fund and the Goldman Sachs Global Income Fund. The following portfolios are available under the contract:

     GOLDMAN SACHS GLOBAL INCOME FUND

Investment Objective: The Fund seeks a high total return, emphasizing current income, and, to a lesser extent, providing opportunities for capital appreciation. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and enters into transactions in foreign currencies.

     GOLDMAN SACHS GROWTH AND INCOME FUND

Investment Objective: The Fund seeks long-term growth of capital and growth of income by investing in large capitalization U.S. stocks that are believed to be undervalued or undiscovered in the marketplace.

    GOLDMAN SACHS INTERNATIONAL EQUITY FUND

Investment Objective: The Fund seeks long-term capital appreciation by investing primarily in equity securities of companies organized outside the United States or whose securities are principally traded outside the United States.


INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the contract:

     INVESCO VIF - DYNAMICS FUND

Investment Objective: The Fund tries to buy securities that will increase in value over the long term. It is aggressively managed. Because its strategy includes many short-term factors - including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions - securities in its portfolio usually are bought and sold relatively frequently. The Fund invests in a variety of securities that the adviser believes present opportunities for capital growth - primarily common stocks of companies traded on U.S. securities exchanges, as well as over-the-counter. The Fund also may invest in preferred stocks (which generally pay higher dividends than common stocks) and debt instruments that are convertible into common stocks, as well as in securities of foreign companies.

     INVESCO VIF - HIGH YIELD FUND

Investment Objective: The Fund seeks to provide a high level of current income, with growth of capital as a secondary objective. It invests substantially all of its assets in lower-rated debt securities, commonly called "junk bonds," and preferred stock, including securities issued by foreign companies. These debt securities are highly sensitive to changes in interest rates; in general, as interest rates rise, the value of these securities will decline. Because the debt securities held by the Fund tend to be lower rated, they are more susceptible to the impact of overall fluctuations in the economy than other, higher-rated debt securities. Although these securities carry with them higher risks, they generally provide higher yields - and therefore higher income - than higher-rated debt securities.

KEMPER VARIABLE SERIES
Kemper Variable Series is a mutual fund with multiple portfolios. Scudder Kemper Investments, Inc. is the investment adviser for the Kemper Government Securities Portfolio, the Kemper Small Cap Growth Portfolio and the Kemper Small Cap Value Portfolio. The following portfolios are available under the contract:

     KEMPER GOVERNMENT SECURITIES PORTFOLIO

Investment Objective: Kemper Government Securities seeks high current return consistent with preservation of capital. The Portfolio pursues its objective by investing at least 65% of its total assets in U.S. Government securities and repurchase agreements of U.S. Government securities.

     KEMPER SMALL CAP GROWTH PORTFOLIO

Investment Objective: Kemper Small Cap Growth Portfolio seeks maximum appreciation of investors' capital. The Portfolio pursues its objective by investing at least 65% of its total assets in small capitalization stocks similar in size to those companies comprising the Russell 2000 Index. Many of these companies would be in the early stages of their life cycle. Equity securities in which the Portfolio invests consist primarily of common stocks, but may include convertible securities, including warrants and rights.

     KEMPER SMALL CAP VALUE PORTFOLIO

Investment Objective: Kemper Small Cap Value Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in a diversified portfolio of the stocks of small U.S. companies, which are those similar in size to those comprising the Russell 2000 Index and that the investment manager believes to be undervalued. Under normal market conditions, the Portfolio invests at least 65% of its assets in small capitalization stocks similar in size to those comprising the Russell 2000 Index.

SCUDDER VARIABLE LIFE INVESTMENT FUND:
The Scudder Variable Life Investment Fund is a mutual fund with multiple portfolios. Scudder Kemper Investments, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:

     INTERNATIONAL PORTFOLIO

Investment Objective: The International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

LIBERTY VARIABLE INVESTMENT TRUST:
Liberty Variable Investment Trust is a mutual fund with multiple portfolios. Liberty Advisory Services Corp. (LASC) is the investment manager to the Trust. LASC has engaged Newport Fund Management, Inc. as sub-adviser to provide investment advice for the Newport Tiger Fund, Variable Series. The following portfolio is available under the contract:

     NEWPORT TIGER FUND, VARIABLE SERIES

Investment Objective: The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests primarily in stocks of companies located in the nine Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines. The Fund typically invests in stocks of larger, well-established companies.

MFS VARIABLE INSURANCE TRUST:
MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

     MFS EMERGING GROWTH SERIES

Investment Objective: The Series' investment objective is long term growth of capital. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities of emerging growth companies.

     MFS GLOBAL GOVERNMENTS SERIES

Investment Objective: The Series' investment objective is to provide income and capital appreciation. The Series invests primarily in U.S. and foreign government securities. Prior to May 1, 1999, the Series' investment objective was to seek not only preservation but also growth of capital, together with moderate current income.

     MFS GROWTH WITH INCOME SERIES

Investment Objective: The Series' investment objective is to provide reasonable current income and long-term growth of capital and income. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities.

     MFS HIGH INCOME SERIES

Investment Objective: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its total assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.

     MFS RESEARCH SERIES

Investment Objective: The Series' investment objective is long-term growth of capital and future income. The Series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.

PIMCO VARIABLE INSURANCE TRUST:
PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

     PIMCO HIGH YIELD BOND PORTFOLIO

Investment Objective: The High Yield Bond Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The High Yield Bond Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of high yield bonds rated at least B by Moody's or S&P, or, if unrated, determined by the adviser to be of comparable quality.

     PIMCO LOW DURATION BOND PORTFOLIO

Investment Objective: The Low Duration Bond Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The Low Duration Bond Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities.

     PIMCO STOCKSPLUS GROWTH AND INCOME PORTFOLIO

Investment Objective: The StocksPLUS Growth and Income Portfolio seeks to achieve a total return which exceeds the total return performance of the S&P
500. The StocksPLUS Growth and Income Portfolio invests in common stocks, options, futures, options on futures and swaps. Under normal market conditions, the Portfolio invests substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments.

     PIMCO TOTAL RETURN BOND PORTFOLIO

Investment Objective: The PIMCO Total Return Bond Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The Total Return Bond Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities.

PUTNAM VARIABLE TRUST:
Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     PUTNAM VT GROWTH AND INCOME FUND, CLASS IA SHARES

Investment Objective: The Fund seeks capital growth and current income. The Fund invests primarily in "value" stocks, that offer the potential for capital growth, current income, or both. Value stocks are those that the adviser believes are currently undervalued compared to their true worth.

     PUTNAM VT INTERNATIONAL GROWTH FUND, CLASS IA SHARES

Investment Objective: The Fund seeks capital appreciation. Under normal conditions, the Fund generally diversifies its investments among a number of different countries by investing at least 65% of its total assets in at least three countries other than the United States. The Fund may invest in both growth and value stocks.

     PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND, CLASS IA SHARES

Investment Objective: The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund generally invests at least 65% of its total assets in at least three countries other than the United States. The Fund invests mainly in growth stocks, which are stocks issued by companies whose earnings the adviser believes are likely to grow faster than the economy as a whole.

     PUTNAM VT NEW VALUE FUND, CLASS IA SHARES

Investment Objective: The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests in value stocks, which are common stocks that the adviser believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.

     PUTNAM VT VISTA FUND, CLASS IA SHARES

Investment Objective: The Fund seeks capital appreciation. The Fund invests mainly in "growth" stocks that are issued by companies whose earnings the adviser believes are likely to grow faster than the economy as a whole. The Fund mainly buys stocks of medium size companies, although the Fund may invest in companies of any size.

TEMPLETON VARIABLE PRODUCTS SERIES FUND, CLASS 1 SHARES: Templeton Variable Products Series Fund is a mutual fund with multiple portfolios. Each portfolio has two classes of shares: Class 1 and Class 2. The portfolios available in connection with your contract are Class 1 shares. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Investments Fund, Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Fund, Templeton Investment Counsel, Inc. is the investment adviser for the Templeton International Fund and Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Investments Fund. The following portfolios are available under the contract:

     FRANKLIN SMALL CAP INVESTMENTS FUND

Investment Objective: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of U.S. small capitalization (small cap) growth companies. Small cap companies are generally those with market cap values (share price times the number of common stocks outstanding) of less than $1.5 billion, at the time of purchase.

     MUTUAL SHARES INVESTMENTS FUND

Investment Objective: The Fund's principal goal is capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their actual value based on certain recognized or objective criteria (intrinsic value).

     TEMPLETON DEVELOPING MARKETS FUND

Investment Objective: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in emerging market equity securities. Emerging market equity securities generally include equity securities that trade in emerging markets or are issued by companies that have their principal activities in emerging market countries.

     TEMPLETON INTERNATIONAL FUND

Investment Objective: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies located outside the U.S., including in emerging markets. While there are no set percentage targets, the Fund generally invests in large- to medium-cap companies with market capitalization values (share price times the number of common stock shares outstanding) greater than $1.5 billion, but may invest a small portion in small-cap companies which have more risk.




APPENDIX C
PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended June 30, 1999. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after June 30, 1999 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

The  portfolios  listed below began  operations  before  June 30, 1999. As a
result,   performance  information  is  available  for  the  accumulation  units investing in these portfolios.

o Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column B presents performance figures for the accumulation units which reflect the insurance charges and fees and expenses of each portfolio.

o Performance figures shown for sub-accounts in existence for less than one year are not annualized.

Total Return for the periods ended 6/30/99:
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects insurance
                                                                      charges and                       charges and portfolio
                                                                  portfolio expenses)                          expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5yrs    inception
-----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance
Funds, Inc.
   AIM V.I. Capital
     Appreciation                   12/31/97                 9.52%        - -      15.21%            14.14%     - -       18.15%
   AIM V.I. International
     Equity                         12/31/97                (4.53)%       - -       8.95%             0.07%     - -       11.97%
   AIM V.I. Value                   12/31/97                21.33%        - -      27.49%            25.96%     - -       30.32%
-----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products
Series Fund, Inc.
   Premier Growth                   12/31/97                23.94%        - -      36.58%            28.57%     - -      39.33%
   Real Estate Investment           12/31/97               (14.12)%       - -     (14.17)%           (9.53)%    - -     (10.84)%
-----------------------------------------------------------------------------------------------------------------------------------



APPENDIX C
PERFORMANCE INFORMATION (continued)
Total Return for the periods ended 6/30/99
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects insurance
                                                                      charges and                       charges and portfolio
                                                                  portfolio expenses)                          expenses)
-----------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
-----------------------------------------------------------------------------------------------------------------------------------

Cova Series Trust
   Bond Debenture                   5/20/96                 (4.43)%       - -       8.39%             0.17%     - -        9.70%
   Developing Growth                11/7/97                  7.85%        - -       7.56%            12.47%     - -       10.28%
   International Equity             5/14/96                 (1.00)%       - -       8.49%             3.60%     - -        9.79%
   Large Cap Research               2/17/98                 12.81%        - -      13.64%            17.42%     - -       16.93%
   Large Cap Stock                  5/16/96                 18.60%        - -      26.62%            23.22%     - -       27.61%
   Lord Abbett Growth and Income    1/8/99                    - -         - -       3.78%              - -      - -        8.89%
   Mid-Cap Value                    11/7/97                 (1.47)%       - -       6.14%             3.13%     - -        8.88%
   Quality Bond                     5/20/96                 (4.11)%       - -       3.57%             0.49%     - -        4.99%
   Select Equity                    5/15/96                 14.32%        - -      20.67%            18.94%     - -       21.74%
   Small Cap Stock                  5/15/96                (10.08)%       - -       5.04%            (5.49)%    - -        6.42%
-----------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
   Money Market                     12/4/97                 (0.86)%       - -       1.00%             3.75%     - -        3.96%
-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable
Insurance Trust
   Goldman Sachs
     Global Income                  3/31/98                (2.05)%        - -      (0.28)%            2.56%     - -        3.39%
   Goldman Sachs Growth
     and Income                     3/31/98                (3.81)%        - -      (6.17)%            0.79%     - -       (2.45)%
   Goldman Sachs
     International Equity           3/31/98                (2.91)%        - -      (0.52)%            1.70%     - -        3.15%
-----------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series
   Kemper Government
     Securities                     12/31/97                (2.10)%       - -       0.62%             2.50%     - -        3.74%
   Kemper Small Cap Growth          12/31/97                 2.69%        - -      10.51%             7.30%     - -       13.50%
   Kemper Small Cap Value           12/31/97               (14.01)%       - -      (8.48)%           (9.42)%    - -       (5.23)%
----------------------------------------------------------------------------------------------------------------------------------


APPENDIX C
PERFORMANCE INFORMATION (continued)
Total Return for the periods ended 6/30/99
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects insurance
                                                                      charges and                        charges and portfolio
                                                                  portfolio expenses)                          expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
   Newport Tiger Fund,
     Variable Series                12/31/97                57.83%        - -       9.51%            62.50%     - -      12.51%
-----------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust

   MFS Emerging Growth              12/31/97                18.18%        - -      27.35%            22.80%    - -        30.18%
   MFS Global Governments           12/31/97                (3.44)%       - -      (1.25)%            1.16%    - -         1.89%
   MFS Growth With Income           12/31/97                 5.34%        - -      14.32%             9.95%    - -        17.28%
   MFS High Income                  12/31/97                (5.89)%       - -      (1.27)%           (1.29)%   - -         1.87%
   MFS Research                     12/31/97                 6.82%        - -      17.26%            11.43%    - -        20.18%
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX C
PERFORMANCE INFORMATION (continued)
Total Return for the periods ended 6/30/99
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust
   Putnam VT Growth and
     Income - Class IA Shares       12/31/97                 9.91%        - -      13.28%            14.53%      - -      16.25%
   Putnam VT International
     Growth - Class IA Shares       12/31/97                 5.19%        - -      16.78%             9.80%      - -      19.71%
   Putnam VT International
     New Opportunities -
     Class IA Shares                12/31/97                12.57%        - -      19.67%            17.18%      - -      22.57%
   Putnam VT New Value -
     Class IA Shares                12/31/97                10.77%        - -       9.43%            15.38%      - -      12.44%
   Putnam VT Vista -
     Class IA Shares                12/31/97                 9.06%        - -      17.59%            13.68%      - -      20.51%
-----------------------------------------------------------------------------------------------------------------------------------

Templeton Variable Products
Series Fund, Class 1 Shares
  *Franklin Small Cap Investments   3/1/99                   - -          - -      16.24%             - -        - -     21.36%
  *Mutual Shares Investments        9/21/98                  - -          - -      22.50%             - -        - -     27.63%
  *Templeton Developing
     Markets                        9/21/98                  - -          - -      85.36%             - -        - -     90.55%
   Templeton International          9/21/98                  - -          - -      21.87%             - -        - -     27.00%


-----------------------------------------------------------------------------------------------------------------------------------
*Past expense reductions by the manager increased returns.

APPENDIX C
PERFORMANCE INFORMATION (continued)
PART 2 - HISTORICAL FUND PERFORMANCE

The contracts are relatively new and therefore have a limited performance history. However, certain portfolios have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the portfolios and is for the periods shown. The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column C presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio.

o Performance figures shown for portfolios in existence for less than one year are not annualized.

Total Return for the periods ended 6/30/99
------------------------------------------------------------------------------------------------------------------------------------


                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
-----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5yrs    inception
-----------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital
     Appreciation         5/5/93          15.81%    21.16%    18.88%     9.52%    19.66%   17.38%     14.14%    19.76%    17.48%
   AIM V.I.
     International Equity 5/5/93           1.52%    12.82%    13.02%    (4.53)%   11.32%   11.52%      0.07%    11.42%    11.62%
   AIM V.I. Value         5/5/93          27.94%    25.41%    22.63%    21.33%    23.91%   21.13%     25.96%    24.01%    21.23%
-----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
   Premier Growth         6/26/92         30.38%   32.57%     25.64%    23.94%    31.07%   24.14%     28.57%    31.17%    24.24%
   Real Estate
     Investment           1/9/97          (8.25)%   - -        2.34%    (14.12)%   - -     (3.66)%    (9.53)%    - -       0.94%
------------------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.

   VP Income & Growth    10/30/97         18.54%    - -       27.61%    12.54%     - -     21.61%     17.14%     - -      26.21%
   VP International       5/1/94           1.74%   13.53%     12.59%    (4.26)%   12.03%   11.09%      0.34%    12.13%    11.19%
   VP Value               5/1/96          11.98%    - -       17.79%     5.98%     - -     11.79%     10.58%     - -      16.39%
-----------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index       9/29/89         22.36%   27.36%     17.57%    16.36%    25.86%   16.07%     20.96%    25.96%    16.17%
-----------------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund
   Dreyfus VIF - Capital
     Appreciation         4/5/93          15.86%   26.10%     21.12%     9.86%    24.60%   19.62%     14.46%    24.70%    19.72%
   Dreyfus VIF -
     Disciplined Stock    5/1/96          18.85%    - -       28.12%    12.85%     - -     22.12%     17.45%     - -      26.72%
-----------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
   Money Market           10/1/87          5.21%    5.54%      5.53%     (0.86)%   4.04%    4.03%      3.75%     4.14%     4.13%
-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
   Goldman Sachs
     Global Income        1/12/98          3.91%    - -        4.53%     (2.05)%   - -     (1.47)%     2.56%     - -       3.13%
   Goldman Sachs
     Growth and Income    1/12/98          2.26%    - -       10.96%     (3.81)%   - -      4.96%      0.79%     - -       9.56%
   Goldman Sachs
     International Equity 1/12/98          3.18%    - -       15.36%     (2.91)%   - -      9.36%      1.70%     - -      13.96%
------------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF - Dynamics 8/25/97         21.92%    - -       23.84%     15.92%    - -     17.84%     20.52%     - -      22.44%
   INVESCO VIF - High Yield 5/27/94         1.73%   12.18%     11.92%     (4.27)%  10.68%   10.42%      0.33%    10.78%    10.52%
------------------------------------------------------------------------------------------------------------------------------------


APPENDIX C
PERFORMANCE INFORMATION (continued)
Total Return for the periods ended 6/30/99:
------------------------------------------------------------------------------------------------------------------------------------


                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
-----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5yrs    inception
-----------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series
   Kemper Government
     Securities           9/3/87           3.61%    7.41%      7.51%     (2.10)%   5.91%    6.01%       2.50%    6.01%     6.11%
   Kemper Small
     Cap Growth           5/2/94           8.90%   23.95%     22.60%      2.69%   22.45%   21.10%       7.30%   22.55%    21.20%
   Kemper Small
     Cap Value            5/1/96          (8.04)%    - -       4.98%    (14.01)%   - -     (1.02)%     (9.42)%   - -       3.58%
-----------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Life Investment Fund
    International         5/1/87           7.99%   12.28%     11.61%      1.99%   10.78%   10.11%       6.59%   10.88%    10.21%
-----------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
   Newport Tiger Fund,
     Variable Series      5/1/95          64.19%     - -       1.65%    57.83%     - -     (4.35)%     62.50%    - -       0.25%
-----------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust
   MFS Emerging
     Growth               7/24/95         24.52%     - -      26.65%     18.18%    - -     20.65%     22.80%     _ _      25.25%
   MFS Global
     Governments          6/14/94          2.58%     4.40%     4.40%     (3.44)%   2.90%    2.90%      1.16%     3.00%     3.00%
   MFS Growth
     With Income          10/9/95         11.50%     - -      24.02%      5.34%    - -     18.02%      9.95%     _ _      22.62%
   MFS High Income        7/26/95          0.10%     - -       8.95%     (5.89)%   - -      2.95%     (1.29)%    _ _       7.55%
   MFS Research           7/26/95         13.00%     - -      22.00%      6.82%    - -     16.00%     11.43%     _ _      20.60%
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX C
PERFORMANCE INFORMATION (continued)
Total Return for the periods ended 6/30/99:
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
-----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception    1 yr     5 yrs   inception
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust

   PIMCO High Yield Bond  4/30/98         2.28%      - -       2.83%   (3.72)%     - -     (3.17)%     0.88%     - -       1.43%
   PIMCO Low Duration
     Bond                 2/16/99         - -        - -       1.28%     - -       - -     (4.34)%     - -       - -       0.76%
   PIMCO StocksPLUS
     Growth and Income   12/31/97        23.86%      - -      28.16%   17.86%      - -     22.16%     22.46%     - -      26.76%
   PIMCO Total Return
     Bond                12/31/97         3.55%      - -       4.42%   (2.45)%     - -     (1.58)%     2.15%     - -       3.02%
-----------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
   Putnam VT Growth
     and Income -
     Class IA Shares      2/1/88         16.14%     21.98%    15.93%    9.91%     20.48%   14.43%     14.53%    20.58%    14.53%
   Putnam VT International
     Growth - Class
     IA Shares            1/2/97         11.34%      - -      19.20%    5.19%      - -     13.20%      9.80%     - -      17.80%
   Putnam VT International
     New Opportunities -
     Class IA Shares      1/2/97         18.82%      - -      13.82%   12.57%      - -      7.82%     17.18%     - -      12.42%
   Putnam VT New Value -
     Class IA Shares      1/2/97         17.01%      - -      15.39%   10.77%      - -      9.39%     15.38%     - -      13.99%
   Putnam VT Vista -
     Class IA Shares      1/2/97         15.28%      - -      22.58%    9.06%      - -     16.58%     13.68%     - -      21.18%
------------------------------------------------------------------------------------------------------------------------------------

Templeton Variable Products
Series Fund
  *Franklin Small Cap Investments,
     Class 1 Shares       5/1/98         15.12%      - -       8.36%     9.12%     - -      2.36%     13.72%     - -       6.96%
  *Mutual Shares Investments,
     Class 1 Shares       5/1/98         17.41%      - -      10.14%    11.41%     - -      4.14%     16.01%     - -       8.74%
  *Templeton Developing
     Markets Fund, Class
     1 Shares             3/4/96         47.76%      - -      (8.10)%   41.76%     - -    (14.10)%    46.36%     - -      (9.50)%
   Templeton
     International Fund,
     Class 1 Shares       5/1/92          5.39%     15.27%    14.69%    (0.61)%   13.77%   13.19%      3.99%    13.87%    13.29%
-----------------------------------------------------------------------------------------------------------------------------------
*Past expense reductions by the manager increased returns.



Please send me, at no charge, the Statement of Additional Information dated November __, 1999, for the annuity contract issued by Cova.


               (Please print or type and fill in all information)




--------------------------------------------------------------------------------
Name




--------------------------------------------------------------------------------
Address




--------------------------------------------------------------------------------
City                               State                    Zip Code


CC-____ (11/99)                                                         NAVI-CA












------------------------------
------------------------------
------------------------------




                         Cova Financial Life
                           Insurance Company
                         Attn: Variable Products
                         One Tower Lane
                         Suite 3000
                         Oakbrook Terrace, Illinois  60181-4644







                                       COVA
                       Cova Financial Life Insurance Company




                         Marketing and Executive Office
                           One Tower Lane, Suite 3000
                        Oakbrook Terrace, IL 60181-4644
                                  800-523-1661




                             Annuity Service Office
                                 P.O. Box 10366
                              Des Moines, IA 50306-9775
                                  800-343-8496









CC-3035 (5/99)     Policy Form Series XLCC-648, XLCC-833        21-CSA-CA (5/99)




                                      PART B

                       STATEMENT OF ADDITIONAL INFORMATION

             INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT

                                    issued by

                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                                       AND

                      COVA FINANCIAL LIFE INSURANCE COMPANY

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED NOVEMBER __, 1999 FOR THE INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644,
(800) 831-5433.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED NOVEMBER ___, 1999.

                                 TABLE OF CONTENTS

                                                                            Page

COMPANY  ....................................................................  3

EXPERTS  ....................................................................  3

LEGAL OPINIONS...............................................................  3

DISTRIBUTION.................................................................  3
         Reduction or Elimination of the Withdrawal Charge...................  4

CALCULATION OF PERFORMANCE INFORMATION.......................................  4
         Total Return........................................................  4
         Historical Unit Values..............................................  6
         Reporting Agencies..................................................  7

FEDERAL TAX STATUS...........................................................  7
         General  ...........................................................  7
         Diversification.....................................................  8
         Multiple Contracts.................................................. 10
         Contracts Owned by Other than Natural Persons....................... 10
         Tax Treatment of Assignments or Transfer of Ownership............... 10
         Income Tax Withholding.............................................  11
         Tax Treatment of Withdrawals - Non-Qualified Contracts.............  11
         Qualified Plans....................................................  12
         Tax Treatment of Withdrawals - Qualified Contracts.................  15
         Tax-Sheltered Annuities - Withdrawal Limitations...................  16

ANNUITY PROVISIONS..........................................................  16
         Variable Annuity...................................................  16
         Fixed Annuity......................................................  17
         Annuity Unit Value.................................................  17
         Net Investment Factor..............................................  17
         Mortality and Expense Guarantee....................................  18

FINANCIAL STATEMENTS........................................................  18


                                     COMPANY

Cova   Financial  Life   Insurance   Company  (the   "Company")  was  originally
incorporated on September 6, 1972 as Industrial Indemnity Life Insurance Company, a California corporation and changed its name on January 1, 1986 to Xerox Financial Life Insurance Company. The Company presently is licensed to do business in the state of California. On June 1, 1995 a wholly-owned subsidiary of General American Life Insurance Company ("General American") purchased Xerox Financial Services Life Insurance Company ("Xerox Life"), an affiliate of the Company, from Xerox Financial Services, Inc. The acquisition of Xerox Life included related companies, including the Company. On June 1, 1995 the Company changed its name to Cova Financial Life Insurance Company.

General American is a St. Louis-based mutual company with more than $300 billion of life insurance in force and approximately $24 billion in assets. It provides life and health insurance, retirement plans, and related financial services to individuals and groups.

On August 26, 1999, it was announced that The Metropolitan Life Insurance Company would purchase General American Life Insurance Company, the parent company of Cova. Metropolitan Life is one of the country's oldest and most financially sound life insurance organizations.

                                     EXPERTS

The balance sheets of the Company as of December 31, 1998 and 1997, and the related statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1998, and the statement of assets and liabilities of the Separate Account as of December 31, 1998, and the related statement of operations for the year then ended and the statements of changes in net assets for the two years then ended, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                  DISTRIBUTION

Cova Life Sales Company ("Life Sales") acts as the distributor. Prior to June 1, 1995, Cova Life Sales Company was known as Xerox Life Sales Company. Life Sales is an affiliate of the Company. The offering is on a continuous basis.

Reduction or Elimination of the Withdrawal Charge

The amount of the Withdrawal Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Withdrawal Charge will be determined by the Company after examination of all the relevant factors such as:

     1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

     3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Withdrawal Charge.

The Withdrawal Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Withdrawal Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                   CALCULATION OF PERFORMANCE INFORMATION

Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Premium, a .15% Administrative Expense Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Withdrawal Charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                          n
                                 P (1 + T) = ERV

Where:

          P = a hypothetical initial payment of $1,000

          T = average annual total return

          n = number of years

          ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any contract maintenance charge and withdrawal charge. The deduction of any contract maintenance charge and withdrawal charge would reduce any percentage increase or make greater any percentage decrease.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

The contracts are relatively new and therefore have no meaningful performance history. However, the Separate Account and certain Portfolios have been in existence for sometime and consequently have an investment performance history. In order to show how the historical investment performance of the Separate Account and the Portfolios affect accumulation unit values, performance information was developed. The information is based upon the historical experience of the Separate Account and the Portfolios and is for the periods shown. The prospectus contains performance information.

Future performance of the Portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance for a Portfolio is calculated for a specified period of time by assuming an initial Purchase Payment of $1,000 allocated to the Portfolio. There are performance figures for the Accumulation Units which reflect the insurance charges as well as the Portfolio expenses. There are also performance figures for the Accumulation Units which reflect the insurance charges, the contract maintenance charge, the Portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial Purchase Payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

Historical Unit Values

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

                               FEDERAL TAX STATUS

General

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will
be  managed  in  such  a  manner  as  to  comply   with  these   diversification
requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments or Transfer of Ownership

An assignment, pledge or transfer of ownership of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign, pledge or transfer ownership of their Contracts.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.   Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Employee loans are not allowable under the Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     ROTH IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.   Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a)if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable)to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a qualified plan must commence no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Tax-Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                               ANNUITY PROVISIONS

Variable Annuity

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account. At the Annuity Date, the Contract Value in each investment portfolio will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity Payment is the sum of all investment portfolios' Variable Annuity Payments reduced by the applicable Contract Maintenance Charge.

Fixed Annuity

A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The first monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.

Annuity Unit Value

The value of an Annuity Unit for each investment portfolio was arbitrarily set initially at $10. This was done when the first investment portfolio shares were purchased. The investment portfolio Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the investment portfolio Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit value is being calculated, and (b) 0.999919.

Net Investment Factor

The Net Investment Factor for any investment portfolio for any Valuation Period is determined by dividing:

(a) the Accumulation Unit value as of the close of the current Valuation Period, by

(b) the Accumulation Unit value as of the close of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.

Mortality and Expense Guarantee

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
June 30, 1999
Unaudited

Assets:
 Investments:
   Cova Series Trust (Trust):
      Lord Abbett Growth and Income Portfolio      1,964,967 shares at a net asset value of $23.682058 per share      $ 46,534,465
      Bond Debenture Portfolio                       852,809 shares at a net asset value of $12.503713 per share        10,663,274
      Developing Growth Portfolio                    100,798 shares at a net asset value of $13.012586 per share         1,311,643
      Large Cap Research Portfolio                    92,690 shares at a net asset value of $13.570827 per share         1,257,884
      Mid-Cap Value Portfolio                        107,753 shares at a net asset value of $11.802264 per share         1,271,727
      Quality Bond Portfolio                         687,141 shares at a net asset value of $10.786856 per share         7,412,094
      Small Cap Stock Portfolio                      676,887 shares at a net asset value of $12.704940 per share         8,599,811
      Large Cap Stock Portfolio                    1,551,676 shares at a net asset value of $20.430631 per share        31,701,712
      Select Equity Portfolio                      1,224,622 shares at a net asset value of $17.903279 per share        21,924,756
      International Equity Portfolio                 807,216 shares at a net asset value of $13.590555 per share        10,970,517
   General American Capital Company (GACC):
      Money Market Fund                               73,401 shares at a net asset value of $19.715236 per share         1,447,113
   Russell Insurance Funds (Russell):
      Multi-Style Equity Fund                        120,253 shares at a net asset value of     $16.63 per share         1,999,807
      Aggressive Equity Fund                          24,065 shares at a net asset value of     $12.79 per share           307,791
      Non-US Fund                                     67,632 shares at a net asset value of     $11.73 per share           793,324
      Core Bond Fund                                 175,622 shares at a net asset value of     $10.12 per share         1,777,293
   AIM Variable Insurance Funds, Inc. (AIM):
      AIM V.I. Value Fund                             37,887 shares at a net asset value of     $30.04 per share         1,138,120
      AIM V.I. Capital Appreciation Fund              10,612 shares at a net asset value of     $27.60 per share           292,905
      AIM V.I. International Equity Fund              11,550 shares at a net asset value of     $20.49 per share           236,669
   Alliance Variable Products Series Fund Inc.
          (Alliance):
      Premier Growth Portfolio                        52,086 shares at a net asset value of     $34.58 per share         1,801,144
      Real Estate Investment Portfolio                17,427 shares at a net asset value of      $9.91 per share           172,698
   Liberty Variable Investment Trust (Liberty):
      Newport Tiger Fund, Variable Series             15,542 shares at a net asset value of      $2.03 per share            31,550
   Goldman Sachs Variable Insurance Trust
          (Goldman Sachs):
      Growth and Income Fund                          15,439 shares at a net asset value of     $11.54 per share           178,171
      International Equity Fund                       17,709 shares at a net asset value of     $12.23 per share           216,581
      Global Income Fund                               3,210 shares at a net asset value of     $10.17 per share            32,644
   Kemper Variable Series (Kemper):
      Kemper Dreman High Return Equity Portfolio         104 shares at a net asset value of  $1.064610 per share               110
      Kemper Small Cap Growth Portfolio               33,731 shares at a net asset value of  $2.054050 per share            69,285
      Kemper Small Cap Value Portfolio               182,589 shares at a net asset value of  $1.118560 per share           204,237
      Kemper Government Securities Portfolio         106,834 shares at a net asset value of  $1.149070 per share           122,760
   MFS Variable Insurance Trust (MFS):
      MFS Bond Series                                      9 shares at a net asset value of     $10.97 per share               104
      MFS Research Series                             30,369 shares at a net asset value of     $20.48 per share           621,954
      MFS Growth with Income Series                   52,769 shares at a net asset value of     $21.14 per share         1,115,543
      MFS Emerging Growth Series                      36,305 shares at a net asset value of     $24.22 per share           879,296
      MFS Foreign & Colonial Emerging Markets
          Equity Series                                3,208 shares at a net asset value of      $7.22 per share            23,160
      MFS High Income Series                          14,433 shares at a net asset value of     $11.33 per share           163,530
      MFS Global Governments Series                      709 shares at a net asset value of      $9.99 per share             7,084

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
June 30, 1999
Unaudited

Assets, continued:
 Investments, continued:
   Oppenheimer Variable Account Funds (Oppenheimer):
      Oppenheimer Capital Appreciation Fund                 2,574 shares at a net asset value of $40.75 per share        $ 104,880
      Oppenheimer Main Street Growth & Income Fund         13,251 shares at a net asset value of $23.20 per share          307,424
      Oppenheimer High Income Fund                         13,697 shares at a net asset value of $10.67 per share          146,149
      Oppenheimer Bond Fund                                39,949 shares at a net asset value of $11.50 per share          459,409
      Oppenheimer Strategic Bond Fund                      10,012 shares at a net asset value of  $4.84 per share           48,460
   Putnam Variable Trust (Putnam)
      Putnam VT Growth and Income Fund                     44,625 shares at a net asset value of $29.18 per share        1,302,162
      Putnam VT New Value Fund                              2,430 shares at a net asset value of $13.52 per share           32,848
      Putnam  VT Vista Fund                                 9,943 shares at a net asset value of $16.60 per share          165,054
      Putnam VT International Growth Fund                  56,375 shares at a net asset value of $15.19 per share          856,343
      Putnam VT International New Opportunities Fund        7,920 shares at a net asset value of $13.73 per share          108,739
   Templeton Variable Products Series Fund (Templeton):
      Templeton Bond Fund                                      10 shares at a net asset value of $10.04 per share               98
      Franklin Small Cap Investments Fund                     241 shares at a net asset value of $10.74 per share            2,590
      Templeton Stock Fund                                  2,994 shares at a net asset value of $21.28 per share           63,714
      Templeton International Fund                         10,504 shares at a net asset value of $19.85 per share          208,513
      Templeton Developing Markets Fund                    14,179 shares at a net asset value of  $7.23 per share          102,513
      Mutual Shares Investments Fund                        4,284 shares at a net asset value of $11.16 per share           47,812
      Franklin Growth Investments Fund                      2,260 shares at a net asset value of $13.13 per share           29,676
   Variable Insurance Products Fund, Fund II and
         Fund III (Fidelity):
      VIP Growth Portfolio                                    661 shares at a net asset value of $45.73 per share           30,208
      VIP II Contrafund Portfolio                             175 shares at a net asset value of $26.10 per share            4,580
      VIP III Growth Opportunities Portfolio                  276 shares at a net asset value of $23.64 per share            6,513
      VIP III Growth & Income Portfolio                     4,275 shares at a net asset value of $17.10 per share           73,098
      VIP Equity-Income Portfolio                           1,430 shares at a net asset value of $27.25 per share           38,957
                                                                                                                   ----------------
          Total assets                                                                                               $ 159,420,496
                                                                                                                   ================


Liabilities:
    Liberty Newport Tiger Fund, Variable                                                                                      $ 64
    Franklin Small Cap Investments                                                                                               3
    Templeton Stock                                                                                                             93
    Templeton International                                                                                                    385
    Templeton Developing Markets                                                                                               215
    Templeton Mutual Shares Investments                                                                                         84
    Franklin Growth Investments                                                                                                 17
    Fidelity VIP Growth                                                                                                        109
    Fidelity VIP II Contrafund                                                                                                  15
    Fidelity VIP III Growth Opportunities                                                                                       32
    Fidelity VIP III Growth & Income                                                                                           286
    Fidelity VIP Equity-Income                                                                                                 132
                                                                                                                    ----------------
             Total liabilities                                                                                             $ 1,435
                                                                                                                    ================

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
June 30, 1999
Unaudited

Net assets:
    Accumulation units:
      Trust Lord Abbett Growth and Income                1,190,290 accumulation units at  $39.095071 per unit      $ 46,534,465
      Trust Bond Debenture                                 787,761 accumulation units at  $13.536178 per unit        10,663,274
      Trust Developing Growth                              103,083 accumulation units at  $12.724207 per unit         1,311,643
      Trust Large Cap Research                              94,431 accumulation units at  $13.320653 per unit         1,257,884
      Trust Mid-Cap Value                                  110,007 accumulation units at  $11.560422 per unit         1,271,727
      Trust Quality Bond                                   639,959 accumulation units at  $11.582147 per unit         7,412,094
      Trust Small Cap Stock                                649,071 accumulation units at  $13.249411 per unit         8,599,811
      Trust Large Cap Stock                              1,456,851 accumulation units at  $21.760437 per unit        31,701,712
      Trust Select Equity                                1,167,029 accumulation units at  $18.786819 per unit        21,924,756
      Trust International Equity                           810,816 accumulation units at  $13.530210 per unit        10,970,517
      GACC Money Market                                    128,072 accumulation units at  $11.299208 per unit         1,447,113
      Russell Multi-Style Equity                           140,966 accumulation units at  $14.186493 per unit         1,999,807
      Russell Aggressive Equity                             30,679 accumulation units at  $10.032732 per unit           307,791
      Russell Non-US                                        66,742 accumulation units at  $11.886482 per unit           793,324
      Russell Core Bond                                    170,243 accumulation units at  $10.439720 per unit         1,777,293
      AIM V.I. Value                                        76,589 accumulation units at  $14.860062 per unit         1,138,120
      AIM V.I. Capital Appreciation                         22,822 accumulation units at  $12.834364 per unit           292,905
      AIM V.I. International Equity                         19,985 accumulation units at  $11.842406 per unit           236,669
      Alliance Premier Growth                              109,670 accumulation units at  $16.423320 per unit         1,801,144
      Alliance Real Estate Investment                       20,503 accumulation units at   $8.423121 per unit           172,698
      Liberty Newport Tiger Fund, Variable                   2,639 accumulation units at  $11.928849 per unit            31,486
      Goldman Sachs Growth and Income                       16,391 accumulation units at  $10.869858 per unit           178,171
      Goldman Sachs International Equity                    18,603 accumulation units at  $11.642518 per unit           216,581
      Goldman Sachs Global Income                            3,084 accumulation units at  $10.584393 per unit            32,644
      Kemper Dreman High Return Equity                          10 accumulation units at  $11.040000 per unit               110
      Kemper Small Cap Growth                                5,733 accumulation units at  $12.086038 per unit            69,285
      Kemper Small Cap Value                                22,134 accumulation units at   $9.322726 per unit           204,237
      Kemper Government Securities                          11,620 accumulation units at  $10.564382 per unit           122,760
      MFS Bond                                                  10 accumulation units at  $10.356000 per unit               104
      MFS Research                                          47,243 accumulation units at  $13.165059 per unit           621,954
      MFS Growth with Income                                87,892 accumulation units at  $12.692150 per unit         1,115,543
      MFS Emerging Growth                                   59,264 accumulation units at  $14.837048 per unit           879,296
      MFS/Foreign & Colonial Emerging Markets Equity         2,895 accumulation units at   $7.998729 per unit            23,160
      MFS High Income                                       15,906 accumulation units at  $10.281026 per unit           163,530
      MFS Global Governments                                   689 accumulation units at  $10.283862 per unit             7,084
      Oppenheimer Capital Appreciation                       7,447 accumulation units at  $14.082942 per unit           104,880
      Oppenheimer Main Street Growth & Income               26,114 accumulation units at  $11.772262 per unit           307,424
      Oppenheimer High Income                               14,309 accumulation units at  $10.213444 per unit           146,149
      Oppenheimer Bond                                      44,596 accumulation units at  $10.301628 per unit           459,409
      Oppenheimer Strategic Bond                             4,794 accumulation units at  $10.108287 per unit            48,460
      Putnam VT Growth and Income                          103,960 accumulation units at  $12.525638 per unit         1,302,162
      Putnam VT New Value                                    2,757 accumulation units at  $11.916467 per unit            32,848
      Putnam VT Vista                                       12,486 accumulation units at  $13.219555 per unit           165,054
      Putnam VT International Growth                        65,433 accumulation units at  $13.087306 per unit           856,343
      Putnam VT International New Opportunities              8,020 accumulation units at  $13.558702 per unit           108,739

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
June 30, 1999
Unaudited


Net assets, continued:
    Accumulation units, continued:
      Templeton Bond                                   10 accumulation units at           $9.816000 per unit                  $ 98
      Franklin Small Cap Investments                  213 accumulation units at          $12.136171 per unit                 2,587
      Templeton Stock                               5,435 accumulation units at          $11.704915 per unit                63,621
      Templeton International                      20,763 accumulation units at          $10.024137 per unit               208,128
      Templeton Developing Markets                  9,510 accumulation units at          $10.757350 per unit               102,298
      Templeton Mutual Shares Investments           4,327 accumulation units at          $11.031485 per unit                47,728
      Franklin Growth Investments                   2,550 accumulation units at          $11.629394 per unit                29,659
      Fidelity VIP Growth                           2,019 accumulation units at          $14.907940 per unit                30,099
      Fidelity VIP II Contrafund                      332 accumulation units at          $13.740706 per unit                 4,565
      Fidelity VIP III Growth Opportunities           519 accumulation units at          $12.492249 per unit                 6,481
      Fidelity VIP III Growth & Income              5,541 accumulation units at          $13.141588 per unit                72,812
      Fidelity VIP Equity-Income                    3,248 accumulation units at          $11.954405 per unit                38,825
                                                                                                                   ----------------
             Total net assets                                                                                        $ 159,419,061
                                                                                                                   ================


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Six months ended June 30, 1999
Unaudited

                                                                                 Trust
                                         ------------------------------------------------------------------------------------------
                                                                                VKAC      Lord Abbett
                                                                               Growth       Growth
                                          Quality       Money       Stock        and          and           Bond       Developing
                                         Income (1)   Market (1)  Index (1)  Income (1)   Income (2)     Debenture       Growth
                                         -----------  ----------  ---------- ------------ ------------  ------------  -------------
Income:
    Dividends                           $    27,755         223      13,623       13,703            -             -              -
                                         -----------  ----------  ---------- ------------ ------------  ------------  -------------

Expenses:
    Mortality and expense risk                  210          73         637          582      251,173        61,771          6,280
    Administrative fee                           25           9          76           70       30,141         7,413            754
                                         -----------  ----------  ---------- ------------ ------------  ------------  -------------
        Total expenses                          235          82         713          652      281,314        69,184          7,034
                                         -----------  ----------  ---------- ------------ ------------  ------------  -------------

        Net investment
           income (loss)                     27,520         141      12,910       13,051     (281,314)      (69,184)        (7,034)
                                         -----------  ----------  ---------- ------------ ------------  ------------  -------------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                (16,882)          -     308,128      112,186       (1,148)       18,117            503
    Realized gain distributions                   -           -     232,665      207,864            -             -              -
                                         -----------  ----------  ---------- ------------ ------------  ------------  -------------
        Net realized gain (loss)            (16,882)          -     540,793      320,050       (1,148)       18,117            503
                                         -----------  ----------  ---------- ------------ ------------  ------------  -------------

Change in unrealized appreciation           (19,209)          -    (491,713)    (316,285)   4,040,799        69,197        157,049
                                         -----------  ----------  ---------- ------------ ------------  ------------  -------------

        Net increase (decrease) in net
           from operations              $    (8,571)        141      61,990       16,816    3,758,337        18,130        150,518
                                         ===========  ==========  ========== ============ ============  ============  =============


(1)   Sub-account ceased operations on January 8, 1999.
(2)   Sub-account commenced operations on January 8, 1999.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Six months ended June 30, 1999
Unaudited

                                                                                   Trust
                                         ------------------------------------------------------------------------------------------

                                           Large                                Small        Large
                                            Cap       Mid-Cap      Quality       Cap          Cap          Select     International
                                         Research      Value        Bond        Stock        Stock         Equity        Equity
                                         ----------  ----------  -----------  ----------  ------------  ------------ --------------
Income:
    Dividends                           $        -           -            -           -             -             -              -
                                         ----------  ----------  -----------  ----------  ------------  ------------ --------------

Expenses:
    Mortality and expense risk               5,572       6,477       44,805      50,233       171,675       122,295         65,166
    Administrative fee                         669         777        5,376       6,028        20,601        14,675          7,820
                                         ----------  ----------  -----------  ----------  ------------  ------------ --------------
        Total expenses                       6,241       7,254       50,181      56,261       192,276       136,970         72,986
                                         ----------  ----------  -----------  ----------  ------------  ------------ --------------

        Net investment
           income (loss)                    (6,241)     (7,254)     (50,181)    (56,261)     (192,276)     (136,970)       (72,986)
                                         ----------  ----------  -----------  ----------  ------------  ------------ --------------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                 3,084         529       16,468     (17,727)      134,172       139,281         46,737
    Realized gain distributions                  -           -            -           -             -             -              -
                                         ----------  ----------  -----------  ----------  ------------  ------------ --------------
        Net realized gain (loss)             3,084         529       16,468     (17,727)      134,172       139,281         46,737
                                         ----------  ----------  -----------  ----------  ------------  ------------ --------------

Change in unrealized appreciation          115,694     133,043     (166,690)    499,033     3,214,114     2,067,060        546,439
                                         ----------  ----------  -----------  ----------  ------------  ------------ --------------

        Net increase (decrease) in net
           from operations              $  112,537     126,318     (200,403)    425,045     3,156,010     2,069,371        520,190
                                         ==========  ==========  ===========  ==========  ============  ============ ==============

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Six months ended June 30, 1999
Unaudited

                                             GACC     Lord Abbett                         Russell                            AIM
                                          ----------  -------------  --------------------------------------------------   ----------

                                                         Growth        Multi-
                                            Money          and          Style      Aggressive                   Core
                                            Market     Income (1)      Equity        Equity       Non-US        Bond      V.I. Value
                                          ----------  -------------  -----------  ------------   ---------   ----------   ----------
Income:
    Dividends                           $         -              -        3,520           180       3,982       26,899            -
                                          ----------  -------------  -----------  ------------   ---------   ----------   ----------

Expenses:
    Mortality and expense risk               10,038         10,298        8,370         1,193       3,187        7,549        3,235
    Administrative fee                        1,205          1,235        1,004           143         382          906          388
                                          ----------  -------------  -----------  ------------   ---------   ----------   ----------
        Total expenses                       11,243         11,533        9,374         1,336       3,569        8,455        3,623
                                          ----------  -------------  -----------  ------------   ---------   ----------   ----------

        Net investment
           income (loss)                    (11,243)       (11,533)      (5,854)       (1,156)        413       18,444       (3,623)
                                          ----------  -------------  -----------  ------------   ---------   ----------   ----------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                 17,013      4,505,534          858          (140)        549         (353)       3,277
    Realized gain distributions                   -              -       68,270           239           -       15,241            -
                                          ----------  -------------  -----------  ------------   ---------   ----------   ----------
        Net realized gain (loss)             17,013      4,505,534       69,128            99         549       14,888        3,277
                                          ----------  -------------  -----------  ------------   ---------   ----------   ----------

Change in unrealized appreciation            21,576     (2,782,796)      86,323        17,597      39,178      (58,676)      57,590
                                          ----------  -------------  -----------  ------------   ---------   ----------   ----------

        Net increase (decrease) in net
           from operations              $    27,346      1,711,205      149,597        16,540      40,140      (25,344)      57,244
                                          ==========  =============  ===========  ============   =========   ==========   ==========


(1) Sub-account ceased operations on January 8, 1999.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Six months ended June 30, 1999
Unaudited

                                                     AIM                      Alliance         Liberty          Goldman Sachs
                                         ----------------------------- ---------------------  ----------  --------------------------
                                                                                               Newport
                                                             V.I.                   Real        Tiger       Growth
                                         V.I. Capital    International Premier     Estate       Fund,        and       International
                                         Appreciation       Equity      Growth   Investment    Variable     Income        Equity
                                         -------------  -------------- --------- -----------  ----------  ----------  --------------
Income:
    Dividends                           $           -               -         -       7,818           -           -               -
                                         -------------  -------------- --------- -----------  ----------  ----------  --------------

Expenses:
    Mortality and expense risk                    749           1,130     8,213       1,123         158         944           1,231
    Administrative fee                             90             136       985         135          19         113             148
                                         -------------  -------------- --------- -----------  ----------  ----------  --------------
        Total expenses                            839           1,266     9,198       1,258         177       1,057           1,379
                                         -------------  -------------- --------- -----------  ----------  ----------  --------------

        Net investment
           income (loss)                         (839)         (1,266)   (9,198)      6,560        (177)     (1,057)         (1,379)
                                         -------------  -------------- --------- -----------  ----------  ----------  --------------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                    1,498          (2,223)    8,483      (4,327)          -         402             904
    Realized gain distributions                     -               -    21,117           -           -           -               -
                                         -------------  -------------- --------- -----------  ----------  ----------  --------------
        Net realized gain (loss)                1,498          (2,223)   29,600      (4,327)          -         402             904
                                         -------------  -------------- --------- -----------  ----------  ----------  --------------

Change in unrealized appreciation              16,819          10,127   126,794       7,325       6,927      15,609           4,829
                                         -------------  -------------- --------- -----------  ----------  ----------  --------------

        Net increase (decrease) in net
           from operations              $      17,478           6,638   147,196       9,558       6,750      14,954           4,354
                                         =============  ============== ========= ===========  ==========  ==========  ==============

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Six months ended June 30, 1999
Unaudited

                                           Goldman
                                            Sachs                           Kemper                                 MFS
                                          ----------  --------------------------------------------------  ----------------------
                                                        Dreman
                                                         High        Small       Small
                                            Global      Return        Cap         Cap       Government
                                            Income      Equity       Growth      Value      Securities      Bond      Research
                                          ----------  -----------  ----------  ----------  -------------  ---------  -----------
Income:
    Dividends                           $         -            1                   1,730          3,820          2          988
                                          ----------  -----------  ----------  ----------  -------------  ---------  -----------

Expenses:
    Mortality and expense risk                  204            -         329       1,068            396          -        2,792
    Administrative fee                           25            -          39         128             48          -          335
                                          ----------  -----------  ----------  ----------  -------------  ---------  -----------
        Total expenses                          229            -         368       1,196            444          -        3,127
                                          ----------  -----------  ----------  ----------  -------------  ---------  -----------

        Net investment
           income (loss)                       (229)           1        (368)        534          3,376          2       (2,139)
                                          ----------  -----------  ----------  ----------  -------------  ---------  -----------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                     (1)           -          16      (2,633)            (8)         -          105
    Realized gain distributions                   -            -           -           -              -          -        5,219
                                          ----------  -----------  ----------  ----------  -------------  ---------  -----------
        Net realized gain (loss)                 (1)           -          16      (2,633)            (8)         -        5,324
                                          ----------  -----------  ----------  ----------  -------------  ---------  -----------

Change in unrealized appreciation              (481)           4       3,568      15,629         (3,812)        (3)      38,228
                                          ----------  -----------  ----------  ----------  -------------  ---------  -----------

        Net increase (decrease) in net
           from operations              $      (711)           5       3,216      13,530           (444)        (1)      41,413
                                          ==========  ===========  ==========  ==========  =============  =========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Six months ended June 30, 1999
Unaudited

                                                                    MFS                                        Oppenheimer
                                         -----------------------------------------------------------  ------------------------------
                                                                  F&C                                                   Main Street
                                         Growth                Emerging                                                   Growth
                                          with     Emerging     Markets      High         Global         Capital            and
                                         Income     Growth      Equity      Income     Governments     Appreciation       Income
                                         --------  ---------  -----------  ---------  --------------  --------------   -------------
Income:
    Dividends                           $  3,198          -            -      8,526             322             262             815
                                         --------  ---------  -----------  ---------  --------------  --------------   -------------

Expenses:
    Mortality and expense risk             5,880      4,672          161        918              34             504           1,321
    Administrative fee                       706        561           19        110               4              61             159
                                         --------  ---------  -----------  ---------  --------------  --------------   -------------
        Total expenses                     6,586      5,233          180      1,028              38             565           1,480
                                         --------  ---------  -----------  ---------  --------------  --------------   -------------

        Net investment
           income (loss)                  (3,388)    (5,233)        (180)     7,498             284            (303)           (665)
                                         --------  ---------  -----------  ---------  --------------  --------------   -------------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                               3,760      3,594       (2,147)     1,428               -             120             175
    Realized gain distributions            3,839          -            -          -               -           2,880           1,373
                                         --------  ---------  -----------  ---------  --------------  --------------   -------------
        Net realized gain (loss)           7,599      3,594       (2,147)     1,428               -           3,000           1,548
                                         --------  ---------  -----------  ---------  --------------  --------------   -------------

Change in unrealized appreciation         50,003     89,208        7,649     (2,844)           (499)          9,366          30,515
                                         --------  ---------  -----------  ---------  --------------  --------------   -------------

        Net increase (decrease) in net
           from operations              $ 54,214     87,569        5,322      6,082            (215)         12,063          31,398
                                         ========  =========  ===========  =========  ==============  ==============   =============

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Six months ended June 30, 1999
Unaudited

                                                     Oppenheimer                                      Putnam
                                          ----------------------------------  -----------------------------------------------------

                                                                                VT Growth                                  VT
                                            High                   Strategic       and         VT New                 International
                                           Income       Bond         Bond        Income        Value       VT Vista      Growth
                                          ---------   ---------   ----------  -------------  ----------  ------------ -------------
Income:
    Dividends                           $    8,100      22,575        1,644         15,328           3             -             -
                                          ---------   ---------   ----------  -------------  ----------  ------------ -------------

Expenses:
    Mortality and expense risk                 765       2,939          229          6,838         205           772         4,804
    Administrative fee                          92         353           27            821          25            93           577
                                          ---------   ---------   ----------  -------------  ----------  ------------ -------------
        Total expenses                         857       3,292          256          7,659         230           865         5,381
                                          ---------   ---------   ----------  -------------  ----------  ------------ -------------

        Net investment
           income (loss)                     7,243      19,283        1,388          7,669        (227)         (865)       (5,381)
                                          ---------   ---------   ----------  -------------  ----------  ------------ -------------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                   (27)     (1,496)        (112)         1,810       1,268           969         5,694
    Realized gain distributions                  -       2,168            -         76,488         668             -             -
                                          ---------   ---------   ----------  -------------  ----------  ------------ -------------
        Net realized gain (loss)               (27)        672         (112)        78,298       1,936           969         5,694
                                          ---------   ---------   ----------  -------------  ----------  ------------ -------------

Change in unrealized appreciation           (4,054)    (30,817)      (1,877)        20,151       2,920        16,624        85,874
                                          ---------   ---------   ----------  -------------  ----------  ------------ -------------

        Net increase (decrease) in net
           from operations              $    3,162     (10,862)        (601)       106,118       4,629        16,728        86,187
                                          =========   =========   ==========  =============  ==========  ============ =============

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Six months ended June 30, 1999
Unaudited

                                            Putnam                                      Templeton
                                         ------------- -----------------------------------------------------------------------------
                                              VT                  Franklin
                                         International            Small Cap                                               Mutual
                                             New                 Investments                             Developing       Shares
                                         Opportunities Bond (3)      (3)       Stock (4) International     Markets      Investments
                                         ------------- --------- ------------  --------- -------------  -------------  -------------
Income:
    Dividends                           $          36         -            -          -         1,768            833             35
                                         ------------- --------- ------------  --------- -------------  -------------  -------------

Expenses:
    Mortality and expense risk                    526         -            3         83           645            437            132
    Administrative fee                             63         -            -         10            77             52             16
                                         ------------- --------- ------------  --------- -------------  -------------  -------------
        Total expenses                            589         -            3         93           722            489            148
                                         ------------- --------- ------------  --------- -------------  -------------  -------------

        Net investment
           income (loss)                         (553)        -           (3)       (93)        1,046            344           (113)
                                         ------------- --------- ------------  --------- -------------  -------------  -------------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                      105         -            -        (26)           29          1,745              5
    Realized gain distributions                     -         -            -          -         6,140              -              -
                                         ------------- --------- ------------  --------- -------------  -------------  -------------
        Net realized gain (loss)                  105         -            -        (26)        6,169          1,745              5
                                         ------------- --------- ------------  --------- -------------  -------------  -------------

Change in unrealized appreciation              15,318        (2)         223        747         4,330         24,898          3,613
                                         ------------- --------- ------------  --------- -------------  -------------  -------------

        Net increase (decrease) in net
           from operations              $      14,870        (2)         220        628        11,545         26,987          3,505
                                         ============= ========= ============  ========= =============  =============  =============


(3)   Sub-account commenced operations on March 1, 1999.
(4)   Sub-account commenced operations on March 2, 1999.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Six months ended June 30, 1999
Unaudited

                                          Templeton                             Fidelity
                                         ------------ ------------------------------------------------------------
                                          Franklin
                                           Growth                               VIP III      VIP III      VIP
                                         Investments    VIP        VIP II        Growth     Growth &    Equity-
                                             (3)      Growth     Contrafund   Opportunities  Income      Income          Total
                                         ------------ ---------- ------------ ------------- ----------- -----------  --------------
Income:
    Dividends                           $          -         11            5            14         153         124         167,996
                                         ------------ ---------- ------------ ------------- ----------- -----------  --------------

Expenses:
    Mortality and expense risk                    15         85           13            28         204         107         881,476
    Administrative fee                             2         10            1             4          24          13         105,778
                                         ------------ ---------- ------------ ------------- ----------- -----------  --------------
        Total expenses                            17         95           14            32         228         120         987,254
                                         ------------ ---------- ------------ ------------- ----------- -----------  --------------

        Net investment
           income (loss)                         (17)       (84)          (9)          (18)        (75)          4        (819,258)
                                         ------------ ---------- ------------ ------------- ----------- -----------  --------------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                       -        110            -             -         145           5       5,289,556
    Realized gain distributions                    -        689           35            25         306         274         645,500
                                         ------------ ---------- ------------ ------------- ----------- -----------  --------------
        Net realized gain (loss)                   -        799           35            25         451         279       5,935,056
                                         ------------ ---------- ------------ ------------- ----------- -----------  --------------

Change in unrealized appreciation              1,562      1,293          141           559       2,515         695       7,798,997
                                         ------------ ---------- ------------ ------------- ----------- -----------  --------------

        Net increase (decrease) in net
           from operations              $      1,545      2,008          167           566       2,891         978      12,914,795
                                         ============ ========== ============ ============= =========== ===========  ==============


(3) Sub-account commenced operations on March 1, 1999.

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Six months ended June 30, 1999
Unaudited

                                                                                    Trust
                                           ---------------------------------------------------------------------------------------
                                                                                     VKAC      Lord Abbett
                                                                                    Growth      Growth
                                             Quality       Money        Stock        and          and         Bond       Developing
                                            Income (1)   Market (1)   Index (1)    Income (1)  Income (2)   Debenture     Growth
                                           -----------  -----------  -----------  ----------  -----------  -----------  ----------
Increase (decrease) in net assets from
  operations:
     Net investment income (loss)         $    27,520          141       12,910      13,051     (281,314)     (69,184)     (7,034)
     Net realized gain (loss)                 (16,882)           -      540,793     320,050       (1,148)      18,117         503
     Change in unrealized appreciation        (19,209)           -     (491,713)   (316,285)   4,040,799       69,197     157,049
                                           -----------  -----------  -----------  ----------  -----------  -----------  ----------
       Net increase (decrease) from
         operations                            (8,571)         141       61,990      16,816    3,758,337       18,130     150,518
                                           -----------  -----------  -----------  ----------  -----------  -----------  ----------

Contract transactions:
   Cova payments                                    -            -            -           -            -            -           -
   Cova redemptions                                 -            -            -           -            -            -           -
   Payments received from contract
     owners                                         -            -            -           -      462,638      253,620     106,340
   Transfers between sub-accounts
     (including fixed account), net          (762,920)    (267,611)  (2,368,403) (2,135,470)  43,539,312    1,840,270     272,493
   Transfers for contract benefits and
     terminations                                   -            -            -           -   (1,225,822)    (648,988)     (2,705)
                                           -----------  -----------  -----------  ----------  -----------  -----------  ----------
       Net increase (decrease) in net
         assets from contract
         transactions                        (762,920)    (267,611)  (2,368,403) (2,135,470)  42,776,128    1,444,902     376,128
                                           -----------  -----------  -----------  ----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets                              (771,491)    (267,470)  (2,306,413) (2,118,654)  46,534,465    1,463,032     526,646

Net assets at beginning of period             771,491      267,470    2,306,413   2,118,654            -    9,200,242     784,997
                                           -----------  -----------  -----------  ----------  -----------  -----------  ----------
Net assets as end of period               $         -            -            -           -   46,534,465   10,663,274   1,311,643
                                           ===========  ===========  ===========  ==========  ===========  ===========  ==========

(1)   Sub-account ceased operations on January 8, 1999.
(2)   Sub-account commenced operations on January 8, 1999.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Six months ended June 30, 1999
Unaudited

                                                                                Trust
                                         -------------------------------------------------------------------------------------------
                                          Large                               Small         Large
                                           Cap        Mid-Cap     Quality      Cap           Cap          Select       International
                                         Research      Value       Bond       Stock         Stock         Equity          Equity
                                         ---------- ------------ ---------- -----------  ------------  -------------  --------------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $   (6,241)      (7,254)   (50,181)    (56,261)     (192,276)      (136,970)        (72,986)
      Net realized gain (loss)               3,084          529     16,468     (17,727)      134,172        139,281          46,737
      Change in unrealized appreciation    115,694      133,043   (166,690)    499,033     3,214,114      2,067,060         546,439
                                         ---------- ------------ ---------- -----------  ------------  -------------  --------------
        Net increase (decrease) from
           operations                      112,537      126,318   (200,403)    425,045     3,156,010      2,069,371         520,190
                                         ---------- ------------ ---------- -----------  ------------  -------------  --------------

Contract transactions:
    Cova payments                                -            -          -           -             -              -               -
    Cova redemptions                             -            -          -           -             -              -               -
    Payments received from contract
      owners                               119,261       36,124    448,827      50,986       857,503        444,354         121,607
    Transfers between sub-accounts
      (including fixed account), net       441,670      230,025  1,326,216      22,470     6,238,944      2,266,781         515,012
    Transfers for contract benefits and
      terminations                          (5,606)     (12,737)  (132,251)   (252,776)     (551,390)      (739,823)       (231,904)
                                         ---------- ------------ ---------- -----------  ------------  -------------  --------------
        Net increase (decrease) in net
           assets from contract
           transactions                    555,325      253,412  1,642,792    (179,320)    6,545,057      1,971,312         404,715
                                         ---------- ------------ ---------- -----------  ------------  -------------  --------------

        Net increase (decrease) in net
           assets                          667,862      379,730  1,442,389     245,725     9,701,067      4,040,683         924,905

Net assets at beginning of period          590,022      891,997  5,969,705   8,354,086    22,000,645     17,884,073      10,045,612
                                         ---------- ------------ ---------- -----------  ------------  -------------  --------------
Net assets as end of period             $1,257,884    1,271,727  7,412,094   8,599,811    31,701,712     21,924,756      10,970,517
                                         ========== ============ ========== ===========  ============  =============  ==============

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Six months ended June 30, 1999
Unaudited

                                           GACC      Lord Abbett                      Russell                               AIM
                                         ----------  ------------- --------------------------------------------------  -------------
                                                        Growth       Multi-
                                          Money          and         Style     Aggressive                   Core
                                          Market      Income (1)     Equity      Equity       Non-US        Bond        V.I. Value
                                         ----------  ------------- ----------- -----------  ----------  -------------  -------------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $  (11,243)       (11,533)     (5,854)     (1,156)        413         18,444         (3,623)
      Net realized gain (loss)              17,013      4,505,534      69,128          99         549         14,888          3,277
      Change in unrealized appreciation     21,576     (2,782,796)     86,323      17,597      39,178        (58,676)        57,590
                                         ----------  ------------- ----------- -----------  ----------  -------------  -------------
        Net increase (decrease) from
           operations                       27,346      1,711,205     149,597      16,540      40,140        (25,344)        57,244
                                         ----------  ------------- ----------- -----------  ----------  -------------  -------------

Contract transactions:
    Cova payments                                -              -           -           -           -              -              -
    Cova redemptions                             -              -           -           -           -              -           (135)
    Payments received from contract
      owners                               297,017         60,200     892,083     144,898     367,032        470,730        391,173
    Transfers between sub-accounts
      (including fixed account), net       101,200    (38,834,206)    342,437      60,011     182,377        679,073        653,118
    Transfers for contract benefits and
      terminations                        (417,955)       (34,967)       (783)       (183)       (411)          (964)          (739)
                                         ----------  ------------- ----------- -----------  ----------  -------------  -------------
        Net increase (decrease) in net
           assets from contract
           transactions                    (19,738)   (38,808,973)  1,233,737     204,726     548,998      1,148,839      1,043,417
                                         ----------  ------------- ----------- -----------  ----------  -------------  -------------

        Net increase (decrease) in net
           assets                            7,608    (37,097,768)  1,383,334     221,266     589,138      1,123,495      1,100,661

Net assets at beginning of period        1,439,505     37,097,768     616,473      86,525     204,186        653,798         37,459
                                         ----------  ------------- ----------- -----------  ----------  -------------  -------------
Net assets as end of period             $1,447,113              -   1,999,807     307,791     793,324      1,777,293      1,138,120
                                         ==========  ============= =========== ===========  ==========  =============  =============


(1)   Sub-account ceased operations on January 8, 1999.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Six months ended June 30, 1999
Unaudited

                                                     AIM                      Alliance          Liberty          Goldman Sachs
                                         ----------------------------- ------------------------ ---------  -------------------------
                                                                                                Newport
                                                             V.I.                      Real      Tiger       Growth
                                         V.I. Capital    International Premier        Estate     Fund,        and     International
                                         Appreciation       Equity      Growth      Investment  Variable     Income      Equity
                                         -------------  -------------- ----------  ------------ ---------  ---------- -------------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $        (839)         (1,266)    (9,198)        6,560      (177)     (1,057)       (1,379)
      Net realized gain (loss)                  1,498          (2,223)    29,600        (4,327)        -         402           904
      Change in unrealized appreciation        16,819          10,127    126,794         7,325     6,927      15,609         4,829
                                         -------------  -------------- ----------  ------------ ---------  ---------- -------------
        Net increase (decrease) from
           operations                          17,478           6,638    147,196         9,558     6,750      14,954         4,354
                                         -------------  -------------- ----------  ------------ ---------  ---------- -------------

Contract transactions:
    Cova payments                                   -               -          -             -         -           -             -
    Cova redemptions                             (117)              -          -             -         -           -             -
    Payments received from contract
      owners                                  113,315          49,471    358,050         9,851     2,494      12,612        19,951
    Transfers between sub-accounts
      (including fixed account), net           96,816           7,683    440,573       (14,073)        -      19,944        11,348
    Transfers for contract benefits and
      terminations                               (319)         (1,336)   (63,851)       (9,263)        -         744          (125)
                                         -------------  -------------- ----------  ------------ ---------  ---------- -------------
        Net increase (decrease) in net
           assets from contract
           transactions                       209,695          55,818    734,772       (13,485)    2,494      33,300        31,174
                                         -------------  -------------- ----------  ------------ ---------  ---------- -------------

        Net increase (decrease) in net
           assets                             227,173          62,456    881,968        (3,927)    9,244      48,254        35,528

Net assets at beginning of period              65,732         174,213    919,176       176,625    22,242     129,917       181,053
                                         -------------  -------------- ----------  ------------ ---------  ---------- -------------
Net assets as end of period             $     292,905         236,669  1,801,144       172,698    31,486     178,171       216,581
                                         =============  ============== ==========  ============ =========  ========== =============

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Six months ended June 30, 1999
Unaudited

                                           Goldman
                                            Sachs                           Kemper                                 MFS
                                          ----------  --------------------------------------------------  ---------------------
                                                        Dreman
                                                         High       Small       Small
                                            Global      Return       Cap         Cap        Government
                                            Income      Equity      Growth      Value       Securities      Bond     Research
                                          ----------  ----------  ----------  ----------   -------------  --------  -----------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $      (229)          1        (368)        534           3,376         2       (2,139)
      Net realized gain (loss)                   (1)          -          16      (2,633)             (8)        -        5,324
      Change in unrealized appreciation        (481)          4       3,568      15,629          (3,812)       (3)      38,228
                                          ----------  ----------  ----------  ----------   -------------  --------  -----------
        Net increase (decrease) from
           operations                          (711)          5       3,216      13,530            (444)       (1)      41,413
                                          ----------  ----------  ----------  ----------   -------------  --------  -----------

Contract transactions:
    Cova payments                                 -           -           -           -               -         -            -
    Cova redemptions                              -           -           -           -               -         -            -
    Payments received from contract
      owners                                      -           -      16,891      46,548          44,474         -      132,734
    Transfers between sub-accounts
      (including fixed account), net            900           -       5,383       9,060          52,193         -      132,147
    Transfers for contract benefits and
      terminations                              (17)          -        (962)    (10,844)           (249)        -         (924)
                                          ----------  ----------  ----------  ----------   -------------  --------  -----------
        Net increase (decrease) in net
           assets from contract
           transactions                         883           -      21,312      44,764          96,418         -      263,957
                                          ----------  ----------  ----------  ----------   -------------  --------  -----------

        Net increase (decrease) in net
           assets                               172           5      24,528      58,294          95,974        (1)     305,370

Net assets at beginning of period            32,472         105      44,757     145,943          26,786       105      316,584
                                          ----------  ----------  ----------  ----------   -------------  --------  -----------
Net assets as end of period             $    32,644         110      69,285     204,237         122,760       104      621,954
                                          ==========  ==========  ==========  ==========   =============  ========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Six months ended June 30, 1999
Unaudited

                                                                      MFS                                       Oppenheimer
                                          -----------------------------------------------------------  -----------------------------
                                                                     F&C                                                 Main Street
                                             Growth               Emerging                                                 Growth
                                              with     Emerging    Markets    High         Global         Capital           and
                                             Income     Growth     Equity    Income     Governments     Appreciation       Income
                                          ------------ ---------- ---------- ---------  -------------  --------------   ------------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $      (3,388)    (5,233)      (180)    7,498            284            (303)          (665)
      Net realized gain (loss)                  7,599      3,594     (2,147)    1,428              -           3,000          1,548
      Change in unrealized appreciation        50,003     89,208      7,649    (2,844)          (499)          9,366         30,515
                                          ------------ ---------- ---------- ---------  -------------  --------------   ------------
        Net increase (decrease) from
           operations                          54,214     87,569      5,322     6,082           (215)         12,063         31,398
                                          ------------ ---------- ---------- ---------  -------------  --------------   ------------

Contract transactions:
    Cova payments                                   -          -          -         -              -               -              -
    Cova redemptions                                -          -          -         -              -               -              -
    Payments received from contract
      owners                                   63,315     76,332          -    18,029              -          11,185         43,832
    Transfers between sub-accounts
      (including fixed account), net          247,099     99,719     (9,963)   10,632          3,224          20,319         81,128
    Transfers for contract benefits and
      terminations                            (31,443)   (16,207)       (64)     (227)           (25)           (357)        (2,818)
                                          ------------ ---------- ---------- ---------  -------------  --------------   ------------
        Net increase (decrease) in net
           assets from contract
           transactions                       278,971    159,844    (10,027)   28,434          3,199          31,147        122,142
                                          ------------ ---------- ---------- ---------  -------------  --------------   ------------

        Net increase (decrease) in net
           assets                             333,185    247,413     (4,705)   34,516          2,984          43,210        153,540

Net assets at beginning of period             782,358    631,883     27,865   129,014          4,100          61,670        153,884
                                          ------------ ---------- ---------- ---------  -------------  --------------   ------------
Net assets as end of period             $   1,115,543    879,296     23,160   163,530          7,084         104,880        307,424
                                          ============ ========== ========== =========  =============  ==============   ============

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Six months ended June 30, 1999
Unaudited

                                                      Oppenheimer                                     Putnam
                                          ---------------------------------   ------------------------------------------------------
                                                                                VT Growth                                   VT
                                             High                  Strategic       and         VT New                  International
                                            Income        Bond      Bond         Income         Value      VT Vista       Growth
                                          ----------   ----------  --------   -------------  -----------  ----------  --------------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $     7,243       19,283     1,388           7,669         (227)       (865)         (5,381)
      Net realized gain (loss)                  (27)         672      (112)         78,298        1,936         969           5,694
      Change in unrealized appreciation      (4,054)     (30,817)   (1,877)         20,151        2,920      16,624          85,874
                                          ----------   ----------  --------   -------------  -----------  ----------  --------------
        Net increase (decrease) from
           operations                         3,162      (10,862)     (601)        106,118        4,629      16,728          86,187
                                          ----------   ----------  --------   -------------  -----------  ----------  --------------

Contract transactions:
    Cova payments                                 -            -         -               -            -           -               -
    Cova redemptions                              -            -         -               -            -           -               -
    Payments received from contract
      owners                                 15,905       18,958    14,538         107,212       10,334      14,434          47,326
    Transfers between sub-accounts
      (including fixed account), net         23,275      (21,262)    7,358         200,732       (5,009)     54,327          85,764
    Transfers for contract benefits and
      terminations                             (557)     (16,775)     (114)        (25,454)        (225)       (688)        (26,420)
                                          ----------   ----------  --------   -------------  -----------  ----------  --------------
        Net increase (decrease) in net
           assets from contract
           transactions                      38,623      (19,079)   21,782         282,490        5,100      68,073         106,670
                                          ----------   ----------  --------   -------------  -----------  ----------  --------------

        Net increase (decrease) in net
           assets                            41,785      (29,941)   21,181         388,608        9,729      84,801         192,857

Net assets at beginning of period           104,364      489,350    27,279         913,554       23,119      80,253         663,486
                                          ----------   ----------  --------   -------------  -----------  ----------  --------------
Net assets as end of period             $   146,149      459,409    48,460       1,302,162       32,848     165,054         856,343
                                          ==========   ==========  ========   =============  ===========  ==========  ==============

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Six months ended June 30, 1999
Unaudited

                                            Putnam                                         Templeton
                                         --------------  ---------------------------------------------------------------------------
                                              VT                      Franklin
                                         International               Small Cap                                            Mutual
                                              New                   Investments                            Developing     Shares
                                         Opportunities    Bond (3)      (3)       Stock (4)  International   Markets    Investments
                                         --------------  ---------- ------------- ---------- ------------- ------------ ------------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $         (553)          -            (3)       (93)        1,046          344         (113)
      Net realized gain (loss)                     105           -             -        (26)        6,169        1,745            5
      Change in unrealized appreciation         15,318          (2)          223        747         4,330       24,898        3,613
                                         --------------  ---------- ------------- ---------- ------------- ------------ ------------
        Net increase (decrease) from
           operations                           14,870          (2)          220        628        11,545       26,987        3,505
                                         --------------  ---------- ------------- ---------- ------------- ------------ ------------

Contract transactions:
    Cova payments                                    -         100           100        100             -            -            -
    Cova redemptions                                 -           -             -          -          (114)           -            -
    Payments received from contract
      owners                                     3,024           -         2,000     37,508        60,554        8,526            -
    Transfers between sub-accounts
      (including fixed account), net            36,223           -           267     25,242        75,885       14,060       35,118
    Transfers for contract benefits and
      terminations                                  (4)          -             -        143          (373)        (424)           -
                                         --------------  ---------- ------------- ---------- ------------- ------------ ------------
        Net increase (decrease) in net
           assets from contract
           transactions                         39,243         100         2,367     62,993       135,952       22,162       35,118
                                         --------------  ---------- ------------- ---------- ------------- ------------ ------------

        Net increase (decrease) in net
           assets                               54,113          98         2,587     63,621       147,497       49,149       38,623

Net assets at beginning of period               54,626           -             -          -        60,631       53,149        9,105
                                         --------------  ---------- ------------- ---------- ------------- ------------ ------------
Net assets as end of period             $      108,739          98         2,587     63,621       208,128      102,298       47,728
                                         ==============  ========== ============= ========== ============= ============ ============


(3)   Sub-account commenced operations on March 1, 1999.
(4)   Sub-account commenced operations on March 2, 1999.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Six months ended June 30, 1999
Unaudited

                                          Templeton                           Fidelity
                                         ------------ -------------------------------------------------------------
                                          Franklin
                                           Growth                              VIP III        VIP III       VIP
                                         Investments   VIP      VIP II         Growth        Growth &     Equity-
                                             (3)      Growth  Contrafund    Opportunities     Income       Income       Total
                                         ------------ ------- -----------  ---------------  -----------  ----------  -------------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $        (17)    (84)         (9)             (18)         (75)          4       (819,258)
      Net realized gain (loss)                     -     799          35               25          451         279      5,935,056
      Change in unrealized appreciation        1,562   1,293         141              559        2,515         695      7,798,997
                                         ------------ ------- -----------  ---------------  -----------  ----------  -------------
        Net increase (decrease) from
           operations                          1,545   2,008         167              566        2,891         978     12,914,795
                                         ------------ ------- -----------  ---------------  -----------  ----------  -------------

Contract transactions:
    Cova payments                                100       -           -                -            -           -            400
    Cova redemptions                               -       -           -                -            -           -           (366)
    Payments received from contract
      owners                                       -   9,310       3,423            4,570       34,169       1,285      6,936,553
    Transfers between sub-accounts
      (including fixed account), net          28,014  12,105           -                -       10,169      28,323     16,167,522
    Transfers for contract benefits and
      terminations                                 -      53           -                -           59           -     (4,469,070)
                                         ------------ ------- -----------  ---------------  -----------  ----------  -------------
        Net increase (decrease) in net
           assets from contract
           transactions                       28,114  21,468       3,423            4,570       44,397      29,608     18,635,039
                                         ------------ ------- -----------  ---------------  -----------  ----------  -------------

        Net increase (decrease) in net
           assets                             29,659  23,476       3,590            5,136       47,288      30,586     31,549,834

Net assets at beginning of period                  -   6,623         975            1,345       25,524       8,239    127,869,227
                                         ------------ ------- -----------  ---------------  -----------  ----------  -------------
Net assets as end of period             $     29,659  30,099       4,565            6,481       72,812      38,825    159,419,061
                                         ============ ======= ===========  ===============  ===========  ==========  =============


(3)   Sub-account commenced operations on March 1, 1999.

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1998

                                                                                       Trust
                                         -----------------------------------------------------------------------------------------
                                                                             VKAC
                                                                            Growth                                      Large
                                          Quality     Money      Stock       and          Bond       Developing          Cap
                                          Income     Market      Index      Income     Debenture       Growth         Research
                                         ---------- ---------- ----------- ----------  -----------  -------------   -------------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $   31,278     11,868     (17,610)   (15,214)      92,644         (5,086)         (2,082)
      Net realized gain (loss)               1,603          -     391,001    237,648       87,212         (1,333)             25
      Change in unrealized appreciation      4,531          -      98,370     64,902      110,064         57,229          52,098
                                         ---------- ---------- ----------- ----------  -----------  -------------   -------------
        Net increase (decrease) in
           net assets from operations       37,412     11,868     471,761    287,336      289,920         50,810          50,041
                                         ---------- ---------- ----------- ----------  -----------  -------------   -------------

Contract transactions:
    Cova payments                                -          -           -          -            -              -               -
    Cova redemptions                             -          -           -          -            -              -               -
    Payments received from contract
      owners                                     -          -           -      1,000    1,051,661        334,325         237,270
    Transfers between sub-accounts
      (including fixed account), net        11,714   (111,191)    138,069    202,862    3,726,785        337,360         303,087
    Transfers for contract benefits and
      terminations                          (8,629)    (3,863)    (40,936)   (52,497)    (343,261)        (1,070)           (376)
                                         ---------- ---------- ----------- ----------  -----------  -------------   -------------
        Net increase (decrease) in net
           assets from contract
           transactions                      3,085   (115,054)     97,133    151,365    4,435,185        670,615         539,981
                                         ---------- ---------- ----------- ----------  -----------  -------------   -------------

        Net increase (decrease) in net
           assets                           40,497   (103,186)    568,894    438,701    4,725,105        721,425         590,022

Net assets at beginning of period          730,994    370,656   1,737,519  1,679,953    4,475,137         63,572               -
                                         ---------- ---------- ----------- ----------  -----------  -------------   -------------
Net assets at end of period             $  771,491    267,470   2,306,413  2,118,654    9,200,242        784,997         590,022
                                         ========== ========== =========== ==========  ===========  =============   =============

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1998

                                                                            Trust                                         GACC
                                         ---------------------------------------------------------------------------  -------------
                                                                  Small          Large
                                          Mid-Cap    Quality       Cap            Cap       Select     International      Money
                                           Value       Bond       Stock          Stock      Equity        Equity         Market
                                         ---------- ----------- -----------  ------------- ----------- -------------  -------------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $   (5,560)     29,095     (95,891)      (176,715)   (152,047)       34,256         (6,981)
      Net realized gain (loss)              (4,501)     10,751     280,526        352,389     999,481        25,322         18,462
      Change in unrealized appreciation     11,980     212,005    (768,604)     4,086,693   1,878,770       827,333          8,306
                                         ---------- ----------- -----------  ------------- ----------- -------------  -------------
        Net increase (decrease) in
           net assets from operations        1,919     251,851    (583,969)     4,262,367   2,726,204       886,911         19,787
                                         ---------- ----------- -----------  ------------- ----------- -------------  -------------

Contract transactions:
    Cova payments                                -           -           -              -           -             -              -
    Cova redemptions                             -           -           -              -           -             -              -
    Payments received from contract
      owners                               593,364     828,237     664,035      1,433,747   1,284,829       470,560      1,894,032
    Transfers between sub-accounts
      (including fixed account), net       210,332   2,485,711   2,154,230      6,772,257   4,674,806     2,712,309       (358,103)
    Transfers for contract benefits and
      terminations                          (2,706)   (213,576)   (458,393)      (691,973)   (646,951)     (375,560)      (266,514)
                                         ---------- ----------- -----------  ------------- ----------- -------------  -------------
        Net increase (decrease) in net
           assets from contract
           transactions                    800,990   3,100,372   2,359,872      7,514,031   5,312,684     2,807,309      1,269,415
                                         ---------- ----------- -----------  ------------- ----------- -------------  -------------

        Net increase (decrease) in net
           assets                          802,909   3,352,223   1,775,903     11,776,398   8,038,888     3,694,220      1,289,202

Net assets at beginning of period           89,088   2,617,482   6,578,183     10,224,247   9,845,185     6,351,392        150,303
                                         ========== =========== ===========  ============= =========== =============  =============
Net assets at end of period             $  891,997   5,969,705   8,354,086     22,000,645  17,884,073    10,045,612      1,439,505
                                         ========== =========== ===========  ============= =========== =============  =============

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1998

                                         Lord Abbett                    Russell                                    AIM
                                         ------------- ---------------------------------------------   ---------------------------

                                            Growth     Multi-
                                              and       Style    Aggressive                  Core                    V.I. Capital
                                            Income     Equity     Equity        Non-US       Bond       V.I. Value   Appreciation
                                         ------------- --------- ----------   ----------  ----------   -----------  --------------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $     110,598    (2,142)      (365)        (884)      1,981           (29)           (179)
      Net realized gain (loss)              1,847,461       202        (45)         (78)          2           (47)          1,256
      Change in unrealized appreciation     1,268,706    37,385     (1,753)       1,844       3,543         1,376           5,386
                                         ------------- --------- ----------   ----------  ----------   -----------  --------------
        Net increase (decrease) in
           net assets from operations       3,226,765    35,445     (2,163)         882       5,526         1,300           6,463
                                         ------------- --------- ----------   ----------  ----------   -----------  --------------

Contract transactions:
    Cova payments                                   -       100        100          100         100           100             100
    Cova redemptions                                -      (127)       (95)         (93)       (103)            -               -
    Payments received from contract
      owners                                2,282,528   550,062     80,621      187,582     578,539        33,651          57,937
    Transfers between sub-accounts
      (including fixed account), net        8,659,268    31,554      8,298       15,688      70,898         2,043           1,227
    Transfers for contract benefits and
      terminations                         (1,472,455)     (561)      (236)          27      (1,162)          365               5
                                         ------------- --------- ----------   ----------  ----------   -----------  --------------
        Net increase (decrease) in net
           assets from contract
           transactions                     9,469,341   581,028     88,688      203,304     648,272        36,159          59,269
                                         ------------- --------- ----------   ----------  ----------   -----------  --------------

        Net increase (decrease) in net
           assets                          12,696,106   616,473     86,525      204,186     653,798        37,459          65,732

Net assets at beginning of period          24,401,662         -          -            -           -             -               -
                                         ------------- --------- ----------   ----------  ----------   -----------  --------------
Net assets at end of period             $  37,097,768   616,473     86,525      204,186     653,798        37,459          65,732
                                         ============= ========= ==========   ==========  ==========   ===========  ==============

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1998

                                             AIM              Alliance           Liberty                 Goldman Sachs
                                         ------------- ------------------------ ----------   --------------------------------------
                                                                                 Newport
                                             V.I.                     Real        Tiger        Growth
                                         International  Premier      Estate       Fund,         and        International   Global
                                            Equity      Growth     Investment    Variable      Income        Equity        Income
                                         ------------- ---------  ------------- ----------   ----------   -------------   ---------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $         187    (4,379)          (540)       355          125          (1,051)      1,029
      Net realized gain (loss)                 (5,943)   (6,634)        (2,767)         4       (4,119)          1,202         330
      Change in unrealized appreciation        (6,224)  118,514        (17,191)     2,743      (11,213)          2,720        (187)
                                         ------------- ---------  ------------- ----------   ----------   -------------   ---------
        Net increase (decrease) in
           net assets from operations         (11,980)  107,501        (20,498)     3,102      (15,207)          2,871       1,172
                                         ------------- ---------  ------------- ----------   ----------   -------------   ---------

Contract transactions:
    Cova payments                                 100       100            100        100          100             100         100
    Cova redemptions                             (100)     (138)           (81)         -          (97)            (86)          -
    Payments received from contract
      owners                                  184,408   794,977        178,563     19,040      128,899         154,193      31,200
    Transfers between sub-accounts
      (including fixed account), net            3,073    20,139         19,454          -       16,047          23,975           -
    Transfers for contract benefits and
      terminations                             (1,288)   (3,403)          (913)         -          175               -           -
                                         ------------- ---------  ------------- ----------   ----------   -------------   ---------
        Net increase (decrease) in net
           assets from contract
           transactions                       186,193   811,675        197,123     19,140      145,124         178,182      31,300
                                         ------------- ---------  ------------- ----------   ----------   -------------   ---------

        Net increase (decrease) in net
           assets                             174,213   919,176        176,625     22,242      129,917         181,053      32,472

Net assets at beginning of period                   -         -              -          -            -               -           -
                                         ------------- ---------  ------------- ----------   ----------   -------------   ---------
Net assets at end of period             $     174,213   919,176        176,625     22,242      129,917         181,053      32,472
                                         ============= =========  ============= ==========   ==========   =============   =========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1998

                                                                Kemper                                          MFS
                                          ---------------------------------------------------   -----------------------------------
                                            Dreman
                                             High        Small        Small                                               Growth
                                            Return        Cap          Cap       Government                                with
                                            Equity       Growth       Value      Securities      Bond      Research       Income
                                          -----------  ----------  -----------  -------------   -------   -----------  ------------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $          -        (265)        (889)           (42)        -        (1,500)       (4,815)
      Net realized gain (loss)                     -         191       (6,422)             -         -           145        (4,972)
      Change in unrealized appreciation            5       3,989      (13,980)           206         5        24,572        54,989
                                          -----------  ----------  -----------  -------------   -------   -----------  ------------
        Net increase (decrease) in
           net assets from operations              5       3,915      (21,291)           164         5        23,217        45,202
                                          -----------  ----------  -----------  -------------   -------   -----------  ------------

Contract transactions:
    Cova payments                                100         100          100            100       100           100           100
    Cova redemptions                               -        (108)         (78)             -         -          (123)         (120)
    Payments received from contract
      owners                                       -      35,374      184,026         23,032         -       252,002       692,249
    Transfers between sub-accounts
      (including fixed account), net               -       5,487      (15,831)         3,490         -        42,134        48,220
    Transfers for contract benefits and
      terminations                                 -         (11)        (983)             -         -          (746)       (3,293)
                                          -----------  ----------  -----------  -------------   -------   -----------  ------------
        Net increase (decrease) in net
           assets from contract
           transactions                          100      40,842      167,234         26,622       100       293,367       737,156
                                          -----------  ----------  -----------  -------------   -------   -----------  ------------

        Net increase (decrease) in net
           assets                                105      44,757      145,943         26,786       105       316,584       782,358

Net assets at beginning of period                  -           -            -              -         -             -             -
                                          -----------  ----------  -----------  -------------   -------   -----------  ------------
Net assets at end of period             $        105      44,757      145,943         26,786       105       316,584       782,358
                                          ===========  ==========  ===========  =============   =======   ===========  ============

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1998

                                                                 MFS                                       Oppenheimer
                                         ------------------------------------------------  ----------------------------------------
                                                       F&C                                                 Main Street
                                                    Emerging                                                 Growth
                                         Emerging    Markets       High        Global        Capital          and           High
                                          Growth     Equity       Income     Governments   Appreciation      Income        Income
                                         ---------- ----------  -----------  ------------  -------------  ------------   ----------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $   (3,541)       124         (541)           (8)          (286)         (748)        (559)
      Net realized gain (loss)              (2,706)   (10,435)      (1,086)            1          1,028          (157)        (139)
      Change in unrealized appreciation     87,574     (7,685)      (2,625)          189          9,357          (771)      (2,071)
                                         ---------- ----------  -----------  ------------  -------------  ------------   ----------
        Net increase (decrease) in
           net assets from operations       81,327    (17,996)      (4,252)          182         10,099        (1,676)      (2,769)
                                         ---------- ----------  -----------  ------------  -------------  ------------   ----------

Contract transactions:
    Cova payments                              100        100          100           100            100           100          100
    Cova redemptions                          (126)       (65)         (93)            -              -           (89)         (93)
    Payments received from contract
      owners                               527,982     71,508      125,820         3,193         42,486       144,121       93,367
    Transfers between sub-accounts
      (including fixed account), net        24,659    (25,211)       8,401           625          9,440        11,637       14,033
    Transfers for contract benefits and
      terminations                          (2,059)      (471)        (962)            -           (455)         (209)        (274)
                                         ---------- ----------  -----------  ------------  -------------  ------------   ----------
        Net increase (decrease) in net
           assets from contract
           transactions                    550,556     45,861      133,266         3,918         51,571       155,560      107,133
                                         ---------- ----------  -----------  ------------  -------------  ------------   ----------

        Net increase (decrease) in net
           assets                          631,883     27,865      129,014         4,100         61,670       153,884      104,364

Net assets at beginning of period                -          -            -             -              -             -            -
                                         ---------- ----------  -----------  ------------  -------------  ------------   ----------
Net assets at end of period             $  631,883     27,865      129,014         4,100         61,670       153,884      104,364
                                         ========== ==========  ===========  ============  =============  ============   ==========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1998

                                             Oppenheimer                                        Putnam
                                         ----------------------  -------------------------------------------------------------------
                                                                                                                           VT
                                                                 VT Growth                                  VT        International
                                                      Strategic     and         VT New                 International       New
                                          Bond          Bond       Income        Value      VT Vista      Growth      Opportunities
                                         ---------   ----------  -----------  -----------  ----------  -------------  --------------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $  (2,628)        (166)      (5,191)         101        (436)        (1,984)           (266)
      Net realized gain (loss)                238           (4)      (4,815)          79         (12)        (8,326)            (27)
      Change in unrealized appreciation    12,503         (129)      44,649          860       7,815         (2,297)            299
                                         ---------   ----------  -----------  -----------  ----------  -------------  --------------
        Net increase (decrease) in
           net assets from operations      10,113         (299)      34,643        1,040       7,367        (12,607)              6
                                         ---------   ----------  -----------  -----------  ----------  -------------  --------------

Contract transactions:
    Cova payments                             100          100          100          100         100            100             100
    Cova redemptions                         (105)           -         (113)           -        (109)          (127)           (109)
    Payments received from contract
      owners                              407,896       22,655      787,874        4,669      46,531        674,756          50,740
    Transfers between sub-accounts
      (including fixed account), net       73,891        4,823       94,763       17,311      26,352          5,031           3,797
    Transfers for contract benefits and
      terminations                         (2,545)           -       (3,713)          (1)         12         (3,667)             92
                                         ---------   ----------  -----------  -----------  ----------  -------------  --------------
        Net increase (decrease) in net
           assets from contract
           transactions                   479,237       27,578      878,911       22,079      72,886        676,093          54,620
                                         ---------   ----------  -----------  -----------  ----------  -------------  --------------

        Net increase (decrease) in net
           assets                         489,350       27,279      913,554       23,119      80,253        663,486          54,626

Net assets at beginning of period               -            -            -            -           -              -               -
                                         ---------   ----------  -----------  -----------  ----------  -------------  --------------
Net assets at end of period             $ 489,350       27,279      913,554       23,119      80,253        663,486          54,626
                                         =========   ==========  ===========  ===========  ==========  =============  ==============

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1998

                                                         Templeton                                    Fidelity
                                         ---------------------------------------- -------------------------------------------------
                                                                       Mutual                             VIP III        VIP III
                                                        Developing     Shares       VIP      VIP II       Growth         Growth &
                                         International    Markets    Investments  Growth   Contrafund  Opportunities      Income
                                         -------------  ------------ ------------ -------- ----------- --------------  ------------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $        (139)          (93)          (3)     (17)         (1)             -           (58)
      Net realized gain (loss)                      9             8            -        -           -              -             -
      Change in unrealized appreciation         4,711         3,570          263    1,118          99             19         3,784
                                         -------------  ------------ ------------ -------- ----------- --------------  ------------
        Net increase (decrease) in
           net assets from operations           4,581         3,485          260    1,101          98             19         3,726
                                         -------------  ------------ ------------ -------- ----------- --------------  ------------

Contract transactions:
    Cova payments                                 100           100          100      100         100            100           100
    Cova redemptions                                -          (133)           -        -           -              -             -
    Payments received from contract
      owners                                   54,930        25,540        8,079      990         777              -         3,746
    Transfers between sub-accounts
      (including fixed account), net            1,153        24,157          666    4,427           -          1,226        17,428
    Transfers for contract benefits and
      terminations                               (133)            -            -        5           -              -           524
                                         -------------  ------------ ------------ -------- ----------- --------------  ------------
        Net increase (decrease) in net
           assets from contract
           transactions                        56,050        49,664        8,845    5,522         877          1,326        21,798
                                         -------------  ------------ ------------ -------- ----------- --------------  ------------

        Net increase (decrease) in net
           assets                              60,631        53,149        9,105    6,623         975          1,345        25,524

Net assets at beginning of period                   -             -            -        -           -              -             -
                                         -------------  ------------ ------------ -------- ----------- --------------  ------------
Net assets at end of period             $      60,631        53,149        9,105    6,623         975          1,345        25,524
                                         =============  ============ ============ ======== =========== ==============  ============

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1998

                                            Fidelity
                                          -------------

                                               VIP
                                             Equity-
                                             Income           Total
                                          -------------   --------------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $          (12)        (197,302)
      Net realized gain (loss)                       -        4,192,008
      Change in unrealized appreciation            635        8,280,979
                                          -------------   --------------
        Net increase (decrease) in
           net assets from operations              623       12,275,685
                                          -------------   --------------

Contract transactions:
    Cova payments                                  100            4,200
    Cova redemptions                                 -           (2,511)
    Payments received from contract
      owners                                     2,968       18,342,571
    Transfers between sub-accounts
      (including fixed account), net             4,427       32,538,428
    Transfers for contract benefits and
      terminations                                 121       (4,604,519)
                                          -------------   --------------
        Net increase (decrease) in net
           assets from contract
           transactions                          7,616       46,278,169
                                          -------------   --------------

        Net increase (decrease) in net
           assets                                8,239       58,553,854

Net assets at beginning of period                    -       69,315,373
                                          -------------   --------------
Net assets at end of period             $        8,239      127,869,227
                                          =============   ==============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 1999
Unaudited


(1)    ORGANIZATION
       Cova Variable Annuity Account Five (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Cova Financial Life Insurance Company (Cova) and exists in accordance with the regulations of the California Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by Cova.

       The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment may vary between variable annuity contracts offered for sale by Cova.
            Cova Series Trust (Trust)                                               10 portfolios
            General American Capital Company (GACC)                                  1 portfolio
            Russell Insurance Funds (Russell)                                        4 portfolios
            AIM Variable Insurance Funds, Inc. (AIM)                                 3 portfolios
            Alliance Variable Products Series Fund, Inc. (Alliance)                  2 portfolios
            Liberty Variable Investment Trust (Liberty)                              1 portfolio
            Goldman Sachs Variable Insurance Trust (Goldman Sachs)                   3 portfolios
            Investors Fund Series (Kemper)                                           4 portfolios
            MFS Variable Insurance Trust (MFS)                                       7 portfolios
            Oppenheimer Variable Account Funds (Oppenheimer)                         5 portfolios
            Putnam Variable Trust (Putnam)                                           5 portfolios
            Templeton Variable Products Series Fund (Templeton)                      7 portfolios
            Variable Insurance Products Fund, Fund II and Fund III (Fidelity)        5 portfolios

       On January 8, 1999, the four sub-accounts investing in the Cova Series Trust portfolios managed by Van Kampen American Capital Advisory Corp., Quality Income, Money Market, Stock Index and VKAC Growth and Income portfolios, ceased operations and their assets were transferred to four existing sub-accounts. In addition, the Lord Abbett Growth and Income sub-account ceased operations and its assets were transferred to the Trust Lord Abbett Growth and Income sub-account which commenced operations on January 8, 1999. The asset transfers were in accordance with a substitution order issued by the Securities and Exchange Commission.


(2)    SIGNIFICANT ACCOUNTING POLICIES
       (A)  INVESTMENT VALUATION
            Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

       (B)  REINVESTMENT OF DISTRIBUTIONS
            With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

            GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 1999
Unaudited




       (C)  FEDERAL INCOME TAXES
            The operations of the Separate Account are included in the federal income tax return of Cova which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, Cova believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the variable annuity contracts.

       (D)  ANNUITY RESERVES
            Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by Cova and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to Cova.


(3)    SEPARATE ACCOUNT EXPENSES
       Cova deducts a daily charge from the net assets of each Separate Account sub-account equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks and 0.15% for administrative expenses. The mortality risks assumed by Cova arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.


(4)    CONTRACT FEES
       There are no deductions made from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within five years after receipt and is equal to 5% of the purchase payment withdrawn. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. During the six months ending June 30, 1999, surrender fees of $86 thousand were deducted.

       An annual contract maintenance fee of $30 is imposed on all variable annuity contracts with contract values less than $50,000 on their anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub-accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among the available sub-accounts and the fixed rate account. If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of the amount transferred, may be deducted from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee.

       During the six months ending June 30, 1999, contract maintenance and transfer fees of $16 thousand were deducted.

       Currently, Cova advances any premium taxes due at the time purchase payments are made and then deducts premium taxes at the time annuity payments begin. Cova reserves the right to deduct premium taxes when incurred.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 1999
Unaudited


(5)    COST BASIS OF INVESTMENTS
       The cost basis of each sub-account's investment follows:

       Trust Lord Abbett Growth and Income          $ 42,493,666       MFS Bond                                            $ 102
       Trust Bond Debenture                           10,320,678       MFS Research                                      559,154
       Trust Developing Growth                         1,096,961       MFS Growth with Income                          1,010,551
       Trust Large Cap Research                        1,090,092       MFS Emerging Growth                               702,514
       Trust Mid-Cap Value                             1,124,168       MFS/F&C Emerging Markets Equity                    23,196
       Trust Quality Bond                              7,324,663       MFS High Income                                   168,999
       Trust Small Cap Stock                           8,103,610       MFS Global Governments                              7,394
       Trust Large Cap Stock                          23,770,037       Oppenheimer Capital Appreciation                   86,157
       Trust Select Equity                            16,693,953       Oppenheimer Main Street Growth & Income           277,680
       Trust International Equity                      9,505,090       Oppenheimer High Income                           152,274
       GACC Money Market                               1,416,791       Oppenheimer Bond                                  477,723
       Russell Multi-Style Equity                      1,876,099       Oppenheimer Strategic Bond                         50,466
       Russell Aggressive Equity                         291,947       Putnam VT Growth and Income                     1,237,362
       Russell Non-US                                    752,302       Putnam VT New Value                                29,068
       Russell Core Bond                               1,832,426       Putnam VT Vista                                   140,615
       AIM V.I. Value                                  1,079,154       Putnam VT International Growth                    772,766
       AIM V.I. Capital Appreciation                     270,700       Putnam VT International New Opportunities          93,122
       AIM V.I. International Equity                     232,766       Templeton Bond                                        100
       Alliance Premier Growth                         1,555,836       Franklin Small Cap Investments                      2,367
       Alliance Real Estate Investment                   182,564       Templeton Stock                                    62,967
       Liberty Newport Tiger Fund, Variable               21,880       Templeton International                           199,472
       Goldman Sachs Growth and Income                   173,775       Templeton Developing Markets                       74,045
       Goldman Sachs International Equity                209,032       Templeton Mutual Shares Investments                43,936
       Goldman Sachs Global Income                        33,312       Franklin Growth Investments                        28,114
       Kemper Dreman High Return Equity                      101       Fidelity VIP Growth                                27,797
       Kemper Small Cap Growth                            61,728       Fidelity VIP II Contrafund                          4,340
       Kemper Small Cap Value                            202,588       Fidelity VIP III Growth Opportunities               5,935
       Kemper Government Securities                      126,366       Fidelity VIP III Growth & Income                   66,799
                                                                       Fidelity VIP Equity-Income                         37,627
                                                                                                                 ----------------
                                                                                                                   $ 138,184,927
                                                                                                                 ================

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 1999
Unaudited


(6)   UNIT FAIR VALUE
      A summary of accumulation unit values, net assets, total return and expense ratios for each sub-account follows:


                                                                                      Accumulation Unit Value
                                                   Commenced       -----------------------------------------------------------------
                                                   Operations         6/30/99         12/31/98         12/31/97         12/31/96
                                                  -------------    --------------   --------------  ---------------  ---------------
      Trust Lord Abbett Growth and Income            1/8/99   $     39.095071
      Trust Bond Debenture                          5/20/96         13.536178        13.496510        12.881799        11.294929
      Trust Developing Growth                       11/7/97         12.724207        11.067868        10.527555
      Trust Large Cap Research                      2/17/98         13.320653        11.825638
      Trust Mid-Cap Value                           11/7/97         11.560422        10.437956        10.467957
      Trust Quality Bond                            5/20/96         11.582147        11.914509        11.155144        10.368767
      Trust Small Cap Stock                         5/15/96         13.249411        12.582885        13.491493        11.308427
      Trust Large Cap Stock                         5/16/96         21.760437        19.428505        14.889464        11.334982
      Trust Select Equity                           5/15/96         18.786819        16.987203        14.053503        10.838053
      Trust International Equity                    5/14/96         13.530210        12.889314        11.462436        10.967004
      GACC Money Market                             12/4/97         11.299208        11.109949        10.667017
      Russell Multi-Style Equity                   12/31/97         14.186493        12.740123        10.000000
      Russell Aggressive Equity                    12/31/97         10.032732        10.001283        10.000000
      Russell Non-US                               12/31/97         11.886482        11.182808        10.000000
      Russell Core Bond                            12/31/97         10.439720        10.631124        10.000000
      AIM V.I. Value                               12/31/97         14.860062        13.075597        10.000000
      AIM V.I. Capital Appreciation                12/31/97         12.834364        11.800084        10.000000
      AIM V.I. International Equity                12/31/97         11.842406        11.418467        10.000000
      Alliance Premier Growth                      12/31/97         16.423320        14.620511        10.000000
      Alliance Real Estate Investment              12/31/97          8.423121         8.000583        10.000000
      Liberty Newport Tiger Fund, Variable         12/31/97         11.928849         9.278784        10.000000
      Goldman Sachs Growth and Income               3/31/98         10.869858         9.911702
      Goldman Sachs International Equity            3/31/98         11.642518        11.416783
      Goldman Sachs Global Income                   3/31/98         10.584393        10.815310
      Kemper Dreman High Return Equity              5/15/98         11.040000        10.489000
      Kemper Small Cap Growth                      12/31/97         12.086038        11.687795        10.000000
      Kemper Small Cap Value                       12/31/97          9.322726         8.770360        10.000000
      Kemper Government Securities                 12/31/97         10.564382        10.634608        10.000000
      MFS Bond                                      5/15/98         10.356000        10.509000
      MFS Research                                 12/31/97         13.165059        12.179142        10.000000
      MFS Growth with Income                       12/31/97         12.692150        12.075079        10.000000
      MFS Emerging Growth                          12/31/97         14.837048        13.244101        10.000000
      MFS/F&C Emerging Markets Equity              12/31/97          7.998729         6.581757        10.000000
      MFS High Income                              12/31/97         10.281026         9.863111        10.000000
      MFS Global Governments                       12/31/97         10.283862        10.663503        10.000000
      Oppenheimer Capital Appreciation             12/31/97         14.082942        12.244057        10.000000
      Oppenheimer Main Street Growth & Income      12/31/97         11.772262        10.340279        10.000000
      Oppenheimer High Income                      12/31/97         10.213444         9.907918        10.000000
      Oppenheimer Bond                             12/31/97         10.301628        10.551643        10.000000
      Oppenheimer Strategic Bond                   12/31/97         10.108287        10.164797        10.000000
      Putnam VT Growth and Income                  12/31/97         12.525638        11.403244        10.000000
      Putnam VT New Value                          12/31/97         11.916467        10.498075        10.000000
      Putnam VT Vista                              12/31/97         13.219555        11.804097        10.000000
      Putnam VT International Growth               12/31/97         13.087306        11.729428        10.000000
      Putnam VT International New Opportunities    12/31/97         13.558702        11.420772        10.000000
      Templeton Bond                                 3/1/99          9.816000
      Franklin Small Cap Investments                 3/1/99         12.136171
      Templeton Stock                                3/2/99         11.704915
      Templeton International                       9/21/98         10.024137         9.149729
      Templeton Developing Markets                  9/21/98         10.757350         7.557531
      Templeton Mutual Shares Investments           9/21/98         11.031485         9.646506
      Franklin Growth Investments                    3/1/99         11.629394
      Fidelity VIP Growth                           2/17/98         14.907940        13.115493
      Fidelity VIP II Contrafund                    2/17/98         13.740706        12.429344
      Fidelity VIP III Growth Opportunities         2/17/98         12.492249        11.814000
      Fidelity VIP III Growth & Income              2/17/98         13.141588        12.259160
      Fidelity VIP Equity-Income                    2/17/98         11.954405        10.674283

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 1999
Unaudited

(6)   UNIT FAIR VALUE, CONTINUED:


                                                                                      Net Assets (in thousands)
                                                   Commenced       -----------------------------------------------------------------
                                                   Operations         6/30/99         12/31/98         12/31/97         12/31/96
                                                  -------------    --------------   --------------  ---------------  ---------------
      Trust Lord Abbett Growth and Income             1/8/99   $        46,534
      Trust Bond Debenture                           5/20/96            10,663            9,200            4,475              447
      Trust Developing Growth                        11/7/97             1,312              785               64
      Trust Large Cap Research                       2/17/98             1,258              590
      Trust Mid-Cap Value                            11/7/97             1,272              892               89
      Trust Quality Bond                             5/20/96             7,412            5,970            2,617              669
      Trust Small Cap Stock                          5/15/96             8,600            8,354            6,578            1,279
      Trust Large Cap Stock                          5/16/96            31,702           22,001           10,224            1,431
      Trust Select Equity                            5/15/96            21,925           17,884            9,845            2,011
      Trust International Equity                     5/14/96            10,971           10,046            6,351            1,360
      GACC Money Market                              12/4/97             1,447            1,440              150
      Russell Multi-Style Equity                    12/31/97             2,000              616                -
      Russell Aggressive Equity                     12/31/97               308               87                -
      Russell Non-US                                12/31/97               793              204                -
      Russell Core Bond                             12/31/97             1,777              654                -
      AIM V.I. Value                                12/31/97             1,138               37                -
      AIM V.I. Capital Appreciation                 12/31/97               293               66                -
      AIM V.I. International Equity                 12/31/97               237              174                -
      Alliance Premier Growth                       12/31/97             1,801              919                -
      Alliance Real Estate Investment               12/31/97               173              177                -
      Liberty Newport Tiger Fund, Variable          12/31/97                31               22                -
      Goldman Sachs Growth and Income                3/31/98               178              130
      Goldman Sachs International Equity             3/31/98               217              181
      Goldman Sachs Global Income                    3/31/98                33               32
      Kemper Dreman High Return Equity               5/15/98                 -                -
      Kemper Small Cap Growth                       12/31/97                69               45                -
      Kemper Small Cap Value                        12/31/97               204              146                -
      Kemper Government Securities                  12/31/97               123               27                -
      MFS Bond                                       5/15/98                 -                -
      MFS Research                                  12/31/97               622              317                -
      MFS Growth with Income                        12/31/97             1,116              782                -
      MFS Emerging Growth                           12/31/97               879              632                -
      MFS/F&C Emerging Markets Equity               12/31/97                23               28                -
      MFS High Income                               12/31/97               164              129                -
      MFS Global Governments                        12/31/97                 7                4                -
      Oppenheimer Capital Appreciation              12/31/97               105               62                -
      Oppenheimer Main Street Growth & Income       12/31/97               307              154                -
      Oppenheimer High Income                       12/31/97               146              104                -
      Oppenheimer Bond                              12/31/97               459              489                -
      Oppenheimer Strategic Bond                    12/31/97                48               27                -
      Putnam VT Growth and Income                   12/31/97             1,302              914                -
      Putnam VT New Value                           12/31/97                33               23                -
      Putnam VT Vista                               12/31/97               165               80                -
      Putnam VT International Growth                12/31/97               856              663                -
      Putnam VT International New Opportunities     12/31/97               109               55                -
      Templeton Bond                                  3/1/99                 -
      Franklin Small Cap Investments                  3/1/99                 3
      Templeton Stock                                 3/2/99                64
      Templeton International                        9/21/98               208               61
      Templeton Developing Markets                   9/21/98               102               53
      Templeton Mutual Shares Investments            9/21/98                48                9
      Franklin Growth Investments                     3/1/99                30
      Fidelity VIP Growth                            2/17/98                30                7
      Fidelity VIP II Contrafund                     2/17/98                 5                1
      Fidelity VIP III Growth Opportunities          2/17/98                 6                1
      Fidelity VIP III Growth & Income               2/17/98                73               26
      Fidelity VIP Equity-Income                     2/17/98                39                8

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 1999
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:



                                                                                            Total Return*
                                                   Commenced       -----------------------------------------------------------------
                                                   Operations          1999             1998             1997             1996
                                                  -------------    --------------   --------------  ---------------  ---------------
      Trust Lord Abbett Growth and Income               1/8/99             8.89%
      Trust Bond Debenture                             5/20/96             0.29%            4.77%           14.05%           11.32%
      Trust Developing Growth                          11/7/97            14.97%            5.13%           -2.80%
      Trust Large Cap Research                         2/17/98            12.64%            9.94%
      Trust Mid-Cap Value                              11/7/97            10.75%           -0.29%            4.17%
      Trust Quality Bond                               5/20/96            -2.79%            6.81%            7.58%            4.20%
      Trust Small Cap Stock                            5/15/96             5.30%           -6.74%           19.31%            3.69%
      Trust Large Cap Stock                            5/16/96            12.00%           30.49%           31.36%           11.62%
      Trust Select Equity                              5/15/96            10.59%           20.88%           29.67%            6.76%
      Trust International Equity                       5/14/96             4.97%           12.45%            4.52%            8.60%
      GACC Money Market                                12/4/97             1.70%            4.15%            0.34%
      Russell Multi-Style Equity                      12/31/97            11.35%           27.40%
      Russell Aggressive Equity                       12/31/97             0.31%            0.01%
      Russell Non-US                                  12/31/97             6.29%           11.83%
      Russell Core Bond                               12/31/97            -1.80%            6.31%
      AIM V.I. Value                                  12/31/97            13.65%           30.76%
      AIM V.I. Capital Appreciation                   12/31/97             8.77%           18.00%
      AIM V.I. International Equity                   12/31/97             3.71%           14.19%
      Alliance Premier Growth                         12/31/97            12.33%           46.21%
      Alliance Real Estate Investment                 12/31/97             5.28%          -19.99%
      Liberty Newport Tiger Fund, Variable            12/31/97            28.56%           -7.21%
      Goldman Sachs Growth and Income                  3/31/98             9.67%          -11.60%
      Goldman Sachs International Equity               3/31/98             1.98%            1.94%
      Goldman Sachs Global Income                      3/31/98            -2.14%            6.53%
      Kemper Dreman High Return Equity                 5/15/98             5.25%            4.89%
      Kemper Small Cap Growth                         12/31/97             3.41%           16.88%
      Kemper Small Cap Value                          12/31/97             5.21%          -12.30%
      Kemper Government Securities                    12/31/97            -0.66%            6.35%
      MFS Bond                                         5/15/98            -1.46%            5.09%
      MFS Research                                    12/31/97             8.10%           21.79%
      MFS Growth with Income                          12/31/97             5.11%           20.75%
      MFS Emerging Growth                             12/31/97            12.03%           32.44%
      MFS/F&C Emerging Markets Equity                 12/31/97            21.53%          -34.18%
      MFS High Income                                 12/31/97             4.24%           -1.37%
      MFS Global Governments                          12/31/97            -3.56%            6.63%
      Oppenheimer Capital Appreciation                12/31/97            15.02%           22.44%
      Oppenheimer Main Street Growth & Income         12/31/97            13.85%            3.40%
      Oppenheimer High Income                         12/31/97             3.08%           -0.92%
      Oppenheimer Bond                                12/31/97            -2.37%            5.52%
      Oppenheimer Strategic Bond                      12/31/97            -0.56%            1.65%
      Putnam VT Growth and Income                     12/31/97             9.84%           14.03%
      Putnam VT New Value                             12/31/97            13.51%            4.98%
      Putnam VT Vista                                 12/31/97            11.99%           18.04%
      Putnam VT International Growth                  12/31/97            11.58%           17.29%
      Putnam VT International New Opportunities       12/31/97            18.72%           14.21%
      Templeton Bond                                    3/1/99            -1.84%
      Franklin Small Cap Investments                    3/1/99            21.36%
      Templeton Stock                                   3/2/99            17.05%
      Templeton International                          9/21/98             9.56%           15.92%
      Templeton Developing Markets                     9/21/98            42.34%           33.87%
      Templeton Mutual Shares Investments              9/21/98            14.36%           11.61%
      Franklin Growth Investments                       3/1/99            16.29%
      Fidelity VIP Growth                              2/17/98            13.67%           31.16%
      Fidelity VIP II Contrafund                       2/17/98            10.55%           24.29%
      Fidelity VIP III Growth Opportunities            2/17/98             5.74%           18.14%
      Fidelity VIP III Growth & Income                 2/17/98             7.20%           22.59%
      Fidelity VIP Equity-Income                       2/17/98            11.99%            6.74%


*     The total return for sub-accounts that commenced operations during the period is not annualized.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 1999
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:


                                                                                      Separate Account Expenses
                                                                                     As a % of Average Net Assets**
                                                   Commenced    -----------------------------------------------------------------
                                                   Operations        1999             1998            1997             1996
                                                  ------------- ---------------  ---------------  --------------   --------------
      Trust Lord Abbett Growth and Income               1/8/99           1.40%
      Trust Bond Debenture                             5/20/96           1.40%            1.40%           1.40%            1.40%
      Trust Developing Growth                          11/7/97           1.40%            1.40%           1.40%
      Trust Large Cap Research                         2/17/98           1.40%            1.40%
      Trust Mid-Cap Value                              11/7/97           1.40%            1.40%           1.40%
      Trust Quality Bond                               5/20/96           1.40%            1.40%           1.40%            1.40%
      Trust Small Cap Stock                            5/15/96           1.40%            1.40%           1.40%            1.40%
      Trust Large Cap Stock                            5/16/96           1.40%            1.40%           1.40%            1.40%
      Trust Select Equity                              5/15/96           1.40%            1.40%           1.40%            1.40%
      Trust International Equity                       5/14/96           1.40%            1.40%           1.40%            1.40%
      GACC Money Market                                12/4/97           1.40%            1.40%           1.40%
      Russell Multi-Style Equity                      12/31/97           1.40%            1.40%
      Russell Aggressive Equity                       12/31/97           1.40%            1.40%
      Russell Non-US                                  12/31/97           1.40%            1.40%
      Russell Core Bond                               12/31/97           1.40%            1.40%
      AIM V.I. Value                                  12/31/97           1.40%            1.40%
      AIM V.I. Capital Appreciation                   12/31/97           1.40%            1.40%
      AIM V.I. International Equity                   12/31/97           1.40%            1.40%
      Alliance Premier Growth                         12/31/97           1.40%            1.40%
      Alliance Real Estate Investment                 12/31/97           1.40%            1.40%
      Liberty Newport Tiger Fund, Variable            12/31/97           1.40%            1.39%
      Goldman Sachs Growth and Income                  3/31/98           1.40%            1.40%
      Goldman Sachs International Equity               3/31/98           1.40%            1.40%
      Goldman Sachs Global Income                      3/31/98           1.40%            1.40%
      Kemper Dreman High Return Equity                 5/15/98           1.40%            0.55%
      Kemper Small Cap Growth                         12/31/97           1.40%            1.40%
      Kemper Small Cap Value                          12/31/97           1.40%            1.40%
      Kemper Government Securities                    12/31/97           1.40%            1.38%
      MFS Bond                                         5/15/98           1.40%            0.52%
      MFS Research                                    12/31/97           1.40%            1.40%
      MFS Growth with Income                          12/31/97           1.40%            1.40%
      MFS Emerging Growth                             12/31/97           1.40%            1.40%
      MFS/F&C Emerging Markets Equity                 12/31/97           1.40%            1.40%
      MFS High Income                                 12/31/97           1.40%            1.40%
      MFS Global Governments                          12/31/97           1.40%            1.37%
      Oppenheimer Capital Appreciation                12/31/97           1.40%            1.40%
      Oppenheimer Main Street Growth & Income         12/31/97           1.40%            1.40%
      Oppenheimer High Income                         12/31/97           1.40%            1.40%
      Oppenheimer Bond                                12/31/97           1.40%            1.40%
      Oppenheimer Strategic Bond                      12/31/97           1.40%            1.40%
      Putnam VT Growth and Income                     12/31/97           1.40%            1.40%
      Putnam VT New Value                             12/31/97           1.40%            1.40%
      Putnam VT Vista                                 12/31/97           1.40%            1.40%
      Putnam VT International Growth                  12/31/97           1.40%            1.40%
      Putnam VT International New Opportunities       12/31/97           1.40%            1.40%
      Templeton Bond                                    3/1/99           1.40%
      Franklin Small Cap Investments                    3/1/99           1.40%
      Templeton Stock                                   3/2/99           1.40%
      Templeton International                          9/21/98           1.40%            1.40%
      Templeton Developing Markets                     9/21/98           1.40%            1.40%
      Templeton Mutual Shares Investments              9/21/98           1.40%            1.32%
      Franklin Growth Investments                       3/1/99           1.40%
      Fidelity VIP Growth                              2/17/98           1.40%            1.35%
      Fidelity VIP II Contrafund                       2/17/98           1.40%            0.75%
      Fidelity VIP III Growth Opportunities            2/17/98           1.40%            0.52%
      Fidelity VIP III Growth & Income                 2/17/98           1.40%            1.39%
      Fidelity VIP Equity-Income                       2/17/98           1.40%            1.34%


**    The expense ratio for sub-accounts that commenced operations during the period is annualized.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 1999
Unaudited


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
       The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the six months ending
       June 30, 1999 and the year ending December 31, 1998 follows:


                                                                                        Realized Gain (Loss)
                                                                 ---------------------------------------------------------------
                                                                      Aggregate          Aggregate Cost
                                                Year or           Proceeds from Sales    of Fund Shares            Realized
                                                 Period            of Fund Shares           Redeemed             Gain (Loss)
                                              ------------       -------------------   -------------------    ------------------
       Trust Quality Income                          1999             $ 763,185             $ 780,067             $ (16,882)
                                                     1998                68,255                66,652                 1,603

       Trust Money Market                            1999               267,703               267,703                     -
                                                     1998               127,698               127,698                     -

       Trust Stock Index                             1999             2,369,204             2,061,076               308,128
                                                     1998               135,751               117,530                18,221

       Trust VKAC Growth and Income                  1999             2,136,203             2,024,017               112,186
                                                     1998               104,628                89,010                15,618

       Trust Lord Abbett Growth and Income           1999             1,681,501             1,682,649                (1,148)
                                                     1998

       Trust Bond Debenture                          1999               522,360               504,243                18,117
                                                     1998               670,935               657,487                13,448

       Trust Developing Growth                       1999                 7,002                 6,499                   503
                                                     1998                59,769                61,323                (1,554)

       Trust Large Cap Research                      1999                27,944                24,860                 3,084
                                                     1998                 1,318                 1,293                    25

       Trust Mid-Cap Value                           1999                61,669                61,140                   529
                                                     1998               121,779               126,280                (4,501)

       Trust Quality Bond                            1999               582,785               566,317                16,468
                                                     1998               319,864               309,113                10,751

       Trust Small Cap Stock                         1999               775,015               792,742               (17,727)
                                                     1998               986,220               974,390                11,830

       Trust Large Cap Stock                         1999               583,055               448,883               134,172
                                                     1998             1,700,678             1,489,784               210,894

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 1999
Unaudited


(7)    REALIZED GAIN (LOSS), CONTINUED:
                                                                                       Realized Gain (Loss)
                                                                ---------------------------------------------------------------
                                                                     Aggregate          Aggregate Cost
                                               Year or           Proceeds from Sales    of Fund Shares            Realized
                                                Period            of Fund Shares           Redeemed             Gain (Loss)
                                             ------------       -------------------   -------------------    ------------------
       Trust Select Equity                          1999              $ 691,057             $ 551,776             $ 139,281
                                                    1998              1,190,393             1,040,041               150,352

       Trust International Equity                   1999                429,022               382,285                46,737
                                                    1998                652,667               629,290                23,377

       GACC Money Market                            1999              1,405,137             1,388,124                17,013
                                                    1998              2,053,922             2,035,460                18,462

       Lord Abbett Growth and Income                1999             38,963,704            34,458,170             4,505,534
                                                    1998              1,839,293             1,749,075                90,218

       Russell Multi-Style Equity                   1999                 33,144                32,286                   858
                                                    1998                  7,462                 7,262                   200

       Russell Aggressive Equity                    1999                  6,034                 6,174                  (140)
                                                    1998                    416                   468                   (52)

       Russell Non-US                               1999                 16,162                15,613                   549
                                                    1998                    821                   900                   (79)

       Russell Core Bond                            1999                 17,269                17,622                  (353)
                                                    1998                  1,162                 1,160                     2

       AIM V.I. Value                               1999                161,486               158,209                 3,277
                                                    1998                 26,188                27,774                (1,586)

       AIM V.I. Capital Appreciation                1999                 34,022                32,524                 1,498
                                                    1998                    236                   258                   (22)

       AIM V.I. International Equity                1999                 36,994                39,217                (2,223)
                                                    1998                 40,160                46,103                (5,943)

       Alliance Premier Growth                      1999                 62,516                54,033                 8,483
                                                    1998                 67,438                74,072                (6,634)

       Alliance Real Estate Investment              1999                 60,467                64,794                (4,327)
                                                    1998                 14,746                17,733                (2,987)

       Liberty Newport Tiger Fund, Variable         1999                      -                     -                     -
                                                    1998                     37                    33                     4

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 1999
Unaudited


(7)    REALIZED GAIN (LOSS), CONTINUED:
                                                                                          Realized Gain (Loss)
                                                                   ---------------------------------------------------------------
                                                                        Aggregate          Aggregate Cost
                                                  Year or           Proceeds from Sales    of Fund Shares            Realized
                                                   Period            of Fund Shares           Redeemed             Gain (Loss)
                                                ------------       -------------------   -------------------    ------------------
       Goldman Sachs Growth and Income                 1999             $ 21,002              $ 20,600                 $ 402
                                                       1998               23,582                27,701                (4,119)

       Goldman Sachs International Equity              1999               22,618                21,714                   904
                                                       1998                  999                 1,123                  (124)

       Goldman Sachs Global Income                     1999                  247                   248                    (1)
                                                       1998                  181                   176                     5

       Kemper Dreman High Return Equity                1999                    -                     -                     -
                                                       1998                    -                     -                     -

       Kemper Small Cap Growth                         1999                1,215                 1,199                    16
                                                       1998                7,419                 7,675                  (256)

       Kemper Small Cap Value                          1999               35,221                37,854                (2,633)
                                                       1998               21,781                28,205                (6,424)

       Kemper Government Securities                    1999                  374                   382                    (8)
                                                       1998                    9                     9                     -

       MFS Bond                                        1999                    -                     -                     -
                                                       1998                    -                     -                     -

       MFS Research                                    1999                1,499                 1,394                   105
                                                       1998                1,823                 1,914                   (91)

       MFS Growth with Income                          1999               49,961                46,201                 3,760
                                                       1998               40,854                45,826                (4,972)

       MFS Emerging Growth                             1999               23,185                19,591                 3,594
                                                       1998               31,963                34,744                (2,781)

       MFS/Foreign & Colonial
          Emerging Markets Equity                      1999               17,699                19,846                (2,147)
                                                       1998               32,580                43,015               (10,435)

       MFS High Income                                 1999               37,193                35,765                 1,428
                                                       1998               18,006                19,172                (1,166)

       MFS Global Governments                          1999                   64                    64                     -
                                                       1998                   34                    33                     1

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 1999
Unaudited


(7)    REALIZED GAIN (LOSS), CONTINUED:
                                                                                          Realized Gain (Loss)
                                                                   ---------------------------------------------------------------
                                                                        Aggregate          Aggregate Cost
                                                     Year or        Proceeds from Sales    of Fund Shares            Realized
                                                      Period         of Fund Shares           Redeemed             Gain (Loss)
                                                   ------------    -------------------   -------------------    ------------------
       Oppenheimer Capital Appreciation                1999                   803                   683                   120
                                                       1998                   731                   756                   (25)

       Oppenheimer Main Street Growth & Income         1999                 3,918                 3,743                   175
                                                       1998                 1,004                 1,167                  (163)

       Oppenheimer High Income                         1999                 6,898                 6,925                   (27)
                                                       1998                 2,657                 2,855                  (198)

       Oppenheimer Bond                                1999               121,617               123,113                (1,496)
                                                       1998                17,891                17,655                   236

       Oppenheimer Strategic Bond                      1999                14,827                14,939                  (112)
                                                       1998                   160                   165                    (5)

       Putnam VT Growth and Income                     1999                40,794                38,984                 1,810
                                                       1998                45,339                51,871                (6,532)

       Putnam VT New Value                             1999                12,516                11,248                 1,268
                                                       1998                 6,880                 6,868                    12

       Putnam VT Vista                                 1999                 7,083                 6,114                   969
                                                       1998                   376                   388                   (12)

       Putnam VT International Growth                  1999                92,258                86,564                 5,694
                                                       1998                64,381                72,707                (8,326)

       Putnam VT International New Opportunities       1999                 5,773                 5,668                   105
                                                       1998                   378                   405                   (27)

       Templeton Bond                                  1999                     -                     -                     -
                                                       1998

       Franklin Small Cap Investments                  1999                     -                     -                     -
                                                       1998

       Templeton Stock                                 1999                13,323                13,349                   (26)
                                                       1998

       Templeton International                         1999                   880                   851                    29
                                                       1998                   133                   124                     9

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 1999
Unaudited


(7)    REALIZED GAIN (LOSS), CONTINUED:
                                                                                         Realized Gain (Loss)
                                                                  ---------------------------------------------------------------
                                                                       Aggregate          Aggregate Cost
                                                 Year or           Proceeds from Sales    of Fund Shares            Realized
                                                  Period            of Fund Shares           Redeemed             Gain (Loss)
                                                 ----------       -------------------   -------------------    ------------------
       Templeton Developing Markets                   1999              $ 9,068               $ 7,323               $ 1,745
                                                      1998                  133                   125                     8

       Templeton Mutual Shares Investments            1999                   67                    62                     5
                                                      1998                    -                     -                     -

       Franklin Growth Investments                    1999                    -                     -                     -
                                                      1998

       Fidelity VIP Growth                            1999                  522                   412                   110
                                                      1998                    3                     3                     -

       Fidelity VIP II Contrafund                     1999                    -                     -                     -
                                                      1998                    -                     -                     -

       Fidelity VIP III Growth Opportunities          1999                    -                     -                     -
                                                      1998                    -                     -                     -

       Fidelity VIP III Growth & Income               1999                  961                   816                   145
                                                      1998                    -                     -                     -

       Fidelity VIP Equity-Income                     1999                  139                   134                     5
                                                      1998                    -                     -                     -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 1999
Unaudited


(7)    UNREALIZED APPRECIATION:
                                                                                Unrealized Appreciation (Depreciation)
                                                                    ---------------------------------------------------------------
                                                                       Appreciation          Appreciation
                                                   Year or            (Depreciation)        (Depreciation)
                                                    Period             End of Period        Beginning of Period        Change
                                                 ------------       -------------------   ----------------------   ----------------
       Trust Quality Income                         1999                       $ -              $ 19,209             $ (19,209)
                                                    1998                    19,209                14,678                 4,531

       Trust Money Market                           1999                         -                     -                     -
                                                    1998                         -                     -                     -

       Trust Stock Index                            1999                         -               491,713              (491,713)
                                                    1998                   491,713               393,343                98,370

       Trust VKAC Growth and Income                 1999                         -               316,285              (316,285)
                                                    1998                   316,285               251,383                64,902

       Trust Lord Abbett Growth and Income          1999                 4,040,799                     -             4,040,799
                                                    1998

       Trust Bond Debenture                         1999                   342,596               273,399                69,197
                                                    1998                   273,399               163,335               110,064

       Trust Developing Growth                      1999                   214,682                57,633               157,049
                                                    1998                    57,633                   404                57,229

       Trust Large Cap Research                     1999                   167,792                52,098               115,694
                                                    1998                    52,098                     -                52,098

       Trust Mid-Cap Value                          1999                   147,559                14,516               133,043
                                                    1998                    14,516                 2,536                11,980

       Trust Quality Bond                           1999                    87,431               254,121              (166,690)
                                                    1998                   254,121                42,116               212,005

       Trust Small Cap Stock                        1999                   496,201                (2,832)              499,033
                                                    1998                    (2,832)              765,772              (768,604)

       Trust Large Cap Stock                        1999                 7,931,675             4,717,561             3,214,114
                                                    1998                 4,717,561               630,868             4,086,693

       Trust Select Equity                          1999                 5,230,803             3,163,743             2,067,060
                                                    1998                 3,163,743             1,284,973             1,878,770

       Trust International Equity                   1999                 1,465,427               918,988               546,439
                                                    1998                   918,988                91,655               827,333

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 1999
Unaudited


(7)    UNREALIZED APPRECIATION, CONTINUED:
                                                                             Unrealized Appreciation (Depreciation)
                                                               ---------------------------------------------------------------
                                                                  Appreciation          Appreciation
                                              Year or            (Depreciation)        (Depreciation)
                                               Period             End of Period        Beginning of Period        Change
                                              ----------       -------------------   ----------------------   ----------------
       GACC Money Market                           1999              $ 30,322               $ 8,746              $ 21,576
                                                   1998                 8,746                   440                 8,306

       Lord Abbett Growth and Income               1999                     -             2,782,796            (2,782,796)
                                                   1998             2,782,796             1,514,090             1,268,706

       Russell Multi-Style Equity                  1999               123,708                37,385                86,323
                                                   1998                37,385                     -                37,385

       Russell Aggressive Equity                   1999                15,844                (1,753)               17,597
                                                   1998                (1,753)                    -                (1,753)

       Russell Non-US                              1999                41,022                 1,844                39,178
                                                   1998                 1,844                     -                 1,844

       Russell Core Bond                           1999               (55,133)                3,543               (58,676)
                                                   1998                 3,543                     -                 3,543

       AIM V.I. Value                              1999                58,966                 1,376                57,590
                                                   1998                 1,376                     -                 1,376

       AIM V.I. Capital Appreciation               1999                22,205                 5,386                16,819
                                                   1998                 5,386                     -                 5,386

       AIM V.I. International Equity               1999                 3,903                (6,224)               10,127
                                                   1998                (6,224)                    -                (6,224)

       Alliance Premier Growth                     1999               245,308               118,514               126,794
                                                   1998               118,514                     -               118,514

       Alliance Real Estate Investment             1999                (9,866)              (17,191)                7,325
                                                   1998               (17,191)                    -               (17,191)

       Liberty Newport Tiger Fund, Variable        1999                 9,670                 2,743                 6,927
                                                   1998                 2,743                     -                 2,743

       Goldman Sachs Growth and Income             1999                 4,396               (11,213)               15,609
                                                   1998               (11,213)                    -               (11,213)

       Goldman Sachs International Equity          1999                 7,549                 2,720                 4,829
                                                   1998                 2,720                     -                 2,720

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 1999
Unaudited


(7)    UNREALIZED APPRECIATION, CONTINUED:
                                                                                   Unrealized Appreciation (Depreciation)
                                                                    ---------------------------------------------------------------
                                                                       Appreciation          Appreciation
                                                   Year or            (Depreciation)        (Depreciation)
                                                    Period             End of Period        Beginning of Period        Change
                                                  -----------       -------------------   ----------------------   ----------------
       Goldman Sachs Global Income                      1999               $ (668)               $ (187)               $ (481)
                                                        1998                 (187)                    -                  (187)

       Kemper Dreman High Return Equity                 1999                    9                     5                     4
                                                        1998                    5                     -                     5

       Kemper Small Cap Growth                          1999                7,557                 3,989                 3,568
                                                        1998                3,989                     -                 3,989

       Kemper Small Cap Value                           1999                1,649               (13,980)               15,629
                                                        1998              (13,980)                    -               (13,980)

       Kemper Government Securities                     1999               (3,606)                  206                (3,812)
                                                        1998                  206                     -                   206

       MFS Bond                                         1999                    2                     5                    (3)
                                                        1998                    5                     -                     5

       MFS Research                                     1999               62,800                24,572                38,228
                                                        1998               24,572                     -                24,572

       MFS Growth with Income                           1999              104,992                54,989                50,003
                                                        1998               54,989                     -                54,989

       MFS Emerging Growth                              1999              176,782                87,574                89,208
                                                        1998               87,574                     -                87,574

       MFS/Foreign & Colonial
          Emerging Markets Equity                       1999                  (36)               (7,685)                7,649
                                                        1998               (7,685)                    -                (7,685)

       MFS High Income                                  1999               (5,469)               (2,625)               (2,844)
                                                        1998               (2,625)                    -                (2,625)

       MFS Global Governments                           1999                 (310)                  189                  (499)
                                                        1998                  189                     -                   189

       Oppenheimer Capital Appreciation                 1999               18,723                 9,357                 9,366
                                                        1998                9,357                     -                 9,357

       Oppenheimer Main Street Growth & Income          1999               29,744                  (771)               30,515
                                                        1998                 (771)                    -                  (771)

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 1999
Unaudited


(7)    UNREALIZED APPRECIATION, CONTINUED:
                                                                                   Unrealized Appreciation (Depreciation)
                                                                    ---------------------------------------------------------------
                                                                       Appreciation          Appreciation
                                                   Year or            (Depreciation)        (Depreciation)
                                                    Period             End of Period        Beginning of Period        Change
                                                  -----------       -------------------   ----------------------   ----------------
       Oppenheimer High Income                          1999             $ (6,125)             $ (2,071)             $ (4,054)
                                                        1998               (2,071)                    -                (2,071)

       Oppenheimer Bond                                 1999              (18,314)               12,503               (30,817)
                                                        1998               12,503                     -                12,503

       Oppenheimer Strategic Bond                       1999               (2,006)                 (129)               (1,877)
                                                        1998                 (129)                    -                  (129)

       Putnam VT Growth and Income                      1999               64,800                44,649                20,151
                                                        1998               44,649                     -                44,649

       Putnam VT New Value                              1999                3,780                   860                 2,920
                                                        1998                  860                     -                   860

       Putnam VT Vista                                  1999               24,439                 7,815                16,624
                                                        1998                7,815                     -                 7,815

       Putnam VT International Growth                   1999               83,577                (2,297)               85,874
                                                        1998               (2,297)                    -                (2,297)

       Putnam VT International New Opportunities        1999               15,617                   299                15,318
                                                        1998                  299                     -                   299

       Templeton Bond                                   1999                   (2)                    -                    (2)
                                                        1998

       Franklin Small Cap Investments                   1999                  223                     -                   223
                                                        1998

       Templeton Stock                                  1999                  747                     -                   747
                                                        1998

       Templeton International                          1999                9,041                 4,711                 4,330
                                                        1998                4,711                     -                 4,711

       Templeton Developing Markets                     1999               28,468                 3,570                24,898
                                                        1998                3,570                     -                 3,570

       Templeton Mutual Shares Investments              1999                3,876                   263                 3,613
                                                        1998                  263                     -                   263

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 1999
Unaudited


(7)    UNREALIZED APPRECIATION, CONTINUED:
                                                                               Unrealized Appreciation (Depreciation)
                                                                ---------------------------------------------------------------
                                                                   Appreciation          Appreciation
                                               Year or            (Depreciation)        (Depreciation)
                                                Period             End of Period        Beginning of Period        Change
                                               ----------       -------------------   ----------------------   ----------------
       Franklin Growth Investments                  1999               $ 1,562                   $ -               $ 1,562
                                                    1998

       Fidelity VIP Growth                          1999                 2,411                 1,118                 1,293
                                                    1998                 1,118                     -                 1,118

       Fidelity VIP II Contrafund                   1999                   240                    99                   141
                                                    1998                    99                     -                    99

       Fidelity VIP III Growth Opportunities        1999                   578                    19                   559
                                                    1998                    19                     -                    19

       Fidelity VIP III Growth & Income             1999                 6,299                 3,784                 2,515
                                                    1998                 3,784                     -                 3,784

       Fidelity VIP Equity-Income                   1999                 1,330                   635                   695
                                                    1998                   635                     -                   635

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 1999
Unaudited


(8)    UNIT TRANSACTIONS
       The change in the number of units for each sub-account follows:



                                                                                   Trust
                                        --------------------------------------------------------------------------------------------
                                                                                   VKAC      Lord Abbett
                                                                                  Growth       Growth
                                         Quality       Money         Stock         and           and          Bond      Developing
                                        Income (1)   Market (1)    Index (1)    Income (1)   Income (2)     Debenture     Growth
                                        -----------  -----------  -----------  ------------ -------------  ----------- -------------
Accumulation units:
       Unit balance at 12/31/97             43,729       29,951       69,602        80,080                    347,400         6,039

         Cova units purchased                    -            -            -             -                          -             -
         Cova units redeemed                     -            -            -             -                          -             -
         Contract units purchased                -            -            -            48                     83,877        31,649
         Contract units transferred, net       763       (8,882)       5,039         9,020                    280,852        33,339
         Contract units redeemed              (507)        (306)      (1,474)       (2,306)                   (30,453)         (101)
                                        -----------  -----------  -----------  ------------                ----------- -------------
       Unit balance at 12/31/98             43,985       20,763       73,167        86,842                    681,676        70,926

         Cova units purchased                    -            -            -             -             -            -             -
         Cova units redeemed                     -            -            -             -             -            -             -
         Contract units purchased                -            -            -             -        12,676       18,652         9,057
         Contract units transferred, net   (43,985)     (20,763)     (73,167)      (86,842)    1,211,355      135,253        23,343
         Contract units redeemed                 -            -            -             -       (33,741)     (47,820)         (243)
                                        -----------  -----------  -----------  ------------ -------------  ----------- -------------
       Unit balance at 6/30/99                   -            -            -             -     1,190,290      787,761       103,083
                                        ===========  ===========  ===========  ============ =============  =========== =============


(1)    Sub-account ceased operations on January 8, 1999.
(2)    Sub-account commenced operations on January 8, 1999.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 1999
Unaudited


(8)    UNIT TRANSACTIONS, CONTINUED
       The change in the number of units for each sub-account follows:

                                                                                   Trust
                                         -------------------------------------------------------------------------------------------

                                           Large                                Small        Large
                                            Cap       Mid-Cap     Quality        Cap          Cap          Select      International
                                         Research      Value        Bond        Stock        Stock         Equity         Equity
                                         ----------  ----------  ----------  -----------  ------------  ------------  --------------
Accumulation units:
       Unit balance at 12/31/97                          8,510     234,643      487,580       686,677       700,550         554,105

         Cova units purchased                    -           -           -            -             -             -               -
         Cova units redeemed                     -           -           -            -             -             -               -
         Contract units purchased           21,971      56,591      71,796       55,831        86,312        93,645          39,068
         Contract units transferred, net    27,982      20,523     212,881      162,174       401,442       309,696         218,017
         Contract units redeemed               (59)       (167)    (18,275)     (41,660)      (42,041)      (51,094)        (31,815)
                                         ----------  ----------  ----------  -----------  ------------  ------------  --------------
       Unit balance at 12/31/98             49,894      85,457     501,045      663,925     1,132,390     1,052,797         779,375

         Cova units purchased                    -           -           -            -             -             -               -
         Cova units redeemed                     -           -           -            -             -             -               -
         Contract units purchased            9,526       3,541      38,047        4,244        42,108        25,646           9,497
         Contract units transferred, net    35,488      22,169     112,124        1,272       309,470       130,069          39,401
         Contract units redeemed              (477)     (1,160)    (11,257)     (20,370)      (27,117)      (41,483)        (17,457)
                                         ----------  ----------  ----------  -----------  ------------  ------------  --------------
       Unit balance at 6/30/99              94,431     110,007     639,959      649,071     1,456,851     1,167,029         810,816
                                         ==========  ==========  ==========  ===========  ============  ============  ==============

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 1999
Unaudited


(8)    UNIT TRANSACTIONS, CONTINUED
       The change in the number of units for each sub-account follows:



                                           GACC       Lord Abbett                        Russell                            AIM
                                         ----------  -------------  --------------------------------------------------  -----------

                                                        Growth        Multi-
                                           Money          and         Style      Aggressive                   Core
                                          Market      Income (1)      Equity       Equity        Non-US       Bond       V.I. Value
                                         ----------  -------------  ----------  ------------   ----------  -----------  -----------
Accumulation units:
       Unit balance at 12/31/97             14,091        791,310

         Cova units purchased                    -              -          10            10           10           10           10
         Cova units redeemed                     -              -         (10)          (10)         (10)         (10)           -
         Contract units purchased          175,697         70,041      45,702         7,795       16,824       54,877        2,811
         Contract units transferred, net   (33,948)       266,026       2,780           887        1,475        6,720           44
         Contract units redeemed           (26,271)       (46,611)        (94)          (31)         (40)         (99)           -
                                         ----------  -------------  ----------  ------------   ----------  -----------  -----------
       Unit balance at 12/31/98            129,569      1,080,766      48,388         8,651       18,259       61,498        2,865

         Cova units purchased                    -              -           -             -            -            -            -
         Cova units redeemed                     -              -           -             -            -            -          (10)
         Contract units purchased           26,576          1,724      67,205        15,685       32,519       44,528       27,378
         Contract units transferred, net     9,200     (1,081,503)     25,434         6,358       16,000       64,308       46,378
         Contract units redeemed           (37,273)          (987)        (61)          (15)         (36)         (91)         (22)
                                         ----------  -------------  ----------  ------------   ----------  -----------  -----------
       Unit balance at 6/30/99             128,072              -     140,966        30,679       66,742      170,243       76,589
                                         ==========  =============  ==========  ============   ==========  ===========  ===========


(1) Sub-account ceased operations on January 8, 1999.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 1999
Unaudited


(8)    UNIT TRANSACTIONS, CONTINUED
       The change in the number of units for each sub-account follows:



                                                   AIM                        Alliance           Liberty          Goldman Sachs
                                     ------------------------------  ------------------------  ----------  -------------------------
                                                                                                Newport
                                                          V.I.                       Real        Tiger       Growth
                                      V.I. Capital    International   Premier       Estate       Fund,        and      International
                                      Appreciation       Equity        Growth     Investment    Variable     Income       Equity
                                     --------------  --------------  ----------  ------------  ----------  ----------  -------------
Accumulation units:
   Unit balance at 12/31/97

     Cova units purchased                       10              10          10            10          10           9              9
     Cova units redeemed                         -             (10)        (10)          (10)          -          (9)            (9)
     Contract units purchased                5,456          15,482      61,989        20,016       2,387      11,978         13,558
     Contract units transferred, net           104             (97)      1,056         2,144           -       1,129          2,301
     Contract units redeemed                     -            (128)       (176)          (83)          -           -              -
                                     --------------  --------------  ----------  ------------  ----------  ----------  -------------
   Unit balance at 12/31/98                  5,570          15,257      62,869        22,077       2,397      13,107         15,859

     Cova units purchased                        -               -           -             -           -           -              -
     Cova units redeemed                       (10)              -           -             -           -           -              -
     Contract units purchased                9,359           4,220      22,847         1,266         242       1,235          1,739
     Contract units transferred, net         7,931             628      28,038        (1,754)          -       2,050          1,016
     Contract units redeemed                   (28)           (120)     (4,084)       (1,086)          -          (1)           (11)
                                     --------------  --------------  ----------  ------------  ----------  ----------  -------------
   Unit balance at 6/30/99                  22,822          19,985     109,670        20,503       2,639      16,391         18,603
                                     ==============  ==============  ==========  ============  ==========  ==========  =============

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 1999
Unaudited


(8)    UNIT TRANSACTIONS, CONTINUED
       The change in the number of units for each sub-account follows:


                                           Goldman
                                            Sachs                           Kemper                               MFS
                                          ----------   ------------------------------------------------  -------------------
                                                        Dreman
                                                         High       Small       Small
                                            Global      Return       Cap         Cap       Government
                                            Income      Equity      Growth      Value      Securities     Bond     Research
                                          ----------   ---------  ----------  ----------  -------------  -------  ----------
Accumulation units:
       Unit balance at 12/31/97

         Cova units purchased                    10          10          10          10             10       10          10
         Cova units redeemed                      -           -         (10)        (10)             -        -         (10)
         Contract units purchased             2,992           -       3,287      18,879          2,180        -      22,166
         Contract units transferred, net          -           -         542      (2,152)           329        -       3,870
         Contract units redeemed                  -           -           -         (86)             -        -         (42)
                                          ----------   ---------  ----------  ----------  -------------  -------  ----------
       Unit balance at 12/31/98               3,002          10       3,829      16,641          2,519       10      25,994

         Cova units purchased                     -           -           -           -              -        -           -
         Cova units redeemed                      -           -           -           -              -        -           -
         Contract units purchased                 -           -       1,511       5,762          4,210        -      10,720
         Contract units transferred, net         84           -         481         927          4,915        -      10,604
         Contract units redeemed                 (2)          -         (88)     (1,196)           (24)       -         (75)
                                          ----------   ---------  ----------  ----------  -------------  -------  ----------
       Unit balance at 6/30/99                3,084          10       5,733      22,134         11,620       10      47,243
                                          ==========   =========  ==========  ==========  =============  =======  ==========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 1999
Unaudited


(8)    UNIT TRANSACTIONS, CONTINUED
       The change in the number of units for each sub-account follows:



                                                                    MFS                                         Oppenheimer
                                      ---------------------------------------------------------------  -----------------------------
                                                                   F&C                                                  Main Street
                                        Growth                  Emerging                                                  Growth
                                         with      Emerging      Markets      High         Global         Capital           and
                                        Income      Growth       Equity      Income     Governments     Appreciation      Income
                                      ----------  -----------  -----------  ---------  --------------  --------------  -------------
Accumulation units:
   Unit balance at 12/31/97

     Cova units purchased                    10           10           10         10              10              10             10
     Cova units redeemed                    (10)         (10)         (10)       (10)              -               -            (10)
     Contract units purchased            60,871       45,740        8,277     12,308             316           4,131         13,701
     Contract units transferred, net      4,170        2,112       (3,990)       826              59             938          1,202
     Contract units redeemed               (250)        (142)         (53)       (54)              -             (42)           (21)
                                      ----------  -----------  -----------  ---------  --------------  --------------  -------------
   Unit balance at 12/31/98              64,791       47,710        4,234     13,080             385           5,037         14,882

     Cova units purchased                     -            -            -          -               -               -              -
     Cova units redeemed                      -            -            -          -               -               -              -
     Contract units purchased             5,225        5,571            -      1,765               -             849          4,069
     Contract units transferred, net     20,412        7,150       (1,330)     1,083             306           1,589          7,417
     Contract units redeemed             (2,536)      (1,167)          (9)       (22)             (2)            (28)          (254)
                                      ----------  -----------  -----------  ---------  --------------  --------------  -------------
   Unit balance at 6/30/99               87,892       59,264        2,895     15,906             689           7,447         26,114
                                      ==========  ===========  ===========  =========  ==============  ==============  =============

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 1999
Unaudited


(8)    UNIT TRANSACTIONS, CONTINUED
       The change in the number of units for each sub-account follows:



                                                     Oppenheimer                                     Putnam
                                          ----------------------------------  -----------------------------------------------------

                                                                               VT Growth                                   VT
                                             High                  Strategic      and         VT New                  International
                                            Income       Bond        Bond        Income        Value      VT Vista       Growth
                                          ----------  ----------  ----------  ------------   ---------   ----------  --------------
Accumulation units:
       Unit balance at 12/31/97

         Cova units purchased                    10          10          10            10          10           10              10
         Cova units redeemed                    (10)        (10)          -           (10)          -          (10)            (10)
         Contract units purchased             9,108      39,444       2,196        72,178         487        4,298          56,707
         Contract units transferred, net      1,436       7,160         478         8,219       1,705        2,501             107
         Contract units redeemed                (11)       (227)          -          (283)          -            -            (248)
                                          ----------  ----------  ----------  ------------   ---------   ----------  --------------
       Unit balance at 12/31/98              10,533      46,377       2,684        80,114       2,202        6,799          56,566

         Cova units purchased                     -           -           -             -           -            -               -
         Cova units redeemed                      -           -           -             -           -            -               -
         Contract units purchased             1,578       1,816       1,431         9,079         960        1,207           3,827
         Contract units transferred, net      2,252      (1,993)        690        16,796        (386)       4,535           7,102
         Contract units redeemed                (54)     (1,604)        (11)       (2,029)        (19)         (55)         (2,062)
                                          ----------  ----------  ----------  ------------   ---------   ----------  --------------
       Unit balance at 6/30/99               14,309      44,596       4,794       103,960       2,757       12,486          65,433
                                          ==========  ==========  ==========  ============   =========   ==========  ==============

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 1999
Unaudited


(8)    UNIT TRANSACTIONS, CONTINUED
       The change in the number of units for each sub-account follows:



                                      Putnam                                       Templeton
                                   -------------- ---------------------------------------------------------------------------------
                                        VT                   Franklin
                                   International             Small Cap                                                   Mutual
                                        New                 Investments                                 Developing       Shares
                                   Opportunities  Bond (3)      (3)       Stock (4)    International     Markets       Investments
                                   -------------- --------- ------------  ----------  --------------  --------------  -------------
Accumulation units:
  Unit balance at 12/31/97

    Cova units purchased                      10                                                 13              18             12
    Cova units redeemed                      (10)                                                 -             (18)             -
    Contract units purchased               4,416                                              6,502           3,871            863
    Contract units transferred, net          367                                                126           3,162             69
    Contract units redeemed                    -                                                (15)              -              -
                                   --------------                                     --------------  --------------  -------------
  Unit balance at 12/31/98                 4,783                                              6,626           7,033            944

    Cova units purchased                       -        10           10          10               -               -              -
    Cova units redeemed                        -         -            -           -             (13)              -              -
    Contract units purchased                 227         -            -           -           6,322           1,037              -
    Contract units transferred, net        3,010         -           23       2,167           7,868           1,487          3,383
    Contract units redeemed                    -         -          180       3,258             (40)            (47)             -
                                   -------------- --------- ------------  ----------  --------------  --------------  -------------
  Unit balance at 6/30/99                  8,020        10          213       5,435          20,763           9,510          4,327
                                   ============== ========= ============  ==========  ==============  ==============  =============


(3)    Sub-account commenced operations on March 1, 1999.
(4)    Sub-account commenced operations on March 2, 1999.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 1999
Unaudited


(8)    UNIT TRANSACTIONS, CONTINUED
       The change in the number of units for each sub-account follows:



                                            Templeton                                   Fidelity
                                          -------------------------------------------------------------------------------------
                                            Franklin
                                             Growth                                      VIP III        VIP III         VIP
                                           Investments       VIP         VIP II          Growth        Growth &       Equity-
                                               (3)         Growth      Contrafund     Opportunities     Income        Income
                                          -------------   ---------  --------------  ---------------  -----------   -----------
Accumulation units:
       Unit balance at 12/31/97

         Cova units purchased                                   10              10               10           10            10
         Cova units redeemed                                     -               -                -            -             -
         Contract units purchased                               89              68                -          325           296
         Contract units transferred, net                       406               -              104        1,747           466
         Contract units redeemed                                 -               -                -            -             -
                                                          ---------  --------------  ---------------  -----------   -----------
       Unit balance at 12/31/98                                505              78              114        2,082           772

         Cova units purchased                       10           -               -                -            -             -
         Cova units redeemed                         -           -               -                -            -             -
         Contract units purchased                    -         668             254              405        2,665           111
         Contract units transferred, net         2,540         846               -                -          794         2,365
         Contract units redeemed                     -           -               -                -            -             -
                                          -------------   ---------  --------------  ---------------  -----------   -----------
       Unit balance at 6/30/99                   2,550       2,019             332              519        5,541         3,248
                                          =============   =========  ==============  ===============  ===========   ===========


(3) Sub-account commenced operations on March 1, 1999.




                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                              Financial Statements

                           December 31, 1998 and 1997

                   (With Independent Auditors' Report Thereon)


                          INDEPENDENT AUDITORS' REPORT



     The Contract Owners of Cova Variable Annuity Account Five, Board of Directors and Shareholder of Cova Financial Life Insurance Company:


     We have audited the accompanying statement of assets and liabilities of the Quality Income, Money Market, Stock Index, Growth and Income, Bond Debenture, Developing Growth, Large Cap Research, Mid-Cap Value, Quality Bond, Small Cap Stock, Large Cap Stock, Select Equity, and International Equity sub-accounts (investment options within the Cova Series Trust); the Growth and Income sub-account (investment option within the Lord Abbett Series Fund, Inc.); the Money Market sub-account (investment option within the General American Capital Company); the Multi-Style Equity, Aggressive Equity, Non-US, and Core Bond sub-accounts (investment options within the Russell Insurance Funds); the AIM V.I. Value, AIM V.I. Capital Appreciation, and AIM V.I. International Equity sub-accounts (investment options within the AIM Variable Insurance Funds, Inc.); the Premier Growth and Real Estate Investment sub-accounts (investment options within the Alliance Variable Products Series Fund, Inc.); the Newport Tiger sub-account (investment option within the Liberty Variable Investment Trust); the Growth and Income, International Equity, and Global Income sub-accounts (investment options within the Goldman Sachs Variable Insurance Trust); the Kemper-Dreman High Return Equity, Kemper Small Cap Growth, Kemper Small Cap Value, and Kemper Government Securities sub-accounts (investment options within the Investors Fund Series); the MFS Bond, MFS Research, MFS Growth with Income, MFS Emerging Growth, MFS/Foreign & Colonial Emerging Markets Equity, MFS High Income, and MFS World Governments sub-accounts (investment options within the MFS Variable Insurance Trust); the Oppenheimer Growth, Oppenheimer Growth & Income, Oppenheimer High Income, Oppenheimer Bond, and Oppenheimer Strategic Bond sub-accounts (investment options within the Oppenheimer Variable Account Funds); the Putnam Growth and Income, Putnam New Value, Putnam Vista, Putnam International Growth, and Putnam International New Opportunities (investment options within the Putnam Variable Trust); the Templeton International, Templeton Developing Markets, and Mutual Shares Investments (investment options within the Templeton Variable Products Series Fund) and Growth, Contrafund, Growth Opportunities, Growth & Income, and Equity-Income sub-accounts (investment options within the Variable Insurance Products Fund, Fund II, and Fund III) of Cova Variable Annuity Account Five of Cova Financial Life Insurance Company (the Separate Account) as of December 31, 1998, and the related statement of operations for the year then ended and the statements of changes in net assets for the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of Cova Variable Annuity Account Five of Cova Financial Life Insurance Company as of December 31, 1998, and the results of their operations and the changes in their net assets for each of the years presented, in conformity with generally accepted accounting principles.






     Chicago, Illinois
     March 1, 1999


                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                       Statement of Assets and Liabilities

                                December 31, 1998


Assets:
   Investments:
     Cova Series Trust (Trust):
      Quality Income Portfolio - 70,231 shares at a net asset value of $10.99 per share (cost:      $   771,521
      $752,312)
      Money Market Portfolio - 267,480 shares at a net asset value of $1.00 per share (cost:            267,480
      $267,480)
      Stock Index Portfolio - 103,701 shares at a net asset value of $22.24 per share (cost:          2,306,502
      $1,814,789)
      VKAC Growth and Income Portfolio - 118,981 shares at a net asset value of $17.81 per share      2,118,735
      (cost:  $1,802,450)
      Bond Debenture Portfolio - 743,132 shares at a net asset value of $12.38 per share (cost:       9,200,594
      $8,927,195)
      Developing Growth Portfolio - 69,838 shares at a net asset value of $11.24 per share (cost:       785,026
      $727,393)
      Large Cap Research Portfolio - 49,317 shares at a net asset value of $11.96 per share             590,045
      (cost:  $537,947)
      Mid-Cap Value Portfolio - 84,292 shares at a net asset value of $10.58 per share (cost:           892,031
      $877,515)
      Quality Bond Portfolio - 541,754 shares at a net asset value of $11.02 per share (cost:         5,969,934
      $5,715,813)
      Small Cap Stock Portfolio - 697,228 shares at a net asset value of $11.98 per share (cost:      8,354,398
      $8,357,230)
      Large Cap Stock Portfolio - 1,214,540 shares at a net asset value of $18.12 per share           22,001,488
      (cost:  $17,283,927)
      Select Equity Portfolio - 1,112,492 shares at a net asset value of $16.08 per share (cost:      17,884,756
      $14,721,013)
      International Equity Portfolio - 781,347 shares at a net asset value of $12.86 per share        10,045,997
      (cost:  $9,127,009)
     Lord Abbett Series Fund, Inc. (Lord
     Abbett):
      Growth and Income Portfolio - 1,796,658 shares at a net asset value of $20.65 per share         37,099,191
      (cost:  $34,316,395)
     General American Capital Company
     (GACC):
      Money Market Portfolio - 74,779 shares at a net asset value of $19.25 per share (cost:          1,439,559
      $1,430,813)
     Russell Insurance Funds
     (Russell):
      Multi-Style Equity Fund - 38,483 shares at a net asset value of $16.02 per share (cost:           616,495
      $579,110)
      Aggressive Equity Fund - 6,813 shares at a net asset value of $12.70 per share (cost:              86,528
      $88,281)
      Non-US Fund - 18,412 shares at a net asset value of $11.09 per share                              204,193
      (cost:  $202,349)
      Core Bond Fund - 61,219 shares at a net asset value of $10.68 per share                           653,821
      (cost:  $650,278)
     AIM Variable Insurance Funds, Inc.
     (AIM):
      AIM V.I. Value Fund - 1,427 shares at a net asset value of $26.25 per share (cost:  $36,084)       37,460
      AIM V.I. Capital Appreciation Fund - 2,608 shares at a net asset value of $25.20 per share         65,734
      (cost:  $60,348)
      AIM V.I. International Equity Fund - 8,880 shares at a net asset value of $19.62 per share        174,220
      (cost:  $180,444)
     Alliance Variable Products Series Fund, Inc.
     (Alliance):
      Premier Growth Portfolio - 29,623 shares at a net asset value of $31.03 per share (cost:          919,211
      $800,697)
      Real Estate Investment Portfolio - 18,061 shares at a net asset value of $9.78 per share          176,632
      (cost:  $193,823)
     Liberty Variable Investment Trust
     (Liberty):
      Newport Tiger Fund, Variable Series - 14,183 shares at a net asset value of $1.57 per share        22,267
      (cost:  $19,524)
     Goldman Sachs Variable Insurance Trust
     (Goldman Sachs):
      Growth and Income Fund - 12,433 shares at a net asset value of $10.45 per share (cost:            129,922
      $141,135)
      International Equity Fund - 15,202 shares at a net asset value of $11.91 per share (cost:         181,060
      $178,340)
      Global Income Fund - 3,147 shares at a net asset value of $10.32 per                               32,473
      share (cost:  $32,660)
     Investors Fund Series
     (Kemper):
      Kemper Dreman High Return Equity Portfolio - 102 shares at a net asset value of $1.03 per             105
      share (cost:  $100)
      Kemper Small Cap Growth Portfolio - 22,750 shares at a net asset value of $1.97 per share          44,868
      (cost:  $40,879)
      Kemper Small Cap Value Portfolio - 137,341 shares at a net asset value of $1.07 per share         146,329
      (cost:  $160,309)
      Kemper Government Securities Portfolio - 22,204 shares at a net asset value of $1.21 per           26,826
      share (cost:  $26,620)
     MFS Variable Insurance Trust (MFS):
      MFS Bond Series - 9 shares at a net asset value of $11.38 per share                                   105
      (cost:  $100)
      MFS Research Series - 16,619 shares at a net asset value of $19.05 per share (cost:               316,596
      $292,024)
      MFS Growth with Income Series - 38,905 shares at a net asset value of $20.11 per share            782,388
      (cost:  $727,399)
      MFS Emerging Growth Series - 29,432 shares at a net asset value of $21.47 per share (cost:        631,907
      $544,333)
      MFS / Foreign & Colonial Emerging
        Markets Equity Series - 4,723 shares at a net asset value of $5.90 per share (cost:              27,866
        $35,551)
      MFS High Income Series - 11,190 shares at a net asset value of $11.53 per share (cost:            129,019
      $131,644)
      MFS World Governments Series - 377 shares at a net asset value of $10.88 per share (cost:           4,100
      $3,911)
     Oppenheimer Variable Account Funds
     (Oppenheimer):
      Oppenheimer Growth Fund - 1,682 shares at a net asset value of $36.67 per share (cost:             61,672
      $52,315)
      Oppenheimer Growth & Income Fund - 7,514 shares at a net asset value of $20.48 per share          153,890
      (cost:  $154,661)
      Oppenheimer High Income Fund - 9,471 shares at a net asset value of $11.02 per share (cost:       104,368
      $106,439)
      Oppenheimer Bond Fund - 39,722 shares at a net asset value of $12.32 per share (cost:             489,369
      $476,866)
      Oppenheimer Strategic Bond Fund - 5,328 shares at a net asset value of $5.12 per share             27,280
      (cost:  $27,409)

                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                       Statement of Assets and Liabilities

                                December 31, 1998


Assets, continued:
   Investments,
   continued:
     Putnam Variable Trust
     (Putnam):
      Putnam Growth and Income Fund - 31,755 shares at a net asset value of $28.77 per share        $   913,589
      (cost:  $868,940)
      Putnam New Value Fund - 1,922 shares at a net asset value of $12.03 per share (cost:               23,120
      $22,260)
      Putnam Vista Fund - 5,452 shares at a net asset value of $14.72 per                                80,256
      share (cost:  $72,441)
      Putnam International Growth Fund - 49,076 shares at a net asset value of $13.52 per share         663,511
      (cost:  $665,808)
      Putnam International New
      Opportunities
        Fund - 4,754 shares at a net asset value of $11.49 per share                                     54,628
        (cost:  $54,329)
     Templeton Variable Products Series Fund
     (Templeton):
      Templeton International Fund - 2,937 shares at a net asset value of $20.69 per share (cost:        60,769
      $56,058)
      Templeton Developing Markets Fund - 10,379 shares at a net asset value of $5.13 per share          53,242
      (cost:  $49,672)
      Mutual Shares Investments Fund - 937 shares at a net asset value of $9.72 per share (cost:          9,108
      $8,845)
     Variable Insurance Products Fund, Fund II, and Fund
     III (Fidelity):
      Growth Portfolio - 148 shares at a net asset value of $44.87 per share                              6,637
      (cost:  $5,519)
      Contrafund Portfolio - 40 shares at a net asset value of $24.44 per                                   976
      share (cost:  $877)
      Growth Opportunities Portfolio - 59 shares at a net asset value of $22.88 per share (cost:          1,345
      $1,326)
      Growth & Income Portfolio - 1,584 shares at a net asset value of $16.15 per share (cost:           25,582
      $21,798)
      Equity-Income Portfolio - 325 shares at a net asset value of $25.42 per                             8,251
      share (cost:  $7,616)
                                                                                                      ----------

          Total                                                                                     $ 127,874,975
          assets
                                                                                                      ==========

Liabilities:
   Trust Quality Income                                                                             $        30
   Trust Money Market                                                                                        10
   Trust Stock                                                                                               89
   Index
   Trust VKAC Growth and Income                                                                              81
   Trust Bond Debenture                                                                                     352
   Trust Developing                                                                                          29
   Growth
   Trust Large Cap                                                                                           23
   Research
   Trust Mid-Cap Value                                                                                       34
   Trust Quality                                                                                            229
   Bond
   Trust Small Cap Stock                                                                                    312
   Trust Large Cap Stock                                                                                    843
   Trust Select                                                                                             683
   Equity
   Trust International                                                                                      385
   Equity
   Lord Abbett Growth and Income                                                                          1,423
   GACC Money Market                                                                                         54
   Russell Multi-Style                                                                                       22
   Equity
   Russell Aggressive                                                                                         3
   Equity
   Russell Non-US                                                                                             7
   Russell Core                                                                                              23
   Bond
   AIM Value                                                                                                  1
   AIM Capital                                                                                                2
   Appreciation
   AIM International                                                                                          7
   Equity
   Alliance Premier                                                                                          35
   Growth
   Alliance Real Estate                                                                                       7
   Investment
   Liberty Newport Tiger                                                                                     25
   Goldman Sachs Growth and                                                                                   5
   Income
   Goldman Sachs International                                                                                7
   Equity
   Goldman Sachs Global Income                                                                                1
   Kemper Small Cap                                                                                         111
   Growth
   Kemper Small Cap                                                                                         386
   Value
   Kemper Government Securities                                                                              40
   MFS Research                                                                                              12
   MFS Growth with                                                                                           30
   Income
   MFS Emerging Growth                                                                                       24
   MFS / F&C Emerging Markets Equity                                                                          1

                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                       Statement of Assets and Liabilities

                                December 31, 1998




Liabilities,
continued:
   MFS High Income                                                                                  $         5
   Oppenheimer Growth                                                                                         2
   Oppenheimer Growth & Income                                                                                6
   Oppenheimer High                                                                                           4
   Income
   Oppenheimer                                                                                               19
   Bond
   Oppenheimer Strategic Bond                                                                                 1
   Putnam Growth and Income                                                                                  35
   Putnam New                                                                                                 1
   Value
   Putnam Vista                                                                                               3
   Putnam International Growth                                                                               25
   Putnam International New Opportunities                                                                     2
   Templeton                                                                                                138
   International
   Templeton Developing Markets                                                                              93
   Templeton Mutual Shares Investments                                                                        3
   Fidelity VIP                                                                                              14
   Growth
   Fidelity VIP II                                                                                            1
   Contrafund
   Fidelity VIP III Growth &                                                                                 58
   Income
   Fidelity VIP                                                                                              12
   Equity-Income
                                                                                                      ----------

          Total                                                                                     $     5,748
          liabilities
                                                                                                      ==========

Net
assets:
   Trust Quality Income - 43,985 accumulation units at $17.539867                                   $   771,491
   per unit
   Trust Money Market - 20,763 accumulation units at $12.882157 per                                     267,470
   unit
   Trust Stock Index - 73,167 accumulation units at                                                   2,306,413
   $31.522519 per unit
   Trust VKAC Growth and Income - 86,842 accumulation units at                                        2,118,654
   $24.396679 per unit
   Trust Bond Debenture - 681,676 accumulation units at $13.496510                                    9,200,242
   per unit
   Trust Developing Growth - 70,926 accumulation units at $11.067868                                    784,997
   per unit
   Trust Large Cap Research - 49,894 accumulation units at                                              590,022
   $11.825638 per unit
   Trust Mid-Cap Value - 85,457 accumulation units at $10.437956 per                                    891,997
   unit
   Trust Quality Bond - 501,045 accumulation units at                                                 5,969,705
   $11.914509 per unit
   Trust Small Cap Stock - 663,925 accumulation units at $12.582885                                   8,354,086
   per unit
   Trust Large Cap Stock - 1,132,390 accumulation units at                                            22,000,645
   $19.428505 per unit
   Trust Select Equity - 1,052,797 accumulation units at $16.987203                                   17,884,073
   per unit
   Trust International Equity - 779,375 accumulation units at                                         10,045,612
   $12.889314 per unit
   Lord Abbett Growth and Income - 1,080,766 accumulation units at $34.325431                         37,097,768
   per unit
   GACC Money Market - 129,569 accumulation units at $11.109949 per                                   1,439,505
   unit
   Russell Multi-Style Equity - 48,388 accumulation units at                                            616,473
   $12.740123 per unit
   Russell Aggressive Equity - 8,651 accumulation units at                                               86,525
   $10.001283 per unit
   Russell Non-US - 18,259 accumulation units at                                                        204,186
   $11.182808 per unit
   Russell Core Bond - 61,498 accumulation units at                                                     653,798
   $10.631124 per unit
   AIM Value - 2,865 accumulation units at                                                               37,459
   $13.075597 per unit
   AIM Capital Appreciation - 5,570 accumulation units at $11.800084                                     65,732
   per unit
   AIM International Equity - 15,257 accumulation units at                                              174,213
   $11.418467 per unit
   Alliance Premier Growth - 62,869 accumulation units at $14.620511                                    919,176
   per unit
   Alliance Real Estate Investment - 22,077 accumulation units at                                       176,625
   $8.000583 per unit
   Liberty Newport Tiger - 2,397 accumulation units at                                                   22,242
   $9.278784 per unit
   Goldman Sachs Growth and Income - 13,107 accumulation units at $9.911702                             129,917
   per unit
   Goldman Sachs International Equity - 15,859 accumulation units at                                    181,053
   $11.416783 per unit
   Goldman Sachs Global Income - 3,002 accumulation units at                                             32,472
   $10.815310 per unit
   Kemper Dreman High Return Equity - 10 accumulation units at                                              105
   $10.489000 per unit
   Kemper Small Cap Growth - 3,829 accumulation units at $11.687795                                      44,757
   per unit
   Kemper Small Cap Value - 16,641 accumulation units at $8.770360                                      145,943
   per unit
   Kemper Government Securities - 2,519 accumulation units at                                            26,786
   $10.634608 per unit
   MFS Bond - 10 accumulation units at $10.509000                                                           105
   per unit
   MFS Research - 25,994 accumulation units at $12.179142                                               316,584
   per unit

                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                       Statement of Assets and Liabilities

                                December 31, 1998




Net assets,
continued:
   MFS Growth with Income - 64,791 accumulation units at $12.075079                                 $   782,358
   per unit
   MFS Emerging Growth - 47,710 accumulation units at $13.244101 per                                    631,883
   unit
   MFS / F&C Emerging Markets Equity - 4,234 accumulation units at $6.581757                             27,865
   per unit
   MFS High Income - 13,080 accumulation units at                                                       129,014
   $9.863111 per unit
   MFS World Governments - 385 accumulation units at $10.663503 per                                       4,100
   unit
   Oppenheimer Growth - 5,037 accumulation units at $12.244057 per                                       61,670
   unit
   Oppenheimer Growth & Income - 14,882 accumulation units at                                           153,884
   $10.340279 per unit
   Oppenheimer High Income - 10,533 accumulation units at $9.907918                                     104,364
   per unit
   Oppenheimer Bond - 46,377 accumulation units at                                                      489,350
   $10.551643 per unit
   Oppenheimer Strategic Bond - 2,684 accumulation units at                                              27,279
   $10.164797 per unit
   Putnam Growth and Income - 80,114 accumulation units at                                              913,554
   $11.403244 per unit
   Putnam New Value - 2,202 accumulation units at                                                        23,119
   $10.498075 per unit
   Putnam Vista - 6,799 accumulation units at $11.804097                                                 80,253
   per unit
   Putnam International Growth - 56,566 accumulation units at                                           663,486
   $11.729428 per unit
   Putnam International New Opportunities - 4,783 accumulation units at                                  54,626
   $11.420772 per unit
   Templeton International - 6,626 accumulation units at $9.149729                                       60,631
   per unit
   Templeton Developing Markets - 7,033 accumulation units at                                            53,149
   $7.557531 per unit
   Templeton Mutual Shares Investments - 944 accumulation units at $9.646506                              9,105
   per unit
   Fidelity VIP Growth - 505 accumulation units at                                                        6,623
   $13.115493 per unit
   Fidelity VIP II Contrafund - 78 accumulation units at $12.429344                                         975
   per unit
   Fidelity VIP III Growth Opportunities - 114 accumulation units at                                      1,345
   $11.814000 per unit
   Fidelity VIP III Growth & Income - 2,082 accumulation units at                                        25,524
   $12.259160 per unit
   Fidelity VIP Equity-Income - 772 accumulation units at $10.674283                                      8,239
   per unit
                                                                                                      ----------

          Total net                                                                                 $ 127,869,227
          assets
                                                                                                      ==========

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Operations

Year ended December 31, 1998

                                                                                 TRUST
                                             -------------------------------------------------------------------------------
                                                                             VKAC
                                             QUALITY   MONEY     STOCK     GROWTH AND     BOND       DEVELOPING   LARGE CAP
                                             INCOME   MARKET     INDEX      INCOME       DEBENTURE   GROWTH       RESEARCH
                                             -------- --------  --------- ------------ -------------------------------------
Income -
   dividends                               $  42,140   15,998     11,040      11,939     189,684          --          384
                                             -------- --------  --------- ------------ -----------  ------------  --------

Expenses:
   Mortality and expense risk fee              9,698    3,687     25,580      24,244      86,643       4,541        2,202
   Administrative fee                          1,164      443      3,070       2,909      10,397         545          264
                                             -------- --------  --------- ------------ -----------  ------------  --------

           Total expenses                     10,862    4,130     28,650      27,153      97,040       5,086        2,466
                                             -------- --------  --------- ------------ -----------  ------------  --------

           Net investment income (loss)       31,278   11,868    (17,610)    (15,214)     92,644      (5,086)      (2,082)
                                             -------- --------  --------- ------------ -----------  ------------  --------

Realized gain (loss) on investments:
   Realized gain (loss) on sale of
     fund shares                               1,603       --     18,221      15,618      13,448      (1,554)          25
   Realized gain distributions                    --       --    372,780     222,030      73,764         221           --
                                             -------- --------  --------- ------------ -----------  ------------  --------

           Net realized gain (loss)            1,603       --    391,001     237,648      87,212      (1,333)          25
                                             -------- --------  ---------  ----------   ---------   ------------  --------

Change in unrealized appreciation
   during the year                             4,531       --     98,370      64,902     110,064      57,229       52,098
                                             -------- --------  --------- ------------ -----------  ------------  --------

           Net increase (decrease)
             in net assets from operations $  37,412   11,868    471,761     287,336     289,920      50,810       50,041
                                             ======== ========  =========  =========== ===========  ============  ========

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Operations

Year ended December 31, 1998


                                                                 TRUST                                     LORD ABBETT    GACC
                                          -------------------------------------------------------------   ------------- ----------
                                                                                                             GROWTH
                                          MID-CAP  QUALITY   SMALL CAP  LARGE CAP  SELECT    INTERNATIONAL    AND         MONEY
                                           VALUE    BOND      STOCK      STOCK     EQUITY    EQUITY          INCOME       MARKET
                                          -------- --------- --------- ---------- ---------- -----------  ------------- ----------
Income -
   dividends                             $    591    84,774    10,505     42,974     42,555   153,341         546,511          --
                                          -------- --------- --------- ---------- ---------- -----------  ------------- ----------

Expenses:
   Mortality and expense risk fee           5,492    49,714    94,997    196,151    173,752   106,326         389,208       6,233
   Administrative fee                         659     5,965    11,399     23,538     20,850    12,759          46,705         748
                                          -------- --------- --------- ---------- ---------- -----------  ------------- ----------

       Total expenses                       6,151    55,679   106,396    219,689    194,602   119,085         435,913       6,981
                                          -------- --------- --------- ---------- ---------- -----------  ------------- ----------

       Net investment income (loss)        (5,560)   29,095   (95,891)  (176,715)  (152,047)   34,256         110,598      (6,981)
                                          -------- --------- --------- ---------- ---------- -----------  ------------- ----------

Realized gain (loss) on investments:
   Realized gain (loss) on sale of
     fund shares                           (4,501)   10,751    11,830    210,894    150,352    23,377          90,218      18,462
   Realized gain distributions                 --        --   268,696    141,495    849,129     1,945       1,757,243          --
                                          -------- --------- --------- ---------- ---------- -----------  ------------- ----------

       Net realized gain (loss)            (4,501)   10,751   280,526    352,389    999,481    25,322       1,847,461      18,462
                                          -------- --------- --------- ---------- ---------- -----------   -----------  ----------

Change in unrealized appreciation
   during the year                         11,980   212,005  (768,604) 4,086,693  1,878,770   827,333       1,268,706       8,306
                                          -------- --------- --------- ---------- ---------- -----------  ------------- ----------

       Net increase (decrease)
         in net assets from operations   $  1,919   251,851  (583,969) 4,262,367  2,726,204   886,911       3,226,765      19,787
                                          ======== ========= ========= ========== ========== ===========  ============= ==========

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Operations

Year ended December 31, 1998


                                                               RUSSELL                                   AIM
                                            --------------------------------------------  -----------------------------------
                                              MULTI-STYLE   AGGRESSIVE            CORE              CAPITAL        INTERNATIONAL
                                              EQUITY        EQUITY     NON-US     BOND    VALUE     APPRECIATION   EQUITY
                                            ------------  -----------  --------  -------  -------  -------------  -----------
Income -
   dividends                              $       714           22           2    3,287      174          72         1,368
                                            ------------  -----------  --------  -------  -------  -------------  -----------

Expenses:
   Mortality and expense risk fee               2,550          346         791    1,166      181         224         1,054
   Administrative fee                             306           41          95      140       22          27           127
                                            ------------  -----------  --------  -------  -------  -------------  -----------

           Total expenses                       2,856          387         886    1,306      203         251         1,181
                                            ------------  -----------  --------  -------  -------  -------------  -----------

           Net investment income (loss)        (2,142)        (365)       (884)   1,981      (29)       (179)          187
                                            ------------  -----------  --------  -------  -------  -------------  -----------

Realized gain (loss) on investments:
   Realized gain (loss) on sale of
     fund shares                                  200          (52)        (79)       2   (1,586)        (22)       (5,943)
   Realized gain distributions                      2            7           1       --    1,539       1,278            --
                                            ------------  -----------  --------  -------  -------  -------------  -----------

           Net realized gain (loss)               202          (45)        (78)       2      (47)      1,256        (5,943)
                                            ------------  -----------  --------  -------  -------  -------------  ---------

Change in unrealized appreciation
   during the year                             37,385       (1,753)      1,844    3,543    1,376       5,386        (6,224)
                                            ------------  -----------  --------  -------  -------  -------------  -----------

       Net increase (decrease)
         in net assets from operations    $    35,445       (2,163)        882    5,526    1,300       6,463       (11,980)
                                            ============  ===========  ========  =======  =======  =============  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Operations

Year ended December 31, 1998




                                                   ALLIANCE        LIBERTY               GOLDMAN SACHS             KEMPER
                                            --------------------  --------  ------------------------------- -----------------------
                                                                             GROWTH
                                            PREMIER   REAL ESTATE  NEWPORT    AND     INTERNATIONAL GLOBAL  DREMAN HIGH   SMALL CAP
                                             GROWTH   INVESTMENT   TIGER     INCOME   EQUITY        INCOME  RETURN EQUITY  GROWTH
                                            --------- ----------  --------  --------- ------------  ------- -------------  ------
Income -
   dividends                              $      149      505        418       1,162        --       1,211    --            --
                                            --------- ----------  --------  --------- ------------  ------- ---------      ------

Expenses:
   Mortality and expense risk fee              4,043      933         56         926       938         163    --           236
   Administrative fee                            485      112          7         111       113          19    --            29
                                            --------- ----------  --------  --------- ------------  ------- ---------     --------

        Total expenses                         4,528    1,045         63       1,037     1,051         182    --           265
                                            --------- ----------  --------  --------- ------------  ------- ---------     --------

        Net investment income (loss)          (4,379)    (540)       355         125    (1,051)      1,029    --          (265)
                                            --------- ----------  --------  --------- ------------  ------- ---------     --------

Realized gain (loss) on investments:
   Realized gain (loss) on sale of
     fund shares                              (6,634)  (2,987)         4      (4,119)     (124)          5    --          (256)
   Realized gain distributions                    --      220         --          --     1,326         325    --           447
                                            --------- ----------  --------  --------- ------------  ------- ---------     --------

        Net realized gain (loss)              (6,634)  (2,767)         4      (4,119)    1,202         330    --           191
                                            --------- ----------  --------  --------- ------------  ------- ---------     --------

Change in unrealized appreciation
   during the year                           118,514  (17,191)     2,743     (11,213)    2,720        (187)    5         3,989
                                            --------- ----------  --------  --------- ------------  ------- ---------    ---------

        Net increase (decrease)
          in net assets from operations   $  107,501  (20,498)     3,102     (15,207)    2,871       1,172     5         3,915
                                            ========= ==========  ========  ========= ============  ======= =========    =========

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Operations

Year ended December 31, 1998


                                                    KEMPER                                                   MFS
                                            -----------------------  -------------------------------------------------------
                                                                                        GROWTH                  F&C EMERGING
                                            SMALL CAP    GOVERNMENT                      WITH      EMERGING     MARKETS
                                             VALUE       SECURITIES  BOND    RESEARCH   INCOME     GROWTH        EQUITY
                                            --------   ------------  -----  ----------- --------  -----------  ---------------
Income -
   dividends                              $      --           7        --         18         --         --           449
                                            --------   ------------  -----  ----------- --------  -----------  ---------------

Expenses:
   Mortality and expense risk fee               794          44        --      1,355      4,299      3,162           290
   Administrative fee                            95           5        --        163        516        379            35
                                            --------   ------------  -----  ----------- --------  -----------  ---------------

           Total expenses                       889          49        --      1,518      4,815      3,541           325
                                            --------   ------------  -----  ----------- --------  -----------  ---------------

           Net investment income (loss)        (889)        (42)       --     (1,500)    (4,815)    (3,541)          124
                                            --------   ------------  -----  ----------- --------  -----------  ---------------

Realized gain (loss) on investments:
   Realized gain (loss) on sale of
     fund shares                             (6,424)         --        --        (91)    (4,972)    (2,781)      (10,435)
   Realized gain distributions                    2          --        --        236         --         75            --
                                            --------   ------------  -----  ----------- --------  -----------  ---------------

           Net realized gain (loss)          (6,422)         --        --        145     (4,972)    (2,706)      (10,435)
                                            --------   ------------  -----  ----------- --------  -----------  ---------------

Change in unrealized appreciation
   during the year                          (13,980)        206         5     24,572     54,989     87,574        (7,685)
                                            --------   ------------  -----  ----------- --------  -----------  ---------------

       Net increase (decrease)
         in net assets from operations    $ (21,291)        164         5     23,217     45,202     81,327       (17,996)
                                            ========   ============  =====  =========== ========  ===========  ===============

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Operations

Year ended December 31, 1998


                                                MFS                                OPPENHEIMER                          PUTNAM
                                            -------------------  --------------------------------------------    -----------------
                                                                           GROWTH                                GROWTH
                                             HIGH     WORLD                  AND      HIGH          STRATEGIC      AND      NEW
                                            INCOME  GOVERNMENTS   GROWTH   INCOME    INCOME   BOND    BOND       INCOME    VALUE
                                            ------- -----------  --------  --------  ------- ------- --------    --------  -------
Income -
   dividends                              $    234    26             87        --       49        2      2          263      248
                                            ------- ----------   --------  --------  ------- ------- --------    --------  -------

Expenses:
   Mortality and expense risk fee              692    31            333       668      543    2,348    150        4,870      131
   Administrative fee                           83     3             40        80       65      282     18          584       16
                                            ------- -----------  --------  --------  ------- ------- --------    --------  -------

           Total expenses                      775    34            373       748      608    2,630    168        5,454      147
                                            ------- -----------  --------  --------  ------- ------- --------    --------  -------

           Net investment income (loss)       (541)   (8)          (286)     (748)    (559)  (2,628)  (166)      (5,191)     101
                                            ------- ----------   --------  --------  ------- ------- --------    --------  -------

Realized gain (loss) on investments:
   Realized gain (loss) on sale of
     fund shares                            (1,166)    1            (25)     (163)    (198)     236     (5)      (6,532)      12
   Realized gain distributions                  80    --          1,053         6       59        2      1        1,717       67
                                            ------- ----------   --------  --------  ------- ------- --------    --------  -------

           Net realized gain (loss)         (1,086)    1          1,028      (157)    (139)     238     (4)      (4,815)      79
                                            ------- ----------   --------  --------  ------- ------- --------    --------  -------

Change in unrealized appreciation
   during the year                          (2,625)  189          9,357      (771)  (2,071)  12,503   (129)      44,649      860
                                            ------- ----------   --------  --------  ------- ------- --------    --------  -------

       Net increase (decrease)
         in net assets from operations    $ (4,252)  182         10,099    (1,676)  (2,769)  10,113   (299)      34,643    1,040
                                            ======= ==========   ========  ========  ======= ======= ========    ========  =======

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Operations

Year ended December 31, 1998


                                                                        PUTNAM                                        TEMPLETON
                                                   ---------------------------------------------------------------  ---------------
                                                                                  INTERNATIONAL
                                                                 INTERNATIONAL      NEW                              DEVELOPING
                                                    VISTA         GROWTH          OPPORTUNITIES    INTERNATIONAL       MARKETS
                                                   ---------  ----------------  ----------------  ----------------  --------------
Income -
    dividends                                    $       --          2,161              5                --               --
                                                   ---------  ----------------  ----------------  ----------------  --------------

Expenses:
    Mortality and expense risk fee                      389          3,701            242               124               83
    Administrative fee                                   47            444             29                15               10
                                                   ---------  ----------------  ----------------  ----------------  --------------

             Total expenses                             436          4,145            271               139               93
                                                   ---------  ----------------  ----------------  ----------------  --------------

             Net investment income (loss)              (436)        (1,984)          (266)             (139)             (93)
                                                   ---------  ----------------  ----------------  ----------------  --------------

Realized gain (loss) on investments:
    Realized gain (loss) on sale of
      fund shares                                       (12)        (8,326)           (27)                9                8
    Realized gain distributions                           --            --             --                --                --
                                                   ---------  ----------------  ----------------  ----------------  --------------

             Net realized gain (loss)                   (12)        (8,326)           (27)                9                8
                                                   ---------  ----------------  ----------------  ----------------  --------------

Change in unrealized appreciation
    during the year                                   7,815         (2,297)           299             4,711            3,570
                                                   ---------  ----------------  ----------------  ----------------  --------------

             Net increase (decrease)
               in net assets from operations     $    7,367        (12,607)             6             4,581            3,485
                                                   =========  ================  ================  ================  ==============

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Operations

Year ended December 31, 1998


                                            TEMPLETON                                          FIDELITY
                                            ----------  -------------------------------------------------------------
                                             MUTUAL
                                             SHARES                             GROWTH        GROWTH &      EQUITY-
                                            INVESTMENTS  GROWTH   CONTRAFUND  OPPORTUNITIES    INCOME       INCOME        TOTAL
                                            ----------  --------- ----------- -------------  ------------  ---------- ------------
Income -
    dividends                              $   --             --      --             --              --         --       1,165,071
                                            ----------  --------- ----------- -------------  ------------  ---------- -------------

Expenses:
    Mortality and expense risk fee              3             15       1             --              52         11       1,216,406
    Administrative fee                         --              2      --             --               6          1         145,967
                                            ----------  --------- ----------- -------------  ------------  ---------- -------------

          Total expenses                        3             17       1             --              58         12       1,362,373
                                            ----------  --------- ----------- -------------  ------------  ---------- -------------

          Net investment income (loss)         (3)           (17)     (1)            --             (58)       (12)       (197,302)
                                            ----------  --------- ----------- -------------  ------------  ---------- -------------

Realized gain (loss) on investments:
    Realized gain (loss) on sale of
      fund shares                              --             --      --             --              --         --         496,262
    Realized gain distributions                --             --      --             --              --         --       3,695,746
                                            ----------  --------- ----------- -------------  ------------  ---------- -------------

          Net realized gain (loss)             --             --      --             --              --         --       4,192,008
                                            ----------  --------- ----------- -------------  ------------  ---------- -------------

Change in unrealized appreciation
    during the year                           263          1,118      99             19           3,784        635       8,280,979
                                            ----------  --------- ----------- -------------  ------------  ---------- -------------

        Net increase (decrease)
          in net assets from operations    $  260          1,101      98             19           3,726        623      12,275,685
                                            ==========  ========= =========== =============  ============  ========== =============

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Changes in Net Assets

Year ended December 31, 1998


                                                                                      TRUST
                                               -------------------------------------------------------------------------------------
                                                                                     VKAC
                                               QUALITY     MONEY       STOCK       GROWTH AND     BOND        DEVELOPING  LARGE CAP
                                                INCOME     MARKET      INDEX        INCOME      DEBENTURE      GROWTH     RESEARCH
                                               ---------  ---------  ----------  ------------- -----------  ------------  ---------
Increase (decrease) in net assets from
  operations:
     Net investment income (loss)            $   31,278     11,868     (17,610)      (15,214)      92,644       (5,086)     (2,082)
     Net realized gain (loss)                     1,603         --     391,001       237,648       87,212       (1,333)         25
     Change in unrealized appreciation
       during the year                            4,531         --      98,370        64,902      110,064       57,229      52,098
                                               ---------  ---------  ----------  ------------- -----------  ------------  ----------

           Net increase (decrease) in
             net assets from operations          37,412     11,868     471,761       287,336      289,920       50,810      50,041
                                               ---------  ---------  ----------  ------------- -----------  ------------  ----------

Contract transactions:
   Cova payments                                     --         --          --            --           --           --          --
   Cova transfers                                    --         --          --            --           --           --          --
   Payments received from contract
     owners                                          --         --          --         1,000    1,051,661      334,325     237,270
   Transfers between sub-accounts
     (including fixed account), net              11,714   (111,191)    138,069       202,862    3,726,785      337,360     303,087
   Transfers for contract benefits
     and terminations                            (8,629)    (3,863)    (40,936)      (52,497)    (343,261)      (1,070)       (376)
                                               ---------  ---------  ----------  ------------- -----------  ------------  ----------

           Net increase (decrease) in
             net assets from contract
             transactions                         3,085   (115,054)     97,133       151,365    4,435,185      670,615     539,981
                                               ---------  ---------  ----------  ------------- -----------  ------------  ----------

           Net increase (decrease)
             in net assets                       40,497   (103,186)    568,894       438,701    4,725,105      721,425     590,022

Net assets at beginning of period               730,994    370,656   1,737,519     1,679,953    4,475,137       63,572          --
                                               ---------  ---------  ----------  ------------- -----------  ------------  ----------

Net assets at end of period                  $  771,491    267,470   2,306,413     2,118,654    9,200,242      784,997     590,022
                                               =========  =========  ==========  ============= ===========  ============  ==========

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Changes in Net Assets

Year ended December 31, 1998


                                                                                     TRUST
                                                            ----------------------------------------------------------
                                                             MID-CAP       QUALITY        SMALL CAP       LARGE CAP
                                                              VALUE          BOND           STOCK           STOCK
                                                            -----------  -------------   ------------   --------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                     $        (5,560)        29,095        (95,891)        (176,715)
      Net realized gain (loss)                                  (4,501)        10,751        280,526          352,389
      Change in unrealized appreciation
        during the year                                         11,980        212,005       (768,604)       4,086,693
                                                            -----------  -------------   ------------   --------------

             Net increase (decrease) in
               net assets from operations                        1,919        251,851       (583,969)       4,262,367
                                                            -----------  -------------   ------------   --------------

Contract transactions:
    Cova payments                                                   --             --             --               --
    Cova transfers                                                  --             --             --               --
    Payments received from contract
      owners                                                   593,364        828,237        664,035        1,433,747
    Transfers between sub-accounts
      (including fixed account), net                           210,332      2,485,711      2,154,230        6,772,257
    Transfers for contract benefits
      and terminations                                          (2,706)      (213,576)      (458,393)        (691,973)
                                                            -----------  -------------   ------------   --------------

             Net increase (decrease) in
               net assets from contract
               transactions                                    800,990      3,100,372      2,359,872        7,514,031
                                                            -----------  -------------   ------------   --------------

             Net increase (decrease)
               in net assets                                   802,909      3,352,223      1,775,903       11,776,398

Net assets at beginning of period                               89,088      2,617,482      6,578,183       10,224,247
                                                            -----------  -------------   ------------   --------------

Net assets at end of period                            $       891,997      5,969,705      8,354,086       22,000,645
                                                            ===========  =============   ============   ==============

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Changes in Net Assets

Year ended December 31, 1998


                                                                   TRUST                         LORD ABBETT         GACC
                                                            ---------------------------------   ---------------  -------------
                                                                                                   GROWTH
                                                               SELECT           INTERNATIONAL        AND            MONEY
                                                               EQUITY            EQUITY            INCOME           MARKET
                                                            --------------   ----------------   ---------------  -------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                     $         (152,047)           34,256           110,598          (6,981)
      Net realized gain (loss)                                    999,481            25,322         1,847,461          18,462
      Change in unrealized appreciation
        during the year                                         1,878,770           827,333         1,268,706           8,306
                                                            --------------   ----------------   ---------------  -------------

             Net increase (decrease) in
               net assets from operations                       2,726,204           886,911         3,226,765          19,787
                                                            --------------   ----------------   ---------------  -------------

Contract transactions:
    Cova payments                                                      --                --                --              --
    Cova transfers                                                     --                --                --              --
    Payments received from contract
      owners                                                    1,284,829           470,560         2,282,528       1,894,032
    Transfers between sub-accounts
      (including fixed account), net                            4,674,806         2,712,309         8,659,268        (358,103)
    Transfers for contract benefits
      and terminations                                           (646,951)         (375,560)       (1,472,455)       (266,514)
                                                            --------------   ----------------   ---------------  -------------

             Net increase (decrease) in
               net assets from contract
               transactions                                     5,312,684         2,807,309         9,469,341       1,269,415
                                                            --------------   ----------------   ---------------  -------------

             Net increase (decrease)
               in net assets                                    8,038,888         3,694,220        12,696,106       1,289,202

Net assets at beginning of period                               9,845,185         6,351,392        24,401,662         150,303
                                                            --------------   ----------------   ---------------  -------------

Net assets at end of period                            $       17,884,073        10,045,612        37,097,768       1,439,505
                                                            ==============   ================   ===============  =============

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Changes in Net Assets

Year ended December 31, 1998


                                                                     RUSSELL                                 AIM
                                                 ------------------------------------------------  -------------------------
                                                  MULTI-STYLE    AGGRESSIVE               CORE                  CAPITAL
                                                   EQUITY        EQUITY       NON-US      BOND      VALUE       APPRECIATION
                                                 ------------ -------------  ---------  ---------  --------  ---------------
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $    (2,142)         (365)        (884)     1,981       (29)       (179)
      Net realized gain (loss)                         202           (45)         (78)         2       (47)      1,256
      Change in unrealized appreciation
        during the year                             37,385        (1,753)       1,844      3,543     1,376       5,386
                                                 ------------ -------------  ---------  ---------  --------  ---------------

           Net increase (decrease) in
             net assets from operations             35,445        (2,163)         882      5,526     1,300       6,463
                                                 ------------ -------------  ---------  ---------  --------  ---------------

Contract transactions:
    Cova payments                                      100           100          100        100       100         100
    Cova transfers                                    (127)          (95)         (93)      (103)       --          --
    Payments received from contract
      owners                                       550,062        80,621      187,582    578,539    33,651      57,937
    Transfers between sub-accounts
      (including fixed account), net                31,554         8,298       15,688     70,898     2,043       1,227
    Transfers for contract benefits
      and terminations                                (561)         (236)          27     (1,162)      365           5
                                                 ------------ -------------  ---------  ---------  --------  ---------------

           Net increase (decrease) in
             net assets from contract
             transactions                          581,028        88,688      203,304    648,272    36,159      59,269
                                                 ------------ -------------  ---------  ---------  --------  ---------------

           Net increase (decrease)
             in net assets                         616,473        86,525      204,186    653,798    37,459      65,732

Net assets at beginning of period                       --            --           --         --        --          --
                                                 ------------ -----------    ---------  ---------  --------  ---------------

Net assets at end of period                    $   616,473        86,525      204,186    653,798    37,459      65,732
                                                 ============ =============  =========  =========  ========  ===============

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Changes in Net Assets

Year ended December 31, 1998


                                                              AIM                        ALLIANCE                LIBERTY
                                                           -----------------   -----------------------------    -----------

                                                               INTERNATIONAL    PREMIER          REAL ESTATE     NEWPORT
                                                                EQUITY           GROWTH         INVESTMENT        TIGER
                                                           -----------------   -----------   ---------------    -----------
Increase (decrease) in net assets from operations:
       Net investment income (loss)                      $           187           (4,379)           (540)             355
       Net realized gain (loss)                                   (5,943)          (6,634)         (2,767)               4
       Change in unrealized appreciation
         during the year                                          (6,224)         118,514         (17,191)           2,743
                                                           -----------------   -----------   ---------------    -----------

             Net increase (decrease) in
                net assets from operations                       (11,980)         107,501         (20,498)           3,102
                                                           -----------------   -----------   ---------------    -----------

Contract transactions:
    Cova payments                                                    100              100             100              100
    Cova transfers                                                  (100)            (138)            (81)              --
    Payments received from contract
       owners                                                    184,408          794,977         178,563           19,040
    Transfers between sub-accounts
       (including fixed account), net                              3,073           20,139          19,454               --
    Transfers for contract benefits
       and terminations                                           (1,288)          (3,403)           (913)              --
                                                           -----------------   -----------   ---------------    -----------

             Net increase (decrease) in
                net assets from contract
                transactions                                     186,193          811,675         197,123           19,140
                                                           -----------------   -----------   ---------------    -----------

             Net increase (decrease)
                in net assets                                    174,213          919,176         176,625           22,242

Net assets at beginning of period                                     --               --              --               --
                                                           -----------------   -----------   ---------------    -----------

Net assets at end of period                              $       174,213          919,176         176,625           22,242
                                                           =================   ===========   ===============    ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Changes in Net Assets

Year ended December 31, 1998


                                                                                  GOLDMAN SACHS                   KEMPER
                                                           ------------------------------------------   ----------------------------
                                                             GROWTH
                                                               AND         INTERNATIONAL    GLOBAL      DREMAN HIGH    SMALL CAP
                                                             INCOME         EQUITY          INCOME      RETURN EQUITY   GROWTH
                                                           ------------   --------------   ----------   -------------  ------------
Increase (decrease) in net assets from operations:
       Net investment income (loss)                      $         125        (1,051)          1,029        --               (265)
       Net realized gain (loss)                                 (4,119)        1,202             330        --                191
       Change in unrealized appreciation
         during the year                                       (11,213)        2,720            (187)        5              3,989
                                                           ------------   --------------   ----------   -------------  ------------

             Net increase (decrease) in
                net assets from operations                     (15,207)        2,871           1,172         5              3,915
                                                           ------------   --------------   ----------   -------------  ------------

Contract transactions:
    Cova payments                                                  100           100             100       100                100
    Cova transfers                                                 (97)          (86)             --        --               (108)
    Payments received from contract
       owners                                                  128,899       154,193          31,200        --             35,374
    Transfers between sub-accounts
       (including fixed account), net                           16,047        23,975              --        --              5,487
    Transfers for contract benefits
       and terminations                                            175            --              --        --                (11)
                                                           ------------   --------------   ----------   -------------  ------------

             Net increase (decrease) in
                net assets from contract
                transactions                                   145,124       178,182          31,300       100             40,842
                                                           ------------   --------------   ----------   -------------  ------------

             Net increase (decrease)
                in net assets                                  129,917       181,053          32,472       105             44,757

Net assets at beginning of period                                   --            --              --        --                 --
                                                           ------------   --------------   ----------   -------------  ------------

Net assets at end of period                              $     129,917       181,053          32,472       105             44,757
                                                           ============   ==============   ==========   =============  ============

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Changes in Net Assets

Year ended December 31, 1998


                                                               KEMPER                          MFS
                                                      -------------------------  ----------------------------------------
                                                                                                     GROWTH
                                                      SMALL CAP     GOVERNMENT                        WITH     EMERGING
                                                       VALUE        SECURITIES   BOND     RESEARCH   INCOME     GROWTH
                                                      ---------   -------------  ------  ---------  ---------  ----------
Increase (decrease) in net assets from
   operations:
     Net investment income (loss)                   $     (889)         (42)        --     (1,500)    (4,815)    (3,541)
     Net realized gain (loss)                           (6,422)          --         --        145     (4,972)    (2,706)
     Change in unrealized appreciation
       during the year                                 (13,980)         206          5     24,572     54,989     87,574
                                                      ---------   -------------  ------  ---------  ---------  ----------

           Net increase (decrease) in
             net assets from operations                (21,291)         164          5     23,217     45,202     81,327
                                                      ---------   -------------  ------  ---------  ---------  ----------

Contract transactions:
   Cova payments                                           100          100        100        100        100        100
   Cova transfers                                          (78)          --         --       (123)      (120)      (126)
   Payments received from contract
     owners                                            184,026       23,032         --    252,002    692,249    527,982
   Transfers between sub-accounts
     (including fixed account), net                    (15,831)       3,490         --     42,134     48,220     24,659
   Transfers for contract benefits
     and terminations                                     (983)          --         --       (746)    (3,293)    (2,059)
                                                      ---------   -------------  ------  ---------  ---------  ----------

           Net increase (decrease) in
             net assets from contract
             transactions                              167,234       26,622        100    293,367    737,156    550,556
                                                      ---------   -------------  ------  ---------  ---------  ----------

           Net increase (decrease)
             in net assets                             145,943       26,786        105    316,584    782,358    631,883

Net assets at beginning of period                           --           --         --         --         --         --
                                                      ---------   -------------  ------  ---------  ---------  ----------

Net assets at end of period                         $  145,943       26,786        105    316,584    782,358    631,883
                                                      =========   =============  ======  =========  =========  ==========

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Changes in Net Assets

Year ended December 31, 1998


                                                                           MFS                        OPPENHEIMER
                                                      ------------------------------------------- ---------------------
                                                       F&C EMERGING                                           GROWTH
                                                         MARKETS         HIGH        WORLD                      AND
                                                          EQUITY        INCOME      GOVERNMENTS    GROWTH     INCOME
                                                      ---------------- ---------- --------------- ---------  ---------
Increase (decrease) in net assets from
   operations:
     Net investment income (loss)                   $         124           (541)         (8)         (286)      (748)
     Net realized gain (loss)                             (10,435)        (1,086)          1         1,028       (157)
     Change in unrealized appreciation
       during the year                                     (7,685)        (2,625)        189         9,357       (771)
                                                      ---------------- ---------- --------------- ---------  ---------

           Net increase (decrease) in
             net assets from operations                   (17,996)        (4,252)        182        10,099     (1,676)
                                                      ---------------- ---------- --------------- ---------  ---------

Contract transactions:
   Cova payments                                              100            100         100           100        100
   Cova transfers                                             (65)           (93)         --            --        (89)
   Payments received from contract
     owners                                                71,508        125,820       3,193        42,486    144,121
   Transfers between sub-accounts
     (including fixed account), net                       (25,211)         8,401         625         9,440     11,637
   Transfers for contract benefits
     and terminations                                        (471)          (962)         --          (455)      (209)
                                                      ---------------- ---------- --------------- ---------  ---------

           Net increase (decrease) in
             net assets from contract
             transactions                                  45,861        133,266       3,918        51,571    155,560
                                                      ---------------- ---------- --------------- ---------  ---------

           Net increase (decrease)
             in net assets                                 27,865        129,014       4,100        61,670    153,884

Net assets at beginning of period                              --             --          --            --         --
                                                      ---------------- ---------- --------------- ---------  ---------

Net assets at end of period                         $      27,865        129,014       4,100        61,670    153,884
                                                      ================ ========== =============== =========  =========

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Changes in Net Assets

Year ended December 31, 1998


                                                                             OPPENHEIMER                             PUTNAM
                                                                  -----------------------------------------  ----------------------
                                                                                                               GROWTH
                                                                     HIGH                       STRATEGIC       AND         NEW
                                                                    INCOME        BOND           BOND          INCOME      VALUE
                                                                  -----------  ------------  --------------  -----------  ---------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                              $       (559)       (2,628)         (166)        (5,191)       101
      Net realized gain (loss)                                          (139)          238            (4)        (4,815)        79
      Change in unrealized appreciation
        during the year                                               (2,071)       12,503          (129)        44,649        860
                                                                  -----------  ------------  --------------  -----------  ---------

             Net increase (decrease) in
               net assets from operations                             (2,769)       10,113          (299)        34,643      1,040
                                                                  -----------  ------------  --------------  -----------  ---------

Contract transactions:
    Cova payments                                                        100           100           100            100        100
    Cova transfers                                                       (93)         (105)           --           (113)        --
    Payments received from contract
      owners                                                          93,367       407,896        22,655        787,874      4,669
    Transfers between sub-accounts
      (including fixed account), net                                  14,033        73,891         4,823         94,763     17,311
    Transfers for contract benefits
      and terminations                                                  (274)       (2,545)           --         (3,713)        (1)
                                                                  -----------  ------------  --------------  -----------  ---------

             Net increase (decrease) in
               net assets from contract
               transactions                                          107,133       479,237        27,578        878,911     22,079
                                                                  -----------  ------------  --------------  -----------  ---------

             Net increase (decrease)
               in net assets                                         104,364       489,350        27,279        913,554     23,119

Net assets at beginning of period                                         --            --            --             --         --
                                                                  -----------  ------------    ----------    -----------  ---------

Net assets at end of period                                     $    104,364       489,350        27,279        913,554     23,119
                                                                  ===========  ============  ==============  ===========  =========

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Changes in Net Assets

Year ended December 31, 1998


                                                                     PUTNAM                                   TEMPLETON
                                                  ---------------------------------------- ----------------------------------------
                                                                             INTERNATIONAL                                MUTUAL
                                                             INTERNATIONAL        NEW                      DEVELOPING     SHARES
                                                   VISTA      GROWTH         OPPORTUNITIES  INTERNATIONAL   MARKETS     INVESTMENTS
                                                  ---------  ------------   --------------  -------------  -----------  ------------
Increase (decrease) in net assets from
   operations:
     Net investment income (loss)               $     (436)    (1,984)          (266)          (139)            (93)        (3)
     Net realized gain (loss)                          (12)    (8,326)           (27)             9               8         --
     Change in unrealized appreciation
       during the year                               7,815     (2,297)           299          4,711           3,570        263
                                                  ---------  ------------   --------------  -------------  ------------  ----------

           Net increase (decrease) in
             net assets from operations              7,367    (12,607)             6          4,581           3,485        260
                                                  ---------  ------------   --------------  -------------  ------------  ----------

Contract transactions:
   Cova payments                                       100        100            100            100             100        100
   Cova transfers                                     (109)      (127)          (109)            --            (133)        --
   Payments received from contract
     owners                                         46,531    674,756         50,740         54,930          25,540      8,079
   Transfers between sub-accounts
     (including fixed account), net                 26,352      5,031          3,797          1,153          24,157        666
   Transfers for contract benefits
     and terminations                                   12     (3,667)            92           (133)             --         --
                                                  ---------  ------------   --------------  -------------  ------------  ----------

           Net increase (decrease) in
             net assets from contract
             transactions                           72,886    676,093         54,620         56,050          49,664      8,845
                                                  ---------  ------------   --------------  -------------  ------------  ----------

           Net increase (decrease)
             in net assets                          80,253    663,486         54,626         60,631          53,149      9,105

Net assets at beginning of period                       --         --             --             --              --         --
                                                  ---------  ------------   --------------  -------------  ------------  ----------

Net assets at end of period                     $   80,253    663,486         54,626         60,631          53,149      9,105
                                                  =========  ============   ==============  =============  ============  ==========

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Changes in Net Assets

Year ended December 31, 1998


                                                                             Fidelity
                                                     ----------------------------------------------------------

                                                                                Growth         Growth &  Equity-
                                                     Growth      Contrafund    Opportunities   Income    Income       Total
                                                     -------  -------------  ---------------  ---------  --------  -------------
Increase (decrease) in net assets
   from operations:
     Net investment income (loss)                  $    (17)       (1)              -            (58)     (12)       (197,302)
     Net realized gain (loss)                             -         -               -              -        -       4,192,008
     Change in unrealized appreciation
       during the year                                1,118        99              19          3,784      635       8,280,979
                                                     -------  -----------  --------------   ---------  --------  -------------

           Net increase (decrease) in
             net assets from operations               1,101        98              19          3,726      623      12,275,685
                                                     -------  -----------  --------------   ---------  --------  -------------

Contract transactions:
   Cova payments                                        100       100             100            100      100           4,200
   Cova transfers                                         -         -               -              -        -          (2,511)
   Payments received from contract
     owners                                             990       777               -          3,746    2,968      18,342,571
   Transfers between sub-accounts
     (including fixed account), net                   4,427         -           1,226         17,428    4,427      32,538,428
   Transfers for contract benefits
     and terminations                                     5         -               -            524      121      (4,604,519)
                                                     -------  -----------  --------------   ---------  --------  -------------

           Net increase (decrease) in
             net assets from contract
             transactions                             5,522       877           1,326         21,798    7,616      46,278,169
                                                     -------  -----------  --------------   ---------  --------  -------------

           Net increase (decrease)
             in net assets                            6,623       975           1,345         25,524    8,239      58,553,854

Net assets at beginning of period                         -         -               -              -        -      69,315,373
                                                     -------  -----------  --------------   ---------  --------  -------------

Net assets at end of period                        $  6,623       975           1,345         25,524    8,239     127,869,227
                                                     =======  ===========  ==============   =========  ========  =============

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Changes in Net Assets

Year ended December 31, 1997


                                                                           TRUST
                                           ---------------------------------------------------------------------------
                                                                                   VKAC
                                           QUALITY      MONEY        STOCK       GROWTH AND     BOND        DEVELOPING
                                            INCOME      MARKET       INDEX        INCOME      DEBENTURE      GROWTH
                                           ---------  -----------  -----------  -----------  -----------  ------------
Increase in net assets from operations:
   Net investment income (loss)          $   21,228       33,229        1,305          917      120,111         (65)
   Net realized gain (loss)                    (265)          --       24,202       17,990        6,426         (15)
   Change in unrealized appreciation
     during the year                         14,231           --      311,158      213,640      154,943         404
                                           ---------  -----------  -----------  -----------  -----------  ------------

           Net increase in net
             assets from operations          35,194       33,229      336,665      232,547      281,480         324
                                           ---------  -----------  -----------  -----------  -----------  ------------

Contract transactions:
   Payments received from contract
     owners                                   5,588    5,425,271       21,617      145,535      986,444      15,000
   Transfers between sub-accounts
     (including fixed account), net         437,402   (5,336,710)     444,691      627,885    2,836,964      48,082
   Transfers for contract benefits
     and terminations                       (46,134)     (73,008)     (25,416)     (12,290)     (76,410)        166
                                           ---------  -----------  -----------  -----------  -----------  ------------

           Net increase in net assets
             from contract transactions     396,856       15,553      440,892      761,130    3,746,998      63,248
                                           ---------  -----------  -----------  -----------  -----------  ------------

           Net increase in net assets       432,050       48,782      777,557      993,677    4,028,478      63,572

Net assets at beginning of period           298,944      321,874      959,962      686,276      446,659          --
                                           ---------  -----------  -----------  -----------  -----------  ------------

Net assets at end of period              $  730,994      370,656    1,737,519    1,679,953    4,475,137      63,572
                                           =========  ===========  ===========  ===========  ===========  ============

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Changes in Net Assets

Year ended December 31, 1997


                                                    -----------------------------------------------------------------------------

                                                      MID-CAP      QUALITY          SMALL CAP      LARGE CAP         SELECT
                                                      VALUE          BOND           STOCK            STOCK           EQUITY
                                                    -----------  -------------   -------------   --------------   -------------
Increase in net assets from operations:
    Net investment income (loss)                  $       (17)         76,826         (29,973)         (14,663)        (32,802)
    Net realized gain (loss)                               50          12,743          19,329          566,223          50,103
    Change in unrealized appreciation
      during the year                                   2,536          39,803         731,752          574,012       1,183,581
                                                    -----------  -------------   -------------   --------------   -------------

             Net increase in net
               assets from operations                   2,569         129,372         721,108        1,125,572       1,200,882
                                                    -----------  -------------   -------------   --------------   -------------

Contract transactions:
    Payments received from contract
      owners                                           32,249         283,752         965,134        1,764,924       1,672,740
    Transfers between sub-accounts
      (including fixed account), net                   54,202       1,563,687       3,732,024        6,016,134       5,100,198
    Transfers for contract benefits
      and terminations                                     68         (28,465)       (119,268)        (113,206)       (139,188)
                                                    -----------  -------------   -------------   --------------   -------------

             Net increase in net assets
               from contract transactions              86,519       1,818,974       4,577,890        7,667,852       6,633,750
                                                    -----------  -------------   -------------   --------------   -------------

             Net increase in net assets                89,088       1,948,346       5,298,998        8,793,424       7,834,632

Net assets at beginning of period                          --         669,136       1,279,185        1,430,823       2,010,553
                                                    -----------  -------------   -------------   --------------   -------------

Net assets at end of period                       $    89,088       2,617,482       6,578,183       10,224,247       9,845,185
                                                    ===========  =============   =============   ==============   =============

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE

Statement of Changes in Net Assets

Year ended December 31, 1997


                                                        TRUST           LORD ABBETT        GACC
                                                    ----------------  ----------------   -----------
                                                                          GROWTH
                                                       INTERNATIONAL        AND            MONEY
                                                        EQUITY            INCOME           MARKET         TOTAL
                                                    ----------------  ----------------   -----------  ---------------
Increase in net assets from operations:
    Net investment income (loss)                  $        (1,201)           165,930           (119)         340,706
    Net realized gain (loss)                                6,340          1,595,470             74        2,298,670
    Change in unrealized appreciation
      during the year                                      24,972          1,139,321            440        4,390,793
                                                    ----------------  ----------------   -----------  ---------------

             Net increase in net
               assets from operations                      30,111          2,900,721            395        7,030,169
                                                    ----------------  ----------------   -----------  ---------------

Contract transactions:
    Payments received from contract
      owners                                            1,161,490          1,887,670        178,947       14,546,361
    Transfers between sub-accounts
      (including fixed account), net                    3,891,923         10,712,632        (29,039)      30,100,075
    Transfers for contract benefits
      and terminations                                    (92,391)          (515,567)            --       (1,241,109)
                                                    ----------------  ----------------   -----------  ---------------

             Net increase in net assets
               from contract transactions               4,961,022         12,084,735        149,908       43,405,327
                                                    ----------------  ----------------   -----------  ---------------

             Net increase in net assets                 4,991,133         14,985,456        150,303       50,435,496

Net assets at beginning of period                       1,360,259          9,416,206             --       18,879,877
                                                    ----------------  ----------------   -----------  ---------------

Net assets at end of period                       $     6,351,392         24,401,662        150,303       69,315,373
                                                    ================  ================   ===========  ===============

See accompanying notes to financial statements.


                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



  (1)   ORGANIZATION

        Cova Variable Annuity Account Five (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Cova Financial Life Insurance Company (Cova) and exists in accordance with the regulations of the California Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by Cova.

        The Separate Account is divided into sub-accounts with the assets of each sub-account invested in the corresponding portfolios of the following investment companies:

              Cova Series Trust (Trust)                                                           13 portfolios
              Lord Abbett Series Fund, Inc. (Lord Abbett)                                          1 portfolio
              General American Capital Company (GACC)                                              1 portfolio
              Russell Insurance Funds (Russell)                                                    4 portfolios
              AIM Variable Insurance Funds, Inc. (AIM)                                             3 portfolios
              Alliance Variable Products Series Funds, Inc. (Alliance)                             2 portfolios
              Liberty Variable Investment Trust (Liberty)                                          1 portfolio
              Goldman Sachs Variable Insurance Trust (Goldman Sachs)                               3 portfolios
              Investors Fund Series (Kemper)                                                       4 portfolios
              MFS Variable Insurance Trust (MFS)                                                   7 portfolios
              Oppenheimer Variable Account Funds (Oppenheimer)                                     5 portfolios
              Putnam Variable Trust (Putnam)                                                       5 portfolios
              Templeton Variable Products Series Fund (Templeton)                                  3 portfolios
              Variable Insurance Products Fund, Fund II, and Fund III (Fidelity)                   5 portfolios

        Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940 as amended. Not all sub-accounts are available for investment depending upon the terms of the variable annuity contracts offered for sale by Cova.

  (2)   SIGNIFICANT ACCOUNTING POLICIES

        (A)   INVESTMENT VALUATION

              Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

        (B)   REINVESTMENT OF DISTRIBUTIONS

              With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

              GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a capital gain in the Separate Account.

        (C)   FEDERAL INCOME TAXES

              The operations of the Separate Account are included in the Federal income tax return of Cova, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, Cova believes it will be treated as the owner of the Separate Account assets for Federal income tax purposes and does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge is being made currently to the Separate Account for Federal income taxes. A charge may be made in future years for any Federal income taxes that would be attributable to the contracts.

  (3)   SEPARATE ACCOUNT EXPENSES

        Cova deducts a daily charge from the net assets of the Separate Account equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks and 0.15% for administrative expenses. The mortality risks assumed by Cova arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.

  (4)   CONTRACT FEES

        There are no deductions made from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within five years after receipt and is equal to 5% of the purchase payment withdrawn. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. In 1998, surrender fees of $60,272 were deducted from the contract values in the Separate Account.

        An annual contract maintenance fee of $30 is imposed on all variable annuity contracts with contract values less than $50,000 on their policy anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the sub-accounts and the fixed rate account to which the contract value is allocated.

        Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among the available sub-accounts of the Separate Account and the fixed rate account offered by Cova. If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of amount transferred, will be deducted from the contract account value. Transfers made in the Dollar Cost Averaging program are not subject to the transfer fee.

        In 1998, contract maintenance and transfer fees of $27,322 were deducted from the contract values in the Separate Account.

        Cova currently advances any premium taxes due at the time purchase payments are made and then deducts premium taxes from the contract value at the time annuity payments begin. Cova reserves the right to deduct premium taxes when incurred.

  (5)   SUBSEQUENT EVENT

        On January 8, 1999, the four sub-accounts investing in the Trust portfolios managed by Van Kampen American Capital Advisory Corp. (VKAC)
        - Quality Income, Money Market, Stock Index, and VKAC Growth and Income portfolios ceased operations and their assets were transferred to one new and three existing sub-accounts in accordance with the substitution order issued by the Securities and Exchange Commission.

        On January 8, 1999, the Lord Abbett Growth and Income sub-account ceased operations and its assets were transferred to the Trust Lord Abbett Growth and Income sub-account which commenced operations on January 8, 1999. The Trust Lord Abbett Growth and Income sub-account invests in the Trust Lord Abbett Growth and Income Portfolio which commenced operations on January 8, 1999. The Trust Lord Abbett Growth and Income Portfolio is managed by Lord Abbett who also manages the Lord Abbett Growth and Income Portfolio.


COVA VARIABLE ANNUITY ACCOUNT FIVE

Notes to Financial Statements

December 31, 1998 and 1997


  (6)  UNIT FAIR VALUES

       A summary of accumulation unit values, net assets, total return, and expense ratios for each sub-account follows:


                                                         COMMENCED                   ACCUMULATION UNIT VALUE
                                                                        ---------------------------------------------------
                                                        OPERATIONS         1998         1997         1996         1995
                                                        ------------    -----------  -----------  ------------ ------------


       Trust Quality Income*                             08/16/95     $  17.539867    16.716340     15.540286    15.331980
       Trust Money Market*                               06/19/95        12.882157    12.375227     11.879722    11.425132
       Trust Stock Index*                                07/20/95        31.522519    24.963612     19.036955    15.773909
       Trust VKAC Growth and Income*                     07/19/95        24.396679    20.978338     17.008156    14.608910
       Trust Bond Debenture                              05/20/96        13.496510    12.881799     11.294929           --
       Trust Developing Growth                           11/07/97        11.067868    10.527555            --           --
       Trust Large Cap Research                          02/17/98        11.825638           --            --           --
       Trust Mid-Cap Value                               11/07/97        10.437956    10.467957            --           --
       Trust Quality Bond                                05/20/96        11.914509    11.155144     10.368767           --
       Trust Small Cap Stock                             05/15/96        12.582885    13.491493     11.308427           --
       Trust Large Cap Stock                             05/16/96        19.428505    14.889464     11.334982           --
       Trust Select Equity                               05/15/96        16.987203    14.053503     10.838053           --
       Trust International Equity                        05/14/96        12.889314    11.462436     10.967004           --
       Lord Abbett Growth and Income*                    07/20/95        34.325431    30.837057     25.089540    21.306278
       GACC Money Market                                 12/04/97        11.109949    10.667017            --           --
       Russell Multi-Style Equity                        12/31/97        12.740123    10.000000            --           --
       Russell Aggressive Equity                         12/31/97        10.001283    10.000000            --           --
       Russell Non-US                                    12/31/97        11.182808    10.000000            --           --
       Russell Core Bond                                 12/31/97        10.631124    10.000000            --           --
       AIM Value                                         12/31/97        13.075597    10.000000            --           --
       AIM Capital Appreciation                          12/31/97        11.800084    10.000000            --           --
       AIM International Equity                          12/31/97        11.418467    10.000000            --           --
       Alliance Premier Growth                           12/31/97        14.620511    10.000000            --           --
       Alliance Real Estate Investment                   12/31/97         8.000583    10.000000            --           --
       Liberty Newport Tiger                             12/31/97         9.278784    10.000000            --           --
       Goldman Sachs Growth and Income                   03/31/98         9.911702           --            --           --
       Goldman Sachs International Equity                03/31/98        11.416783           --            --           --
       Goldman Sachs Global Income                       03/31/98        10.815310           --            --           --
       Kemper Dreman High Return Equity                  05/15/98        10.489000           --            --           --
       Kemper Small Cap Growth                           12/31/97        11.687795    10.000000            --           --
       Kemper Small Cap Value                            12/31/97         8.770360    10.000000            --           --
       Kemper Government Securities                      12/31/97        10.634608    10.000000            --           --
       MFS Bond                                          05/15/98        10.509000           --            --           --
       MFS Research                                      12/31/97        12.179142    10.000000            --           --
       MFS Growth with Income                            12/31/97        12.075079    10.000000            --           --
       MFS Emerging Growth                               12/31/97        13.244101    10.000000            --           --
       MFS / F&C Emerging Markets Equity                 12/31/97         6.581757    10.000000            --           --
       MFS High Income                                   12/31/97         9.863111    10.000000            --           --
       MFS World Governments                             12/31/97        10.663503    10.000000            --           --
       Oppenheimer Growth                                12/31/97        12.244057    10.000000            --           --
       Oppenheimer Growth & Income                       12/31/97        10.340279    10.000000            --           --
       Oppenheimer High Income                           12/31/97         9.907918    10.000000            --           --
       Oppenheimer Bond                                  12/31/97        10.551643    10.000000            --           --
       Oppenheimer Strategic Bond                        12/31/97        10.164797    10.000000            --           --
       Putnam Growth and Income                          12/31/97        11.403244    10.000000            --           --
       Putnam New Value                                  12/31/97        10.498075    10.000000            --           --
       Putnam Vista                                      12/31/97        11.804097    10.000000            --           --
       Putnam International Growth                       12/31/97        11.729428    10.000000            --           --
       Putnam International New Opportunities            12/31/97        11.420772    10.000000            --           --
       Templeton International                           09/21/98         9.149729           --            --           --
       Templeton Developing Markets                      09/21/98         7.557531           --            --           --
       Templeton Mutual Shares Investments               09/21/98         9.646506           --            --           --
       Fidelity VIP Growth                               02/17/98        13.115493           --            --           --
       Fidelity VIP II Contrafund                        02/17/98        12.429344           --            --           --
       Fidelity VIP III Growth Opportunities             02/17/98        11.814000           --            --           --
       Fidelity VIP III Growth & Income                  02/17/98        12.259160           --            --           --
       Fidelity VIP Equity-Income                        02/17/98        10.674283           --            --           --
                                                                        ===========  ===========  ============ ============

   * Sub-account ceased operations on January 8, 1999.

  ** Performance returns for sub-accounts that commenced operations during the year are not annualized. Expense ratios for sub-accounts that commenced operations during the year are annualized.

COVA VARIABLE ANNUITY ACCOUNT FIVE

Notes to Financial Statements

December 31, 1998 and 1997


  (6)  UNIT FAIR VALUES

       A summary of accumulation unit values, net assets, total return, and expense ratios for each sub-account follows:


                                                         COMMENCED                NET ASSETS (IN 000'S)
                                                                        ------------------------------------------
                                                        OPERATIONS       1998        1997        1996       1995
                                                        ------------    --------    --------    -------    -------
       Trust Quality Income*                             08/16/95     $     771         731        299        133
       Trust Money Market*                               06/19/95           267         371        322        326
       Trust Stock Index*                                07/20/95         2,306       1,738        960        211
       Trust VKAC Growth and Income*                     07/19/95         2,119       1,680        686        105
       Trust Bond Debenture                              05/20/96         9,200       4,475        447         --
       Trust Developing Growth                           11/07/97           785          64         --         --
       Trust Large Cap Research                          02/17/98           590          --         --         --
       Trust Mid-Cap Value                               11/07/97           892          89         --         --
       Trust Quality Bond                                05/20/96         5,970       2,617        669         --
       Trust Small Cap Stock                             05/15/96         8,354       6,578      1,279         --
       Trust Large Cap Stock                             05/16/96        22,001      10,224      1,431         --
       Trust Select Equity                               05/15/96        17,884       9,845      2,011         --
       Trust International Equity                        05/14/96        10,046       6,351      1,360         --
       Lord Abbett Growth and Income*                    07/20/95        37,098      24,402      9,416      2,675
       GACC Money Market                                 12/04/97         1,440         150         --         --
       Russell Multi-Style Equity                        12/31/97           616          --         --         --
       Russell Aggressive Equity                         12/31/97            87          --         --         --
       Russell Non-US                                    12/31/97           204          --         --         --
       Russell Core Bond                                 12/31/97           654          --         --         --
       AIM Value                                         12/31/97            37          --         --         --
       AIM Capital Appreciation                          12/31/97            66          --         --         --
       AIM International Equity                          12/31/97           174          --         --         --
       Alliance Premier Growth                           12/31/97           919          --         --         --
       Alliance Real Estate Investment                   12/31/97           177          --         --         --
       Liberty Newport Tiger                             12/31/97            22          --         --         --
       Goldman Sachs Growth and Income                   03/31/98           130          --         --         --
       Goldman Sachs International Equity                03/31/98           181          --         --         --
       Goldman Sachs Global Income                       03/31/98            32          --         --         --
       Kemper Dreman High Return Equity                  05/15/98            --          --         --         --
       Kemper Small Cap Growth                           12/31/97            45          --         --         --
       Kemper Small Cap Value                            12/31/97           146          --         --         --
       Kemper Government Securities                      12/31/97            27          --         --         --
       MFS Bond                                          05/15/98            --          --         --         --
       MFS Research                                      12/31/97           317          --         --         --
       MFS Growth with Income                            12/31/97           782          --         --         --
       MFS Emerging Growth                               12/31/97           632          --         --         --
       MFS / F&C Emerging Markets Equity                 12/31/97            28          --         --         --
       MFS High Income                                   12/31/97           129          --         --         --
       MFS World Governments                             12/31/97             4          --         --         --
       Oppenheimer Growth                                12/31/97            62          --         --         --
       Oppenheimer Growth & Income                       12/31/97           154          --         --         --
       Oppenheimer High Income                           12/31/97           104          --         --         --
       Oppenheimer Bond                                  12/31/97           489          --         --         --
       Oppenheimer Strategic Bond                        12/31/97            27          --         --         --
       Putnam Growth and Income                          12/31/97           914          --         --         --
       Putnam New Value                                  12/31/97            23          --         --         --
       Putnam Vista                                      12/31/97            80          --         --         --
       Putnam International Growth                       12/31/97           663          --         --         --
       Putnam International New Opportunities            12/31/97            55          --         --         --
       Templeton International                           09/21/98            61          --         --         --
       Templeton Developing Markets                      09/21/98            53          --         --         --
       Templeton Mutual Shares Investments               09/21/98             9          --         --         --
       Fidelity VIP Growth                               02/17/98             7          --         --         --
       Fidelity VIP II Contrafund                        02/17/98             1          --         --         --
       Fidelity VIP III Growth Opportunities             02/17/98             1          --         --         --
       Fidelity VIP III Growth & Income                  02/17/98            26          --         --         --
       Fidelity VIP Equity-Income                        02/17/98             8          --         --         --
                                                                        ========    ========    =======    =======

   * Sub-account ceased operations on January 8, 1999.

  ** Performance returns for sub-accounts that commenced operations during the year are not annualized. Expense ratios for sub-accounts that commenced operations during the year are annualized.

COVA VARIABLE ANNUITY ACCOUNT FIVE

Notes to Financial Statements

December 31, 1998 and 1997


  (6)  UNIT FAIR VALUES

       A summary of accumulation unit values, net assets, total return, and expense ratios for each sub-account follows:


                                                         COMMENCED                     TOTAL RETURN**
                                                                        ---------------------------------------------
                                                        OPERATIONS       1998           1997       1996        1995
                                                        ------------    -------        -------    -------     -------


       Trust Quality Income*                             08/16/95         4.93 %         7.57       1.36        6.30
       Trust Money Market*                               06/19/95         4.10           4.17       3.98        2.61
       Trust Stock Index*                                07/20/95        26.27          31.13      20.69       11.65
       Trust VKAC Growth and Income*                     07/19/95        16.30          23.34      16.42       11.93
       Trust Bond Debenture                              05/20/96         4.77          14.05      11.32          --
       Trust Developing Growth                           11/07/97         5.13          (2.80)        --          --
       Trust Large Cap Research                          02/17/98         9.94             --         --          --
       Trust Mid-Cap Value                               11/07/97         (.29)          4.17         --          --
       Trust Quality Bond                                05/20/96         6.81           7.58       4.20          --
       Trust Small Cap Stock                             05/15/96        (6.74)         19.31       3.69          --
       Trust Large Cap Stock                             05/16/96        30.49          31.36      11.62          --
       Trust Select Equity                               05/15/96        20.88          29.67       6.76          --
       Trust International Equity                        05/14/96        12.45           4.52       8.60          --
       Lord Abbett Growth and Income*                    07/20/95        11.31          22.91      17.76        9.05
       GACC Money Market                                 12/04/97         4.15            .34         --          --
       Russell Multi-Style Equity                        12/31/97        27.40             --         --          --
       Russell Aggressive Equity                         12/31/97          .01             --         --          --
       Russell Non-US                                    12/31/97        11.83             --         --          --
       Russell Core Bond                                 12/31/97         6.31             --         --          --
       AIM Value                                         12/31/97        30.76             --         --          --
       AIM Capital Appreciation                          12/31/97        18.00             --         --          --
       AIM International Equity                          12/31/97        14.19             --         --          --
       Alliance Premier Growth                           12/31/97        46.21             --         --          --
       Alliance Real Estate Investment                   12/31/97       (19.99)            --         --          --
       Liberty Newport Tiger                             12/31/97        (7.21)            --         --          --
       Goldman Sachs Growth and Income                   03/31/98       (11.60)            --         --          --
       Goldman Sachs International Equity                03/31/98         1.94             --         --          --
       Goldman Sachs Global Income                       03/31/98         6.53             --         --          --
       Kemper Dreman High Return Equity                  05/15/98         4.89             --         --          --
       Kemper Small Cap Growth                           12/31/97        16.88             --         --          --
       Kemper Small Cap Value                            12/31/97       (12.30)            --         --          --
       Kemper Government Securities                      12/31/97         6.35             --         --          --
       MFS Bond                                          05/15/98         5.09             --         --          --
       MFS Research                                      12/31/97        21.79             --         --          --
       MFS Growth with Income                            12/31/97        20.75             --         --          --
       MFS Emerging Growth                               12/31/97        32.44             --         --          --
       MFS / F&C Emerging Markets Equity                 12/31/97       (34.18)            --         --          --
       MFS High Income                                   12/31/97        (1.37)            --         --          --
       MFS World Governments                             12/31/97         6.63             --         --          --
       Oppenheimer Growth                                12/31/97        22.44             --         --          --
       Oppenheimer Growth & Income                       12/31/97         3.40             --         --          --
       Oppenheimer High Income                           12/31/97        (0.92)            --         --          --
       Oppenheimer Bond                                  12/31/97         5.52             --         --          --
       Oppenheimer Strategic Bond                        12/31/97         1.65             --         --          --
       Putnam Growth and Income                          12/31/97        14.03             --         --          --
       Putnam New Value                                  12/31/97         4.98             --         --          --
       Putnam Vista                                      12/31/97        18.04             --         --          --
       Putnam International Growth                       12/31/97        17.29             --         --          --
       Putnam International New Opportunities            12/31/97        14.21             --         --          --
       Templeton International                           09/21/98        15.92             --         --          --
       Templeton Developing Markets                      09/21/98        33.87             --         --          --
       Templeton Mutual Shares Investments               09/21/98        11.61             --         --          --
       Fidelity VIP Growth                               02/17/98        31.16             --         --          --
       Fidelity VIP II Contrafund                        02/17/98        24.29             --         --          --
       Fidelity VIP III Growth Opportunities             02/17/98        18.14             --         --          --
       Fidelity VIP III Growth & Income                  02/17/98        22.59             --         --          --
       Fidelity VIP Equity-Income                        02/17/98         6.74             --         --          --
                                                                        =======        =======    =======     =======

   * Sub-account ceased operations on January 8, 1999.

  ** Performance returns for sub-accounts that commenced operations during the year are not annualized. Expense ratios for sub-accounts that commenced operations during the year are annualized.

COVA VARIABLE ANNUITY ACCOUNT FIVE

Notes to Financial Statements

December 31, 1998 and 1997


  (6)  UNIT FAIR VALUES

       A summary of accumulation unit values, net assets, total return, and expense ratios for each sub-account follows:

                                                                               SEPARATE ACCOUNT EXPENSES
                                                         COMMENCED              TO AVERAGE NET ASSETS**
                                                                        -----------------------------------------
                                                        OPERATIONS       1998       1997       1996        1995
                                                        ------------    -------    -------    -------     -------


       Trust Quality Income*                             08/16/95         1.40       1.40       1.40        1.40
       Trust Money Market*                               06/19/95         1.40       1.40       1.40        1.40
       Trust Stock Index*                                07/20/95         1.40       1.40       1.40        1.40
       Trust VKAC Growth and Income*                     07/19/95         1.40       1.40       1.40        1.40
       Trust Bond Debenture                              05/20/96         1.40       1.40       1.40          --
       Trust Developing Growth                           11/07/97         1.40       1.40         --          --
       Trust Large Cap Research                          02/17/98         1.40         --         --          --
       Trust Mid-Cap Value                               11/07/97         1.40       1.40         --          --
       Trust Quality Bond                                05/20/96         1.40       1.40       1.40          --
       Trust Small Cap Stock                             05/15/96         1.40       1.40       1.40          --
       Trust Large Cap Stock                             05/16/96         1.40       1.40       1.40          --
       Trust Select Equity                               05/15/96         1.40       1.40       1.40          --
       Trust International Equity                        05/14/96         1.40       1.40       1.40          --
       Lord Abbett Growth and Income*                    07/20/95         1.40       1.40       1.40        1.40
       GACC Money Market                                 12/04/97         1.40       1.40         --          --
       Russell Multi-Style Equity                        12/31/97         1.40         --         --          --
       Russell Aggressive Equity                         12/31/97         1.40         --         --          --
       Russell Non-US                                    12/31/97         1.40         --         --          --
       Russell Core Bond                                 12/31/97         1.40         --         --          --
       AIM Value                                         12/31/97         1.40         --         --          --
       AIM Capital Appreciation                          12/31/97         1.40         --         --          --
       AIM International Equity                          12/31/97         1.40         --         --          --
       Alliance Premier Growth                           12/31/97         1.40         --         --          --
       Alliance Real Estate Investment                   12/31/97         1.40         --         --          --
       Liberty Newport Tiger                             12/31/97         1.39         --         --          --
       Goldman Sachs Growth and Income                   03/31/98         1.40         --         --          --
       Goldman Sachs International Equity                03/31/98         1.40         --         --          --
       Goldman Sachs Global Income                       03/31/98         1.40         --         --          --
       Kemper Dreman High Return Equity                  05/15/98          .55         --         --          --
       Kemper Small Cap Growth                           12/31/97         1.40         --         --          --
       Kemper Small Cap Value                            12/31/97         1.40         --         --          --
       Kemper Government Securities                      12/31/97         1.38         --         --          --
       MFS Bond                                          05/15/98          .52         --         --          --
       MFS Research                                      12/31/97         1.40         --         --          --
       MFS Growth with Income                            12/31/97         1.40         --         --          --
       MFS Emerging Growth                               12/31/97         1.40         --         --          --
       MFS / F&C Emerging Markets Equity                 12/31/97         1.40         --         --          --
       MFS High Income                                   12/31/97         1.40         --         --          --
       MFS World Governments                             12/31/97         1.37         --         --          --
       Oppenheimer Growth                                12/31/97         1.40         --         --          --
       Oppenheimer Growth & Income                       12/31/97         1.40         --         --          --
       Oppenheimer High Income                           12/31/97         1.40         --         --          --
       Oppenheimer Bond                                  12/31/97         1.40         --         --          --
       Oppenheimer Strategic Bond                        12/31/97         1.40         --         --          --
       Putnam Growth and Income                          12/31/97         1.40         --         --          --
       Putnam New Value                                  12/31/97         1.40         --         --          --
       Putnam Vista                                      12/31/97         1.40         --         --          --
       Putnam International Growth                       12/31/97         1.40         --         --          --
       Putnam International New Opportunities            12/31/97         1.40         --         --          --
       Templeton International                           09/21/98         1.40         --         --          --
       Templeton Developing Markets                      09/21/98         1.40         --         --          --
       Templeton Mutual Shares Investments               09/21/98         1.32         --         --          --
       Fidelity VIP Growth                               02/17/98         1.35         --         --          --
       Fidelity VIP II Contrafund                        02/17/98          .75         --         --          --
       Fidelity VIP III Growth Opportunities             02/17/98          .52         --         --          --
       Fidelity VIP III Growth & Income                  02/17/98         1.39         --         --          --
       Fidelity VIP Equity-Income                        02/17/98         1.34         --         --          --
                                                                        =======    =======    =======     =======

   * Sub-account ceased operations on January 8, 1999.

  ** Performance returns for sub-accounts that commenced operations during the year are not annualized. Expense ratios for sub-accounts that commenced operations during the year are annualized.


                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



   (7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION

         The table below summarizes the realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the year.

                                                                                               1998           1997
                                                                                           -------------  -------------
         Realized gain (loss) on sale of fund shares:
           Trust Quality Income:
             Aggregate proceeds from sales of fund shares                                $       68,255         78,042
             Aggregate cost of fund shares redeemed                                              66,652         78,307
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $        1,603           (265)
                                                                                           =============  =============

           Trust Money Market:
             Aggregate proceeds from sales of fund shares                                $      127,698      5,031,278
             Aggregate cost of fund shares redeemed                                             127,698      5,031,278
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $           --             --
                                                                                           =============  =============

           Trust Stock Index:
             Aggregate proceeds from sales of fund shares                                $      135,751        100,563
             Aggregate cost of fund shares redeemed                                             117,530         81,687
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       18,221         18,876
                                                                                           =============  =============

           Trust VKAC Growth and Income:
             Aggregate proceeds from sales of fund shares                                $      104,628         21,278
             Aggregate cost of fund shares redeemed                                              89,010         18,280
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       15,618          2,998
                                                                                           =============  =============

           Trust Bond Debenture:
             Aggregate proceeds from sales of fund shares                                $      670,935        109,027
             Aggregate cost of fund shares redeemed                                             657,487        103,526
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       13,448          5,501
                                                                                           =============  =============

           Trust Developing Growth:
             Aggregate proceeds from sales of fund shares                                $       59,769         15,035
             Aggregate cost of fund shares redeemed                                              61,323         15,050
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       (1,554)           (15)
                                                                                           =============  =============




                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



                                                                                               1998           1997
                                                                                           -------------  -------------

         Realized gain (loss) on sale of fund shares, continued:
           Trust Large Cap Research:
             Aggregate proceeds from sales of fund shares                                $        1,318             --
             Aggregate cost of fund shares redeemed                                               1,293             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $           25             --
                                                                                           =============  =============

           Trust Mid-Cap Value:
             Aggregate proceeds from sales of fund shares                                $      121,779          5,141
             Aggregate cost of fund shares redeemed                                             126,280          5,091
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       (4,501)            50
                                                                                           =============  =============

           Trust Quality Bond:
             Aggregate proceeds from sales of fund shares                                $      319,864        149,426
             Aggregate cost of fund shares redeemed                                             309,113        147,472
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       10,751          1,954
                                                                                           =============  =============

           Trust Small Cap Stock:
             Aggregate proceeds from sales of fund shares                                $      986,220         91,131
             Aggregate cost of fund shares redeemed                                             974,390         81,824
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       11,830          9,307
                                                                                           =============  =============

           Trust Large Cap Stock:
             Aggregate proceeds from sales of fund shares                                $    1,700,678        121,132
             Aggregate cost of fund shares redeemed                                           1,489,784        106,386
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $      210,894         14,746
                                                                                           =============  =============

           Trust Select Equity:
             Aggregate proceeds from sales of fund shares                                $    1,190,393        150,731
             Aggregate cost of fund shares redeemed                                           1,040,041        130,262
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $      150,352         20,469
                                                                                           =============  =============

           Trust International Equity:
             Aggregate proceeds from sales of fund shares                                $      652,667        185,858
             Aggregate cost of fund shares redeemed                                             629,290        182,972
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       23,377          2,886
                                                                                           =============  =============



                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



                                                                                               1998           1997
                                                                                           -------------  -------------

         Realized gain (loss) on sale of fund shares, continued:
           Lord Abbett Growth and Income:
             Aggregate proceeds from sales of fund shares                                $    1,839,293        585,935
             Aggregate cost of fund shares redeemed                                           1,749,075        507,692
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       90,218         78,243
                                                                                           =============  =============

           GACC Money Market:
             Aggregate proceeds from sales of fund shares                                $    2,053,922         29,146
             Aggregate cost of fund shares redeemed                                           2,035,460         29,072
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       18,462             74
                                                                                           =============  =============

           Russell Multi-Style Equity:
             Aggregate proceeds from sales of fund shares                                $        7,462             --
             Aggregate cost of fund shares redeemed                                               7,262             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $          200             --
                                                                                           =============  =============

           Russell Aggressive Equity:
             Aggregate proceeds from sales of fund shares                                $          416             --
             Aggregate cost of fund shares redeemed                                                 468             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $          (52)            --
                                                                                           =============  =============

           Russell Non-US:
             Aggregate proceeds from sales of fund shares                                $          821             --
             Aggregate cost of fund shares redeemed                                                 900             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $          (79)            --
                                                                                           =============  =============

           Russell Core Bond:
             Aggregate proceeds from sales of fund shares                                $        1,162             --
             Aggregate cost of fund shares redeemed                                               1,160             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $            2             --
                                                                                           =============  =============

           AIM Value:
             Aggregate proceeds from sales of fund shares                                $       26,188             --
             Aggregate cost of fund shares redeemed                                              27,774             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       (1,586)            --
                                                                                           =============  =============



                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



                                                                                               1998           1997
                                                                                           -------------  -------------

         Realized gain (loss) on sale of fund shares, continued:
           AIM Capital Appreciation:
             Aggregate proceeds from sales of fund shares                                $          236             --
             Aggregate cost of fund shares redeemed                                                 258             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $          (22)            --
                                                                                           =============  =============

           AIM International Equity:
             Aggregate proceeds from sales of fund shares                                $       40,160             --
             Aggregate cost of fund shares redeemed                                              46,103             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       (5,943)            --
                                                                                           =============  =============

           Alliance Premier Growth:
             Aggregate proceeds from sales of fund shares                                $       67,438             --
             Aggregate cost of fund shares redeemed                                              74,072             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       (6,634)            --
                                                                                           =============  =============

           Alliance Real Estate:
             Aggregate proceeds from sales of fund shares                                $       14,746             --
             Aggregate cost of fund shares redeemed                                              17,733             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       (2,987)            --
                                                                                           =============  =============

           Liberty Newport Tiger:
             Aggregate proceeds from sales of fund shares                                $           37             --
             Aggregate cost of fund shares redeemed                                                  33             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $            4             --
                                                                                           =============  =============

           Goldman Sachs Growth and Income:
             Aggregate proceeds from sales of fund shares                                $       23,582             --
             Aggregate cost of fund shares redeemed                                              27,701             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       (4,119)            --
                                                                                           =============  =============

           Goldman Sachs International Equity:
             Aggregate proceeds from sales of fund shares                                $          999             --
             Aggregate cost of fund shares redeemed                                               1,123             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $         (124)            --
                                                                                           =============  =============



                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



                                                                                               1998           1997
                                                                                           -------------  -------------

         Realized gain (loss) on sale of fund shares, continued:
           Goldman Sachs Global Income:
             Aggregate proceeds from sales of fund shares                                $          181             --
             Aggregate cost of fund shares redeemed                                                 176             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $            5             --
                                                                                           =============  =============

           Kemper-Dreman High Return Equity:
             Aggregate proceeds from sales of fund shares                                $           --             --
             Aggregate cost of fund shares redeemed                                                  --             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $           --             --
                                                                                           =============  =============

           Kemper Small Cap Growth:
             Aggregate proceeds from sales of fund shares                                $        7,419             --
             Aggregate cost of fund shares redeemed                                               7,675             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $         (256)            --
                                                                                           =============  =============

           Kemper Small Cap Value:
             Aggregate proceeds from sales of fund shares                                $       21,781             --
             Aggregate cost of fund shares redeemed                                              28,205             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       (6,424)            --
                                                                                           =============  =============

           Kemper Government Securities:
             Aggregate proceeds from sales of fund shares                                $            9             --
             Aggregate cost of fund shares redeemed                                                   9             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $           --             --
                                                                                           =============  =============

           MFS Bond:
             Aggregate proceeds from sales of fund shares                                $           --             --
             Aggregate cost of fund shares redeemed                                                  --             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $           --             --
                                                                                           =============  =============

           MFS Research:
             Aggregate proceeds from sales of fund shares                                $        1,823             --
             Aggregate cost of fund shares redeemed                                               1,914             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $          (91)            --
                                                                                           =============  =============



                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



                                                                                               1998           1997
                                                                                           -------------  -------------
         Realized gain (loss) on sale of fund shares, continued:
           MFS Growth with Income:
             Aggregate proceeds from sales of fund shares                                $       40,854             --
             Aggregate cost of fund shares redeemed                                              45,826             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       (4,972)            --
                                                                                           =============  =============

           MFS Emerging Growth:
             Aggregate proceeds from sales of fund shares                                $       31,963             --
             Aggregate cost of fund shares redeemed                                              34,744             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       (2,781)            --
                                                                                           =============  =============

           MFS / F&C Emerging Markets Equity:
             Aggregate proceeds from sales of fund shares                                $       32,580             --
             Aggregate cost of fund shares redeemed                                              43,015             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $      (10,435)            --
                                                                                           =============  =============

           MFS High Income:
             Aggregate proceeds from sales of fund shares                                $       18,006             --
             Aggregate cost of fund shares redeemed                                              19,172             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       (1,166)            --
                                                                                           =============  =============

           MFS World Governments:
             Aggregate proceeds from sales of fund shares                                $           34             --
             Aggregate cost of fund shares redeemed                                                  33             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $            1             --
                                                                                           =============  =============

           Oppenheimer Growth:
             Aggregate proceeds from sales of fund shares                                $          731             --
             Aggregate cost of fund shares redeemed                                                 756             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $          (25)            --
                                                                                           =============  =============

           Oppenheimer Growth & Income:
             Aggregate proceeds from sales of fund shares                                $        1,004             --
             Aggregate cost of fund shares redeemed                                               1,167             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $         (163)            --
                                                                                           =============  =============



                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



                                                                                               1998           1997
                                                                                           -------------  -------------

         Realized gain (loss) on sale of fund shares, continued:
           Oppenheimer High Income:
             Aggregate proceeds from sales of fund shares                                $        2,657             --
             Aggregate cost of fund shares redeemed                                               2,855             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $         (198)            --
                                                                                           =============  =============

           Oppenheimer Bond:
             Aggregate proceeds from sales of fund shares                                $       17,891             --
             Aggregate cost of fund shares redeemed                                              17,655             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $          236             --
                                                                                           =============  =============

           Oppenheimer Strategic Bond:
             Aggregate proceeds from sales of fund shares                                $          160             --
             Aggregate cost of fund shares redeemed                                                 165             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $           (5)            --
                                                                                           =============  =============

           Putnam Growth and Income:
             Aggregate proceeds from sales of fund shares                                $       45,339             --
             Aggregate cost of fund shares redeemed                                              51,871             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       (6,532)            --
                                                                                           =============  =============

           Putnam New Value:
             Aggregate proceeds from sales of fund shares                                $        6,880             --
             Aggregate cost of fund shares redeemed                                               6,868             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $           12             --
                                                                                           =============  =============

           Putnam Vista:
             Aggregate proceeds from sales of fund shares                                $          376             --
             Aggregate cost of fund shares redeemed                                                 388             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $          (12)            --
                                                                                           =============  =============

           Putnam International Growth:
             Aggregate proceeds from sales of fund shares                                $       64,381             --
             Aggregate cost of fund shares redeemed                                              72,707             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $       (8,326)            --
                                                                                           =============  =============



                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



                                                                                               1998           1997
                                                                                           -------------  -------------

         Realized gain (loss) on sale of fund shares, continued:
           Putnam International New Opportunities:
             Aggregate proceeds from sales of fund shares                                $          378             --
             Aggregate cost of fund shares redeemed                                                 405             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $          (27)            --
                                                                                           =============  =============

           Templeton International:
             Aggregate proceeds from sales of fund shares                                $          133             --
             Aggregate cost of fund shares redeemed                                                 124             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $            9             --
                                                                                           =============  =============

           Templeton Developing Markets:
             Aggregate proceeds from sales of fund shares                                $          133             --
             Aggregate cost of fund shares redeemed                                                 125             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $            8             --
                                                                                           =============  =============

           Templeton Mutual Shares Investments:
             Aggregate proceeds from sales of fund shares                                $           --             --
             Aggregate cost of fund shares redeemed                                                  --             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $           --             --
                                                                                           =============  =============

           Fidelity Growth:
             Aggregate proceeds from sales of fund shares                                $            3             --
             Aggregate cost of fund shares redeemed                                                   3             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $           --             --
                                                                                           =============  =============

           Fidelity Contrafund:
             Aggregate proceeds from sales of fund shares                                $           --             --
             Aggregate cost of fund shares redeemed                                                  --             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $           --             --
                                                                                           =============  =============

           Fidelity Growth Opportunities:
             Aggregate proceeds from sales of fund shares                                $           --             --
             Aggregate cost of fund shares redeemed                                                  --             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $           --             --
                                                                                           =============  =============



                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



                                                                                               1998           1997
                                                                                           -------------  -------------

         Realized gain (loss) on sale of fund shares, continued:
           Fidelity Growth & Income:
             Aggregate proceeds from sales of fund shares                                $           --             --
             Aggregate cost of fund shares redeemed                                                  --             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $           --             --
                                                                                           =============  =============

           Fidelity Equity-Income:
             Aggregate proceeds from sales of fund shares                                $           --             --
             Aggregate cost of fund shares redeemed                                                  --             --
                                                                                           -------------  -------------

                  Realized gain (loss)                                                   $           --             --
                                                                                           =============  =============

         Unrealized appreciation (depreciation):
           Trust Quality Income:
             Appreciation (Depreciation), end of period                                  $       19,209         14,678
             Appreciation (Depreciation), beginning of period                                    14,678            447
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $        4,531         14,231
                                                                                           =============  =============

           Trust Money Market:
             Appreciation (Depreciation), end of period                                  $           --             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $           --             --
                                                                                           =============  =============

           Trust Stock Index:
             Appreciation (Depreciation), end of period                                  $      491,713        393,343
             Appreciation (Depreciation), beginning of period                                   393,343         82,185
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       98,370        311,158
                                                                                           =============  =============

           Trust VKAC Growth & Income:
             Appreciation (Depreciation), end of period                                  $      316,285        251,383
             Appreciation (Depreciation), beginning of period                                   251,383         37,743
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       64,902        213,640
                                                                                           =============  =============

           Trust Bond Debenture:
             Appreciation (Depreciation), end of period                                  $      273,399        163,335
             Appreciation (Depreciation), beginning of period                                   163,335          8,392
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $      110,064        154,943
                                                                                           =============  =============


                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



                                                                                               1998           1997
                                                                                           -------------  -------------

         Unrealized appreciation (depreciation), continued:
           Trust Developing Growth:
             Appreciation (Depreciation), end of period                                  $       57,633            404
             Appreciation (Depreciation), beginning of period                                       404             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       57,229            404
                                                                                           =============  =============

           Trust Large Cap Research:
             Appreciation (Depreciation), end of period                                  $       52,098             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       52,098             --
                                                                                           =============  =============

           Trust Mid-Cap Value:
             Appreciation (Depreciation), end of period                                  $       14,516          2,536
             Appreciation (Depreciation), beginning of period                                     2,536             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       11,980          2,536
                                                                                           =============  =============

           Trust Quality Bond:
             Appreciation (Depreciation), end of period                                  $      254,121         42,116
             Appreciation (Depreciation), beginning of period                                    42,116          2,313
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $      212,005         39,803
                                                                                           =============  =============

           Trust Small Cap Stock:
             Appreciation (Depreciation), end of period                                  $       (2,832)       765,772
             Appreciation (Depreciation), beginning of period                                   765,772         34,020
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $     (768,604)       731,752
                                                                                           =============  =============

           Trust Large Cap Stock:
             Appreciation (Depreciation), end of period                                  $    4,717,561        630,868
             Appreciation (Depreciation), beginning of period                                   630,868         56,856
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $    4,086,693        574,012
                                                                                           =============  =============

           Trust Select Equity:
             Appreciation (Depreciation), end of period                                  $    3,163,743      1,284,973
             Appreciation (Depreciation), beginning of period                                 1,284,973        101,392
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $    1,878,770      1,183,581
                                                                                           =============  =============



                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



                                                                                               1998           1997
                                                                                           -------------  -------------

         Unrealized appreciation (depreciation), continued:
           Trust International Equity:
             Appreciation (Depreciation), end of period                                  $      918,988         91,655
             Appreciation (Depreciation), beginning of period                                    91,655         66,683
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $      827,333         24,972
                                                                                           =============  =============

           Lord Abbett Growth and Income:
             Appreciation (Depreciation), end of period                                  $    2,782,796      1,514,090
             Appreciation (Depreciation), beginning of period                                 1,514,090        374,769
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $    1,268,706      1,139,321
                                                                                           =============  =============

           GACC Money Market:
             Appreciation (Depreciation), end of period                                  $        8,746            440
             Appreciation (Depreciation), beginning of period                                       440             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $        8,306            440
                                                                                           =============  =============

           Russell Multi-Style Equity:
             Appreciation (Depreciation), end of period                                  $       37,385             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       37,385             --
                                                                                           =============  =============

           Russell Aggressive Equity:
             Appreciation (Depreciation), end of period                                  $       (1,753)            --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       (1,753)            --
                                                                                           =============  =============

           Russell Non-US:
             Appreciation (Depreciation), end of period                                  $        1,844             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $        1,844             --
                                                                                           =============  =============

           Russell Core Bond:
             Appreciation (Depreciation), end of period                                  $        3,543             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $        3,543             --
                                                                                           =============  =============



                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



                                                                                               1998           1997
                                                                                           -------------  -------------

         Unrealized appreciation (depreciation), continued:
           AIM Value:
             Appreciation (Depreciation), end of period                                  $        1,376             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $        1,376             --
                                                                                           =============  =============

           AIM Capital Appreciation:
             Appreciation (Depreciation), end of period                                  $        5,386             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $        5,386             --
                                                                                           =============  =============

           AIM International Equity:
             Appreciation (Depreciation), end of period                                  $       (6,224)            --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       (6,224)            --
                                                                                           =============  =============

           Alliance Premier Growth:
             Appreciation (Depreciation), end of period                                  $      118,514             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $      118,514             --
                                                                                           =============  =============

           Alliance Real Estate Investment:
             Appreciation (Depreciation), end of period                                  $      (17,191)            --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $      (17,191)            --
                                                                                           =============  =============

           Liberty Newport Tiger:
             Appreciation (Depreciation), end of period                                  $        2,743             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $        2,743             --
                                                                                           =============  =============

           Goldman Sachs Growth and Income:
             Appreciation (Depreciation), end of period                                  $      (11,213)            --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $      (11,213)            --
                                                                                           =============  =============



                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



                                                                                               1998           1997
                                                                                           -------------  -------------

         Unrealized appreciation (depreciation), continued:
           Goldman Sachs International Equity:
             Appreciation (Depreciation), end of period                                  $        2,720             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $        2,720             --
                                                                                           =============  =============

           Goldman Sachs Global Income:
             Appreciation (Depreciation), end of period                                  $         (187)            --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $         (187)            --
                                                                                           =============  =============

           Kemper-Dreman High Return Equity:
             Appreciation (Depreciation), end of period                                  $            5             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $            5             --
                                                                                           =============  =============

           Kemper Small Cap Growth:
             Appreciation (Depreciation), end of period                                  $        3,989             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $        3,989             --
                                                                                           =============  =============

           Kemper Small Cap Value:
             Appreciation (Depreciation), end of period                                  $      (13,980)            --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $      (13,980)            --
                                                                                           =============  =============

           Kemper Government Securities:
             Appreciation (Depreciation), end of period                                  $          206             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $          206             --
                                                                                           =============  =============

           MFS Bond:
             Appreciation (Depreciation), end of period                                  $            5             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $            5             --
                                                                                           =============  =============



                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



                                                                                               1998           1997
                                                                                           -------------  -------------

         Unrealized appreciation (depreciation), continued:
           MFS Research:
             Appreciation (Depreciation), end of period                                  $       24,572             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       24,572             --
                                                                                           =============  =============

           MFS Growth with Income:
             Appreciation (Depreciation), end of period                                  $       54,989             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       54,989             --
                                                                                           =============  =============

           MFS Emerging Growth:
             Appreciation (Depreciation), end of period                                  $       87,574             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       87,574             --
                                                                                           =============  =============

           MFS / F&C Emerging Markets Equity:
             Appreciation (Depreciation), end of period                                  $       (7,685)            --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       (7,685)            --
                                                                                           =============  =============

           MFS High Income:
             Appreciation (Depreciation), end of period                                  $       (2,625)            --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       (2,625)            --
                                                                                           =============  =============

           MFS World Governments:
             Appreciation (Depreciation), end of period                                  $          189             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $          189             --
                                                                                           =============  =============

           Oppenheimer Growth:
             Appreciation (Depreciation), end of period                                  $        9,357             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $        9,357             --
                                                                                           =============  =============



                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



                                                                                               1998           1997
                                                                                           -------------  -------------

         Unrealized appreciation (depreciation), continued:
           Oppenheimer Growth & Income:
             Appreciation (Depreciation), end of period                                  $         (771)            --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $         (771)            --
                                                                                           =============  =============

           Oppenheimer High Income:
             Appreciation (Depreciation), end of period                                  $       (2,071)            --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       (2,071)            --
                                                                                           =============  =============

           Oppenheimer Bond:
             Appreciation (Depreciation), end of period                                  $       12,503             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       12,503             --
                                                                                           =============  =============

           Oppenheimer Strategic Bond:
             Appreciation (Depreciation), end of period                                  $         (129)            --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $         (129)            --
                                                                                           =============  =============

           Putnam Growth and Income:
             Appreciation (Depreciation), end of period                                  $       44,649             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       44,649             --
                                                                                           =============  =============

           Putnam New Value:
             Appreciation (Depreciation), end of period                                  $          860             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $          860             --
                                                                                           =============  =============

           Putnam Vista:
             Appreciation (Depreciation), end of period                                  $        7,815             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $        7,815             --
                                                                                           =============  =============



                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



                                                                                               1998           1997
                                                                                           -------------  -------------

         Unrealized appreciation (depreciation), continued:
           Putnam International Growth:
             Appreciation (Depreciation), end of period                                  $       (2,297)            --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $       (2,297)            --
                                                                                           =============  =============

           Putnam International New Opportunities:
             Appreciation (Depreciation), end of period                                  $          299             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $          299             --
                                                                                           =============  =============

           Templeton International:
             Appreciation (Depreciation), end of period                                  $        4,711             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $        4,711             --
                                                                                           =============  =============

           Templeton Developing Markets:
             Appreciation (Depreciation), end of period                                  $        3,570             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $        3,570             --
                                                                                           =============  =============

           Templeton Mutual Shares Investments:
             Appreciation (Depreciation), end of period                                  $          263             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $          263             --
                                                                                           =============  =============

           Fidelity Growth:
             Appreciation (Depreciation), end of period                                  $        1,118             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $        1,118             --
                                                                                           =============  =============

           Fidelity Contrafund:
             Appreciation (Depreciation), end of period                                  $           99             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $           99             --
                                                                                           =============  =============



                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



                                                                                               1998           1997
                                                                                           -------------  -------------

         Unrealized appreciation (depreciation), continued:
           Fidelity Growth Opportunities:
             Appreciation (Depreciation), end of period                                  $           19             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $           19             --
                                                                                           =============  =============

           Fidelity Growth & Income:
             Appreciation (Depreciation), end of period                                  $        3,784             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $        3,784             --
                                                                                           =============  =============

           Fidelity Equity-Income:
             Appreciation (Depreciation), end of period                                  $          635             --
             Appreciation (Depreciation), beginning of period                                        --             --
                                                                                           -------------  -------------

                  Unrealized appreciation (depreciation)                                 $          635             --
                                                                                           =============  =============

COVA VARIABLE ANNUITY ACCOUNT FIVE

Notes to Financial Statements

December 31, 1998 and 1997




   (8)   UNIT TRANSACTIONS

The change in the number of accumulation units is as follows:
                                                                                                       TRUST
                                                ----------------------------------------------------------------------
                                                                                             VKAC
                                                 QUALITY         MONEY        STOCK         GROWTH AND      BOND
                                                  INCOME        MARKET        INDEX         INCOME        DEBENTURE
                                                -----------   ------------  ----------  ---------------  -------------
Unit balance at December 31, 1996                   19,237         27,094      50,426        40,350           39,545
  Contract units purchased                             339        449,124         927         8,266           82,546
  Contract units transferred, net                   27,138       (440,275)     19,361        32,087          231,381
  Contract units redeemed                           (2,985)        (5,992)     (1,112)         (623)          (6,072)
                                                -----------   ------------  ----------  ---------------  -------------

Unit balance at December 31, 1997                   43,729         29,951      69,602        80,080          347,400
  Contract units purchased                              --             --          --            48           83,877
  Contract units transferred, net                      763         (8,882)      5,039         9,020          280,852
  Contract units redeemed                             (507)          (306)     (1,474)       (2,306)         (30,453)
                                                -----------   ------------  ----------  ---------------  -------------

Unit balance at December 31, 1998                   43,985         20,763      73,167        86,842          681,676
                                                ===========   ============  ==========  ===============  =============

COVA VARIABLE ANNUITY ACCOUNT FIVE

Notes to Financial Statements

December 31, 1998 and 1997


   (8)   UNIT TRANSACTIONS

The change in the number of accumulation units is as follows:
                                                                            TRUST
                                          -----------------------------------------------------------------------------

                                               DEVELOPING     LARGE CAP      MID-CAP       QUALITY       SMALL CAP
                                                GROWTH        RESEARCH        VALUE          BOND          STOCK
                                            -----------------------------   -----------  -------------  -------------
Unit balance at December 31, 1996                     --             --             --         64,534        113,118
  Contract units purchased                         1,385             --          3,163         26,745         81,088
  Contract units transferred, net                  4,654             --          5,347        146,007        302,653
  Contract units redeemed                             --             --             --         (2,643)        (9,279)
                                            -----------------------------   -----------  -------------  -------------

Unit balance at December 31, 1997                  6,039             --          8,510        234,643        487,580
  Contract units purchased                        31,649         21,971         56,591         71,796         55,831
  Contract units transferred, net                 33,339         27,982         20,523        212,881        162,174
  Contract units redeemed                           (101)           (59)          (167)       (18,275)       (41,660)
                                            -----------------------------   -----------  -------------  -------------

Unit balance at December 31, 1998                 70,926         49,894         85,457        501,045        663,925
                                            =============================   ===========  =============  =============

COVA VARIABLE ANNUITY ACCOUNT FIVE

Notes to Financial Statements

December 31, 1998 and 1997


   (8)   UNIT TRANSACTIONS

The change in the number of accumulation units is as follows:
                                                                                                  LORD ABBETT         GACC
                                           ---------------------------------------------------   ---------------  -------------
                                                                                                    GROWTH
                                               LARGE CAP         SELECT        INTERNATIONAL          AND            MONEY
                                                 STOCK           EQUITY           EQUITY            INCOME           MARKET
                                           -----------------  --------------  ----------------   ---------------  -------------
Unit balance at December 31, 1996                   126,231         185,509          124,032           375,304              --
  Contract units purchased                          131,724         133,310          100,609            66,936          16,814
  Contract units transferred, net                   436,729         392,067          337,714           366,957          (2,723)
  Contract units redeemed                            (8,007)        (10,336)          (8,250)          (17,887)             --
                                           -----------------  --------------  ----------------   ---------------  -------------

Unit balance at December 31, 1997                   686,677         700,550          554,105           791,310          14,091
  Contract units purchased                           86,312          93,645           39,068            70,041         175,697
  Contract units transferred, net                   401,442         309,696          218,017           266,026         (33,948)
  Contract units redeemed                           (42,041)        (51,094)         (31,815)          (46,611)        (26,271)
                                           -----------------  --------------  ----------------   ---------------  -------------

Unit balance at December 31, 1998                 1,132,390       1,052,797          779,375         1,080,766         129,569
                                           =================  ==============  ================   ===============  =============

COVA VARIABLE ANNUITY ACCOUNT FIVE

Notes to Financial Statements

December 31, 1998 and 1997


                                                           RUSSELL                                      AIM
                                       -----------------------------------------------  -------------------------------------

                                        MULTI-STYLE    AGGRESSIVE              CORE                 CAPITAL        INTERNATIONAL
                                         EQUITY        EQUITY      NON-US      BOND      VALUE      APPRECIATION   EQUITY
                                       ------------ ------------  ---------  ---------  --------  ---------------  ------------
Unit balance at December 31, 1996             --           --           --         --        --          --             --
  Contract units purchased                    --           --           --         --        --          --             --
  Contract units transferred, net             --           --           --         --        --          --             --
  Contract units redeemed                     --           --           --         --        --          --             --
                                       ------------ ------------  ---------  ---------  --------  ---------------  ------------

Unit balance at December 31, 1997             --           --           --         --        --          --             --
  Contract units purchased                45,702        7,795       16,824     54,877     2,811       5,456         15,482
  Contract units transferred, net          2,780          887        1,475      6,720        44         104            (97)
  Contract units redeemed                    (94)         (31)         (40)       (99)       --          --           (128)
                                       ------------ ------------  ---------  ---------  --------  ---------------  ------------

Unit balance at December 31, 1998         48,388        8,651       18,259     61,498     2,855       5,560         15,257
                                       ============ ============  =========  =========  ========  ===============  ============

COVA VARIABLE ANNUITY ACCOUNT FIVE

Notes to Financial Statements

December 31, 1998 and 1997


                                                 ALLIANCE               LIBERTY                           GOLDMAN SACHS
                                       -----------------------------    ---------   -------------------------------------------
                                                                                     GROWTH
                                         PREMIER         REAL ESTATE    NEWPORT        AND         INTERNATIONAL       GLOBAL
                                         GROWTH          INVESTMENT     TIGER        INCOME          EQUITY            INCOME
                                       ------------   --------------    ---------   -----------   ----------------   ----------
Unit balance at December 31, 1996               --             --             --            --              --              --
  Contract units purchased                      --             --             --            --              --              --
  Contract units transferred, net               --             --             --            --              --              --
  Contract units redeemed                       --             --             --            --              --              --
                                       ------------   --------------    ---------   -----------   ----------------   ----------

Unit balance at December 31, 1997               --             --             --            --              --              --
  Contract units purchased                  61,989         20,016          2,387        11,978          13,558           2,992
  Contract units transferred, net            1,056          2,144             --         1,129           2,301              --
  Contract units redeemed                     (176)           (83)            --            --              --              --
                                       ------------   --------------    ---------   -----------   ----------------   ----------

Unit balance at December 31, 1998           62,869         22,077          2,387        13,107          15,859           2,992
                                       ============   ==============    =========   ===========   ================   ==========

COVA VARIABLE ANNUITY ACCOUNT FIVE

Notes to Financial Statements

December 31, 1998 and 1997


                                                             KEMPER
                                                ---------------------------------

                                                   DREMAN HIGH       SMALL CAP
                                                  RETURN EQUITY       GROWTH
                                                -----------------   -------------
Unit balance at December 31, 1996                        --                 --
  Contract units purchased                               --                 --
  Contract units transferred, net                        --                 --
  Contract units redeemed                                --                 --
                                                -----------------   -------------

Unit balance at December 31, 1997                        --                 --
  Contract units purchased                               --              3,287
  Contract units transferred, net                        --                542
  Contract units redeemed                                --                 --
                                                -----------------   -------------

Unit balance at December 31, 1998                        --              3,829
                                                =================   =============

COVA VARIABLE ANNUITY ACCOUNT FIVE

Notes to Financial Statements

December 31, 1998 and 1997


                                                   KEMPER                                  MFS
                                         ----------------------------   ----------------------------------------------------
                                                                                                GROWTH
                                          SMALL CAP       GOVERNMENT                             WITH        EMERGING
                                           VALUE         SECURITIES     BOND     RESEARCH       INCOME        GROWTH
                                         ----------   ---------------   ------  -----------   ------------------------------
Unit balance at December 31, 1996               --             --          --           --            --            --
  Contract units purchased                      --             --          --           --            --            --
  Contract units transferred, net               --             --          --           --            --            --
  Contract units redeemed                       --             --          --           --            --            --
                                         ----------   ---------------   ------  -----------   ------------------------------

Unit balance at December 31, 1997               --             --          --           --            --            --
  Contract units purchased                  18,879          2,180          --       22,166        60,871        45,740
  Contract units transferred, net           (2,152)           329          --        3,870         4,170         2,112
  Contract units redeemed                      (86)            --          --          (42)         (250)         (142)
                                         ----------   ---------------   ------  -----------   ------------------------------

Unit balance at December 31, 1998           16,641          2,509          --       25,994        64,791        47,710
                                         ==========   ===============   ======  ===========   ==============================

COVA VARIABLE ANNUITY ACCOUNT FIVE

Notes to Financial Statements

December 31, 1998 and 1997


                                                            MFS                                       OPPENHEIMER
                                       -----------------------------------------------------  ------------------------------------
                                           F&C EMERGING                                                    GROWTH
                                            MARKETS             HIGH            WORLD                        AND          HIGH
                                             EQUITY            INCOME           GOVERNMENTS    GROWTH       INCOME       INCOME
                                       --------------------  -----------  ------------------  ----------  -----------  -----------
Unit balance at December 31, 1996                  --                --             --               --           --           --
  Contract units purchased                         --                --             --               --           --           --
  Contract units transferred, net                  --                --             --               --           --           --
  Contract units redeemed                          --                --             --               --           --           --
                                       --------------------  -----------  ------------------  ----------  -----------  -----------

Unit balance at December 31, 1997                  --                --             --               --           --           --
  Contract units purchased                      8,277            12,308            316            4,131       13,701        9,108
  Contract units transferred, net              (3,990)              826             59              938        1,202        1,436
  Contract units redeemed                         (53)              (54)            --              (42)         (21)         (11)
                                       --------------------  -----------  ------------------------------  -----------  -----------

Unit balance at December 31, 1998               4,234            13,080            375            5,027       14,882       10,533
                                       ====================  ===========  ==================  ==========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE

Notes to Financial Statements

December 31, 1998 and 1997


                                                              OPPENHEIMER                   PUTNAM
                                                          ------------------------  -----------------------
                                                                                      GROWTH
                                                                       STRATEGIC       AND          NEW
                                                             BOND        BOND         INCOME       VALUE
                                                          -----------  -----------  -----------  ----------
Unit balance at December 31, 1996                                 --          --            --          --
  Contract units purchased                                        --          --            --          --
  Contract units transferred, net                                 --          --            --          --
  Contract units redeemed                                         --          --            --          --
                                                          -----------  -----------  -----------  ----------

Unit balance at December 31, 1997                                 --          --            --          --
  Contract units purchased                                    39,444       2,196        72,178         487
  Contract units transferred, net                              7,160         478         8,219       1,705
  Contract units redeemed                                       (227)         --          (283)         --
                                                          -----------  -----------  -----------  ----------

Unit balance at December 31, 1998                             46,377       2,674        80,114       2,192
                                                          ===========  ===========  ===========  ==========

COVA VARIABLE ANNUITY ACCOUNT FIVE

Notes to Financial Statements

December 31, 1998 and 1997


                                                              PUTNAM                             TEMPLETON
                                        -----------------------------    ---------------------------------------------------------
                                                                               INTERNATIONAL
                                                         INTERNATIONAL          NEW                                 DEVELOPING
                                          VISTA           GROWTH               OPPORTUNITIES     INTERNATIONAL      MARKETS
                                        ----------   ----------------    ----------------------------------------------------------
Unit balance at December 31, 1996              --               --                  --                --                  --
  Contract units purchased                     --               --                  --                --                  --
  Contract units transferred, net              --               --                  --                --                  --
  Contract units redeemed                      --               --                  --                --                  --
                                        ----------   ----------------    -----------------------------------     ----------------

Unit balance at December 31, 1997              --               --                  --                --                  --
  Contract units purchased                  4,298           56,707               4,416             6,502               3,871
  Contract units transferred, net           2,501              107                 367               126               3,162
  Contract units redeemed                      --             (248)                 --               (15)                 --
                                        ----------   ----------------    -----------------------------------     ----------------

Unit balance at December 31, 1998           6,799           56,566               4,783             6,613               7,033
                                        ==========   ================    ===================================     ================

COVA VARIABLE ANNUITY ACCOUNT FIVE

Notes to Financial Statements

December 31, 1998 and 1997


                                       TEMPLETON                                          FIDELITY
                                      --------------  --------------------------------------------------------------------
                                       MUTUAL
                                        SHARES                                    GROWTH           GROWTH &      EQUITY-
                                      INVESTMENTS      GROWTH    CONTRAFUND    OPPORTUNITIES       INCOME        INCOME
                                      --------------  --------   -----------  ----------------    ---------     ----------
Unit balance at December 31, 1996            --            --        --                --              --             --
  Contract units purchased                   --            --        --                --              --             --
  Contract units transferred, net            --            --        --                --              --             --
  Contract units redeemed                    --            --        --                --              --             --
                                      --------------  --------   -----------  -----------------   ---------     ----------

Unit balance at December 31, 1997            --            --        --                --              --             --
  Contract units purchased                  863            89        68                --             325            296
  Contract units transferred, net            69           406        --               104           1,747            466
  Contract units redeemed                    --            --        --                --              --             --
                                      --------------  --------   -----------  -----------------   ---------     ----------

Unit balance at December 31, 1998           932           495        68               104           2,072            762
                                      ==============  ========   ===========  =================   =========     ==========




                      COVA FINANCIAL LIFE INSURANCE COMPANY
              (a wholly owned subsidiary of Cova Financial Services
                             Life Insurance Company)

                              Financial Statements

                        December 31, 1998, 1997, and 1996

                   (With Independent Auditors' Report Thereon)


                          INDEPENDENT AUDITORS' REPORT



     The Board of Directors and Shareholder
     Cova Financial Life Insurance Company:


     We have audited the accompanying balance sheets of Cova Financial Life Insurance Company (a wholly owned subsidiary of Cova Financial Services Life Insurance Company) (the Company) as of December 31, 1998 and 1997, and the related statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Life Insurance Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.


     March 4, 1999


                      COVA FINANCIAL LIFE INSURANCE COMPANY
              (a wholly owned subsidiary of Cova Financial Services
                             Life Insurance Company)

                                 Balance Sheets

                           December 31, 1998 and 1997




                                        ASSETS                          1998         1997
                                                                     -----------  -----------
                                                                         (in thousands)
Investments:
    Debt securities available-for-sale, at fair value
      (cost of $99,228 in 1998 and $96,884 in 1997)                $    100,658       97,520
    Mortgage loans, net of allowance for potential loan
      loss of $10 in 1998 and $-0- in 1997                                5,245        1,786
    Policy loans                                                          1,223        1,083
                                                                     -----------  -----------

             Total investments                                          107,126      100,389


Cash and cash equivalents - interest-bearing                              5,789          756
Cash - noninterest-bearing                                                1,200        1,392
Accrued investment income                                                 1,641        1,826
Deferred policy acquisition costs                                         9,142        6,774
Present value of future profits                                             854          900
Goodwill                                                                  1,813        1,923
Deferred tax asset, net                                                     585        1,042
Receivable from OakRe                                                    35,312       68,533
Reinsurance receivables                                                     118          114
Other assets                                                                398           14
Separate account assets                                                 127,873       69,318
                                                                     -----------  -----------

             Total assets                                          $    291,851      252,981
                                                                     ===========  ===========

See accompanying notes to financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
              (a wholly owned subsidiary of Cova Financial Services
                             Life Insurance Company)

                            Balance Sheets, Continued

                           December 31, 1998 and 1997




                         LIABILITIES AND SHAREHOLDER'S EQUITY              1998          1997
                                                                        -----------   -----------
                                                                             (in thousands)
Policyholder deposits                                                 $    135,106       157,566
Future policy benefits                                                       6,191         5,381
Payable on purchase of securities                                               27            92
Accounts payable and other liabilities                                       1,653         1,462
Federal and state income taxes payable                                         172           106
Future purchase price payable to OakRe                                         342           565
Guaranty fund assessments                                                    1,000         1,000
Separate account liabilities                                               127,871        69,318
                                                                        -----------   -----------

             Total liabilities                                             272,362       235,490
                                                                        -----------   -----------

Shareholder's equity:
    Common stock, $233.34 par value.  (Authorized
      30,000 shares; issued and outstanding
      12,000 shares in 1998 and 1997)                                        2,800         2,800
    Additional paid-in capital                                              14,523        13,523
    Retained earnings                                                        1,833         1,023
    Accumulated other comprehensive income,
      net of tax                                                               333           145
                                                                        -----------   -----------

             Total shareholder's equity                                     19,489        17,491
                                                                        -----------   -----------

             Total liabilities and shareholder's equity               $    291,851       252,981
                                                                        ===========   ===========

See accompanying notes to financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
              (a wholly owned subsidiary of Cova Financial Services
                             Life Insurance Company)

                              Statements of Income

                  Years ended December 31, 1998, 1997, and 1996




                                                               1998         1997        1996
                                                             ----------   ----------  ----------
                                                                       (in thousands)
Revenues:
    Premiums                                               $     1,308        1,191         488
    Net investment income                                        7,516        6,761       4,176
    Net realized gains (losses) on sales of
      investments                                                  178          158         (28)
    Separate account fees                                        1,392          599         134
    Other income                                                    66           45          35
                                                             ----------   ----------  ----------

             Total revenues                                     10,460        8,754       4,805
                                                             ----------   ----------  ----------

Benefits and expenses:
    Interest on policyholder deposits                            5,486        4,837       2,563
    Current and future policy benefits                           1,549        1,481         722
    Operating and other expenses                                 1,614        1,203         570
    Amortization of purchased intangible
      assets                                                       194          165          66
    Amortization of deferred policy
      acquisition costs                                            530          320         187
                                                             ----------   ----------  ----------

             Total benefits and expenses                         9,373        8,006       4,108
                                                             ----------   ----------  ----------

             Income before income taxes                          1,087          748         697
                                                             ----------   ----------  ----------

Income tax expense (benefit):
    Current                                                        (80)         310         351
    Deferred                                                       357           (5)        (66)
                                                             ----------   ----------  ----------

             Total income tax expense                              277          305         285
                                                             ----------   ----------  ----------

             Net income                                    $       810          443         412
                                                             ==========   ==========  ==========

See accompanying notes to financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
              (a wholly owned subsidiary of Cova Financial Services
                             Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 1998, 1997, and 1996




                                                                                1998        1997        1996
                                                                              ----------  ----------  ----------
                                                                                       (in thousands)
Common stock, at beginning
    and end of period                                                       $     2,800       2,800       2,800
                                                                              ----------  ----------  ----------

Additional paid-in capital:
    Balance at beginning of period                                               13,523      13,523      13,523
    Capital contribution                                                          1,000          --          --
                                                                              ----------  ----------  ----------

Balance at end of period                                                         14,523      13,523      13,523
                                                                              ----------  ----------  ----------

Retained earnings:
    Balance at beginning of period                                                1,023         580         168
    Net income                                                                      810         443         412
                                                                              ----------  ----------  ----------

Balance at end of period                                                          1,833       1,023         580
                                                                              ----------  ----------  ----------

Accumulated other comprehensive income:
    Balance at beginning of period                                                  145           1         192
    Change in unrealized appreciation (depreciation)
      of debt and equity securities                                                 794         630        (840)
    Deferred federal income tax impact                                             (101)        (77)        103
    Change in deferred policy acquisition costs
      attributable to unrealized appreciation                                      (513)       (144)        (69)
    Change in present value of future profits
      attributable to unrealized depreciation (appreciation)                          8        (265)        615
                                                                              ----------  ----------  ----------

Balance at end of period                                                            333         145           1
                                                                              ----------  ----------  ----------

             Total shareholder's equity                                     $    19,489      17,491      16,904
                                                                              ==========  ==========  ==========

Total comprehensive income:
    Net income                                                              $       810         443         412
    Other comprehensive income (change in net unrealized
      appreciation (depreciation) of debt and equity securities)                    188         144        (191)
                                                                              ----------  ----------  ----------

             Total comprehensive income                                     $       998         587         221
                                                                              ==========  ==========  ==========

See accompanying notes to financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
              (a wholly owned subsidiary of Cova Financial Services
                             Life Insurance Company)

                            Statements of Cash Flows

                  Years ended December 31, 1998, 1997 and 1996


                                                                                      1998          1997          1996
                                                                                   ------------  ------------  -----------
                                                                                               (in thousands)
Reconciliation of net income to net cash provided by (used in) operating activities:
      Net income                                                                 $         810           443          412
      Adjustments to reconcile net
        income (loss) to net cash provided by
        (used in) operating activities:
           Increase in future policy benefits                                              810           820          192
           Increase in payables and
             accrued liabilities                                                           191            82           95
           Decrease (increase) in accrued
             investment income                                                             185          (704)        (556)
           Amortization of intangible assets and
             deferred policy acquisition costs                                             724           485          253
           Amortization and accretion of
             securities, premiums, and discounts                                           (87)          (10)          73
           Net realized (gain) loss on sale of investments                                (178)         (158)          28
           Interest on policyholder deposits                                             5,486         4,837        2,563
           Increase (decrease) in current and
             deferred federal income taxes                                                 523            91          (66)
           Recapture commissions paid to OakRe                                            (223)         (159)        (273)
           Commissions and expenses deferred                                            (3,411)       (3,917)      (2,413)
           Due to/from affiliates                                                           --            --           44
           Other                                                                           219          (498)        (452)
                                                                                   ------------  ------------  -----------

             Net cash provided by (used in) operating activities                         5,049         1,312         (100)
                                                                                   ------------  ------------  -----------

Cash flows from investing activities:
    Cash used in the purchase of
      investment securities                                                            (56,673)      (53,534)     (42,655)
    Proceeds from investment securities
      sold and matured                                                                  50,661        25,379       10,635
    Other                                                                                 (121)          (81)         (90)
                                                                                   ------------  ------------  -----------

             Net cash used in investing activities                                      (6,133)      (28,236)     (32,110)
                                                                                   ------------  ------------  -----------

                      COVA FINANCIAL LIFE INSURANCE COMPANY
              (a wholly owned subsidiary of Cova Financial Services
                             Life Insurance Company)

                       Statements of Cash Flows, Continued

                  Years ended December 31, 1998, 1997, and 1996




                                                                                      1998          1997          1996
                                                                                   ------------  ------------  -----------
                                                                                               (in thousands)
Cash flows from financing activities:
    Policyholder deposits                                                        $      69,459        81,788       38,348
    Transfers from OakRe                                                                35,590        25,060       36,553
    Transfer to separate accounts                                                      (60,181)      (56,144)     (13,669)
    Return of policyholder deposits                                                    (39,943)      (28,267)     (28,521)
    Capital contributions received                                                       1,000            --           --
                                                                                   ------------  ------------  -----------

             Net cash provided by financing activities                                   5,925        22,437       32,711
                                                                                   ------------  ------------  -----------

             Increase (decrease) in cash and cash equivalents                            4,841        (4,487)         501

Cash and cash equivalents - beginning of period                                          2,148         6,635        6,134
                                                                                   ------------  ------------  -----------

Cash and cash equivalents - end of period                                        $       6,989         2,148        6,635
                                                                                   ============  ============  ===========

See accompanying notes to financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
              (a wholly owned subsidiary of Cova Financial Services
                             Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 1998, 1997, and 1996


  (1)   NATURE OF BUSINESS AND ORGANIZATION

              NATURE OF THE BUSINESS

              Cova Financial Life Insurance Company (the Company) markets and services single premium deferred annuities, immediate annuities, variable annuities, term life, single premium variable universal life, and single premium whole life insurance policies. The Company is licensed to conduct business in the state of California. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

              Under the deferred fixed annuity contracts, interest rates credited to policyholder deposits are guaranteed. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders also may incur certain federal income tax penalties on withdrawals.

              Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general account. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The contract value allocated to the general account is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders may also incur certain federal income tax penalties on withdrawals.

              Under the single premium variable life contracts, policyholder deposits are allocated to various separate account sub-accounts. The account value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The Company guarantees a minimum death benefit to be paid to the beneficiaries upon the death of the insured. The Company may assess surrender fees against amounts withdrawn prior to the end of the surrender charge period. A deferred premium tax may also be assessed against amounts withdrawn in the first ten years. Policyholders may also incur certain federal income tax penalties on withdrawals.

              Under the term life insurance policies, policyholders pay a level premium over a certain period of time to guarantee a death benefit will be paid to the beneficiaries upon the death of the insured. This policy has no cash accumulation available to the policyholder.

              Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 97%, 85%, and 81% of the Company's sales have been through two specific brokerage firms, A.
              G. Edwards & Sons, Incorporated, and Edward Jones & Company, Incorporated, in 1998, 1997, and 1996, respectively.

              ORGANIZATION

              The Company, formerly Xerox Financial Life Insurance Company (XFLIC), is a wholly owned subsidiary of Cova Financial Services Life Insurance Company (CFSLIC). On December 31, 1996, Cova Corporation, an insurance holding company wholly owned by General American Life Insurance Company (GALIC), transferred 100% of the outstanding shares of the Company to CFSLIC, an affiliated life insurer domiciled in Missouri. The transfer of direct ownership had no effect on the operations of the Company as both CFSLIC and the Company had existed under common management and control prior to the transfer.

              Cova Corporation purchased the Company from Xerox Financial Services, Inc. (XFSI), a wholly owned subsidiary of Xerox Corporation, on June 1, 1995. In conjunction with the purchase, Cova Corporation entered into a financing reinsurance transaction with OakRe Life Insurance Company (OakRe), a subsidiary of XFSI, to assume the economic benefits and risks of the existing single premium deferred annuity deposits (SPDAs) of the Company. The receivable from OakRe to the Company that was created by this transaction will be liquidated over the remaining crediting rate guaranty periods which will be substantially expired by the end of the year 2000, from the transfer of cash in the amount of the then current account value, less a recapture commission fee to OakRe on policies retained beyond their 30-day-no-fee surrender window by the Company, upon the next crediting rate reset date of each annuity policy. The Company may then reinvest that cash for those policies that are retained and thereafter assume the benefits and risks of those deposits.

              In the event that both OakRe and XFSI default on the receivable, the Company may draw funds from a standby bank irrevocable letter of credit established by XFSI in the amount of $500 million. No funds were drawn on this letter of credit during the periods ending December 31, 1998 and 1997.

              In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing, and administrative capabilities of the Company, and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

  (2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

              DEBT SECURITIES

              Investments in all debt securities with readily determinable fair values are classified into one of three categories: held-to-maturity, trading, or available-for-sale. Classification of investments is based on management's current intent. All debt securities and short-term investments at December 31, 1998 and 1997 were classified as available-for-sale. Securities available-for-sale are carried at fair value, with unrealized holding gains and losses reported as accumulated other comprehensive income of shareholder's equity, net of deferred effects of income tax and related effects on deferred acquisition costs and present value of future profits.

              Amortization of the discount or premium from the purchase of mortgage-backed bonds is recognized using a level-yield method which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments previously anticipated and the actual prepayments received and currently anticipated. When such a difference occurs, the net investment in the mortgage-backed bond is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the bond, with a corresponding charge or credit to interest income (the "retrospective method").

              Investment income is recorded when earned. Realized capital gains and losses on the sale of investments are determined on the basis of specific costs of investments and are credited or charged to income.

              A realized loss is recognized and charged against income if the Company's carrying value in a particular investment in the available-for-sale category has experienced a significant decline in market value that is deemed to be other than temporary.

              MORTGAGE LOANS AND POLICY LOANS

              Mortgage loans and policy loans are carried at their unpaid principal balances. An allowance for mortgage loan losses is established based on an evaluation of the mortgage loan portfolio, past credit loss experience, and current economic conditions.

              Reserves for loans are established when the Company determines that collection of all amounts due under the contractual terms is doubtful and are calculated in conformity with Statement of Financial Accounting Standards (SFAS) No. 114, Accounting by Creditors for Impairment of a Loan, as amended by SFAS No. 118, Accounting by Creditors for Impairment of a Loan - Income Recognition and Disclosures.

              The Company had no impaired loans, and the valuation allowance for potential losses on mortgage loans was $10,000 and $319, at December 31, 1998 and 1997, respectively.

              CASH AND CASH EQUIVALENTS

              Cash and cash equivalents include currency and demand deposits in banks, U.S. Treasury bills, money market accounts, and commercial paper with maturities under 90 days, which are not otherwise restricted.

              SEPARATE ACCOUNT ASSETS

              Separate accounts contain segregated assets of the Company that are specifically assigned to variable annuity policyholders in the separate accounts and are not available to other creditors of the Company. The earnings of separate account investments are also assigned to the policyholders in the separate accounts, and are not guaranteed or supported by the other general investments of the Company. The Company earns mortality and expense risk fees from the separate accounts and assesses withdrawal charges in the event of early withdrawals. Separate accounts assets are valued at fair market value.

              In order to provide for optimum policyholder returns and to allow for the replication of the investment performance of existing "cloned" mutual funds, the Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new portfolios. As additional funds have been received through policyholder deposits, the Company has periodically reduced its capital investment in the separate accounts. The Company's capital investment in the separate accounts as of December 31, 1998 and 1997, are presented in note 3.

              DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business which vary with and are directly related to the production of new business, principally commissions, premium taxes, sales costs, and certain policy issuance and underwriting costs, are deferred. These deferred costs are amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of deferred policy acquisition costs is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception of the policies and contracts. The amortization and adjustments resulting from unrealized gains and losses are not recognized currently in income but as an offset to the accumulated other comprehensive income of shareholder's equity. The amortization period is the remaining life of the policies, which is approximately 20 years from the date of original policy issue.

              The components of deferred policy acquisition costs are shown below:

                                                                     1998          1997          1996
                                                                  ------------  ------------  ------------
                                                                              (IN THOUSANDS)
Deferred policy acquisition costs, beginning of period         $      6,774         3,321         1,164
Commissions and expenses deferred                                     3,411         3,917         2,413
Amortization                                                           (530)         (320)         (187)
Deferred policy acquisition costs attributable to
    unrealized appreciation                                            (513)         (144)          (69)
                                                                  ------------  ------------  ------------

Deferred policy acquisition costs, end of period               $      9,142         6,774         3,321
                                                                  ============  ============  ============

              PURCHASE RELATED INTANGIBLE ASSETS AND LIABILITIES

              In accordance with the purchase method of accounting for business combinations, two intangible assets and a future payable related to accrued purchase price consideration were established as of the purchase date.

                           Present Value of Future Profits

                  The Company established an intangible asset which represents the present value of future profits (PVFP) to be derived from both the purchased and transferred blocks of business. Certain estimates were utilized in the computation of this asset, including estimates of future policy retention, investment income, interest credited to policyholders, surrender fees, mortality costs, and policy maintenance costs discounted at a pretax rate of 18% (12% net after tax).

                  In addition, as the Company has the option of retaining its SPDA policies after they reach their next interest rate reset date and are recaptured from OakRe, a component of this asset represents estimates of future profits on recaptured business. This asset will be amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities appreciation and depreciation, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of PVFP will be adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception. The amortization and adjustments resulting from unrealized appreciation and depreciation is not recognized currently in income but as an offset to the accumulated other comprehensive income of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

                  Based on current assumptions, amortization of the original in-force PVFP asset, expressed as a percentage of the original in-force asset, is projected to be 4.9%, 7.2%, 7.8%, 7.7%, and 7.2% for the years ended December 31, 1999 through 2003, respectively. Actual amortization incurred during these years may be more or less as assumptions are modified to incorporate actual results.

                  During 1996, the Company adjusted its original purchase accounting to include a revised estimate of the ultimate renewal (recapture) rate. This adjustment resulted in a reallocation of the net purchased intangible asset between PVFP, goodwill, future payable, and deferred taxes. This final allocation and the resulting impact on inception to date amortization was recorded, in its entirety, in 1996.

                  The components of PVFP are shown below:

                                                             1998       1997        1996
                                                            --------  ----------  ---------
                                                                    (IN THOUSANDS)
PVFP - beginning of period                                $    900      1,178          576
Net amortization                                               (54)       (13)          78
Adjustment due to revised push-down purchase
    accounting                                                  --         --          (91)
PVFP attributable to unrealized
    depreciation (appreciation)                                  8       (265)         615
                                                            --------  ----------  ---------

       PVFP - end of period                               $    854        900        1,178
                                                            ========  ==========  =========

                  Goodwill

                  Under the push-down method of purchase accounting, the excess of purchase price over the fair value of tangible and intangible assets and liabilities acquired is established as an asset and referred to as goodwill. The Company has elected to amortize goodwill on the straight-line basis over a 20-year period.

                  The components of goodwill are shown below:

                                                                1998          1997          1996
                                                             ------------  ------------  ------------
                                                                         (IN THOUSANDS)
Goodwill - beginning of period                             $     1,923         2,034         2,306
Amortization                                                      (110)         (111)         (105)
Adjustment due to revised push-down purchase
    accounting                                                      --            --          (167)
                                                             ------------  ------------  ------------

         Future payable - end of period                    $     1,813         1,923         2,034
                                                             ============  ============  ============

                  Future Payable

                  Pursuant to the financial reinsurance agreement, the receivable from OakRe becomes due in installments when the SPDA policies reach their next crediting rate reset date. For any recaptured policies that continue in force with OakRe into the next rate guarantee period, the Company will pay a commission to OakRe of 1.75% up to 40% of policy account values originally reinsured and 3.5% thereafter. On policies that are recaptured and subsequently exchanged to a variable annuity policy, the Company will pay a commission to OakRe of 0.50%.

                  The Company has recorded a future payable that represents the present value of the anticipated future commission payments payable to OakRe over the remaining life of the financial reinsurance agreement discounted at an estimated borrowing rate of 6.5%. This liability represents a contingent purchase price payable for the policies transferred to OakRe on the purchase date and has been pushed down to the Company through the financial reinsurance agreement. The Company expects that this payable will be substantially extinguished by the end of the year 2000.

                  The components of this future payable are shown below:

                                                                      1998        1997       1996
                                                                    ----------  ---------- ----------
                                                                             (IN THOUSANDS)
Future payable - beginning of period                              $     565         683      1,265
Interest added                                                           29          41         39
Payments to OakRe                                                      (252)       (159)      (273)
Adjustment due to revised push-down purchase
    accounting                                                           --          --       (348)
                                                                    ----------  ---------- ----------
         Future payable - end of period                           $     342         565        683
                                                                    ==========  ========== ==========

              DEFERRED TAX ASSETS AND LIABILITIES

              XFSI and GALIC agreed to file an election to treat the acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Company's assets as of the date of acquisition was revalued based upon fair market values as of June 1, 1995. The principal effect of the election was to establish a tax asset on the tax-basis balance sheet of approximately $2.9 million for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

              POLICYHOLDER DEPOSITS

              The Company recognizes its liability for policy amounts that are not subject to policyholder mortality nor longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any withdrawals. The average weighted interest crediting rate on the Company's policyholder deposits as of December 31, 1998 was 6.05%.

              FUTURE POLICY BENEFITS

              Reserves are held for policy annuity benefits that subject the Company to risks to make payments contingent upon the continued survival of an individual or couple (longevity risk). These reserves are valued at the present value of estimated future benefits discounted for interest, expenses, and mortality. The assumed mortality is the 1983 Individual Annuity Mortality Tables discounted at 5.50% to 8.50%, depending upon year of issue.

              Current mortality benefits payable are recorded for reported claims and estimates of amounts incurred but not reported.

              PREMIUM REVENUE

              The Company recognizes premium revenue at the time of issue on annuity policies that subject it to longevity risks. Amounts collected on annuity policies not subject to longevity risk are recorded as increases in the policyholder deposits liability. For term and single premium variable life products, premiums are recognized as revenue when due.

              FEDERAL INCOME TAXES

              Beginning in 1997, the Company files a consolidated income tax return with its immediate parent, CFSLIC. Allocations of federal income taxes are based upon separate return calculations.

              Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

              RISKS AND UNCERTAINTIES

              In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

              The following elements of the financial statements are most affected by the use of estimates and assumptions:

                  -   Investment valuation
                  -   Amortization of deferred policy acquisition costs
                  -   Amortization of present value of future profits
                  -   Recoverability of goodwill

              The fair value of the Company's investments is subject to the risk that interest rates will change and cause a temporary increase or decrease in the liquidation value of debt securities. To the extent that fluctuations in interest rates cause the cash flows of assets and liabilities to change, the Company might have to liquidate assets prior to their maturity and recognize a gain or loss. Interest rate exposure for the investment portfolio is managed through asset/liability management techniques which attempt to control the risks presented by differences in the probable cash flows and reinvestment of assets with the timing of crediting rate changes in the Company's policies and contracts. Changes in the estimated prepayments of mortgage-backed securities also may cause retrospective changes in the amortization period of securities and the related recognition of income.

              The amortization of deferred acquisition costs is based on estimates of long-term future gross profits from existing policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the deferred expense.

              In a similar manner, the amortization of PVFP is based on estimates of long-term future profits from existing and recaptured policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the asset.

              The Company has considered the recoverability of goodwill and has concluded that no circumstances have occurred which would give rise to impairment of goodwill at December 31, 1998.

              FAIR VALUE OF FINANCIAL INSTRUMENTS

              SFAS No. 107, Disclosures About Fair Value of Financial Instruments, applies fair value disclosure practices with regard to financial instruments, both assets and liabilities, for which it is practical to estimate fair value. In cases where quoted market prices are not readily available, fair values are based on estimates that use present value or other valuation techniques.

              These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, might not be realized in the immediate settlement of the instruments. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Because of this, and further because a value of a business is also based upon its anticipated earning power, the aggregate fair value amounts presented do not represent the underlying value of the Company.

              The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

                  Cash and Cash Equivalents, Short-term Investments,
                      and Accrued Investment Income

                  The carrying value amounts reported in the balance sheets for these instruments approximate their fair values. Short-term debt securities are considered "available-for-sale" and are carried at fair value.

                  Investments Securities and Mortgage Loans
                      (Including Mortgage-backed Securities)

                  Fair values of debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements, certain mortgage-backed securities, and mortgage loans, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments (see note 3 for fair value disclosures).

                  Policy Loans

                  Fair values of policy loans approximate carrying value as the interest rates on the majority of policy loans are reset periodically and therefore approximate current interest rates.

                  Investment Contracts

                  The Company's policy contracts require the beneficiaries to commence receipt of payments by the later of age 85 or 10 years after purchase, and substantially all contracts permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities for investment type contracts (policyholder deposits) are estimated as the amount payable on demand. As of December 31, 1998 and 1997, the cash surrender value of policyholder deposits was $4,707,689 and $7,204,647, respectively, less than their stated carrying value. Of the contracts permitting surrender, substantially all provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

                  All of the Company's deposit obligations are fully guaranteed by its ultimate parent, GALIC, and the receivable from OakRe equal to the SPDA obligations is guaranteed by OakRe's parent, XFSI.

                  REINSURANCE

              The impact of reinsurance on the December 31, 1998 financial statements is not considered material.

              The financing reinsurance agreement entered into with OakRe does not meet the conditions for reinsurance accounting under generally accepted accounting principles (GAAP). The net assets initially transferred to OakRe were established as a receivable and then are subsequently increased as interest is accrued on the underlying liabilities and decreased as funds are transferred back to the Company when policies reach their crediting rate reset date or benefits are claimed.

              RECENTLY ADOPTED ACCOUNTING STANDARDS

              On June 1997, the Financial Accounting Standards Board issued SFAS No. 130, Reporting Comprehensive Income. SFAS No. 130 establishes standards for the reporting and display of comprehensive income and its components in the financial statements. SFAS No. 130 is effective for the fiscal year beginning after December 15, 1997. Reclassification of financial statements for earlier periods provided is required for comparative purposes. The Company has elected to adopt SFAS No. 130 in 1998. The adoption of SFAS No. 130 has no impact on the Company's net income or shareholder's equity. The Company's only component of accumulated other comprehensive income relates to unrealized appreciation and depreciation on debt securities.

              RECENTLY ISSUED ACCOUNTING STANDARD

              SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, was issued in June 1998. SFAS No. 133 requires all derivative instruments to be recorded on the balance sheet at estimated fair value. The Company's present accounting policies would apply such accounting treatment only to marketable securities as defined under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and to off-balance sheet derivative instruments. SFAS No. 133 will broaden the definition of derivative instruments to include all classes of financial assets and liabilities. It also will require separate disclosure of identifiable derivative instruments embedded in hybrid securities. Change in the fair value of derivative instruments is to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designed as part of a hedge transaction and, if it is, on the type of hedge transaction.

              SFAS No. 133 is effective for the Company beginning January 1, 2000. The Company's management is currently evaluating the impact of SFAS No. 133; at present, the management does not believe it will have a material effect on the Company's financial position or results of operations.

                  OTHER

              Certain 1997 and 1996 amounts have been reclassified to conform to the 1998 presentation.

  (3)   INVESTMENTS

        The Company's investments in debt securities and short-term investments are considered available-for-sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder's equity. The amortized cost, estimated fair value, and carrying value of investments at December 31, 1998 and 1997, are as follows:

                                                                              1998
                                         -------------------------------------------------------------------------------
                                                              GROSS           GROSS         ESTIMATED
                                           AMORTIZED       UNREALIZED      UNREALIZED         FAIR          CARRYING
                                              COST            GAINS          LOSSES           VALUE           VALUE
                                         ---------------  --------------  --------------  --------------  --------------
                                                                         (IN THOUSANDS)
        Debt securities:
           U.S. Government
             treasuries                $         100               1               --              101            101
           Collateralized
             mortgage obligations             15,260             161              (32)          15,389         15,389
           Corporate, state,
             municipalities, and
           political subdivisions             83,868           1,733             (433)          85,168         85,168
                                         ---------------  --------------  --------------  --------------  --------------

               Total debt
                 securities                   99,228           1,895             (465)         100,658        100,658

        Mortgage loans (net)                   5,245             204               --            5,449          5,245
        Policy loans                           1,223              --               --            1,223          1,223
                                         ---------------  --------------  --------------  --------------  --------------

               Total investments       $     105,696           2,099             (465)         107,330        107,126
                                         ===============  ==============  ==============  ==============  ==============

        Company's beneficial
           interest in separate
           accounts                    $           2             --                --                2              2
                                         ===============  ==============  ==============  ==============  ==============


                                                                              1997
                                         -------------------------------------------------------------------------------
                                                              GROSS           GROSS         ESTIMATED
                                           AMORTIZED       UNREALIZED      UNREALIZED         FAIR          CARRYING
                                              COST            GAINS          LOSSES           VALUE           VALUE
                                         ---------------  --------------  --------------  --------------  --------------
                                                                         (IN THOUSANDS)
        Debt securities:
           U.S. Government
             treasuries                $         100               1               --              101            101
           Collateralized
             mortgage obligations             24,018             305              (64)          24,259         24,259
           Corporate, state,
             municipalities, and
             political subdivisions           72,766           1,500           (1,106)          73,160         73,160
                                         ---------------  --------------  --------------  --------------  --------------

               Total debt
                 securities                   96,884           1,806           (1,170)          97,520         97,520

        Mortgage loans (net)                   1,786             143               --            1,929          1,786
        Policy loans                           1,083              --               --            1,083          1,083
                                         ---------------  --------------  --------------  --------------  --------------

                                       $      99,753           1,949           (1,170)         100,532        100,389
                                         ===============  ==============  ==============  ==============  ==============

        Company's beneficial
           interest in separate
           accounts                    $          --              --               --               --             --
                                         ===============  ==============  ==============  ==============  ==============

        The amortized cost and estimated fair value of debt securities at December 31, 1998, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.

                                                                        ESTIMATED
                                                       AMORTIZED           FAIR
                                                          COST            VALUE
                                                     ---------------  ---------------
                                                             (IN THOUSANDS)
Less than one year                                 $         2,341            2,362
Due after one year through five years                       34,579           35,067
Due after five years through ten years                      32,584           33,321
Due after ten years                                         14,464           14,519
Mortgage-backed securities                                  15,260           15,389
                                                     ---------------  ---------------

         Total                                     $        99,228          100,658
                                                     ===============  ===============


        At December 31, 1998, approximately 95.1% of the Company's debt securities are investment grade or are nonrated but considered to be of investment grade. Of the 4.9% noninvestment grade debt securities, 4.3% are rated as BB or its equivalent, and 0.6% are rated B or its equivalent.

        All debt securities were income producing during the years ended December 31, 1998 and 1997. As of December 31, 1998 and 1997, the Company had no impaired investments.

        The components of investment income, realized gains (losses), and unrealized appreciation are as follows:

                                                               1998           1997          1996
                                                            ------------  -------------  ------------
                                                                         (IN THOUSANDS)
Income on debt securities                                $      6,928         6,575           3,926
Income on short-term investments                                  305           186             243
Income on policy loans                                             92            83              86
Interest on mortgage loans                                        308            32              --
Miscellaneous interest                                              2            --               8
                                                            ------------  -------------  ------------

Total investment income                                         7,635         6,876           4,263

Investment expenses                                              (119)         (115)            (87)
                                                            ------------  -------------  ------------

         Net investment income                           $      7,516         6,761           4,176
                                                            ============  =============  ============

Net realized capital gains (losses) -
    debt securities                                      $        178           158             (28)
                                                            ============  =============  ============

Unrealized appreciation
    is as follows:
       Debt securities                                   $      1,430           633               6
       Short-term investments                                      --             3              --
       Effects on deferred acquisition
         costs amortization                                      (726)         (213)            (69)
       Effects on PVFP amortization                              (192)         (200)             65
                                                            ------------  -------------  ------------


       Unrealized appreciation before income taxes                512           223               2

       Unrealized income tax expenses                            (179)          (78)             (1)
                                                            ------------  -------------  ------------

         Net unrealized appreciation on
           investments                                   $        333           145               1
                                                            ============  =============  ============

        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1998 were $50,660,583. Gross gains of $591,755 and gross losses of $413,588 were realized on those sales. Included in these amounts were $133,138 of gross gains and $106,165 of gross losses realized on the sale of noninvestment grade securities.

        Proceeds from sales, redemptions, and paydowns for investments in debt securities during 1997 were $25,379,783. Gross gains of $166,335 and gross losses of $8,658 were realized on those sales. Included in these amounts were $47,391 of gross gains and $7,300 of gross losses realized on the sale of noninvestment grade securities.

        Proceeds from sales, redemptions, and paydowns for investments in debt securities during 1996 were $10,635,608. Gross gains of $16,757 and gross losses of $44,311 were realized on those sales. Included in these amounts were $1,355 of gross gains realized on the sale of noninvestment grade securities.

  (4)   SECURITY GREATER THAN 10% OF SHAREHOLDER'S EQUITY

        As of December 31, 1998 and 1997, the Company held the following individual security which exceeded 10% of shareholder's equity:

                                                                                     1998             1997
                                                                                ---------------  ---------------
Colonial Realty, at carrying value                                            $     1,997,287        2,017,400
                                                                                ===============  ===============

  (5)   COMPREHENSIVE INCOME

        The components of comprehensive income are as follows:

                                                                                    1998          1997         1996
                                                                                 ------------  ------------ ------------
                                                                                             (IN THOUSANDS)
        Net income                                                             $     810            443          412
                                                                                 ------------  ------------ ------------
        Other comprehensive income (loss), before tax -
            unrealized appreciation (depreciation) on
               investments arising during period:
                 Unrealized appreciation (depreciation)
                     on investments                                                  616            472         (812)
                 Adjustment to deferred acquisition
                   costs attributable to unrealized
                   (appreciation) depreciation                                      (398)          (108)         (67)
                 Adjustment to PVFP attributable to
                   unrealized (appreciation) depreciation                              6           (198)         594
                                                                                 ------------  ------------ ------------

                       Total unrealized appreciation (depreciation) on
                          investments arising during period                          224            166         (285)
                                                                                 ------------  ------------ ------------

        Less reclassification adjustments for realized (gains) losses included in net income:
               Adjustment for (gains) losses included in
                 net realized gains (losses) on sales
                 of investments                                                     (178)          (158)          28
               Adjustment for (gains) losses included in
                 amortization of PVFP                                                115             36            2
               Adjustment for (gains) losses included in
                 amortization of deferred acquisition costs                           (2)            67          (21)
                                                                                 ------------  ------------ ------------

                       Total reclassification adjustments for (gains) losses
                          included in net income                                     (65)           (55)           9
                                                                                 ------------  ------------ ------------

        Other comprehensive income (loss), before related income tax
            expense (benefits)                                                       289            221         (294)

        Related income tax expense (benefit)                                         101             77         (103)
                                                                                 ------------  ------------ ------------

                       Other comprehensive income (loss), net of tax                 188            144         (191)
                                                                                 ------------  ------------ ------------

                       Comprehensive income                                    $     998            587          221
                                                                                 ============  ============ ============

  (6)   POSTRETIREMENT AND POSTEMPLOYMENT BENEFITS

        The Company has no direct employees and no retired employees. All personnel used to support the operations of the Company are supplied by contract by Cova Life Management Company (CLMC), a wholly owned subsidiary of Cova Corporation. The Company is allocated a portion of certain health care and life insurance benefits for future retired employees of CLMC. In 1998, 1997, and 1996, the Company was allocated a portion of benefit costs including severance pay, accumulated vacations, and disability benefits. At December 31, 1998, CLMC had no retired employees nor any employees fully eligible for retirement, and had no disbursements for such benefit commitments. The expense arising from these allocations is not material.

  (7)   INCOME TAXES

        The Company will file a consolidated federal income tax return with its immediate parent, CFSLIC. Income taxes are recorded in the statements of income and directly in certain shareholder's equity accounts. Income tax expense for the years ended December 31 was allocated as follows:

                                                                                   1998       1997       1996
                                                                                 ---------  ---------  ---------
                                                                                         (IN THOUSANDS)
Statements of income:
    Operating income (excluding realized investment gains and losses)          $    215        250        295
    Realized investment gains (losses)                                               62         55        (10)
                                                                                 ---------  ---------  ---------

         Income tax expense included in the statements of
           income                                                                   277        305        285

Shareholder's equity - change in deferred federal income taxes
    related to unrealized appreciation (depreciation) on securities                 101         77       (103)
                                                                                 ---------  ---------  ---------

         Total income tax expense                                              $    378        382        182
                                                                                 =========  =========  =========

        The actual federal income tax expense differed from the expected tax expense computed by applying the U.S. federal statutory rate to income before taxes on income as follows:

                                                        1998                  1997                 1996
                                                --------------------  --------------------  --------------------
                                                                        (IN THOUSANDS)
Computed expected tax expense                 $   380       35.0%    $  262       35.0%    $  244       35.0%
Dividends received deduction - separate
    account                                      (150)     (13.9)        --         --         --         --
Amortization of intangible assets                  39        3.6         39        5.2         37        5.3
Other                                               8        0.8          4        0.5          4        0.6
                                                --------  ----------  --------  ----------  --------  ---------

           Total                              $   277       25.5%    $  305       40.7%    $  285       40.9%
                                                ========  ==========  ========  ==========  ========  ==========


        The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 1998 and 1997 are as follows:

                                                                 1998         1997
                                                              ------------ ------------
                                                                   (IN THOUSANDS)
Deferred tax assets:
    Tax basis of intangible assets purchased                $       624           679
    Liability for commission on recaptures                          120           198
    Policy reserves                                               2,477         1,898
    DAC "Proxy Tax"                                               1,252           977
    Other deferred tax assets                                      (359)           --
                                                              ------------ ------------

           Total deferred tax assets                              4,114         3,752
                                                              ------------ ------------

Deferred tax liabilities:
    Unrealized gains in investments                                 179            78
    PVFP                                                            150           144
    Deferred acquisition costs                                    3,200         2,371
    Other deferred tax liabilities                                   --           117
                                                              ------------ ------------

           Total deferred tax liabilities                         3,529         2,710
                                                              ------------ ------------

           Net deferred tax asset                           $       585         1,042
                                                              ============ ============

        A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. Management believes the deferred tax assets will be fully realized in the future based upon consideration of the reversal of existing temporary differences, anticipated future earnings, and all other available evidence. Accordingly, no valuation allowance was established at December 31, 1998 or 1997.

  (8)   RELATED-PARTY TRANSACTIONS

        On December 31, 1997, CLMC and Navisys Incorporated, affiliated companies, purchased certain assets of Johnson & Higgins/Kirke Van Orsdel, Inc. (J&H/KVI), an unaffiliated Delaware corporation, for $2,500,000. The purchased assets are the administrative and service systems that provide the marketing, underwriting, claims, and administrative functions for the Company's life and annuity products. On January 1, 1998, the purchased assets of J&H/KVI were merged into Cova Life Administrative Service Company (CLASC). Navisys Incorporated purchased 51% of CLASC, the remaining 49% was purchased by CLMC.

         The Company has entered into management, operations, and servicing agreements with its affiliated companies. The affiliated companies are CLMC, a Delaware Corporation, which provides management services and the employees necessary to conduct the activities of the Company; and Conning Asset Management, which provides investment advice. Additionally, a portion of overhead and other corporate expenses are allocated by the Company's ultimate parent, GALIC. CLASC provides various services for the Company including underwriting, claims, and administrative functions. Expenses and fees paid to affiliated companies in 1998, 1997, and 1996 for the Company were $1,587,833, $396,806, and $303,694 respectively.

  (9)   STATUTORY SURPLUS AND DIVIDEND RESTRICTION

        GAAP differs in certain respects from accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

        The major differences arise principally from the immediate expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the recognition of deferred taxes under GAAP reporting, the nonrecognition of financial reinsurance for GAAP reporting, and the establishment of an asset valuation reserve as a contingent liability based on the credit quality of the Company's investment securities and an interest maintenance reserve as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold under statutory accounting principles. In addition, adjustments to record the carrying values of debt securities and certain equity securities at estimated fair value are applied only under GAAP reporting and capital contributions in the form of notes receivable from an affiliated company are not recognized under GAAP reporting.

        Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their established fair values, and shareholder's equity to the net purchase price. Statutory accounting does not recognize the purchase method of accounting.

        As of December 31, the differences between statutory capital and surplus and shareholder's equity determined in conformity with GAAP were as follows:

                                                            1998         1997
                                                         ------------ ------------
                                                              (IN THOUSANDS)
Statutory capital and surplus                          $    10,411        10,389
Reconciling items:
    Statutory asset valuation reserve                        1,078         1,151
    Statutory interest maintenance reserve                     190           111
    GAAP investment adjustments to fair value                1,430           636
    GAAP deferred policy acquisition costs                   9,142         6,774
    GAAP basis policy reserves                              (4,670)       (3,871)
    GAAP deferred federal income taxes (net)                   585         1,042
    GAAP guarantee assessment adjustment                    (1,000)       (1,000)
    GAAP goodwill                                            1,813         1,923
    GAAP present value of future profits                       854           900
    GAAP future purchase price payable                        (342)         (565)
    Other                                                       (2)            1
                                                         ------------ ------------

           GAAP shareholder's equity                   $    19,489        17,491
                                                         ============ ============

                      COVA FINANCIAL LIFE INSURANCE COMPANY
                       (a wholly owned subsidiary of Cova
                   Financial Services Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 1998, 1997, and 1996

        Statutory net loss for the years ended December 31, 1998, 1997, and 1996 was $142,046, $461,118, and $113,236, respectively.

        The maximum amount of dividends which can be paid by State of California insurance companies to shareholders without prior approval of the insurance commissioner is the greater of 10% of statutory surplus or statutory net gain from operations for the preceding year. The maximum dividend permissible during 1998 will be $761,109, which is 10% of the Company's December 31, 1998 statutory surplus of $7,611,089.

        The National Association of Insurance Commissioners has developed certain risk based capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 1998, the Company's Total Adjusted Capital and Authorized Control Level RBC were $11,488,766 and $1,619,495, respectively. This level of adjusted capital qualifies under all tests.

(10)    GUARANTY FUND ASSESSMENTS

        The Company participates with life insurance companies licensed in California in an association formed to guaranty benefits to policyholders of insolvent life insurance companies. Under state law, as a condition for maintaining the Company's authority to issue new business, the Company is contingently liable for its share of claims covered by the guaranty association for insolvencies incurred through 1998, but for which assessments have not yet been determined or assessed, to a maximum generally of 1% of statutory premiums per annum.

        In November 1998, the National Organization of Life and Health Guaranty Associations distributed a study of the major outstanding industry insolvencies, with estimates of future assessments by state. Based on this study, the Company has accrued a liability for $1.0 million in future assessments on insolvencies that occurred before December 31, 1998. Under the coinsurance agreement between the Company and OakRe (see note 1), OakRe is required to reimburse the Company for any future assessments that it pays which relate to insolvencies occurring prior to June 1, 1995. The Company paid $33,505, $460,167, and $265,760 in guaranty fund assessment in 1998, 1997, and 1996, respectively. These payments were substantially reimbursed by OakRe.

        At the same time, the Company is liable to OakRe for 80% of any future premium tax recoveries that are realized from any such assessments and may retain the remaining 20%. The credits to be retained for 1998 were not material.





                                    PART C
                              OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS.

a.   FINANCIAL STATEMENTS

The following financial statements of the Separate Account are included in Part B hereof:

      1. Statement of Assets and Liabilities - June 30, 1999 (unaudited).
      2. Statement of Operations - Six Months ended June 30, 1999 (unaudited).
      3. Statement of Changes in Net Assets - Six Months ended June 30, 1999 (unaudited).
      4. Notes to Financial Statements - June 30, 1999 (unaudited).
      5. Independent Auditors' Report.
      6. Statement of Assets and Liabilities as of December 31, 1998.
      7. Statement of Operations for the year ended December 31, 1998.
      8. Statements of Changes in Net Assets for the years ended December 31, 1998 and 1997.
      9. Notes to Financial Statements - December 31, 1998 and 1997.

The following financial statements of the Company are included in Part B hereof:

     1.   Independent Auditors' Report.

     2.   Balance Sheets as of December 31, 1998 and 1997.

     3. Statements of Income for the years ended December 31, 1998, 1997, and 1996.

     4. Statements of Shareholder's Equity for the Years Ended December 31, 1998, 1997, and 1996.

     5. Statements of Cash Flows for the Years Ended December 31, 1998, 1997, and 1996.

     6.   Notes to Financial Statements - December 31, 1998, 1997, and 1996.

b.   EXHIBITS

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account+++

     2.  Not Applicable

     3.  (i)  Form of Principal Underwriter's Agreement +
         (ii) Form of Selling Agreement +

     4. (i) Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contract**
        (ii)  Death Benefit Rider**
        (iii) Rider - Nursing Home Waiver**
        (iv)  Death Benefit Endorsements***
        (v)   Charitable Remainder Trust Endorsement***

     5.  Application for Variable Annuity +

     6.  (i)  Copy of Articles of Incorporation of the Company +
        (ii)  Copy of the Bylaws of the Company +

     7.  Not Applicable

     8.(i) Form of Fund Participation Agreement among MFS Variable Insurance Trust, Cova Financial Insurance Company and Massachusetts Financial Services Company +

        (ii) Form of Fund Participation Agreement among Cova Financial Life Insurance Company, Cova Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc. +

        (iii) Form of Fund Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Cova Financial Life Insurance Company++

        (iv) Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Cova Financial Life Insurance Company++

        (v) Form of Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Cova Financial Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company++

        (vi) Form of Fund Participation Agreement among Investors Fund Series, Zurich Kemper Investments, Inc., Zurich Kemper Distributors, Inc. and Cova Financial Life Insurance Company++

       (vii) Form of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Cova Financial Life Insurance Company++

       (viii) Form of Participation Agreement among Russell Insurance Funds, Russell Fund Distributors, Inc. and Cova Financial Life Insurance Company++

        (ix) Form of Participation Agreement among Liberty Variable Investment Trust, Liberty Financial Investments, Inc. and Cova Financial Life Insurance Company++

        (x) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Life Insurance Company***

     9.  Opinion and Consent of Counsel

    10.  Consent of Independent Auditors

    11.  Not Applicable

    12.  Not Applicable

    13.  Calculation of Performance Information

    14.  Company Organizational Chart**

    27.  Not Applicable

          ** incorporated by reference to Registrant's Form N-4 ,(File Nos. 333-34817 and 811-07060) electronically filed on September 2, 1997.

          *** incorporated by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-34817 and 811-07060) electronically filed on April 30, 1999.

          + Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 electronically filed on November 19, 1997.

          ++ Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 electronically filed on February 11, 1998.

        +++ Incorporated by reference to Cova Variable Life Account Five, Initial Registration Statement on Form S-6 (File No. 333-37559) electronically filed on October 9, 1997.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR.

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal                Positions and Offices
 Business Address                 with Depositor
--------------------------------  --------------------------------
Richard A. Liddy                  Chairman of the Board and Director
700 Market Street
St. Louis, MO 63101

Lorry J. Stensrud                 President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Mark E. Reynolds                  Executive Vice President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

John W. Barber                    Director
13045 Tesson Ferry Rd.
St. Louis, MO 63128

William P. Boscow                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

Constance A. Doern                Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Patricia E. Gubbe                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Philip A. Haley                   Executive Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

J. Robert Hopson                  Vice President,
One Tower Lane, Suite 3000        Chief Actuary and Director
Oakbrook Terrace, IL  60181-4644

E. Thomas Hughes, Jr.             Treasurer and Director
700 Market Street
St. Louis, MO 63101

Douglas E. Jacobs                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

Lisa O. Kirchner                  Vice President
4700 Westown Parkway
West Des Moines, IA 50266



James W. Koeger                   Assistant Treasurer
700 Market Street
St. Louis, MO 63101

William C. Mair                   Vice President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Matthew P. McCauley               Assistant Secretary and Director
700 Market Street
St. Louis, MO 63101

Myron H. Sandberg                  Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

John W. Schaus                    Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Bernard J. Spaulding              Senior Vice President,
One Tower Lane, Suite 3000        General Counsel and Secretary
Oakbrook Terrace, IL 60181-4644

Joann T. Tanaka                   Senior Vice President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

Patricia M. Wersching             Assistant Treasurer
700 Market Street
St. Louis, MO 63101

Peter L. Witkewiz                 Vice President and
One Tower Lane, Suite 300         Controller
Oakbrook Terrace, IL 60181-4644

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

A company organizational chart was filed as Exhibit 14 to Registrant's Form N-4 (File Nos. 333-34817 and 811-07060) filed on September 2, 1997 and is incorporated herein by reference.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of November 9, 1999 there were 68 Qualified Contract Owners and 270 Non-Qualified Contract Owners.

ITEM 28.   INDEMNIFICATION.

The Bylaws of the Company (Article V, Section 9) provide that:

This corporation shall indemnify, to the fullest extent allowed by California law, its present and former directors and officers against expenses, judgments, fines, settlements, and other amounts incurred in connection with any proceeding or threatened proceeding brought against such directors or officers in their capacity as such. Such indemnification shall be made in accordance with procedures set forth by California law. Sums for expenses incurred in defending any such proceeding may also be advanced to any such director or officer to the extent and under the conditions provided by California law.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS.

(a) Cova Life Sales Company is the principal underwriter for the following investment companies (other than Registrant):

Cova Variable Annuity Account One
First Cova Variable Annuity Account One
Cova Variable Life Account One
Cova Variable Life Account Five
Cova Variable Annuity Account Four
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven

(b) Cova Life Sales Company is the principal underwriter for the Contracts. The following persons are the officers and directors of Cova Life Sales Company. The principal business address for each officer and director of Cova Life Sales Company is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181- 4644.

(b)  Name and Principal  Positions and Offices
      Business Address   with Underwriter
-----------------------  ---------------------------

Lorry J. Stensrud        Director

Patricia E. Gubbe        President, Chief Compliance
                         Officer and Director

William C. Mair          Director

Philip A. Haley          Vice President


Shari Ruecker            Vice President

Mark E. Reynolds         Treasurer

James W. Koeger          Assistant Treasurer

Bernard J. Spaulding     Secretary

(c)  Not applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS.

William Flory, whose address is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644 maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES.

Not Applicable.

ITEM 32.   UNDERTAKINGS.

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Cova Financial Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Oakbrook Terrace, and State of Illinois on this 9th day of November, 1999.

                                  COVA VARIABLE ANNUITY ACCOUNT FIVE
                                  (Registrant)


                             By:  COVA FINANCIAL LIFE INSURANCE COMPANY


                             By: /s/LORRY J. STENSRUD
                                 _________________________________________


                                  COVA FINANCIAL LIFE INSURANCE COMPANY
                                  Depositor


                             By:   /s/LORRY J. STENSRUD
                                  _________________________________________



As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



                        Chairman of the Board and
----------------------  Director                  --------
Richard A. Liddy                                   Date

/s/LORRY J. STENSRUD    President and Director    11/8/99
---------------------                             --------
Lorry J. Stensrud                                  Date

/s/J. ROBERT HOPSON     Director                  11/9/99
----------------------                            --------
J. Robert Hopson                                   Date


William C. Mair*       Director                   11/8/99
----------------------                            --------
William C. Mair                                    Date

E. Thomas Hughes, Jr.* Treasurer and Director     11/8/99
----------------------                            --------
E. Thomas Hughes, Jr.                              Date

Matthew P. McCauley*   Director                   11/8/99
----------------------                            --------
Matthew P. McCauley                                Date

John W. Barber*        Director                   11/8/99
----------------------                            --------
John W. Barber                                     Date


/S/ MARK E. REYNOLDS     Director                 11/9/99
----------------------                            --------
Mark E. Reynolds                                   Date


/s/J. TERRI TANAKA                                11/9/99
---------------------    Director                 --------
J. Terri Tanaka                                    Date

/s/PETER L. WITKEWIZ                             11/9/99
---------------------   Controller                --------
Peter L. Witkewiz                                  Date





                                  *By: /s/LORRY J. STENSRUD
                                       ____________________________________
                                        Lorry J. Stensrud, Attorney-in-Fact





                              INDEX TO EXHIBITS

                                      TO

              POST-EFFECTIVE AMENDMENT NO. 5 (FILE NO. 333-34817)

                                      TO

                                   FORM N-4

                      COVA VARIABLE ANNUITY ACCOUNT FIVE

EXHIBIT NO.                                                     PAGE NO.


EX-99.B9      Opinion and Consent of Counsel

EX-99.B10     Consent of Independent Auditors

EX-99.B13     Calculation of Performance Information